                                                              File Nos. 33-71054
                                                                        811-8114

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933
                         Post-Effective Amendment No. 14

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 43

                            SEPARATE ACCOUNT VA-K OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

          immediately upon filing pursuant to Paragraph (b) of Rule 485
     ---
      X   on May 1, 2001 pursuant to Paragraph (b) of Rule 485
     ---
          60 days after filing pursuant to Paragraph (a) (1) of Rule 485
     ---
          on (date) pursuant to Paragraph (a) (1) of Rule 485
     ---
          this post-effective amendment designates a new effective
     ---  date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("the 1940 Act"), Registrant has registered that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("the 1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2000 was filed on or before March 30, 2001.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.          CAPTION IN PROSPECTUS
-----------------          ---------------------
1..........................Cover Page

2..........................Special Terms

3..........................Prospectus A: Summary of Contract Features; Summary of Fees and Expenses
                           Prospectus B: Summary of Policy Features; Summary of Fees and Expenses

4..........................Condensed Financial Information; Performance Information

5..........................Description of the Companies, the Variable Accounts, and the Underlying Investment Companies

6..........................Charges and Deductions

7..........................Description of the Contract

8..........................Electing the Form of Annuity and the Annuity Date; Description of Variable Annuity
                           Payout Options; Annuity Benefit Payments

9..........................Death Benefit

10.........................Payments; Computation of Values

11.........................Surrender; Withdrawals; Charge for Surrender and Withdrawal; Withdrawal without
                           Surrender Charge; Texas Optional Retirement Program

12.........................Federal Tax Considerations

13.........................Legal Matters

14.........................Statement of Additional Information-Table of Contents

FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------          ----------------------------------------------
15.........................Cover Page

16.........................Table of Contents

17.........................General Information and History

18.........................Services


FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL INFORMATION (CONT'D)
-----------------          -------------------------------------------------------
19.........................Underwriters

20.........................Underwriters

21.........................Performance Information

22.........................Annuity Benefit Payments

23.........................Financial Statements

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS


This Prospectus provides important information about the Delaware Medallion II variable annuity policies issued by Allmerica Financial Life Insurance and Annuity Company and Delaware Medallion I variable annuity policies issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company. The policy is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. Neither of these policies is currently being sold in any jurisdiction. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Information specific to Delaware Medallion I is set forth in Appendix B. Owners of these policies should review this Appendix first.


A Statement of Additional Information dated May 1, 2001 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by completing the attached request card or by calling Annuity Client Services at 1-800-533-2124. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Separate Account, known as Separate Account VA-K is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this policy invests exclusively in shares of one of the following funds.


DELAWARE GROUP PREMIUM FUND               AIM VARIABLE INSURANCE FUNDS              ALLIANCE VARIABLE PRODUCTS SERIES
DGPF Balanced Series                      AIM V.I. Growth Fund                      FUND, INC. (CLASS B)
DGPF Capital Reserves Series              AIM V.I. High Yield Fund                  Alliance Growth Portfolio
DGPF Cash Reserve Series                  AIM V.I. International Equity Fund        Alliance Growth and Income Portfolio
DGPF Convertible Securities Series        AIM V.I. Value Fund                       Alliance Premier Growth Portfolio
DGPF Devon Series                                                                   Alliance Technology Portfolio
DGPF Emerging Markets Series              THE ALGER AMERICAN FUND
DGPF Global Bond Series                   Alger American Leveraged AllCap           FRANKLIN TEMPLETON VARIABLE
DGPF Growth & Income Series               Portfolio                                 INSURANCE PRODUCTS TRUST (CLASS 2)
DGPF Growth Opportunities Series          Alger American MidCap Growth Portfolio    FT VIP Franklin Small Cap Fund
DGPF High Yield Series                    Alger American Small Capitalization       FT VIP Mutual Shares Securities Fund
DGPF International Equity Series          Portfolio                                 FT VIP Templeton Growth Securities Fund
DGPF REIT Series                                                                    FT VIP Templeton International
DGPF Select Growth Series                                                           Securities Fund
DGPF Small Cap Value Series
DGPF Social Awareness Series                                                        PIONEER VARIABLE CONTRACTS
DGPF Strategic Income Series                                                        TRUST (CLASS II)
DGPF Technology and Innovation Series                                               Pioneer Emerging Markets VCT Portfolio
DGPF Trend Series                                                                   Pioneer Mid-Cap Value VCT Portfolio
DGPF U.S. Growth Series


The Company's General Account is also available as an investment option and offers a fixed interest rate guaranteed for one year from the time a payment is received.


The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               DATED MAY 1, 2001

                               TABLE OF CONTENTS


SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF POLICY FEATURES..................................        14
DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        17
INVESTMENT OBJECTIVES AND POLICIES..........................        19
PERFORMANCE INFORMATION.....................................        22
CHARGES AND DEDUCTIONS......................................        24
  A.   Surrender Charge.....................................        24
  B.   Premium Taxes........................................        27
  C.   Policy Fee...........................................        27
  D.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider Charge............................................        27
  E.   Annual Charges Against Separate Account Assets.......        28
THE VARIABLE ANNUITY POLICIES...............................        29
  A.   Purchase Payments....................................        29
  B.   Transfer Privilege...................................        30
  C.   Surrender............................................        31
  D.   Partial Redemption...................................        32
  E.   Death Benefit........................................        32
  F.   The Spouse of the Owner as Beneficiary...............        33
  G.   Assignment...........................................        34
  H.   Electing the Form of Annuity and the Annuity Date....        34
  I.   Description of Variable Annuity Options..............        35
  J.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        36
  K.   NORRIS Decision......................................        38
  L.   Computation of Policy Values and Annuity Benefit
    Payments................................................        38
        The Accumulation Unit...............................        38
        Adjusted Gross Investment Rate......................        39
        Net Investment Rate and Net Investment Factor.......        39
        Determination of the First Variable Annuity Benefit
        Payment.............................................        39
        The Annuity Unit....................................        40
        Determination of the Number of Annuity Units........        40
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        40
FEDERAL TAX CONSIDERATIONS..................................        41
  A.   General..............................................        41
        The Company.........................................        41
        Diversification Requirements........................        41
        Investor Control....................................        41
  B.   Qualified and Non-Qualified Policies.................        42
  C.   Taxation of the Policies in General Account..........        42
        Withdrawals Prior to Annuitization..................        42
        Annuity Payouts After Annuitization.................        42
        Penalty on Distribution.............................        42
        Assignments or Transfers............................        43
        Nonnatural Owners...................................        43
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        43
  D.   Tax Withholding......................................        43
  E.   Provisions Applicable to Qualified Employer Plans....        44
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        44
        Individual Retirement Annuities.....................        44

        Tax-Sheltered Annuities.............................        44
        Texas Optional Retirement Program...................        45
LOANS (QUALIFIED POLICIES ONLY).............................        45
STATEMENTS AND REPORTS......................................        45
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        45
VOTING RIGHTS...............................................        46
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        47
LEGAL MATTERS...............................................        47
FURTHER INFORMATION.........................................        47
APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT....       A-1
APPENDIX B -- INFORMATION APPLICABLE ONLY TO OWNERS OF
 DELAWARE MEDALLION I ALLMERICA FINANCIAL LIFE INSURANCE AND
 ANNUITY COMPANY (Policy Form A3019-92) FIRST ALLMERICA
 FINANCIAL LIFE INSURANCE COMPANY (Policy Form
 A3019-94GRC)...............................................       B-1
APPENDIX C -- CONDENSED FINANCIAL INFORMATION...............       C-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE POLICY, THE SEPARATE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         3
ANNUITY BENEFIT PAYMENTS....................................         4
EXCHANGE OFFER..............................................         6
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         8
PERFORMANCE INFORMATION.....................................         8
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the General Account credited to the Policy on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Policy to whom the Annuity is to be paid.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity payments under the Policy.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for all Delaware Medallion II policies (Form No. 3022-93) and for all Delaware Medallion I policies (Form No. 3019-92) except for Delaware Medallion I policies issued in New York on Form No. 301994 GRC on and after April 1, 1994. With regard to New York policies issued on and after April 1, 1994, any reference to "Company" refers exclusively to First Allmerica Financial Life Insurance Company.


CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.


FIXED ANNUITY PAYOUT: an annuity payout providing for payments which remain fixed in amount throughout the annuity payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

OWNER (YOU): the Owner of a Policy who may exercise all rights under the Policy, subject to the consent of any irrevocable beneficiary. After the Annuity Date, the Annuitant will be the Owner.

SEPARATE ACCOUNT: Separate Account VA-K of the Company, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Separate Account is determined separately from the other assets of the Company and are not chargeable with liabilities arising out of any other business which the Company may conduct.


SUB-ACCOUNT: a subdivision of Separate Account VA-K investing exclusively in the shares of a corresponding Underlying Fund.


SURRENDER VALUE: the Accumulated Value of the Policy minus any Policy fee, rider charge and/or surrender charge that may apply upon surrender.


UNDERLYING FUNDS (FUNDS): an investment portfolio of Delaware Group Premium Fund ("DGPF"), AIM Variable Insurance Funds ("AVIF"), The Alger American Fund ("Alger"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), and Pioneer Variable Contracts Trust ("Pioneer VCT").

VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy was received) when there is a sufficient degree of trading in an Underlying Fund portfolio securities such that the current unit value of the Sub-Accounts may be materially affected.

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ANNUITY PAYOUT: an annuity payout providing for payments varying in amount in accordance with the investment experience of certain Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the Delaware Medallion I and II Policies. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Policy, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "B. Premium Taxes" under CHARGES AND DEDUCTIONS.



                                                              YEARS FROM
                                                                DATE OF
                                                                PAYMENT         CHARGE
1. POLICY CHARGES:                                            -----------       ------
                                                                  0-3            7.0%
                                                                   4             6.0%
                                                                   5             5.0%
                                                                   6             4.0%
                                                                   7             3.0%
                                                              More than 7         0%
SURRENDER CHARGE:*
  During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any
  commutable period certain option or a noncommutable period certain option of less than ten years. The charge is a
  percentage of payments withdrawn (in excess of any amount
  that is free of surrender charge) within the indicated
  time Period.

*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on
Policies when (1) Policies are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see
"A. Surrender Charge" under CHARGES AND DEDUCTIONS.

TRANSFER CHARGE:                                                                 None
  The Company currently makes no charge for processing
  transfers and guarantees that the first 12 transfers in a
  Policy year will not be subject to a transfer charge. For
  each subsequent transfer, the Company reserves the right
  to assess a charge, guaranteed never to exceed $25, to
  reimburse the Company for the costs of processing the
  transfer.

ANNUAL POLICY FEE:                                                               $30
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is
  $50,000 or less. The fee is waived for Policies issued to
  and maintained by the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGES:
Under the following riders, 1/12th of the annual charge is
deducted pro-rata on a monthly basis at the end of each
month and, if applicable, at termination of the rider. The
charge on an annual basis as a percentage of the Accumulated
Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                    0.25%
      with a ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                    0.15%
      with a fifteen-year waiting period:

2. ANNUAL SUB-ACCOUNT EXPENSES:
(on an annual basis as percentage of average daily net
assets)
  MORTALITY AND EXPENSE RISK CHARGE:                                            1.25%
  ADMINISTRATIVE EXPENSE CHARGE:                                                0.15%
                                                                                ------
  TOTAL ANNUAL EXPENSES:                                                        1.40%

3. ANNUAL UNDERLYING FUND EXPENSES:



Total expenses of the Underlying Funds are not fixed or specified under the terms of the Policy and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2000, as adjusted for any material changes.



                                                                                                TOTAL FUND
                                                                                                 EXPENSES
                                          MANAGEMENT FEE       SERVICE     OTHER EXPENSES       (AFTER ANY
                                            (AFTER ANY         FEES OR       (AFTER ANY          WAIVERS/
FUND                                    VOLUNTARY WAIVERS)   12B-1 FEES*   REIMBURSEMENTS)    REIMBURSEMENTS)
----                                    ------------------   -----------   ---------------    ---------------
DGPF Balanced Series..................         0.65%            0.00%           0.14%        0.79%(1)
DGPF Capital Reserves Series..........         0.50%            0.00%           0.13%        0.63%(1)
DGPF Cash Reserve Series..............         0.45%            0.00%           0.18%        0.63%(1)
DGPF Convertible Securities Series....         0.75%            0.00%           0.08%        0.83%(1)
DGPF Devon Series.....................         0.61%            0.00%           0.19%        0.80%(1)(2)
DGPF Emerging Markets Series..........         1.09%            0.00%           0.43%        1.52%(1)(2)(3)
DGPF Global Bond Series...............         0.65%            0.00%           0.20%        0.85%(1)(2)
DGPF Growth & Income Series...........         0.60%            0.00%           0.08%        0.68%(1)
DGPF Growth Opportunities Series......         0.75%            0.00%           0.09%        0.84%(1)
DGPF High Yield Series................         0.65%            0.00%           0.12%        0.77%(1)
DGPF International Equity Series......         0.78%            0.00%           0.17%        0.95%(1)(2)
DGPF REIT Series......................         0.57%            0.00%           0.28%        0.85%(1)(2)
DGPF Select Growth Series.............         0.68%            0.00%           0.14%        0.82%(1)(2)(3)
DGPF Small Cap Value Series...........         0.71%            0.00%           0.14%        0.85%(1)(2)
DGPF Social Awareness Series..........         0.69%            0.00%           0.16%        0.85%(1)(2)
DGPF Strategic Income Series..........         0.65%            0.00%           0.15%        0.80%(1)
DGPF Technology and Innovation
 Series**.............................         0.47%            0.00%           0.41%        0.88%(1)(2)(3)
DGPF Trend Series.....................         0.72%            0.00%           0.11%        0.83%(1)(2)
DGPF U. S. Growth Series..............         0.65%            0.00%           0.09%        0.74%(1)
AIM V.I. Growth Fund..................         0.61%            0.00%           0.22%        0.83%
AIM V.I. High Yield Fund..............         0.63%            0.00%           0.56%        1.19%(4)
AIM V.I. International Equity Fund....         0.73%            0.00%           0.29%        1.02%
AIM V.I. Value Fund...................         0.61%            0.00%           0.23%        0.84%
Alger American Leveraged AllCap
 Portfolio............................         0.85%            0.00%           0.05%        0.90%
Alger American MidCap Growth
 Portfolio............................         0.80%            0.00%           0.04%        0.84%
Alger American Small Capitalization
 Portfolio............................         0.85%            0.00%           0.05%        0.90%
Alliance Growth Portfolio
 (Class B)............................         0.75%            0.25%           0.08%        1.08%
Alliance Growth and Income Portfolio
 (Class B)............................         0.63%            0.25%           0.07%        0.95%
Alliance Premier Growth
 Portfolio(Class B)...................         1.00%            0.25%           0.05%        1.30%
Alliance Technology Portfolio
 (Class B)............................         0.97%            0.25%           0.09%        1.31%(5)
FT VIP Franklin Small Cap Fund
 (Class 2)............................         0.53%            0.25%           0.28%        1.06%(6)(7)(8)
FT VIP Mutual Shares Securities Fund
 (Class 2)............................         0.60%            0.25%           0.20%        1.05%(6)
FT VIP Templeton Growth Securities
 Fund(Class 2)........................         0.81%            0.25%           0.06%        1.12%(6)(9)
FT VIP Templeton International
 Securities Fund (Class 2)............         0.67%            0.25%           0.20%        1.12%(6)
Pioneer Emerging Markets VCT
 Portfolio*** (Class II)..............         0.36%            0.25%           1.50%        2.11%(10)(11)(12)
Pioneer Mid-Cap Value VCT Portfolio
 (Class II)...........................         0.65%            0.25%           0.11%        1.01%(10)

*The Company may receive service fees or 12b-1 fees from the Underlying Funds in return for providing certain services. In addition, the Company may receive fees from the investment advisers or other service providers for providing such services.



**Standard Class shares of the DGPF Technology and Innovation Series commenced operations on September 1, 2000; therefore, expenses shown are estimated and annualized.



***Class II shares of the Pioneer Emerging Markets VCT Portfolio commenced operations on May 1, 2000; therefore, expenses shown are annualized.



(1)Effective May 1, 2001 through October 31, 2001, the investment advisers for the Series of DGPF have agreed voluntarily to waive their management fees and reimburse each Series for expenses to the extent that total expenses will not exceed 1.50% for the DGPF Emerging Markets Series; 0.95% for the DGPF International Equity Series; 0.85% for DGPF Convertible Securities Series, DGPF Global Bond Series, DGPF Growth Opportunities Series, DGPF REIT Series, DGPF Select Growth Series, DGPF Small Cap Value Series, DGPF Social Awareness Series, DGPF Technology and Innovation Series and DGPF Trend Series; 0.75% for DGPF U.S. Growth Series; and 0.80% for all other Series. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect on May 1, 2001. The declaration of a voluntary expense limitation does not bind the investment advisers to declare future expense limitations with respect to these Funds.



(2)For the fiscal year ended December 31, 2000, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 1.68% for DGPF Emerging Markets Series, 1.02% for DGPF International Equity Series, 1.03% for DGPF REIT Series, 0.89% for DGPF Select Growth Series, 0.91% for DGPF Social Awareness Series, 0.95% for DGPF Global Bond Series, 0.84% for DGPF Devon Series, 0.84% for DGPF Trend Series, 0.89% for DGPF Small Cap Value Series and 1.16% for DGPF Technology and Innovation Series.



(3)Through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement, were 1.50% for DGPF Emerging Markets Series, 0.81% for DGPF Select Growth Series and 0.84% for DGPF Technology and Innovation Series.



(4)Expenses have been restated to reflect current fees.



(5)Prior to May 1, 2000, the Advisor of Alliance Technology Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.20% of the average daily net assets. Effective May 1, 2000 the Advisor determined not to extend the expense limitation undertaking of the Portfolio. Absent any waiver or reimbursement the Total Operating Expenses would have been 1.33%.



(6)The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(7)Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective
May 1, 2000.



(8)The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in Franklin Templeton Money Fund.This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Including this reduction the Total Operating Expenses were 1.02%.

(9)The fund administration fee is paid indirectly through the Management fee.



(10)Class II shares of the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid-Cap Value VCT Portfolio commenced operations on May 1, 2000; therefore, expenses shown are annualized.



(11)Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2001 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio to 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These agreements are voluntary and may be terminated with notice. Excluding certain offset arrangements, but after the effect of the voluntary limitation, expenses attributable to Class II shares would have been 2.11% for the Pioneer Emerging Markets VCT Portfolio. For the fiscal year ended
December 31, 2000, assuming no voluntary limitations and no expense offset arrangements, portfolio expenses as a percentage of average daily net assets attributable to Class II shares were 4.47% for the Pioneer Emerging Markets VCT Portfolio.



(12)Total expenses are gross of amounts paid in connection with certain expense offset arrangements. Assuming reduction for expense offset arrangements, total operating expenses attributable to Class II shares for the fiscal period ended December 31, 2000, were 2.09% for the Pioneer Emerging Markets VCT Portfolio.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples also assume that the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by the rules of the Securities and Exchange Commission ("SEC"), the Policy fee has been reflected in the examples by a method intended to show the "average" impact of the Policy fee on an investment in the Separate Account. The total Policy fees collected under the Policies by the Company are divided by the total average net assets attributable to the Policies. The resulting percentage is 0.03%, and the amount of the Policy fee is assumed to be $0.30 in the examples. The Policy fee is deducted only when the Accumulated Value is $50,000 or less. Lower charges apply to Policies issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Fund differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OF LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any commutable fixed period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Balanced Series.......................................    $ 87       $138       $169       $255
DGPF Capital Reserves Series...............................    $ 86       $133       $161       $239
DGPF Cash Reserve Series...................................    $ 86       $133       $161       $239
DGPF Convertible Securities Series.........................    $ 88       $139       $171       $260
DGPF Devon Series..........................................    $ 87       $138       $169       $256
DGPF Emerging Markets Series...............................    $ 94       $158       $205       $327
DGPF Global Bond Series....................................    $ 88       $140       $172       $262
DGPF Growth & Income Series................................    $ 86       $135       $163       $244
DGPF Growth Opportunities Series...........................    $ 88       $139       $172       $261
DGPF High Yield Series.....................................    $ 87       $137       $168       $253
DGPF International Equity Series...........................    $ 89       $142       $177       $272
DGPF REIT Series...........................................    $ 88       $140       $172       $262
DGPF Select Growth Series..................................    $ 88       $139       $170       $258
DGPF Small Cap Value Series................................    $ 88       $140       $172       $262
DGPF Social Awareness Series...............................    $ 88       $140       $172       $262
DGPF Strategic Income Series...............................    $ 87       $138       $169       $256
DGPF Technology and Innovation Series......................    $ 88       $140       $174       $265
DGPF Trend Series..........................................    $ 88       $139       $171       $260
DGPF U. S. Growth Series...................................    $ 87       $136       $166       $250
AIM V.I. Growth Fund.......................................    $ 88       $139       $171       $260
AIM V.I. High Yield Fund...................................    $ 91       $149       $189       $295
AIM V.I. International Equity Fund.........................    $ 89       $144       $181       $279
AIM V.I. Value Fund........................................    $ 88       $139       $172       $261
Alger American Leveraged AllCap Portfolio..................    $ 88       $141       $175       $267
Alger American MidCap Growth Portfolio.....................    $ 88       $139       $172       $261
Alger American Small Capitalization Portfolio..............    $ 88       $141       $175       $267
Alliance Growth Portfolio..................................    $ 90       $146       $184       $285
Alliance Growth and Income Portfolio.......................    $ 89       $142       $177       $272
Alliance Premier Growth Portfolio..........................    $ 92       $152       $194       $306
Alliance Technology Portfolio..............................    $ 92       $152       $195       $307
FT VIP Franklin Small Cap Fund.............................    $ 90       $145       $183       $283
FT VIP Mutual Shares Securities Fund.......................    $ 90       $145       $182       $282
FT VIP Templeton Growth Securities Fund....................    $ 90       $147       $186       $289
FT VIP Templeton International Securities Fund.............    $ 90       $147       $186       $289
Pioneer Emerging Markets VCT Portfolio.....................    $100       $174       $232       $381
Pioneer Mid-Cap Value VCT Portfolio........................    $ 89       $144       $180       $278

(1)(b) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any commutable fixed period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Balanced Series                                           $ 90       $145       $182       $281
DGPF Capital Reserves Series...............................    $ 88       $140       $174       $265
DGPF Cash Reserve Series...................................    $ 88       $140       $174       $265
DGPF Convertible Securities Series.........................    $ 90       $146       $184       $285
DGPF Devon Series..........................................    $ 90       $145       $182       $282
DGPF Emerging Markets Series...............................    $ 96       $165       $217       $350
DGPF Global Bond Series....................................    $ 90       $147       $185       $287
DGPF Growth & Income Series................................    $ 89       $142       $176       $270
DGPF Growth Opportunities Series...........................    $ 90       $146       $184       $286
DGPF High Yield Series.....................................    $ 89       $144       $181       $279
DGPF International Equity Series...........................    $ 91       $149       $190       $296
DGPF REIT Series...........................................    $ 90       $147       $185       $287
DGPF Select Growth Series..................................    $ 90       $146       $183       $284
DGPF Small Cap Value Series................................    $ 90       $147       $185       $287
DGPF Social Awareness Series...............................    $ 90       $147       $185       $287
DGPF Strategic Income Series...............................    $ 90       $145       $182       $282
DGPF Technology and Innovation Series......................    $ 90       $147       $186       $290
DGPF Trend Series..........................................    $ 90       $146       $184       $285
DGPF U. S. Growth Series...................................    $ 89       $143       $179       $276
AIM V.I. Growth Fund.......................................    $ 90       $146       $184       $285
AIM V.I. High Yield Fund...................................    $ 93       $156       $201       $319
AIM V.I. International Equity Fund.........................    $ 92       $151       $193       $303
AIM V.I. Value Fund........................................    $ 90       $146       $184       $286
Alger American Leveraged AllCap Portfolio..................    $ 91       $148       $187       $291
Alger American MidCap Growth Portfolio.....................    $ 90       $146       $184       $286
Alger American Small Capitalization Portfolio..............    $ 91       $148       $187       $291
Alliance Growth Portfolio..................................    $ 92       $153       $196       $309
Alliance Growth and Income Portfolio.......................    $ 91       $149       $190       $296
Alliance Premier Growth Portfolio..........................    $ 94       $159       $206       $330
Alliance Technology Portfolio..............................    $ 94       $159       $207       $331
FT VIP Franklin Small Cap Fund.............................    $ 92       $152       $195       $307
FT VIP Mutual Shares Securities Fund.......................    $ 92       $152       $194       $306
FT VIP Templeton Growth Securities Fund....................    $ 93       $154       $198       $313
FT VIP Templeton International Securities Fund.............    $ 93       $154       $198       $313
Pioneer Emerging Markets VCT Portfolio.....................    $102       $181       $243       $403
Pioneer Mid-Cap Value VCT Portfolio........................    $ 92       $151       $192       $302

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do NOT surrender or annuitize your Policy, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and no Rider:**


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Balanced Series.......................................    $23        $ 69       $119       $255
DGPF Capital Reserves Series...............................    $21        $ 65       $111       $239
DGPF Cash Reserve Series...................................    $21        $ 65       $111       $239
DGPF Convertible Securities Series.........................    $23        $ 71       $121       $260
DGPF Devon Series..........................................    $23        $ 70       $119       $256
DGPF Emerging Markets Series...............................    $30        $ 91       $155       $327
DGPF Global Bond Series....................................    $23        $ 71       $122       $262
DGPF Growth & Income Series................................    $21        $ 66       $113       $244
DGPF Growth Opportunities Series...........................    $23        $ 71       $122       $261
DGPF High Yield Series.....................................    $22        $ 69       $118       $253
DGPF International Equity Series...........................    $24        $ 74       $127       $272
DGPF REIT Series...........................................    $23        $ 71       $122       $262
DGPF Select Growth Series..................................    $23        $ 70       $120       $258
DGPF Small Cap Value Series................................    $23        $ 71       $122       $262
DGPF Social Awareness Series...............................    $23        $ 71       $122       $262
DGPF Strategic Income Series...............................    $23        $ 70       $119       $256
DGPF Technology and Innovation Series......................    $23        $ 72       $124       $265
DGPF Trend Series..........................................    $23        $ 71       $121       $260
DGPF U. S. Growth Series...................................    $22        $ 68       $116       $250
AIM V.I. Growth Fund.......................................    $23        $ 71       $121       $260
AIM V.I. High Yield Fund...................................    $27        $ 81       $139       $295
AIM V.I. International Equity Fund.........................    $25        $ 76       $131       $279
AIM V.I. Value Fund........................................    $23        $ 71       $122       $261
Alger American Leveraged AllCap Portfolio..................    $24        $ 73       $125       $267
Alger American MidCap Growth Portfolio.....................    $23        $ 71       $122       $261
Alger American Small Capitalization Portfolio..............    $24        $ 73       $125       $267
Alliance Growth Portfolio..................................    $25        $ 78       $134       $285
Alliance Growth and Income Portfolio.......................    $24        $ 74       $127       $272
Alliance Premier Growth Portfolio..........................    $28        $ 85       $144       $306
Alliance Technology Portfolio..............................    $28        $ 85       $145       $307
FT VIP Franklin Small Cap Fund.............................    $25        $ 78       $133       $283
FT VIP Mutual Shares Securities Fund.......................    $25        $ 77       $132       $282
FT VIP Templeton Growth Securities Fund....................    $26        $ 79       $136       $289
FT VIP Templeton International Securities Fund.............    $26        $ 79       $136       $289
Pioneer Emerging Markets VCT Portfolio.....................    $36        $109       $184       $381
Pioneer Mid-Cap Value VCT Portfolio........................    $25        $ 76       $130       $278

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do NOT surrender or annuitize your Policy, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Balanced Series.......................................    $25        $ 77       $132       $281
DGPF Capital Reserves Series...............................    $23        $ 72       $124       $265
DGPF Cash Reserve Series...................................    $23        $ 72       $124       $265
DGPF Convertible Securities Series.........................    $25        $ 78       $134       $285
DGPF Devon Series..........................................    $25        $ 77       $132       $282
DGPF Emerging Markets Series...............................    $32        $ 99       $167       $350
DGPF Global Bond Series....................................    $26        $ 79       $135       $287
DGPF Growth & Income Series................................    $24        $ 74       $126       $270
DGPF Growth Opportunities Series...........................    $26        $ 78       $134       $286
DGPF High Yield Series.....................................    $25        $ 76       $131       $279
DGPF International Equity Series...........................    $27        $ 82       $140       $296
DGPF REIT Series...........................................    $26        $ 79       $135       $287
DGPF Select Growth Series..................................    $25        $ 78       $133       $284
DGPF Small Cap Value Series................................    $26        $ 79       $135       $287
DGPF Social Awareness Series...............................    $26        $ 79       $135       $287
DGPF Strategic Income Series...............................    $25        $ 77       $132       $282
DGPF Technology and Innovation Series......................    $26        $ 80       $136       $290
DGPF Trend Series..........................................    $25        $ 78       $134       $285
DGPF U. S. Growth Series...................................    $25        $ 75       $129       $276
AIM V.I. Growth Fund.......................................    $25        $ 78       $134       $285
AIM V.I. High Yield Fund...................................    $29        $ 89       $151       $319
AIM V.I. International Equity Fund.........................    $27        $ 84       $143       $303
AIM V.I. Value Fund........................................    $26        $ 78       $134       $286
Alger American Leveraged AllCap Portfolio..................    $26        $ 80       $137       $291
Alger American MidCap Growth Portfolio.....................    $26        $ 78       $134       $286
Alger American Small Capitalization Portfolio..............    $26        $ 80       $137       $291
Alliance Growth Portfolio..................................    $28        $ 86       $146       $309
Alliance Growth and Income Portfolio.......................    $27        $ 82       $140       $296
Alliance Premier Growth Portfolio..........................    $30        $ 92       $157       $330
Alliance Technology Portfolio..............................    $30        $ 92       $157       $331
FT VIP Franklin Small Cap Fund.............................    $28        $ 85       $145       $307
FT VIP Mutual Shares Securities Fund.......................    $28        $ 85       $144       $306
FT VIP Templeton Growth Securities Fund....................    $28        $ 87       $148       $313
FT VIP Templeton International Securities Fund.............    $28        $ 87       $148       $313
Pioneer Emerging Markets VCT Portfolio.....................    $38        $116       $195       $403
Pioneer Mid-Cap Value VCT Portfolio........................    $27        $ 84       $142       $302


*The Policy fee is not deducted after annuitization. No surrender charge is assessed at the time of annuitization if you elect a life contingency option or a noncommutable period certain option of ten years or more.

**If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Policy.

                           SUMMARY OF POLICY FEATURES


INVESTMENT OPTIONS. Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (up to seventeen Sub-Accounts, in addition to the DGPF Cash Reserve Series, may be utilized at any one time) and a fixed account ("General Account") of the Company (together "investment options"). The Sub-Accounts are subdivisions of Separate Account VA-K (the "Separate Account"), a separate account of the Company. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, (the "1940 Act") but such registration does not involve the supervision or management of investment practices or policies by the Securities and Exchange Commission ("SEC"). For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES. For more information about the General Account see APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.



INVESTMENT IN THE SUB-ACCOUNTS. Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment portfolio ("Underlying Fund") of Delaware Group Premium Fund ("DGPF"), AIM Variable Insurance Funds ("AVIF"), The Alger American Fund ("Alger"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), and Pioneer Variable Contracts Trust ("Pioneer VCT"). You may invest in up to seventeen Sub-Accounts at any one time, in addition to the DGPF Cash Reserve Series. Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables the Owner to allocate money among the Funds to meet his/her particular investment needs. There can be no assurance that the investment objectives of an Underlying Fund can be achieved or that the value of a Policy will equal or exceed the aggregate amount of the purchase payments made. For more information about the investments of the Underlying Funds and the investment advisers, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES.


The value of each Sub-Account will vary daily depending on the performance of the investments made by the respective Underlying Funds. Dividends or capital gains distributions received from an Underlying Fund are reinvested in additional shares of that Underlying Fund, which are retained as assets of the Sub-Account

TRANSFERS AMONG INVESTMENT OPTIONS. Prior to the Annuity Date, amounts may be transferred among the Sub-Accounts and between the Sub-Accounts and the General Account as described under "B. Transfer Privilege" under THE VARIABLE ANNUITY POLICIES. Automatic Transfers (Dollar Cost Averaging) which gradually moves money to one or more of the Underlying Funds and Automatic Account Rebalancing which ensures that assets remain allocated according to your designated percentage allocation mix are also available at no additional charge.

ANNUITY PAYMENTS. The owner of a Policy ("Owner") may select variable annuity benefit payments based on the investment performance of certain Sub-Accounts, fixed annuity payouts, or a combination of fixed and variable payments. Fixed annuity payouts are guaranteed by the Company.

In addition, an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is currently available in most jurisdictions for a separate monthly charge. If elected, the Rider provides the Annuitant a guaranteed minimum amount of income after the specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. On each Policy anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in your Policy. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value on the Policy Anniversary that the M-GAP Benefit Base is being determined; or

    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any Policy anniversary since the Rider effective date, as determined after being increased for subsequent payments and proportionately reduced for subsequent withdrawals.

For more details see "J. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under THE VARIABLE ANNUITY POLICIES.

CANCELLATION RIGHTS. An individual purchasing a Policy ("IRA") may cancel it within ten days of receipt. In certain states an Owner may have special cancellation rights. For more information about cancellation rights, see RIGHT TO CANCEL OR SURRENDER.

PAYMENT MINIMUMS AND MAXIMUMS. Purchase payments are not limited as to frequency and number, but no payments may be submitted within one month of the Annuity Date. Generally, the initial purchase payment must be at least $600 and subsequent payments must be at least $50. Under a monthly automatic payment plan, or a payroll deduction plan, each purchase payment must be at least $50. In cases where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, however, the Company may issue a Policy on the employee if the plan's average annual contribution per eligible plan participant is at least $600.

The Company reserves the right to set maximum limits on the aggregate purchase payments made under the Policy. In addition, the Internal Revenue Code (the "Code") imposes maximum limits on contributions under qualified annuity plans.

CHARGES AND DEDUCTIONS. For a complete discussion of charges, see CHARGES AND DEDUCTIONS.

A.  SURRENDER CHARGES

No sales charge is deducted from purchase payments at the time the payments are made. However, a surrender charge may be assessed on withdrawals of payments that have not been invested for seven full years.

B.  ANNUAL POLICY FEE


During the accumulation phase, the Company will deduct a Policy fee equal to $30 from the Accumulated Value on the Policy anniversary, and upon full surrender of the Policy if the Accumulated Value on those dates is $50,000 or less. The Policy fee is waived for policies issued to a trustee of a 401(k) plan.


C.  PREMIUM TAXES

A deduction for state and local premium taxes, if any, may be made as described under "B. Premium Taxes." Premium taxes may range from 0 to 3.5%.

D.  SEPARATE ACCOUNT ASSET CHARGES

The Company will deduct on a daily basis, an annual charge equal to 1.25% of the average daily net assets of each Sub-Account. The charge is retained for the mortality and expense risks the Company assumes. In addition, to cover administrative expenses, the Company deducts on a daily basis, an annual charge of 0.15% of the average daily net assets in the Sub-Accounts.

E.  TRANSFER CHARGE

The Company currently makes no charge for transfers. The Company guarantees that the first twelve transfers in a Policy year will be free of charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse the Company for the costs of processing the transfer. If the Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge in that Policy year.

F.  CHARGES OF THE UNDERLYING FUNDS

In addition to the charges described above, each Underlying Fund incurs certain management fees and expenses which are more fully described in "Other Charges" and in the prospectuses of the Underlying Funds. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.

G.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER CHARGE

Subject to state availability, the Owner may elect the following optional Rider. If you elect the Rider, a separate monthly charge is deducted from the Accumulated Value at the end of each month within which the Rider has been in effect. The applicable charge is assessed by multiplying the Accumulated Value on the last day of each month and, if applicable, on the date the Rider is terminated by 1/12th of the following annual percentage rates:

Minimum Guaranteed Annuity Payout Rider with a ten-year
waiting period..............................................  0.25%
Minimum Guaranteed Annuity Payout Rider with a fifteen-year
waiting period..............................................  0.15%

For a description of this Rider, see "D. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider Charge" under CHARGES AND DEDUCTIONS, and "J. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under THE VARIABLE ANNUITY POLICIES.

SURRENDER OR PARTIAL REDEMPTION. At any time before the Annuity Date, the Owner has the right either to surrender the Policy in full and receive its Surrender Value or or to redeem a portion of the Policy's value subject to certain limits and any applicable surrender charge. There may be tax consequences for surrender or redemptions. For further information, see "C. Surrender" and "D. Partial Redemption" under THE VARIABLE ANNUITY POLICIES, "A. Surrender Charge" under CHARGES AND DEDUCTIONS and FEDERAL TAX CONSIDERATIONS.

DEATH BENEFIT. If the Annuitant or Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon death of the Annuitant, the death benefit is equal to the greatest of (a) the Accumulated Value on the Valuation Date that the Company receives due proof of death; (b) the sum of the gross payment(s) made under the Policy reduced proportionately to reflect the amount of all partial redemptions, or (c) the death benefit that would have been payable on the most recent fifth year Policy Anniversary, increased for subsequent purchase payments and reduced proportionately to reflect withdrawals after that date. Upon death of the Owner, who is not also the Annuitant, the death benefit will equal the Accumulated Value of the Policy next determined following receipt of due proof of death at the Principal Office. See "E. Death Benefit" under THE VARIABLE ANNUITY POLICIES.

SALES OF POLICIES. The Policies were originally sold by agents of the Company who are registered representatives of Allmerica Investments, Inc., a broker-dealer affiliate of the Company. The Policies were also sold by certain other broker-dealers which are members of the National Association of Securities Dealers, Inc., and whose representatives are authorized by applicable law to sell variable a annuity policies. See "Sales Expense." These policies are no longer being issued.

               DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT,
                    AND THE UNDERLYING INVESTMENT COMPANIES


THE COMPANY. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000 the Company had over $18 billion in assets and over $27 billion of life insurance in force.



Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries (including the Company) had over $24 billion in combined assets and over $34 billion in life insurance in force.


The Company is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE SEPARATE ACCOUNT. Separate Account VA-K (the "Separate Account") is a separate investment account of the Company. The assets used to fund the variable portions of the Policies are set aside in the Sub-Accounts of the Separate Account, and are kept separate from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account without regard to other income, capital gains, or capital losses of the Company. Obligations under the Policies are obligations of the Company. Under Delaware law, the assets of the Separate Account may not be charged with any liabilities arising out of any other business of the Company.

The Board of Directors of the Company authorized the Separate Account on November 1, 1990. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act. Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or the Company by the SEC. The Company reserves the right, subject to compliance with applicable law, to change the names of the Separate Account and the Sub-Accounts.

THE COMPANY OFFERS OTHER VARIABLE ANNUITY CONTRACTS INVESTING IN THE SEPARATE ACCOUNT WHICH ARE NOT DISCUSSED IN THIS PROSPECTUS. THE SEPARATE ACCOUNT ALSO INVESTS IN OTHER UNDERLYING FUNDS WHICH ARE NOT AVAILABLE TO THE POLICIES DESCRIBED IN THIS PROSPECTUS.

THE UNDERLYING INVESTMENT COMPANIES


DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of DGPF or its separate investment series. DGPF was established to serve as an investment medium for separate accounts supporting variable insurance policies. DGPF currently has 19 investment portfolios, each issuing a series of shares ("Series"): DGPF Balanced Series, DGPF Capital Reserves Series, DGPF Cash Reserve Series, DGPF Convertible Securities

Series, DGPF Devon Series, DGPF Emerging Markets Series, DGPF Global Bond Series, DGPF Growth & Income Series, DGPF Growth Opportunities Series, DGPF High Yield Series, DGPF International Equity Series, DGPF REIT Series, DGPF Select Growth Series, DGPF Small Cap Value Series, DGPF Social Awareness Series, DGPF Strategic Income Series, DGPF Technology and Innovation Series, DGPF Trend Series and DGPF U.S. Growth Series. The assets of each Series are held separate from the assets of the other Series. Each Series operates as a separate investment vehicle, and the income or losses of one have no effect on the investment performance of another Series. Shares of the Series are not offered to the general public but solely to separate accounts of life insurance companies.



The investment adviser for the DGPF Balanced Series, DGPF Capital Reserves Series, DGPF Cash Reserve Series, DGPF Convertible Securities Series, DGPF Devon Series, DGPF Growth & Income Series, DGPF Growth Opportunities Series, DGPF High Yield Series, DGPF REIT Series, DGPF Select Growth Series, DGPF Small Cap Value Series, DGPF Social Awareness Series, DGPF Strategic Income Series, DGPF Technology and Innovation Series, DGPF Trend Series and DGPF U.S. Growth
Series is Delaware Management Company, a series of Delaware Management Business Trust. ("Delaware Management"). The investment adviser for the DGPF Emerging Markets Series, the DGPF Global Bond Series and the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International").



AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment adviser for the AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund, and AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.



THE ALGER AMERICAN FUND. The Alger American Fund, is an open-end, diversified management investment company established as a Massachusetts business trust on April 6, 1988 and registered with the SEC under the 1940 Act. Fred Alger Management, Inc. is the investment manager of The Alger American Fund, which includes Alger American Leveraged AllCap, Alger American MidCap Growth, and Alger American Small Capitalization Portfolios.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.  Alliance Variable Products
Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Four of its separate investment portfolios are currently available under the Policy. Alliance Variable Products Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $226.9 billion (as of December 31, 2000) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. Templeton Global Advisors Limited is the investment adviser to the FT VIP Templeton Growth Securities Fund. Templeton Investment Counsel, Inc. is the investment adviser to the FT VIP Templeton International Securities Fund.



PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer may enter into subadvisory agreements with other investment advisers under which a subadviser would manage the day-to-day investments of a portfolio, subject to supervision by Pioneer. Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.


                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THE PROSPECTUSES OF THE FUNDS, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of payments made under the Policy.

DELAWARE GROUP PREMIUM FUND:


DGPF BALANCED SERIES -- seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities.


DGPF CAPITAL RESERVES SERIES -- seeks a high, stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities.


DGPF CASH RESERVE SERIES -- a money market fund which seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments. The shares of Cash Reserve Series are neither insured nor guaranteed by the U.S. government and there is no assurance that the Series will be able to maintain a stable net asset value of $10.00 per share.


DGPF CONVERTIBLE SECURITIES SERIES -- seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities, which may include privately placed convertible securities.


DGPF DEVON SERIES -- seeks total return. It seeks to achieve its objective by investing primarily in common stocks that the investment manager believes have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency.


DGPF EMERGING MARKETS SERIES -- seeks to achieve long-term capital appreciation.It seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries.The Series is an international fund. As such, under normal market conditions, at least 65% of the Series' assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three countries that are considered to be emerging or developing.

DGPF GLOBAL BOND SERIES -- seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that also may provide the potential for capital appreciation. At least 65% of the Series' assets will be invested in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of the operating income in at least three different countries, one of which may be the United States.


DGPF GROWTH & INCOME SERIES -- seeks capital appreciation with current income as a secondary objective.

DGPF GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.


DGPF HIGH YIELD SERIES -- seeks total return and, as a secondary objective, high current income. This Series invests primarily in high yield corporate bonds. These are commonly known as junk bonds. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment grade bonds. Please read the Fund's prospectus disclosure regarding the risk factors before investing in the Series.


DGPF INTERNATIONAL EQUITY SERIES -- seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

DGPF REIT SERIES -- seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objective by investing in securities of companies primarily engaged in the real estate industry.

DGPF SELECT GROWTH SERIES -- seeks to provide long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the investment manager believes have the potential for high earnings growth.

DGPF SMALL CAP VALUE SERIES -- seeks capital appreciation by investing in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis also will be placed on securities of companies that temporarily may be out of favor or whose value is not yet recognized by the market.

DGPF SOCIAL AWARENESS SERIES -- seeks to achieve long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

DGPF STRATEGIC INCOME SERIES -- seeks high current income and total return. It seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities market: high yield, higher-risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. The Fund also may invest in U.S. equity securities.


DGPF TECHNOLOGY AND INNOVATION SERIES -- seeks to provide long-term capital growth by investing in securities of companies believed to benefit from technological advances and innovations.



DGPF TREND SERIES -- seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies.



DGPF U.S. GROWTH SERIES -- seeks to achieve maximum capital appreciation by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.


AIM VARIABLE INSURANCE FUNDS:


AIM V.I. GROWTH FUND -- seeks to provide growth of capital.



AIM V.I. HIGH YIELD FUND -- seeks to achieve a high level of current income.



AIM V.I. INTERNATIONAL EQUITY FUND -- seeks to provide long-term growth of capital.



AIM V.I. VALUE FUND -- seeks to achieve long-term growth of capital.

THE ALGER AMERICAN FUND:


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size that demonstrate promising growth potential.The portfolio can leverage, that is, borrow money, up to one third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the the money borrowed.



ALGER AMERICAN MIDCAP GROWTH PORTFOLIO -- seeks long-term capital appreciation. The Portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- seeks long-term capital appreciation. The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the ranges of the Russell 2000 Growth Index or the S&P Small Cap 600 Index.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:


ALLIANCE GROWTH PORTFOLIO (CLASS B) -- seeks to provide long-term growth of capital, and only incidentally for current income. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time.



ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.



ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.



ALLIANCE TECHNOLOGY PORTFOLIO (CLASS B) -- Emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.


FRANKIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:


FT VIP FRANKLIN SMALL CAP FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in equity securities of U.S. small cap companies with market cape values of less than $1.5 billion or similar in size to those in the Russell 2000 Index, at the time of purchase.



FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



FT VIP TEMPLETON GROWTH SECURITIES FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in the equity securities of companies located anywhere in the world, including the U.S. and emerging markets.



FT VIP TEMPLETON INTERNATIONAL SECURITIES FUND (CLASS 2) -- seeks long-term capital growth. The fund invests in the equity securities of companies located outside the U.S., including emerging markets.

PIONEER VARIABLE CONTRACTS TRUST:


PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II) -- invests in securities of emerging market issuers for long-term growth of capital.



PIONEER MID-CAP VALUE VCT PORTFOLIO (CLASS II) -- invests in a diversified portfolio common stocks for capital appreciation.


There is no assurance that the investment objectives of the Underlying Funds will be met. In the event of a material change in the investment policy of a Sub-Account or the Underlying Fund in which it invests, you will be notified of the change. If you have Accumulated Value in that Sub-Account, the Company will transfer it without charge on written request by you to another Sub-Account or to the General Account, where available. The Company must receive your written request within 60 days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of your right to transfer.

IN SOME STATES, INSURANCE REGULATIONS MAY RESTRICT THE AVAILABILITY OF PARTICULAR SUB-ACCOUNTS.

                            PERFORMANCE INFORMATION


Allmerica Financial Life Insurance and Annuity Company first offered Delaware Medallion II to the public in 1993 and Delaware Medallion I in 1992. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and (2) the periods that the Underlying Funds have been in existence (Tables 2A and 2B). Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Policy, the Sub-Accounts and the Underlying Funds. Performance results also assume that the Policy is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B, do not include the Policy fee and assume that the Policy is not surrendered at the end of the applicable period. Calculations are not adjusted to reflect the deduction of any rider charge. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. All performance tables referenced in this section may be found in the SAI.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Sub-Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the DGPF Cash Reserve Series refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the DGPF Cash Reserve Series refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Policy fee, the charges of the Underlying Funds and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of a Minimum Guaranteed Annuity Payout (M-GAP) Rider Charge. Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Policy fee and assume that the Policy is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B in the SAI is calculated in exactly the same manner as that in Tables 1A and 1B respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Policy.

For performance of the Delaware Medallion I policy issued by First Allmerica Financial Life Insurance Company, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain policy features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                             CHARGES AND DEDUCTIONS

Deductions under the Policies and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the Prospectuses and SAIs of the Underlying Funds.

A.  SURRENDER CHARGE

No charge for sales expense is deducted from purchase payments at the time the payments are made. However, a surrender charge is deducted from the Accumulated Value of the Policy in the case of surrender and/or partial redemption of the Policy or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments -- purchase payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments -- purchase payments invested in the Policy for more than seven years; and (3) the amount available under the Free Withdrawal provision. See "Free Withdrawal Amounts" below. For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from Free Withdrawal Amounts and then Old Payments, and finally from New Payments. Free Withdrawal Amounts and Old Payments may be withdrawn from the Policy at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

Where permitted by law, no surrender charge is imposed, and no commissions are paid, on Policies issued after December 20, 1993 where the Owner and Annuitant as of the date of application are both within the following class of individuals: All employees and registered representatives of any broker-dealer that has entered into a sales agreement with the Company to sell the Policies; all officers, directors, trustees and bona fide full-time employees (including former officers and directors and former employees who had been employed for at least ten years) of Delaware Management, its affiliates and subsidiaries, and of any Underlying Funds; and any spouses of the above persons or any children or other legal dependents of the above persons who are under the age of 21. Any elimination of or reduction in the amount or duration of the surrender charge will not discriminate unfairly among purchasers. The Company will not make any changes to the charge where prohibited by law.

CHARGES FOR SURRENDER AND PARTIAL REDEMPTION. If a Policy is surrendered, or if New Payments are redeemed, while the Policy is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments to which the withdrawal is attributed have remained credited under the Policy. Any Free Withdrawal Amount is deducted first as described below. Additional amounts withdrawn are then deducted first from Old Payments. Thereafter, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the FIFO method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The Surrender Charge is as follows:

                          CHARGE AS PERCENTAGE OF
    YEARS FROM DATE            NEW PAYMENTS
OF PAYMENT TO WITHDRAWAL         WITHDRAWN
------------------------  -----------------------
          0-3                       7%
           4                        6%
           5                        5%
           6                        4%
           7                        3%
      More than 7                   0%

The amount redeemed equals the amount requested by the Owner plus the charge, if any, which is applied against the amount requested. For example, if the applicable charge is 7% and the Owner has requested $200, the Owner will receive $200 and the charge will be $14 (assuming no Free Withdrawal Amount, discussed below) for a total withdrawal of $214. The charge is applied as a percentage of the New Payments redeemed, but in no event will the total surrender charge exceed a maximum limit of 8% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, partial redemptions, and annuitization.

In Maryland, a different surrender charge applies to monies in the General Account. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

FREE WITHDRAWAL AMOUNTS. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Free Withdrawal Amount") equal to the greatest of (1), (2) or (3):


    Where (1) is:  100% of Cumulative Earnings (calculated as the Accumulated
                   Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously);


    Where (2) is:  10% of the Accumulated Value as of the Valuation Date
                   coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior partial redemptions made in the same calendar year to which no surrender charge was applied;

    Where (3) is: The amount calculated under the Company's life expectancy distribution (see "Life Expectancy Distributions," below), whether or not the withdrawal was part of such distribution (applies only if the Owner and Annuitant are the same individual).

For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Free Withdrawal Amount of $1,530, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 10% of Accumulated Value ($1,500); or

    (3) LED of 10.2% of Accumulated Value ($1,530).

The Free Withdrawal Amount will be deducted first from Cumulative Earnings. If the Free Withdrawal Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously redeemed on a last-in-first-out ("LIFO") basis. This means that the last payments credited to the Policy will be withdrawn first. If more than one partial withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Free Withdrawal Amount has been redeemed.


LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take a series of systematic withdrawals from the Policy according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.



The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Policy changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.



(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Policy and be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "C. Taxation of the Policies in General." In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the amount of the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)


The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the Surrender Value, less any tax withholding if applicable. Subject to the same rules that are applicable to partial redemptions, the Company will not assess a surrender charge on a Free Withdrawal Amount. Because Old Payments count in the calculation of the Free Withdrawal Amount, if Old Payments equal or exceed the Free Withdrawal Amount, the Company may assess the full applicable surrender charge on New Payments.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Policy on a terminating employee, the trustee will be permitted to reallocate all or a part of the total Accumulated Value under the Policy to other policies issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

For further information on surrender and partial redemption, including minimum limits on amount redeemed and amount remaining under the Policy in the case of partial redemption, and important tax considerations, see "C. Surrender" and "D. Partial Redemption" under THE VARIABLE ANNUITY POLICIES, and see FEDERAL TAX CONSIDERATIONS.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses a period certain option (Option V or the comparable fixed annuity option), a surrender charge will be deducted from the Accumulated Value of the Policy if the Annuity Date occurs at any time during the surrender charge period. Such charge is the same as that which would apply had the policy been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any policy year under an option involving a life contingency (Options I, II, III, IV-A, IV-B or the comparable fixed annuity options).

SALES EXPENSE. The Company pays sales commissions, not to exceed 7.0% of purchase payments, to entities which sell the Policies. To the extent permitted by NASD rules, expense reimbursement allowances and additional payments for other services not directly related to the sale of the Policies, including the recruitment and training of personnel, production of promotional literature, and similar services may also be made.

The Company intends to recoup the commissions and other sales expenses through a combination of anticipated surrender charges, described above, and the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company which may include amounts derived from mortality and expense risk charges. There is no additional charge to Owners or to the Separate Account. Any surrender charges assessed on a Policy will be retained by the Company. Alternative commission schedules are available with lower initial commission amounts based on purchase payments, plus ongoing annual compensation of up to 1% of the Accumulated Value.

B.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity policies. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:


    (1) if the premium tax was paid by the Company when purchase payments were received, to the extent permitted in the Policy the premium tax charge may be deducted on a pro-rata basis when partial withdrawals are made, upon surrender of the Policy, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for these Policies at the time the purchase payments are received); or


    (2) the premium tax charge is deducted when annuity benefit payments begin. If no amount for premium tax was deducted at the time the purchase payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Policy's Accumulated Value at the time such determination is made.

C.  POLICY FEE

The Company deducts a $30 Policy fee on the Policy anniversary date and upon full surrender of the Policy if the Accumulated Value on any of these dates is $50,000 or less. The Policy fee is not deducted after annuitization. The Policy fee is waived for Policies issued to a trustee of a 401(k) plan.


Where amounts have been allocated to more than one investment option (General Account and/or one or more of the Sub-Accounts), a percentage of the total Policy fee will be deducted from the Accumulated Value in each investment option. The portion of the charge deducted from each will be equal to the percentage which the value in that investment option bears to the total Accumulated Value under the Policy. The deduction of the Policy fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that Sub-Account.


D.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER CHARGE

The Company currently offers an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider that may be elected by the Owner in most jurisdictions. A separate monthly charge is made for the Rider. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts and the General Account (based on the relative value that the Accumulation Units of the Sub-Accounts and the dollar amounts in the General Account bear to the total Accumulated Value).


The applicable charge is assessed on the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:


Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  ten-year waiting period...................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with
  fifteen-year waiting period...............................  0.15%

For a description of the Rider, see "J. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under THE VARIABLE ANNUITY POLICIES.


E.  ANNUAL CHARGES AGAINST SEPARATE ACCOUNT ASSETS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation period and the annuity period. The mortality risk arises from the Company's special death benefit guarantee and its guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Policy is issued for the life of the Annuitant (or in accordance with the annuity option selected), no matter how long the Annuitant (or other payee) lives and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity phase on all Policies, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Policies and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's average daily net assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be .80% for mortality risk and .45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account available under the Policies with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation period and the annuity period. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Policy and the amount of expenses actually attributable to that Policy.

Deductions for the Policy fee (described under "C. Policy Fee") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Separate Account and the Policies include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

TRANSFER CHARGE. The Company currently makes no charge for transfers. The Company guarantees that the first 12 transfers in a Policy year will be free of a transfer charge. For each subsequent transfer, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers. If the Policy Owner has elected automatic transfers or automatic rebalancing, the first automatic transfer or rebalancing will count as one transfer for purposes of the twelve which are guaranteed to be free of a transfer charge in each Policy year. Each subsequent automatic transfer or rebalancing is without transfer charge and does not reduce the remaining number of transfers which may be made free of a transfer charge in that Policy year.

The Policies are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.


OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

                         THE VARIABLE ANNUITY POLICIES

The Policies are designed for use in connection with several types of retirement plans, as well as for individual use. Participants under such plans, as well as Owners, and beneficiaries, are cautioned that the rights of any person to any benefits under such Policies may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policies.

The Policies offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc. and certain independent broker-dealers that are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. (NASD). The principal underwriter of the Policies is Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA, 01653, an indirect wholly owned subsidiary of First Allmerica. Owners may direct any inquiries to Client Services, Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653.

A.  PURCHASE PAYMENTS

Purchase payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial payment is credited to the Policy as of the date that the properly completed application which accompanies the payment is received by the Company at its Principal Office. If an application is not completed within five business days of the Company's receipt of the initial payment, or does not specify how payments are to be allocated among the investment options, the initial purchase payment will be returned within five business days. After a policy is issued, Accumulation Units will be credited to the Policy at the unit value computed as of the Valuation Date that a purchase payment is received at the Company's Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Policy at any time prior to the Annuity Date or prior to payment of the death benefit. Purchase payments are not limited as to frequency and number, but there are certain limitations as to amount. Generally, the initial payment must be at least $600. Under a salary deduction or a monthly automatic payment plan, the minimum initial payment is $50. In all cases, each subsequent payment must be at least $50. Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Policy on the employee, if the plan's average annual contribution per eligible plan participant is at least $600. Total payments may not exceed the maximum limit specified in the Policy. If the payments are divided among two or more investment options, a net amount of at least $10 of each payment must be allocated to each option.


Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, an Owner may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the DGPF Cash Reserve Series.

The Policy Owner may change allocation instructions for new payments pursuant to written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded.


B.  TRANSFER PRIVILEGE


At any time prior to the Annuity Date, subject to the Company's then current rules, an Owner may have amounts transferred among the Sub-Accounts or between a Sub-Account and the General Account, where available. Currently, transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the DGPF Cash Reserve Series, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer order. The Company will make transfers pursuant to written request or, if a properly completed authorization is on file, pursuant to a telephone request.


Currently, the Company makes no charge for transfers. The first 12 transfers in a Policy year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Policy year, the Company reserves the right to assess a charge, guaranteed not to exceed $25, to reimburse it for the expense of processing these additional transfers. If you authorize periodic transfers under an Automatic Transfer option (Dollar Cost Averaging) or an Automatic Account Rebalancing option, the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Policy year. Each subsequent transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Policy year.

Except for transfers made under the automatic transfer option (Dollar Cost Averaging) and for transfers made under policies issued to residents of Texas, no transfers from the General Account are permitted except during the 30-day period beginning on each policy anniversary. During this 30-day "window" period, any amount (up to 100%) of the policy's Accumulated Value may be transferred. In Texas, transfers from the Fixed Account are also permitted if there has been at least a ninety day period since the last transfer from the General Account and the amount of the transfer does not exceed the lesser of $100,000 or 25% of the Accumulated Value.

The Company reserves the right to impose limitations on transfers including, but not limited to (1) the minimum amount that may be transferred, (2) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account, (3) the minimum period of time between transfers involving the General Account, and (4) the maximum amount that may be transferred each time from the General Account.


The Policies are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.


AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a pre-determined dollar amount (Dollar Cost Averaging), not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from the Sub-Account investing in the DGPF Capital Reserve Series, the DGPF Strategic Income Series, or the DGPF Cash Reserve Series (the "source accounts") to one or more of the Sub-Accounts. Automatic transfers may not be made into the General Account or, if applicable, the Sub-Account being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.

The General Account may be used as the source account from which automatic transfers can be made on a monthly, bi-monthly or quarterly basis provided that
(1) the amount of each monthly transfer cannot exceed 10% of the value in the General Account as of the date of the first transfer; (2) the amount of each bi-monthly transfer cannot exceed 20% of the value of the General Account as of the date of the first transfer and (3) each quarterly transfer cannot exceed 25% of the value in the General Account as of the date of the first transfer.

The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as requested by the Owner, the Company will review the percentage allocations in the Sub-Accounts and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue until the Owner's request to terminate the option is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. The first automatic transfer or rebalancing and all subsequent transfers or rebalancings effected in a Policy year under that request count as one transfer towards the 12 transfers which are guaranteed to be free of a transfer charge in each Policy year. Currently, automatic transfers and automatic rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Policy is purchased or at a later date.

C.  SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Policy and receive its Surrender Value. The Owner must return the Policy and a signed, written request for surrender, satisfactory to the Company to the Principal Office. The Surrender Value will be calculated based on the Accumulated Value of the Policy as of the Valuation Date on which the request and the Policy are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted when a Policy is surrendered if payments have been credited to the Policy during the last seven full Policy years. See CHARGES AND DEDUCTIONS. The Policy fee will be deducted upon surrender of the Policy.

After the Annuity Date, only Policies annuitized under a commutable period certain option (as in Annuity Option V) may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and partial redemptions of amounts in each Sub-Account during any period which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each Separate Account is not reasonably practicable.

The Company reserves the right to defer surrenders and partial redemptions of amounts allocated to the Company's General Account for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program."

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

D.  PARTIAL REDEMPTION

At any time prior to the Annuity Date, an Owner may redeem a portion of the Accumulated Value of his or her Policy, subject to the limits stated below. The Owner must file a signed, written request for redemption, satisfactory to the Company, at the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the investment option from which such amount is to be redeemed. The amount redeemed equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS.

Where allocations have been made to more than one investment option, a percentage of the partial redemption may be allocated to each. A partial redemption from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount redeemed, computed as of the Valuation Date that the request is received at the Principal Office.

Each partial redemption must be in a minimum amount of $100. No partial redemption will be permitted if the Accumulated Value remaining under the Policy would be reduced to less than $1,000. Partial redemptions will be paid in accordance with the time limitations described under "C. Surrender."

After the Annuity Date, only Policies under which a period certain option has been elected may be partially redeemed. A partial redemption after the Annuity Date will result in cancellation of a number of Annuity Units equivalent in value to the amount redeemed.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "J. Texas Optional Retirement Program."

For important tax consequences which may result from partial redemptions, see FEDERAL TAX CONSIDERATIONS.

E.  DEATH BENEFIT

If the Annuitant dies (or an Owner predeceases the Annuitant) before the Annuity Date while the Policy is in force, a death benefit will be paid to the beneficiary, except where the Policy continues as provided below in "F. The Spouse of the Owner as Beneficiary." Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of
(1) the Accumulated Value on the Valuation Date that the Company receives due proof of death at the Principal Office, or (2) the total amount of gross payments made under the Policy reduced proportionally to reflect the amount of all prior partial withdrawals, or (3) the death benefit that would have been payable on the most recent fifth year Policy anniversary, increased for subsequent purchase payments and reduced proportionally to reflect withdrawals after that date. A partial withdrawal will reduce the gross payments available as a death benefit under (2) in the same proportion that the Accumulated Value was reduced on the date of withdrawal. For each withdrawal, the reduction is calculated by multiplying the total amount of gross payments by a fraction, the numerator of which is the amount of the partial withdrawal and the denominator of which is the Accumulated Value immediately prior to the withdrawal. For example, if gross payments total $8,000 and a $3,000 withdrawal is made when the Accumulated Value is $12,000, the proportional reduction of gross payments available as a death benefit is calculated as follows: The Accumulated Value is reduced by 1/4 (3,000 divided by 12,000); therefore, the gross amount available as a death benefit under (2) also will be reduced by 1/4 (8,000 times 1/4 equals

$2,000), so that the $8,000 gross payments are reduced to $6,000. Payments made after a withdrawal will increase the death benefit available under (2) by the amount of the payment.

A partial withdrawal after the most recent fifth year Policy anniversary will decrease the death benefit available under (3) in the same proportion that the Accumulated Value was reduced on the date of the withdrawal. For example, if the death benefit that would have been payable on the most recent fifth year Policy anniversary is $12,000 and partial withdrawals totaling $5,000 are made thereafter when the Accumulated Value is $15,000, the proportional reduction of death benefit available under (3) is calculated as follows: The Accumulated Value is reduced by 1/3 (5,000 divided by 15,000); therefore, the death benefit that would have been payable on the most recent fifth year Policy anniversary will also be reduced by 1/3 (12,000 times 1/3 or $4,000), so that the death benefit available under (3) will be $8,000 ($12,000 minus $4,000). Payments made after the most recent fifth year Policy anniversary will increase the death benefit available under (3) by the amount of the payment.

Upon death of an Owner who is not the Annuitant, the death benefit is equal to the Accumulated Value on the Valuation Date that the Company receives due proof of death.

The death benefit generally will be paid to the beneficiary in one sum. The beneficiary may, however, by written request, elect one of the following options:

    (1) The payment of the one sum may be delayed for a period not to exceed five years from the date of death.

    (2) The death benefit may be paid in installments. Payments must begin within one year from the date of death, and are payable over a period certain not extended beyond the life expectancy of the beneficiary.

    (3) All or a portion of the death benefit may be used to provide a life annuity for the beneficiary. Benefits must begin within one year from the date of death and are payable over a period not extended beyond the life expectancy of the beneficiary. Any annuity benefits will be provided in accordance with the annuity options of the Policy.

If there is more than one beneficiary, the death benefit will be paid to such beneficiaries in one sum unless the Company consents to pay an annuity option chosen by the beneficiaries.

With respect to any death benefit, the Accumulated Value under the Policy shall be based on the unit values next computed after due proof of death has been received at the Principal Office. If the beneficiary elects to receive the death benefit in one sum, the death benefit will be paid within seven business days. If the beneficiary (other than a spousal beneficiary under an IRA, see "F. The Spouse of the Owner as Beneficiary," below) has not elected an annuity option within one year from the date notice of death is received by the Company, the Company will pay the death benefit in one sum. The death benefit will reflect any earnings or losses experienced during the period and any withdrawals.

If the Annuitant's death occurs on or after the Annuity Date but before the completion of all guaranteed monthly annuity payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death. If there is more than one beneficiary, the commuted value of the payments, computed on the basis of the assumed interest rate incorporated in the annuity option table on which such payments are based, shall be paid to the beneficiaries in one sum.

F.  THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as sole beneficiary ("spousal beneficiary"), may by written request continue the Policy in force rather than receive the death benefit. The spousal beneficiary will become the new Owner

(and, if the deceased Owner was also the Annuitant, the new Annuitant). All other rights and benefits provided in the Policy will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Policy upon such new Owner's death.

G.  ASSIGNMENT

The Policy may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. Policies sold in connection with IRA plans and certain other qualified plans, however, are not assignable. For more information about these plans, see FEDERAL TAX CONSIDERATIONS.

The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Policy is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Policy to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Policy. The interest of the Owner and of any beneficiary will be subject to any assignment.

H.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity payments are to be made, and
(2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity payments are determined according to the annuity tables in the Policy, by the annuity option selected, and by the investment performance of the Sub-Accounts selected.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the General Account of the Company, and the annuity payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT.

Under a variable annuity, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made each month. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each monthly payment will vary.

The annuity option selected must produce an initial payment of at least $50. If a combination of fixed and variable payments is selected, the initial payment on each basis must be at least $50. The Company reserves the right to increase these minimum amounts. If the annuity option selected does not produce initial payments which meet these minimums, the Company will pay the Accumulated Value in one sum. Once the Company begins making annuity payments, the Annuitant cannot make partial redemptions or surrender the annuity benefit, except in the case where a commutable period certain option (Option V or a comparable fixed option) has been chosen. Beneficiaries entitled to receive remaining payments for a "period certain" may elect to instead receive a lump sum settlement.

The Owner selects the Annuity Date. To the extent permitted by state law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age at the date of issue of the Policy is 75 or under, or (2) within ten years from the date of issue of the Policy and before the Annuitant's 90th birthday, if the Annuitant's age at the date of issue is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity Date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday. The new Annuity Date must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

If the Owner does not elect otherwise, annuity benefit payments will be made in accordance with Option I, a variable life annuity with 120 monthly payments guaranteed. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If the Owner exercises the Minimum Guaranteed Annuity Payout (M-GAP) Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and will be determined based on the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Policy.

I.  DESCRIPTION OF VARIABLE ANNUITY OPTIONS

The Company currently provides the variable annuity options described below. Variable annuity options may be funded through the DGPF Growth & Income Series, the DGPF Capital Reserves Series and the DGPF Balanced Series.

The Company also provides fixed-amount annuity options which are comparable to the variable annuity options. Regardless of how payments were allocated during the accumulation period, any one of the variable annuity options or the fixed-amount options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed-amount annuity options. Other annuity options may be offered by the Company.

OPTION I -- VARIABLE LIFE ANNUITY WITH 120 MONTHLY PAYMENTS GUARANTEED. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if the Annuitant should die before 120 monthly payments have been paid, the monthly annuity benefit payments will continue to the beneficiary until a total of 120 monthly payments have been paid.

OPTION II -- VARIABLE LIFE ANNUITY. A variable annuity payable during the lifetime of the Annuitant only. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if the Annuitant dies prior to the due date of the second annuity payment, two annuity benefit payments if the Annuitant dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the lifetime of the Annuitant, no matter how long he or she lives.

OPTION III -- UNIT REFUND VARIABLE LIFE ANNUITY. A variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if
(1) exceeds (2), then monthly variable annuity payments will continue to the beneficiary until the number of such payments equals the number determined in
(1).

        Where:

    (1) is the dollar amount of the Accumulated Value divided by the dollar amount of the first monthly payment (which determines the greatest number of payments payable to the beneficiary), and

    (2) is the number of monthly payments paid prior to the death of the Annuitant.

OPTION IV-A -- JOINT AND SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-B, below.

OPTION IV-B -- JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY. A variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant in the Policy or the beneficiary. There is no minimum number of payments under this option. See Option IV-A, above.

OPTION V -- PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS). A variable annuity payable for a stipulated number of years ranging from one to 30 years. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

It should be noted that Option V does not involve a life contingency. In the computation of the payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under Option V to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to Owners who have elected Option V prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting Option V.

J.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

An optional Minimum Guaranteed Annuity Payout (M-GAP) Rider is available in most jurisdictions for a separate monthly charge. The M-GAP Rider provides a guaranteed minimum amount of fixed lifetime income during the annuity payout phase, after a ten-year or fifteen-year waiting period, subject to the conditions described below. On each Policy anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Policy. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Policy anniversary that the M-GAP Benefit Base is being determined;

    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any prior Policy anniversary since the Rider effective date as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
           ----------------------------------------------------------

        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS ON ELECTING THE M-GAP RIDER

    - The Owner may elect the M-GAP Rider at Policy issue or at any time thereafter, however, if the Rider is not elected within thirty days after Policy issue or within thirty days after a Policy anniversary date, the effective date of the Rider will be the following Policy anniversary date.

    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his/her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his/her 73rd birthday.

EXERCISING THE M-GAP RIDER

    - The Owner may only exercise the M-GAP Rider within thirty days after any Policy anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "I. Description of Variable Annuity Options."

    - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Policy.

TERMINATING THE M-GAP RIDER

    - The Owner may not terminate the M-GAP Rider prior to the seventh Policy anniversary after the effective date of the Rider, unless such termination
      (1) occurs on or within thirty days after any Policy anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length at its then current price, if available.

    - The Owner may terminate the Rider at any time after the seventh Policy anniversary following the effective date of the Rider.

    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Policy anniversary.

    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

    - The Rider will terminate upon surrender of the Policy or the date that a death benefit is payable if the Policy is not continued under "F. The Spouse of the Owner as Beneficiary" under THE VARIABLE ANNUITY POLICIES.

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Policy during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Owner age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                                                                        MINIMUM
POLICY                                                    MINIMUM      GUARANTEED
ANNIVERSARY                                              GUARANTEED      ANNUAL
AT EXERCISE                                             BENEFIT BASE   INCOME(1)
-----------                                             ------------   ----------
10....................................................    $162,889      $12,153
15....................................................    $207,892      $17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments 120 Monthly Paymnents Guaranteed are available. See "I. Description of Variable Annuity Options."


The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not affect M-GAP Riders issued prior to the termination date, but as noted above, Owners would not be able to repurchase a new Rider under the repurchase feature (see above, "TERMINATING THE M-GAP RIDER.")


K.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a policy issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed male rates described in such Policy, regardless of whether the Annuitant is male or female.

Although the Company believes that the Supreme Court ruling does not affect Policies funding IRA plans that are not employer-sponsored, the Company will apply certain aspects of the ruling to annuity benefits under such Policies, except in those states in which it is prohibited. Such benefits will be based on
(1) the greater of the guaranteed unisex annuity rates described in the Policies, or (2) the Company's sex-distinct Non-Guaranteed Current Annuity Option Rates.

L.  COMPUTATION OF POLICY VALUES AND ANNUITY BENEFIT PAYMENTS


THE ACCUMULATION UNIT. Each net purchase payment is allocated to the investment option selected by the Owner. Allocations to the Sub-Accounts are credited to the Policy in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Policy is equal to the portion of the net purchase payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a partial redemption, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account and will reflect the investment performance, expenses and charges of its Underlying Fund. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to the General Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A, "MORE INFORMATION ABOUT THE GENERAL ACCOUNT."

The Accumulated Value under the Policy is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the General Account, if any.

ADJUSTED GROSS INVESTMENT RATE. At each Valuation Date an adjusted gross investment rate for each Sub-Account for the Valuation Period then ended is determined from the investment performance of that Sub-Account. Such rate is
(1) the investment income of that Sub-Account for the Valuation Period, plus capital gains and minus capital losses of that Sub-Account for the Valuation Period, whether realized or unrealized, adjusted for provisions made for taxes, if any, divided by (2) the amount of that Sub-Account's assets at the beginning of the Valuation Period. The adjusted gross investment rate may be either positive or negative.

NET INVESTMENT RATE AND NET INVESTMENT FACTOR. The net investment rate for a Sub-Account's variable accumulations for any Valuation Period is equal to the adjusted gross investment rate of the Sub-Account for such Valuation Period decreased by the equivalent for such period of a charge equal to 1.40% per annum. This charge cannot be increased.

The net investment factor is 1.000000 plus the applicable net investment rate. The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "K. NORRIS Decision" above) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Policy provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Policy. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more, the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For commutable fixed and variable period certain options and any noncommutable fixed period certain option of less than ten years, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Policy.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

If the Owner elects the M-GAP Rider, at annuitization the annuity benefit payments provided under the Rider (by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "J. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" above.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Policy, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the owner, annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with this Policy.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY POLICIES IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

A.  GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Policy, the Separate Account or the Sub-Accounts may have upon its tax. The Separate Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Separate Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Separate Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h)of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Policy will not be treated as an annuity contract and therefore, the income on the Policy, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Policy modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity policy to qualify for tax deferral, the Company, and not the variable policy owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity policy. In certain circumstances, however, variable annuity policy owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity policy owner may be considered the owner of segregated account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policy owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Policy as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity policies.

B.  QUALIFIED AND NON-QUALIFIED POLICIES


From a federal tax viewpoint there are two types of variable annuity policies:
"qualified" policies and "non-qualified" policies. A qualified policy is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified policy is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified policy or a non-qualified policy. For more information on the tax provisions applicable to qualified policies, see "E. Provisions Applicable to Qualified Employer Plans" below.


C.  TAXATION OF THE POLICIES IN GENERAL

The Company believes that the Policy described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity policy under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Annuitant's 85th birthday, it is possible that the Policy may not be considered an annuity for tax purposes and therefore, the Owner may be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisers for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Policy's Accumulated Value is not taxable to the Owner until it is withdrawn from the Policy. Under the current provisions of the Code, amounts received under an annuity policy prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the policy over the taxpayer's "investment in the policy." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the Policy" is the total of all payments to the Policy which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity policies issued by the same insurance company to the same owner during a single calendar year be treated as one policy in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Policy, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the cost basis of the Policy bears to the expected return under the Policy. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all cost basis in the Policy is recovered, the entire payment is taxable. If the annuitant dies before the cost basis is recovered, a deduction for the difference is allowed on the annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity policy were determined by amortizing the accumulated value of the policy over the taxpayer's remaining life expectancy (such as under the Policy's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Policy to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Policy to the Annuitant on the Annuity Date, as required under the Policy, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity policies owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity policies for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity policies purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity policy under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity policies. Contributions and investment earnings are not taxable to employees until distributed. With respect to payments made after February 28, 1986, however, a policy owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified policies and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified policies. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Policies offered by this Prospectus will vary according to whether or not the amount withdrawn or surrendered is allocable to an investment in the Policy made before or after certain dates.

E.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity policy solely to obtain its tax deferral feature. However, other features offered under this Policy and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options- may make this Policy a suitable investment for a qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity policy used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Policy. Before purchasing any annuity policy for use in funding a qualified plan, more specific information should be obtained.

A qualified Policy may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to an Owner of a non-qualified Policy. Individuals purchasing a qualified Policy should review carefully any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Policies in connection with such plans should seek competent advice as to the suitability of the Policy to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Policy will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Policy as described in this Prospectus. See "Right to Cancel All Other Policies."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or Simple IRA plans for their employees using the employees IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES ("TSAs"). Under the provisions of Section 403(b) of the Code, payments made to annuity Policies purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA policies should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the policies.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA policy after December 31, 1988, may not begin before the employee attains age 59, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA policy issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

The Company intends to make a charge for any effect which the income, assets, or existence of the Policy, the Separate Account or the Sub-Accounts may have upon its tax. The Separate Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Separate Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

                        LOANS (QUALIFIED POLICIES ONLY)

Loans will be permitted only for TSAs and Policies issued to a plan qualified under Section 401(a) and 401(k) of the Code. Loans are made from the Policy's value on a pro-rata basis from all accounts. The maximum loan amount is the amount determined under the Company's maximum loan formula for qualified plans. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Policy. Loans are subject to applicable retirement legislation and their taxation is determined under the federal income tax laws. The amount borrowed will be transferred to a fixed, minimum guarantee loan assets account in the Company's General Account, where it will accrue interest at a specified rate below the then current loan interest rate. Generally, loans must be repaid within five years and must be made at least quarterly in substantially equal amounts. When repayments are received, they will be allocated pro-rata in accordance with the Owner's most recent allocation instructions. The amount of the death benefit, the amount payable on a full surrender and the amount applied to provide an annuity on the Annuity Date will be reduced to reflect any outstanding loan balance (plus accrued interest thereon). Partial withdrawals may be restricted by the maximum loan limitation.

                             STATEMENTS AND REPORTS


An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Policy, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Policy's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Policy. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.


               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund are no longer available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Separate Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Policy interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other policies or permit a conversion between policies upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Separate Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.


Shares of the Underlying Funds are sold to separate accounts of unaffiliated insurance companies ("shared funding") which issue variable annuity and variable life policies ("mixed funding"). It is conceivable that in the future such shared funding or mixed funding may be disadvantageous for variable life insurance Owners or variable annuity Owners. Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees of the underlying investment companies intend to monitor events in order to identify any material conflicts and to determine what action, if any, should be taken in response thereto.


The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Separate Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Separate Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Separate Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Separate Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other separate accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Policy to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Funds, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Policies in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change and, as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Policies, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Funds.

During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Policy by the net asset value of one Underlying Fund share.

During the annuity period, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Policies as presently offered and to make any change to provisions of the Policies to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation. Including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted from this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                   MORE INFORMATION ABOUT THE GENERAL ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the General Account are not generally subject to regulation under the provisions of the Securities Act of 1933 or the Investment Company Act of 1940. Disclosures regarding the fixed portion of the annuity Policy and the General Account may be subject to the provisions of the Securities Act of 1933 concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

ALLOCATIONS TO AND TRANSFERS TO AND FROM THE GENERAL ACCOUNT OF THE COMPANY ARE NOT PERMITTED IN CERTAIN STATES.

The General Account of the Company is made up of all of the general assets of the Company other than those allocated to any Separate Account. Allocations to the General Account, where available, become part of the assets of the Company and are used to support insurance and annuity obligations.

A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the General Account, where available. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest.

Under the Policies, the minimum interest which may be credited on amounts allocated to the General Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If the Policy is surrendered, or if an Excess Amount is redeemed, while the Policy is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Policy less than seven full Policy years.

If the Policy was issued in Maryland on Form No. A3022-93 (Delaware Medallion
II), the following surrender charge table applies to monies in the General Account, rather than the surrender charge table shown in CHARGES AND DEDUCTION, "A. Surrender Charge" (which applies to monies in the Separate Account):

          YEARS FROM             CHARGE AS PERCENTAGE OF
        DATE OF PAYMENT          NEW PAYMENTS WITHDRAWN
        ---------------          -----------------------
              0-3                       7%
               4                        6%
               5                        5%
               6                        4%
               7                        3%
               8                        2%
               9                        1%
          More Than 9               No Charge

                                   APPENDIX B
                    INFORMATION APPLICABLE ONLY TO OWNERS OF
                              DELAWARE MEDALLION I
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             (POLICY FORM A3019-92)
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (POLICY FORM A3019-94GRC)

Delaware Medallion I policies issued on Form No. A3019-92 were issued solely by Allmerica Financial Life Insurance and Annuity Company (Allmerica Financial) until March 31, 1994. On and after April 1, 1994, all Delaware Medallion I policies sold in New York were issued on Form No. A3019-94GRC by First Allmerica Financial Life Insurance Company ("First Allmerica"). Delaware Medallion I policies are no longer available for sale in any jurisdiction.

The Delaware Medallion I policies are substantially similar to the Policies described in the body of this Prospectus except for the addition/substitution of the following:


1. (For Owners of A3019-94GRC the following is added to THE DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES). The issuer of the policy is First Allmerica rather than Allmerica Financial. First Allmerica, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective
    October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

First Allmerica is a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

2. (Substitute the following provision under "Free Withdrawal Amounts") Under all Delaware Medallion I policies, the Free Withdrawal Amount is the greater of (1) 10% of the Accumulated Value as of December 31 of the previous calendar year or (2) the Company's life expectancy distribution, if applicable. The Free Withdrawal Amount is deducted from Old Payments first, then from the earliest New Payments and so on until all New Payments have been exhausted pursuant to the first-in-first out ("FIFO") method of Accounting (LIFO or last-in-last-out method in New Jersey.)

3. Add "and New York" after the word "Texas" in the second and fourth line of the third paragraph under "B. Transfer Privilege."

4. Add the following sentence as the second sentence in the second paragraph under "Life Expectancy Distributions": For policies issued in New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the policy, at which time an Annuity Option must be selected.

5. The guaranteed death benefit under Delaware Medallion II policies is reduced proportionately to reflect a withdrawal (in the same proportion that the Accumulated Value was reduced by the withdrawal). Under all Delaware Medallion I policies, the guaranteed death benefit is simply reduced by subsequent withdrawals by subtracting the amount of the withdrawal from the guaranteed death benefit. Additionally, the stepped-up death benefit applies to the most recent fifth year policy anniversary under Delaware

    Medallion II and applies to the most recent seventh year policy anniversary under Delaware Medallion I. As such, the description of the death benefit is revised as follows:

       Upon death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (1) the Accumulated Value under the Policy next determined following receipt of due proof of death at the Principal Office; or (2) the total amount of gross payments made under the Policy less the amount of all prior partial withdrawals; or (3) the death benefit that would have been payable on the most recent seventh year Policy anniversary.

6. For Owners of First Allmerica Delaware Medallion I Form A3019-94GRC the minimum interest rate credited to amounts allocated to the General Account is 3% compounded annually. For Owners of Allmerica Financial Delaware Medallion I Form A3019-92 the minimum interest rate credited to amounts allocated to the General Account is 5% for the first five policy years, 4% for the next five policy years and 3.5% thereafter.

7. If you surrender the Policy or annuitize under a period certain option at the end of one, three, five or ten years, the expenses you would pay on a $1,000 investment, assuming 5% annual return on assets are the same in years one and ten as shown in the expense example (1)(a) and if you surrender the Policy or annuitize under a period certain option at the end of one, three, five or ten years, the expenses you would pay on a $1,000 investment, assuming 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider are the same in years one and ten as shown in the expense example (1)(b) under SUMMARY OF FEES AND EXPENSES but Delaware I may be one to two dollars higher in years three and five under examples
    (1)(a) and (1)(b) than Delaware Medallion II due to differences in the Free Withdrawal calculation. The expense numbers for years three and five under Delaware Medallion I are as follows:

(1)(a)


FUND                                                                              3 YEARS  5 YEARS
----                                                                              -------  -------
DGPF Balanced Series............................................................    $132   $163
DGPF Capital Reserves Series....................................................    $127   $155
DGPF Cash Reserve Series........................................................    $127   $155
DGPF Convertible Securities Series..............................................    $133   $165
DGPF Devon Series...............................................................    $132   $164
DGPF Emerging Markets Series....................................................    $154   $200
DGPF Global Bond Series.........................................................    $134   $166
DGPF Growth & Income Series.....................................................    $129   $158
DGPF Growth Opportunities Series................................................    $134   $166
DGPF High Yield Series..........................................................    $131   $162
DGPF International Equity Series................................................    $137   $171
DGPF REIT Series................................................................    $134   $166
DGPF Select Growth Series.......................................................    $133   $165
DGPF Small Cap Value Series.....................................................    $134   $166
DGPF Social Awareness Series....................................................    $134   $166
DGPF Strategic Income Series....................................................    $132   $164
DGPF Technology and Innovation Series...........................................    $135   $168
DGPF Trend Series...............................................................    $133   $165
DGPF U. S. Growth Series........................................................    $131   $161
AIM V.I. Growth Fund............................................................    $133   $165
AIM V.I. High Yield Fund........................................................    $144   $184
AIM V.I. International Equity Fund..............................................    $139   $175
AIM V.I. Value Fund.............................................................    $134   $166
Alger American Leveraged AllCap Portfolio.......................................    $135   $169
Alger American MidCap Growth Portfolio..........................................    $134   $166
Alger American Small Capitalization Portfolio...................................    $135   $169
Alliance Growth Portfolio.......................................................    $141   $178

Alliance Growth and Income Portfolio............................................    $137   $171
Alliance Premier Growth Portfolio...............................................    $147   $189
Alliance Technology Portfolio...................................................    $148   $189
FT VIP Franklin Small Cap Fund..................................................    $140   $177
FT VIP Mutual Shares Securities Fund............................................    $140   $177
FT VIP Templeton Growth Securities Fund.........................................    $142   $180
FT VIP Templeton International Securities Fund..................................    $142   $180
Pioneer Emerging Markets VCT Portfolio..........................................    $171   $228
Pioneer Mid-Cap Value VCT Portfolio.............................................    $139   $175


(1)(b)


FUND                                                                              3 YEARS  5 YEARS
----                                                                              -------  -------
DGPF Balanced Series............................................................    $140   $176
DGPF Capital Reserves Series....................................................    $135   $168
DGPF Cash Reserve Series........................................................    $135   $168
DGPF Convertible Securities Series..............................................    $141   $178
DGPF Devon Series...............................................................    $140   $177
DGPF Emerging Markets Series....................................................    $161   $212
DGPF Global Bond Series.........................................................    $141   $179
DGPF Growth & Income Series.....................................................    $136   $170
DGPF Growth Opportunities Series................................................    $141   $179
DGPF High Yield Series..........................................................    $139   $175
DGPF International Equity Series................................................    $144   $184
DGPF REIT Series................................................................    $141   $179
DGPF Select Growth Series.......................................................    $140   $178
DGPF Small Cap Value Series.....................................................    $141   $179
DGPF Social Awareness Series....................................................    $141   $179
DGPF Strategic Income Series....................................................    $140   $177
DGPF Technology and Innovation Series...........................................    $142   $181
DGPF Trend Series...............................................................    $141   $178
DGPF U. S. Growth Series........................................................    $138   $174
AIM V.I. Growth Fund............................................................    $141   $178
AIM V.I. High Yield Fund........................................................    $152   $196
AIM V.I. International Equity Fund..............................................    $147   $188
AIM V.I. Value Fund.............................................................    $141   $179
Alger American Leveraged AllCap Portfolio.......................................    $143   $182
Alger American MidCap Growth Portfolio..........................................    $141   $179
Alger American Small Capitalization Portfolio...................................    $143   $182
Alliance Growth Portfolio.......................................................    $148   $190
Alliance Growth and Income Portfolio............................................    $144   $184
Alliance Premier Growth Portfolio...............................................    $155   $201
Alliance Technology Portfolio...................................................    $155   $202
FT VIP Franklin Small Cap Fund..................................................    $148   $189
FT VIP Mutual Shares Securities Fund............................................    $147   $189
FT VIP Templeton Growth Securities Fund.........................................    $149   $192
FT VIP Templeton International Securities Fund..................................    $149   $192
Pioneer Emerging Markets VCT Portfolio..........................................    $179   $240
Pioneer Mid-Cap Value VCT Portfolio.............................................    $146   $187


Expense examples (2)(a) and (2)(b) on pages 12 and 13 are the same for both Delaware Medallion I and Delaware Medallion II.

                                   APPENDIX C
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K


                                                                     YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------------------------
          SUB-ACCOUNT              2000       1999       1998       1997       1996       1995       1994       1993       1992
-------------------------------  --------   --------   --------   --------   --------   --------   --------   --------   --------
DGPF BALANCED SERIES
Unit Value:
  Beginning of Period..........    2.142      2.357      2.015      1.616      1.414      1.133      1.150      1.078     1.000
  End of Period................    2.046      2.142      2.357      2.015      1.616      1.414      1.133      1.150     1.078
Number of Units Outstanding at
 End of Period
 (in thousands)................   56,070     76,644     81,359     58,759     40,855     37,203     33,332     22,046     3,145

DGPF CAPITAL RESERVES SERIES
Unit Value:
  Beginning of Period..........    1.371      1.386      1.317      1.241      1.209      1.075      1.120      1.053     1.000
  End of Period................    1.466      1.371      1.386      1.317      1.241      1.209      1.075      1.120     1.053
Number of Units Outstanding at
 End of Period (in
 thousands)....................   17,506     25,020     28,066     20,234     20,226     19,818     20,476     16,752     3,828

DGPF CASH RESERVE SERIES
Unit Value:
  Beginning of Period..........    1.248      1.207      1.165      1.124      1.087      1.044      1.021      1.010     1.000
  End of Period................    1.304      1.248      1.207      1.165      1.124      1.087      1.044      1.021     1.010
Number of Units Outstanding at
 End of Period (in
 thousands)....................   36,106     42,241     32,501     24,014     21,519     11,568     13,998      5,483     1,387

DGPF CONVERTIBLE SECURITIES
 SERIES
Unit Value:
  Beginning of Period..........    1.189      1.127      1.156      1.000        N/A        N/A        N/A        N/A       N/A
  End of Period................    1.216      1.189      1.127      1.156      0.000        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    5,954      5,601      4,793      1,291        N/A        N/A        N/A        N/A       N/A

DGPF DEVON SERIES
Unit Value:
  Beginning of Period..........    1.367      1.543      1.261      1.000        N/A        N/A        N/A        N/A       N/A
  End of Period................    1.190      1.367      1.543      1.261        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   30,319     48,519     42,690     11,585        N/A        N/A        N/A        N/A       N/A

DGPF EMERGING MARKETS SERIES
Unit Value:
  Beginning of Period..........    0.856      0.586      0.880      1.000        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.645      0.856      0.586      0.880        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   12,964     10,078      6,662      4,545        N/A        N/A        N/A        N/A       N/A

DGPF GLOBAL BOND SERIES
Unit Value:
  Beginning of Period..........    1.114      1.172      1.102      1.107      1.000      1.000        N/A        N/A       N/A
  End of Period................    1.107      1.114      1.172      1.102      1.107      1.000        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    4,144      5,052      4,991      3,950        886          0        N/A        N/A       N/A

DGPF GROWTH & INCOME SERIES
Unit Value:
  Beginning of Period..........    2.556      2.672      2.433      1.883      1.582      1.178      1.197      1.051     1.000
  End of Period................    2.806      2.556      2.672      2.433      1.883      1.582      1.178      1.197     1.051
Number of Units Outstanding at
 End of Period (in
 thousands)....................   97,656    136,760    146,009    113,507     65,991     48,305     38,591     25,086     4,208

                                                                     YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------------------------
          SUB-ACCOUNT              2000       1999       1998       1997       1996       1995       1994       1993       1992
-------------------------------  --------   --------   --------   --------   --------   --------   --------   --------   --------
DGPF GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period..........    3.447      2.145      1.831      1.616      1.432      1.121      1.178      1.070     1.000
  End of Period................    3.109      3.447      2.145      1.831      1.616      1.432      1.121      1.178     1.070
Number of Units Outstanding at
 End of Period (in
 thousands)....................   55,376     60,264     58,454     57,025     44,667     35,204     29,100     20,802     4,534

DGPF HIGH YIELD SERIES
Unit Value:
  Beginning of Period..........    1.536      1.599      1.652      1.474      1.326      1.164      1.214      1.058     1.000
  End of Period................    1.268      1.536      1.599      1.652      1.474      1.326      1.164      1.214     1.058
Number of Units Outstanding at
 End of Period (in
 thousands)....................   37,456     59,311     70,679     56,733     44,760     37,818     31,735     22,281     4,571

DGPF INTERNATIONAL EQUITY
 SERIES
Unit Value:
  Beginning of Period..........    2.011      1.762      1.619      1.540      1.301      1.159      1.144      1.000     1.000
  End of Period................    1.993      2.011      1.762      1.619      1.540      1.301      1.159      1.144     1.000
Number of Units Outstanding at
 End of Period (in
 thousands)....................   41,323     49,478     51,715     48,813     30,888     21,612     18,761      6,139       182

DGPF REIT SERIES
Unit Value:
  Beginning of Period..........    0.865      0.901      1.000        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    1.120      0.865      0.901        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    4,864      2,775      1,235        N/A        N/A        N/A        N/A        N/A       N/A

DGPP SELECT GROWTH SERIES
Unit Value:
  Beginning of Period..........    1.416      1.000        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    1.082      1.416        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   62,339     36,671        N/A        N/A        N/A        N/A        N/A        N/A       N/A

DGPF SMALL CAP VALUE SERIES
Unit Value:
  Beginning of Period..........    1.694      1.806      1.923      1.467      1.214      0.994      1.000      1.000       N/A
  End of Period................    1.974      1.694      1.806      1.923      1.467      1.214      0.994      1.000       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   37,075     47,718     55,136     43,269     15,725      9,467      6,040          6       N/A

DGPF SOCIAL AWARENESS SERIES
Unit Value:
  Beginning of Period..........    1.613      1.448      1.272      1.000        N/A        N/A        N/A        N/A       N/A
  End of Period................    1.441      1.613      1.448      1.272        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   15,905     17,918     17,819      4,515        N/A        N/A        N/A        N/A       N/A

DGPF STRATEGIC INCOME SERIES
Unit Value:
  Beginning of Period..........    1.015      1.065      1.052      1.000        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.975      1.015      1.065      1.052        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   14,049     17,658     17,524      5,381        N/A        N/A        N/A        N/A       N/A

                                                                     YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------------------------
          SUB-ACCOUNT              2000       1999       1998       1997       1996       1995       1994       1993       1992
-------------------------------  --------   --------   --------   --------   --------   --------   --------   --------   --------
DGPF TECHNOLOGY AND INNOVATION
 SERIES
Unit Value:
  Beginning of Period..........      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

DGPF TREND SERIES
Unit Value:
  Beginning of Period..........    3.422      2.036      1.779      1.486      1.358      0.989      1.007      1.000       N/A
  End of Period................    3.142      3.422      2.036      1.779      1.486      1.358      0.989      1.007       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   46,252     42,570     36,571     33,256     21,711     13,410      6,197         50       N/A

DGPF U.S. GROWTH SERIES
Unit Value:
  Beginning of Period..........    1.057      1.000        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.999      1.057        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   26,693      5,522        N/A        N/A        N/A        N/A        N/A        N/A       N/A

AIM V.I. GROWTH FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.734        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    8,987        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

AIM V.I. HIGH YIELD FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.820        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    1,183        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

AIM V.I. INTERNATIONAL EQUITY
 FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.793        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    8,731        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

AIM V.I. VALUE FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.800        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   26,552        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

ALGER AMERICAN LEVERAGED ALLCAP
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.748        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    5,213        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

                                                                     YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------------------------
          SUB-ACCOUNT              2000       1999       1998       1997       1996       1995       1994       1993       1992
-------------------------------  --------   --------   --------   --------   --------   --------   --------   --------   --------
ALGER AMERICAN MIDCAP GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.951        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    8,095        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

ALGER AMERICAN SMALL
 CAPITALIZATION PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.752        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    2,165        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

ALLIANCE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.814        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    5,441        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

ALLIANCE GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    1.076        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   14,169        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

ALLIANCE PREMIER GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.786        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   21,392        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.646        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................   14,525        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.832        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    4,420        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

FT VIP MUTUAL SHARES SECURITIES
 FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    1.096        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    1,180        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

                                                                     YEAR ENDED DECEMBER 31,
                                 ------------------------------------------------------------------------------------------------
          SUB-ACCOUNT              2000       1999       1998       1997       1996       1995       1994       1993       1992
-------------------------------  --------   --------   --------   --------   --------   --------   --------   --------   --------
FT VIP TEMPLETON GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    1.046        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................      771        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

FT VIP TEMPLETON INTERNATIONAL
 SECURITIES FUND
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    1.021        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    2,125        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

PIONEER EMERGING MARKETS VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    0.677        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................      611        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

PIONEER MID-CAP VALUE VCT
 PORTFOLIO
Unit Value:
  Beginning of Period..........    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period................    1.123        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding at
 End of Period (in
 thousands)....................    1,722        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A


No information is shown above for the Sub-Accounts that commenced operations after December 31, 1999.

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K


                                                                      YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                SUB-ACCOUNT                    2000       1999       1998       1997       1996       1995       1994
-------------------------------------------  --------   --------   --------   --------   --------   --------   --------
DGPF BALANCED SERIES
Unit Value:
  Beginning of Period......................   1.875      2.063      1.764      1.415      1.238      0.991      1.000
  End of Period............................   1.791      1.875      2.063      1.764      1.415      1.238      0.991
Number of Units Outstanding at End of
 Period
 (in thousands)............................   1,151      1,290      1,070        420        405        304        173

DGPF CAPITAL RESERVES SERIES
Unit Value:
  Beginning of Period......................   1.264      1.278      1.214      1.144      1.115      0.991      1.000
  End of Period............................   1.351      1.264      1.278      1.214      1.144      1.115      0.991
Number of Units Outstanding at End of
 Period
 (in thousands)............................     865        937      1,069        287        208        195        181

DGPF CASH RESERVE SERIES
Unit Value:
  Beginning of Period......................   1.219      1.179      1.138      1.096      1.059      1.018      1.000
  End of Period............................   1.274      1.219      1.179      1.138      1.096      1.059      1.018
Number of Units Outstanding at End of
 Period
 (in thousands)............................     897      2,558      1,603        401        125        126        302

DGPF CONVERTIBLE SECURITIES SERIES
Unit Value:
  Beginning of Period......................   1.188      1.127      1.156      1.000        N/A        N/A        N/A
  End of Period............................   1.216      1.188      1.127      1.156        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     365        432        375         84        N/A        N/A        N/A

DGPF DEVON SERIES
Unit Value:
  Beginning of Period......................   1.367      1.543      1.261      1.000        N/A        N/A        N/A
  End of Period............................   1.189      1.367      1.543      1.261        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................   1,544      1,871      1,558        106        N/A        N/A        N/A

DGPF EMERGING MARKETS SERIES
Unit Value:
  Beginning of Period......................   0.734      0.502      0.754      1.000        N/A        N/A        N/A
  End of Period............................   0.553      0.734      0.502      0.754        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     759        756        184          1        N/A        N/A        N/A

DGPF GLOBAL BOND SERIES
Unit Value:
  Beginning of Period......................   1.113      1.171      1.102      1.107      1.000        N/A        N/A
  End of Period............................   1.107      1.113      1.171      1.102      1.107        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      86         63         31          7          0        N/A        N/A

                                                                      YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                SUB-ACCOUNT                    2000       1999       1998       1997       1996       1995       1994
-------------------------------------------  --------   --------   --------   --------   --------   --------   --------
DGPF GROWTH & INCOME SERIES
Unit Value:
  Beginning of Period......................   2.183      2.282      2.078      1.608      1.351      1.006      1.000
  End of Period............................   2.396      2.183      2.282      2.078      1.608      1.351      1.006
Number of Units Outstanding at End of
 Period
 (in thousands)............................   3,023      3,250      3,440      1,311      1,044        670        455

DGPF GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period......................   3.099      1.929      1.646      1.453      1.287      1.008      1.000
  End of Period............................   2.795      3.099      1.929      1.646      1.453      1.287      1.008
Number of Units Outstanding at End of
 Period
 (in thousands)............................   1,243      1,120        637        355        493        300        149

DGPF HIGH YIELD SERIES
Unit Value:
  Beginning of Period......................   1.293      1.346      1.391      1.240      1.116      0.980      1.000
  End of Period............................   1.067      1.293      1.346      1.391      1.240      1.116      0.980
Number of Units Outstanding at End of
 Period
 (in thousands)............................   2,247      3,190      3,962      1,388      1,003        670        287

DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period......................   1.743      1.527      1.403      1.335      1.128      1.004      1.000
  End of Period............................   1.728      1.743      1.527      1.403      1.335      1.128      1.004
Number of Units Outstanding at End of
 Period
 (in thousands)............................   1,050        888        652        554      2,244        358        193

DGPF REIT SERIES
Unit Value:
  Beginning of Period......................   0.955      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period............................   1.237      0.955        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      45         59        N/A        N/A        N/A        N/A        N/A

DGPF SELECT GROWTH SERIES
Unit Value:
  Beginning of Period......................   1.416      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period............................   1.082      1.416        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................   1,870      1,118        N/A        N/A        N/A        N/A        N/A

DGPF SMALL CAP VALUE SERIES
Unit Value:
  Beginning of Period......................   1.707      1.820      1.938      1.478      1.223      1.002      1.000
  End of Period............................   1.989      1.707      1.820      1.938      1.478      1.223      1.002
Number of Units Outstanding at End of
 Period
 (in thousands)............................     829        823        731        235        204        146         82

                                                                      YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                SUB-ACCOUNT                    2000       1999       1998       1997       1996       1995       1994
-------------------------------------------  --------   --------   --------   --------   --------   --------   --------
DGPF SOCIAL AWARENESS SERIES
Unit Value:
  Beginning of Period......................   1.612      1.448      1.272      1.000        N/A        N/A        N/A
  End of Period............................   1.441      1.612      1.448      1.272        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     351        369        394        101        N/A        N/A        N/A

DGPF STRATEGIC INCOME SERIES
Unit Value:
  Beginning of Period......................   1.016      1.065      1.052      1.000        N/A        N/A        N/A
  End of Period............................   0.975      1.016      1.065      1.052        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................   1,550      1,882      1,799        276        N/A        N/A        N/A

DGPF TECHNOLOGY AND INNOVATION SERIES
Unit Value:
  Beginning of Period......................     N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     N/A        N/A        N/A        N/A        N/A        N/A        N/A

DGPF TREND SERIES
Unit Value:
  Beginning of Period......................   3.537      2.104      1.839      1.536      1.404      1.022      1.000
  End of Period............................   3.247      3.537      2.104      1.839      1.536      1.404      1.022
Number of Units Outstanding at End of
 Period
 (in thousands)............................   1,050      1,269      1,099      1,579        285      1,486        790

DGPF U.S. GROWTH SERIES
Unit Value:
  Beginning of Period......................   1.057      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.999      1.057        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     564        241        N/A        N/A        N/A        N/A        N/A

AIM V.I. GROWTH FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.734        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     138        N/A        N/A        N/A        N/A        N/A        N/A

                                                                      YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                SUB-ACCOUNT                    2000       1999       1998       1997       1996       1995       1994
-------------------------------------------  --------   --------   --------   --------   --------   --------   --------
AIM V.I. HIGH YIELD FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.820        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      35        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.793        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     164        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. VALUE FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.800        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     317        N/A        N/A        N/A        N/A        N/A        N/A

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.748        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      94        N/A        N/A        N/A        N/A        N/A        N/A

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.951        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     293        N/A        N/A        N/A        N/A        N/A        N/A

ALGER AMERICAN SMALL CAPITALIZATION
 PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.752        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................       2        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.814        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      21        N/A        N/A        N/A        N/A        N/A        N/A

                                                                      YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                SUB-ACCOUNT                    2000       1999       1998       1997       1996       1995       1994
-------------------------------------------  --------   --------   --------   --------   --------   --------   --------
ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   1.076        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     132        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.786        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      36        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.646        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      71        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.832        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     108        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   1.096        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      15        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   1.046        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................       8        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON INTERNATIONAL SECURITIES
 FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   1.021        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      19        N/A        N/A        N/A        N/A        N/A        N/A

                                                                      YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                SUB-ACCOUNT                    2000       1999       1998       1997       1996       1995       1994
-------------------------------------------  --------   --------   --------   --------   --------   --------   --------
PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.677        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................       2        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER MID-CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   1.123        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................       9        N/A        N/A        N/A        N/A        N/A        N/A


No information is shown above for Sub-Accounts that commenced operations after December 31, 1999.

9. First Allmerica Financial Life Insurance Company first offered the Delaware Medallion I policy to the public in 1994.

Please read this Prospectus carefully before investing and keep it for future reference

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the Delaware Medallion III variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except Hawaii and New York) and First Allmerica Financial Life Insurance Company in New York and Hawaii. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information dated May 1, 2001 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by completing the attached request card or by calling Annuity Client Services at 1-800-533-2124. The Table of Contents of the Statement of Additional Information is listed on page 3 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Variable Account, known as Separate Account VA-K is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


DELAWARE GROUP PREMIUM FUND               AIM VARIABLE INSURANCE FUNDS              ALLIANCE VARIABLE PRODUCTS SERIES
DGPF Balanced Series                      AIM V.I. Growth Fund                      FUND, INC. (CLASS B)
DGPF Capital Reserves Series              AIM V.I. High Yield Fund                  Alliance Growth Portfolio
DGPF Cash Reserve Series                  AIM V.I. International Equity Fund        Alliance Growth and Income Portfolio
DGPF Convertible Securities Series        AIM V.I. Value Fund                       Alliance Premier Growth Portfolio
DGPF Devon Series                                                                   Alliance Technology Portfolio
DGPF Emerging Markets Series              THE ALGER AMERICAN FUND
DGPF Global Bond Series                   Alger American Leveraged AllCap           FRANKLIN TEMPLETON VARIABLE INSURANCE
DGPF Growth & Income Series               Portfolio                                 PRODUCTS TRUST (CLASS 2)
DGPF Growth Opportunities Series          Alger American MidCap Growth              FT VIP Franklin Small Cap Fund
DGPF High Yield Series                    Portfolio                                 FT VIP Mutual Shares Securities
DGPF International Equity Series          Alger American Small Capitalization       Fund
DGPF REIT Series                          Portfolio                                 FT VIP Templeton Growth Securities
DGPF Select Growth Series                                                           Fund
DGPF Small Cap Value Series                                                         FT VIP Templeton International
DGPF Social Awareness Series                                                        Securities Fund
DGPF Strategic Income Series
DGPF Technology and Innovation Series                                               PIONEER VARIABLE CONTRACTS TRUST
DGPF Trend Series                                                                   (CLASS II)
DGPF U.S. Growth Series                                                             Pioneer Emerging Markets VCT
                                                                                    Portfolio
                                                                                    Pioneer Mid-Cap Value VCT Portfolio


The Fixed Account, which is part of the Company's General Account, is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods ranging from 2 to 10 years. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account GPA are held in the Company's Separate Account.


The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. The other contracts may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You can also contact the Company directly to find out more about these annuity contracts.


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               DATED MAY 1, 2001

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................         4
SUMMARY OF FEES AND EXPENSES................................         6
SUMMARY OF CONTRACT FEATURES................................        14
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        20
INVESTMENT OBJECTIVES AND POLICIES..........................        22
PERFORMANCE INFORMATION.....................................        25
DESCRIPTION OF THE CONTRACT.................................        27
  A.   Payments.............................................        27
  B.   Right to Cancel Individual Retirement Annuity........        28
  C.   Right to Cancel All Other Contracts..................        28
  D.   Transfer Privilege...................................        28
        Automatic Transfers and Automatic Account
        Rebalancing Options.................................        29
  E.   Surrender............................................        30
  F.   Withdrawals..........................................        30
        Systematic Withdrawals..............................        31
        Life Expectancy Distributions.......................        31
  G.   Death Benefit........................................        32
        Death of the Annuitant Prior to the Annuity Date....        32
        Death of an Owner Who is Not Also the Annuitant
        Prior to the Annuity Date...........................        32
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        32
        Death of the Annuitant On or After the Annuity
        Date................................................        33
  H.   The Spouse of the Owner as Beneficiary...............        33
  I.   Assignment...........................................        33
  J.   Electing the Form of Annuity and the Annuity Date....        33
  K.   Description of Variable Annuity Payout Options.......        34
  L.   Annuity Benefit Payments.............................        35
        Determination of the First Variable Annuity Benefit
        Payment.............................................        35
        The Annuity Unit....................................        36
        Determination of the Number of Annuity Units........        36
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        36
  M.  Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider...................................................        37
  N.   NORRIS Decision......................................        39
  O.   Computation of Values................................        39
        The Accumulation Unit...............................        39
        Net Investment Factor...............................        39
CHARGES AND DEDUCTIONS......................................        40
  A.   Variable Account Deductions..........................        40
        Mortality and Expense Risk Charge...................        40
        Administrative Expense Charge.......................        40
        Other Charges.......................................        41
  B.   Contract Fee.........................................        41
  C.   Optional Minimum Guaranteed Annuity Payout (M-GAP)
    Rider Charge............................................        41
  D.   Premium Taxes........................................        41
  E.   Surrender Charge.....................................        42
        Charge for Surrender and Withdrawal.................        42
        Reduction or Elimination of Surrender Charge and
        Additional Amounts Credited.........................        43
        Withdrawal Without Surrender Charge.................        44
        Surrenders..........................................        45
        Charge at the Time Annuity Benefit Payments Begin...        45
  F.   Transfer Charge......................................        45

GUARANTEE PERIOD ACCOUNTS...................................        45
FEDERAL TAX CONSIDERATIONS..................................        48
  A.   General..............................................        48
        The Company.........................................        48
        Diversification Requirements........................        48
        Investor Control....................................        48
  B.   Qualified and Non-Qualified Contracts................        49
  C.   Taxation of the Contracts in General Account.........        49
        Withdrawals Prior to Annuitization..................        49
        Annuity Payouts After Annuitization.................        49
        Penalty on Distribution.............................        49
        Assignments or Transfers............................        50
        Nonnatural Owners...................................        50
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        50
  D.   Tax Withholding......................................        50
  E.   Provisions Applicable to Qualified Employer Plans....        51
        Corporate and Self-Employed Pension and Profit
        Sharing Plans.......................................        51
        Individual Retirement Annuities.....................        51
        Tax-Sheltered Annuities.............................        51
        Texas Optional Retirement Program...................        52
STATEMENTS AND REPORTS......................................        52
LOANS (QUALIFIED CONTRACTS ONLY)............................        52
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        52
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        53
VOTING RIGHTS...............................................        54
DISTRIBUTION................................................        54
LEGAL MATTERS...............................................        54
FURTHER INFORMATION.........................................        55
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE
 ADJUSTMENT.................................................       B-1
APPENDIX C -- THE DEATH BENEFIT.............................       C-1
APPENDIX D -- CONDENSED FINANCIAL INFORMATION...............       D-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE SEPARATE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         3
ANNUITY BENEFIT PAYMENTS....................................         4
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
EXCHANGE OFFER..............................................         8
PERFORMANCE INFORMATION.....................................         8
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total value of all Accumulation Units in the Sub-Accounts plus the value of all accumulations in the Fixed Account and Guarantee Period Accounts credited to the Contract on any date before the Annuity Date.

ACCUMULATION UNIT: a unit of measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract upon whose life annuity benefit payments are to be made.

ANNUITY DATE: the date on which annuity benefit payments begin. This date may not be later than the first day of the month before the Annuitant's 90th birthday.

ANNUITY UNIT: a unit of measure used to calculate the value of the periodic annuity benefit payments under the Contract.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for contracts issued in all jurisdictions except Hawaii and New York and exclusively to First Allmerica Financial Life Insurance Company for contracts issued in Hawaii and New York.


CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.


FIXED ACCOUNT: An investment option under the Contract that guarantees principal and a fixed interest rate, and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity in the payout phase providing for annuity benefit payments which remain fixed in amount throughout the annuity benefit payment period selected.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account which corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons or entity entitled to exercise the rights and privileges under the Contract. Joint Owners are permitted if one of the two is the Annuitant.


SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.


SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, surrender charge, rider charge and Market Value Adjustment.

UNDERLYING FUNDS (FUNDS): an investment portfolio of the Delaware Group Premium Fund ("DGPF"), AIM Variable Insurance Funds ("AVIF"), The Alger American Fund ("Alger"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), and Pioneer Variable Contracts Trust ("Pioneer VCT").


VALUATION DATE: a day on which the net asset value of the shares of any of the Underlying Funds is determined and unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading and, on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Fund's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company, and are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity in the payout phase providing for payments varying in amount in accordance with the investment experience of certain Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES


There are certain fees and expenses that you will bear under the Delaware Medallion III Contract. The purpose of the following tables is to assist you in understanding these fees and expenses. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual Underlying expenses of the Funds. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "D. Premium Taxes" under CHARGES AND DEDUCTIONS.



                                                                COMPLETE YEARS
                                                                 FROM DATE OF
                                                                    PAYMENT        CHARGE
1. CONTRACT CHARGES:                                            ---------------    ------
                                                                  Less than 1       7.0%
                                                                  Less than 2       6.0%
                                                                  Less than 3       5.0%
                                                                  Less than 4       4.0%
                                                                  Less than 5       3.0%
                                                                  Less than 6       2.0%
                                                                  Less than 7       1.0%
                                                                  Thereafter        0.0%
SURRENDER CHARGE:*
  During the accumulation phase, this charge may be assessed upon surrender, withdrawal or annuitization under any
  commutable period certain option or a noncommutable period certain option of less than ten years. The charge is a
  percentage of payments withdrawn (in excess of any amount
  that is free of surrender charge) within the indicated
  time period

*From time to time the Company may allow a reduction of the surrender charge, the period during which the charges apply, or both, and/or credit additional amounts on Contracts when (1) Contracts are sold to individuals or groups of individuals in a manner which reduces sales expenses, or (2) where the Owner or the Annuitant on the date of issue is within certain classes of eligible persons. For more information, see "Reduction or
Elimination of Surrender Charge and Additional Amounts Credited" under "E. Surrender
Charge" in the CHARGES AND DEDUCTIONS section.

TRANSFER CHARGE:                                                                    None
  The Company currently makes no charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                                                $30
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is less than $50,000. The fee is waived for Contracts issued to
  and maintained by the trustee of a 401(k) plan.

OPTIONAL RIDER CHARGES:
  Under the following riders, 1/2th of the annual charge is
  deducted pro-rata on a monthly basis at the end of each
  Contract month and, if applicable, at termination of the
  rider. The charge for these riders on an annual basis as a percentage of Accumulated Value is:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                       0.25%
      with ten-year waiting period:
    Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider                       0.15%
      with a fifteen-year waiting period:

2. ANNUAL SUB-ACCOUNT EXPENSES:
  (on an annual basis as percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                                               1.25%
  ADMINISTRATIVE EXPENSE CHARGE:                                                   0.15%
                                                                                   ------
  TOTAL ANNUAL EXPENSES:                                                           1.40%

(3) ANNUAL UNDERLYING FUND EXPENSES:


Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Portfolios as a percentage of average net assets for the year ended December 31, 2000, as adjusted for any material changes.



                                                                                                    TOTAL FUND
                                          MANAGEMENT FEE       SERVICE     OTHER EXPENSES            EXPENSES
                                            (AFTER ANY         FEES OR       (AFTER ANY         (AFTER ANY WAIVERS/
FUND                                    VOLUNTARY WAIVERS)   12B-1 FEES*   REIMBURSEMENTS)        REIMBURSEMENTS)
----                                    ------------------   -----------   ---------------   -------------------------
DGPF Balanced Series..................         0.65%            0.00%           0.14%        0.79%(1)
DGPF Capital Reserves Series..........         0.50%            0.00%           0.13%        0.63%(1)
DGPF Cash Reserve Series..............         0.45%            0.00%           0.18%        0.63%(1)
DGPF Convertible Securities Series....         0.75%            0.00%           0.08%        0.83%(1)
DGPF Devon Series.....................         0.61%            0.00%           0.19%        0.80%(1)(2)
DGPF Emerging Markets Series..........         1.09%            0.00%           0.43%        1.52%(1)(2)(3)
DGPF Global Bond Series...............         0.65%            0.00%           0.20%        0.85%(1)(2)
DGPF Growth & Income Series...........         0.60%            0.00%           0.08%        0.68%(1)
DGPF Growth Opportunities Series......         0.75%            0.00%           0.09%        0.84%(1)
DGPF High Yield Series................         0.65%            0.00%           0.12%        0.77%(1)
DGPF International Equity Series......         0.78%            0.00%           0.17%        0.95%(1)(2)
DGPF REIT Series......................         0.57%            0.00%           0.28%        0.85%(1)(2)
DGPF Select Growth Series.............         0.68%            0.00%           0.14%        0.82%(1)(2)(3)
DGPF Small Cap Value Series...........         0.71%            0.00%           0.14%        0.85%(1)(2)
DGPF Social Awareness Series..........         0.69%            0.00%           0.16%        0.85%(1)(2)
DGPF Strategic Income Series..........         0.65%            0.00%           0.15%        0.80%(1)(2)
DGPF Technology and Innovation
 Series**.............................         0.47%            0.00%           0.41%        0.88%(1)(2)(3)
DGPF Trend Series.....................         0.74%            0.00%           0.09%        0.83%(1)(2)
DGPF U. S. Growth Series..............         0.65%            0.00%           0.09%        0.74%(1)
AIM V.I. Growth Fund..................         0.61%            0.00%           0.22%        0.83%
AIM V.I. High Yield Fund..............         0.63%            0.00%           0.56%        1.19%(4)
AIM V.I. International Equity Fund....         0.73%            0.00%           0.29%        1.02%
AIM V.I. Value Fund...................         0.61%            0.00%           0.23%        0.84%
Alger American Leveraged AllCap
 Portfolio............................         0.85%            0.00%           0.05%        0.90%
Alger American MidCap Growth
 Portfolio............................         0.80%            0.00%           0.04%        0.84%
Alger American Small Capitalization
 Portfolio............................         0.85%            0.00%           0.05%        0.90%
Alliance Growth Portfolio
 (Class B)............................         0.75%            0.25%           0.08%        1.08%
Alliance Growth and Income Portfolio
 (Class B)............................         0.63%            0.25%           0.07%        0.95%
Alliance Premier Growth Portfolio
 (Class B)............................         1.00%            0.25%           0.05%        1.30%
Alliance Technology Portfolio
 (Class B)............................         0.97%            0.25%           0.09%        1.31%(5)
FT VIP Franklin Small Cap Fund
 (Class 2)............................         0.53%            0.25%           0.28%        1.06%(6)(7)(8)
FT VIP Mutual Shares Securities Fund
 (Class 2)............................         0.60%            0.25%           0.20%        1.05%(6)
FT VIP Templeton Growth Securities
 Fund (Class 2).......................         0.81%            0.25%           0.06%        1.12%(6)(9)
FT VIP Templeton International
 Securities Fund (Class 2)............         0.67%            0.25%           0.20%        1.12%(6)
Pioneer Emerging Markets VCT
 Portfolio*** (Class II)..............         0.36%            0.25%           1.50%        2.11%(10)(11)(12)
Pioneer Mid-Cap Value VCT Portfolio
 (Class II)...........................         0.65%            0.25%           0.11%        1.01%

*The Company may receive service fees or 12b-1 fees from the Underlying Funds in return for providing certain services. In addition, the Company may receive fees from the investment advisers or other service providers for providing such services.



**Standard Class shares of the DGPF Technology and Innovation Series commenced operations on September 1, 2000; therefore, expenses shown are estimated and annualized.



***Class II shares of the Pioneer Emerging Markets VCT Portfolio commenced operations on May 1, 2000; therefore, expenses shown are annualized.



(1)Effective May 1, 2001 through October 31, 2001, the investment advisers for the Series of DGPF have agreed voluntarily to waive their management fees and reimburse each Series for expenses to the extent that total expenses will not exceed 1.50% for the DGPF Emerging Markets Series; 0.95% for the DGPF International Equity Series; 0.85% for DGPF Convertible Securities Series, DGPF Global Bond Series, DGPF Growth Opportunities Series, DGPF REIT Series, DGPF Select Growth Series, DGPF Small Cap Value Series, DGPF Social Awareness Series, DGPF Technology and Innovation Series and DGPF Trend Series; 0.75% for DGPF U.S. Growth Series; and 0.80% for all other Series. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect on May 1, 2001. The declaration of a voluntary expense limitation does not bind the investment advisers to declare future expense limitations with respect to these Funds.



(2)For the fiscal year ended December 31, 2000, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 1.68% for DGPF Emerging Markets Series, 1.02% for DGPF International Equity Series, 1.03% for DGPF REIT Series, 0.89% for DGPF Select Growth Series, 0.91% for DGPF Social Awareness Series, 0.95% for DGPF Global Bond Series, 0.84% for DGPF Devon Series, 0.84% for DGPF Trend Series, 0.89% for DGPF Small Cap Value Series and 1.16% for DGPF Technology and Innovation Series.



(3)Through arrangements with certain funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. The total operating expenses, after reimbursement, were 1.50% for DGPF Emerging Markets Series, 0.81% for DGPF Select Growth Series and 0.84% for DGPF Technology and Innovation Series.



(4)Expenses have been restated to reflect current fees.



(5)Prior to May 1, 2000, the Advisor of Alliance Technology Portfolio agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit Total Operating Expenses on an annual basis to 1.20% of the average daily net assets. Effective May 1, 2000 the Advisor determined not to extend the expense limitation undertaking of the Portfolio. Absent any waiver or reimbursement the Total Operating Expenses would have been 1.33%.



(6)The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



(7)Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective
May 1, 2000.



(8)The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in Franklin Templeton Money Fund.This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Including this reduction the Total Operating Expenses were 1.02%.

(9)The fund administration fee is paid indirectly through the Management fee.



(10)Class II shares of the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid-Cap Value VCT Portfolio commenced operations on May 1, 2000; therefore, expenses shown are annualized.



(11)Pioneer Investment Management, Inc. ("Pioneer") has agreed voluntarily through December 31, 2001 to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio to 1.75% of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These agreements are voluntary and may be terminated with notice.



Excluding certain offset arrangements, but after the effect of the voluntary limitation, expenses attributable to Class II shares would have been 2.11% for the Pioneer Emerging Markets VCT Portfolio. For the fiscal year ended
December 31, 2000, assuming no voluntary limitations and no expense offset arrangements, portfolio expenses as a percentage of average daily net assets attributable to Class II shares were 4.47% for the Pioneer Emerging Markets VCT Portfolio.



(12)Total expenses are gross of amounts paid in connection with certain expense offset arrangements. Assuming reduction for expense offset arrangements, total operating expenses attributable to Class II shares for the fiscal period ended December 31, 2000, were 2.09% for the Pioneer Emerging Markets VCT Portfolio.


The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.


EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples also assume that the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. Pursuant to the rules of the Securities and Exchange Commission ("SEC"), the Contract fee has been reflected in the examples by a method intended to show the "average" impact of the Contract fee on an investment in the Variable Account. The total Contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.03%, and the amount of the Contract fee is assumed to be $0.30 in the examples. The Contract fee is deducted only when the Accumulated Value is less than $50,000. Lower costs apply to Contracts issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OF LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Balanced Series.......................................    $84        $116       $148       $255
DGPF Capital Reserves Series...............................    $82        $111       $140       $239
DGPF Cash Reserve Series...................................    $82        $111       $140       $239
DGPF Convertible Securities Series.........................    $84        $117       $150       $260
DGPF Devon Series..........................................    $84        $116       $149       $256
DGPF Emerging Markets Series...............................    $91        $136       $183       $327
DGPF Global Bond Series....................................    $84        $117       $151       $262
DGPF Growth & Income Series................................    $83        $112       $143       $244
DGPF Growth Opportunities Series...........................    $84        $117       $151       $261
DGPF High Yield Series.....................................    $83        $115       $147       $253
DGPF International Equity Series...........................    $85        $120       $156       $272
DGPF REIT Series...........................................    $84        $117       $151       $262
DGPF Select Growth Series..................................    $84        $116       $150       $258
DGPF Small Cap Value Series................................    $84        $117       $151       $262
DGPF Social Awareness Series...............................    $84        $117       $151       $262
DGPF Strategic Income Series...............................    $84        $116       $149       $256
DGPF Technology and Innovation Series......................    $85        $118       $153       $265
DGPF Trend Series..........................................    $84        $117       $150       $260
DGPF U. S. Growth Series...................................    $83        $114       $146       $250
AIM V.I. Growth Fund.......................................    $84        $117       $150       $260
AIM V.I. High Yield Fund...................................    $87        $127       $168       $295
AIM V.I. International Equity Fund.........................    $86        $122       $159       $279
AIM V.I. Value Fund........................................    $84        $117       $151       $261
Alger American Leveraged AllCap Portfolio..................    $85        $119       $154       $267
Alger American MidCap Growth Portfolio.....................    $84        $117       $151       $261
Alger American Small Capitalization Portfolio..............    $85        $119       $154       $267
Alliance Growth Portfolio..................................    $86        $124       $162       $285
Alliance Growth and Income Portfolio.......................    $85        $120       $156       $272
Alliance Premier Growth Portfolio..........................    $88        $130       $173       $306
Alliance Technology Portfolio..............................    $89        $130       $173       $307
FT VIP Franklin Small Cap Fund.............................    $86        $123       $161       $283
FT VIP Mutual Shares Securities Fund.......................    $86        $123       $161       $282
FT VIP Templeton Growth Securities Fund....................    $87        $125       $164       $289
FT VIP Templeton International Securities Fund.............    $87        $125       $164       $289
Pioneer Emerging Markets VCT Portfolio.....................    $96        $153       $211       $381
Pioneer Mid-Cap Value VCT Portfolio........................    $86        $122       $159       $278

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Balanced Series.......................................    $86        $123       $160       $281
DGPF Capital Reserves Series...............................    $85        $118       $153       $265
DGPF Cash Reserve Series...................................    $85        $118       $153       $265
DGPF Convertible Securities Series.........................    $86        $124       $162       $285
DGPF Devon Series..........................................    $86        $123       $161       $282
DGPF Emerging Markets Series...............................    $93        $143       $195       $350
DGPF Global Bond Series....................................    $87        $124       $163       $287
DGPF Growth & Income Series................................    $85        $120       $155       $270
DGPF Growth Opportunities Series...........................    $86        $124       $163       $286
DGPF High Yield Series.....................................    $86        $122       $159       $279
DGPF International Equity Series...........................    $88        $127       $168       $296
DGPF REIT Series...........................................    $87        $124       $163       $287
DGPF Select Growth Series..................................    $86        $124       $162       $284
DGPF Small Cap Value Series................................    $87        $124       $163       $287
DGPF Social Awareness Series...............................    $87        $124       $163       $287
DGPF Strategic Income Series...............................    $86        $123       $161       $282
DGPF Technology and Innovation Series......................    $87        $125       $165       $290
DGPF Trend Series..........................................    $86        $124       $162       $285
DGPF U. S. Growth Series...................................    $86        $121       $158       $276
AIM V.I. Growth Fund.......................................    $86        $124       $162       $285
AIM V.I. High Yield Fund...................................    $90        $134       $180       $319
AIM V.I. International Equity Fund.........................    $88        $129       $172       $303
AIM V.I. Value Fund........................................    $86        $124       $163       $286
Alger American Leveraged AllCap Portfolio..................    $87        $126       $166       $291
Alger American MidCap Growth Portfolio.....................    $86        $124       $163       $286
Alger American Small Capitalization Portfolio..............    $87        $126       $166       $291
Alliance Growth Portfolio..................................    $89        $131       $174       $309
Alliance Growth and Income Portfolio.......................    $88        $127       $168       $296
Alliance Premier Growth Portfolio..........................    $91        $137       $185       $330
Alliance Technology Portfolio..............................    $91        $138       $185       $331
FT VIP Franklin Small Cap Fund.............................    $89        $130       $173       $307
FT VIP Mutual Shares Securities Fund.......................    $88        $130       $173       $306
FT VIP Templeton Growth Securities Fund....................    $89        $132       $176       $313
FT VIP Templeton International Securities Fund.............    $89        $132       $176       $313
Pioneer Emerging Markets VCT Portfolio.....................    $98        $160       $222       $403
Pioneer Mid-Cap Value VCT Portfolio........................    $88        $129       $171       $302

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and no Rider:**


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Balanced Series.......................................    $23        $ 69       $119       $255
DGPF Capital Reserves Series...............................    $21        $ 65       $111       $239
DGPF Cash Reserve Series...................................    $21        $ 65       $111       $239
DGPF Convertible Securities Series.........................    $23        $ 71       $121       $260
DGPF Devon Series..........................................    $23        $ 70       $119       $256
DGPF Emerging Markets Series...............................    $30        $ 91       $155       $327
DGPF Global Bond Series....................................    $23        $ 71       $122       $262
DGPF Growth & Income Series................................    $21        $ 66       $113       $244
DGPF Growth Opportunities Series...........................    $23        $ 71       $122       $261
DGPF High Yield Series.....................................    $22        $ 69       $118       $253
DGPF International Equity Series...........................    $24        $ 74       $127       $272
DGPF REIT Series...........................................    $23        $ 71       $122       $262
DGPF Select Growth Series..................................    $23        $ 70       $120       $258
DGPF Small Cap Value Series................................    $23        $ 71       $122       $262
DGPF Social Awareness Series...............................    $23        $ 71       $122       $262
DGPF Strategic Income Series...............................    $23        $ 70       $119       $256
DGPF Technology and Innovation Series......................    $23        $ 72       $124       $265
DGPF Trend Series..........................................    $23        $ 71       $121       $260
DGPF U. S. Growth Series...................................    $22        $ 68       $116       $250
AIM V.I. Growth Fund.......................................    $23        $ 71       $121       $260
AIM V.I. High Yield Fund...................................    $27        $ 81       $139       $295
AIM V.I. International Equity Fund.........................    $25        $ 76       $131       $279
AIM V.I. Value Fund........................................    $23        $ 71       $122       $261
Alger American Leveraged AllCap Portfolio..................    $24        $ 73       $125       $267
Alger American MidCap Growth Portfolio.....................    $23        $ 71       $122       $261
Alger American Small Capitalization Portfolio..............    $24        $ 73       $125       $267
Alliance Growth Portfolio..................................    $25        $ 78       $134       $285
Alliance Growth and Income Portfolio.......................    $24        $ 74       $127       $272
Alliance Premier Growth Portfolio..........................    $28        $ 85       $144       $306
Alliance Technology Portfolio..............................    $28        $ 85       $145       $307
FT VIP Franklin Small Cap Fund.............................    $25        $ 78       $133       $283
FT VIP Mutual Shares Securities Fund.......................    $25        $ 77       $132       $282
FT VIP Templeton Growth Securities Fund....................    $26        $ 79       $136       $289
FT VIP Templeton International Securities Fund.............    $26        $ 79       $136       $289
Pioneer Emerging Markets VCT Portfolio.....................    $36        $109       $184       $381
Pioneer Mid-Cap Value VCT Portfolio........................    $25        $ 76       $130       $278

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming an annual 5% return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
DGPF Balanced Series.......................................    $25        $ 77       $132       $281
DGPF Capital Reserves Series...............................    $23        $ 72       $124       $265
DGPF Cash Reserve Series...................................    $23        $ 72       $124       $265
DGPF Convertible Securities Series.........................    $25        $ 78       $134       $285
DGPF Devon Series..........................................    $25        $ 77       $132       $282
DGPF Emerging Markets Series...............................    $32        $ 99       $167       $350
DGPF Global Bond Series....................................    $26        $ 79       $135       $287
DGPF Growth & Income Series................................    $24        $ 74       $126       $270
DGPF Growth Opportunities Series...........................    $26        $ 78       $134       $286
DGPF High Yield Series.....................................    $25        $ 76       $131       $279
DGPF International Equity Series...........................    $27        $ 82       $140       $296
DGPF REIT Series...........................................    $26        $ 79       $135       $287
DGPF Select Growth Series..................................    $25        $ 78       $133       $284
DGPF Small Cap Value Series................................    $26        $ 79       $135       $287
DGPF Social Awareness Series...............................    $26        $ 79       $135       $287
DGPF Strategic Income Series...............................    $25        $ 77       $132       $282
DGPF Technology and Innovation Series......................    $26        $ 80       $136       $290
DGPF Trend Series..........................................    $25        $ 78       $134       $285
DGPF U. S. Growth Series...................................    $25        $ 75       $129       $276
AIM V.I. Growth Fund.......................................    $25        $ 78       $134       $285
AIM V.I. High Yield Fund...................................    $29        $ 89       $151       $319
AIM V.I. International Equity Fund.........................    $27        $ 84       $143       $303
AIM V.I. Value Fund........................................    $26        $ 78       $134       $286
Alger American Leveraged AllCap Portfolio..................    $26        $ 80       $137       $291
Alger American MidCap Growth Portfolio.....................    $26        $ 78       $134       $286
Alger American Small Capitalization Portfolio..............    $26        $ 80       $137       $291
Alliance Growth Portfolio..................................    $28        $ 86       $146       $309
Alliance Growth and Income Portfolio.......................    $27        $ 82       $140       $296
Alliance Premier Growth Portfolio..........................    $30        $ 92       $157       $330
Alliance Technology Portfolio..............................    $30        $ 92       $157       $331
FT VIP Franklin Small Cap Fund.............................    $28        $ 85       $145       $307
FT VIP Mutual Shares Securities Fund.......................    $28        $ 85       $144       $306
FT VIP Templeton Growth Securities Fund....................    $28        $ 87       $148       $313
FT VIP Templeton International Securities Fund.............    $28        $ 87       $148       $313
Pioneer Emerging Markets VCT Portfolio.....................    $38        $116       $195       $403
Pioneer Mid-Cap Value VCT Portfolio........................    $27        $ 84       $142       $302


* The Contract fee is not deducted after annuitization. A surrender charge may be assessed at the time of annuitization if you elect a noncommutable fixed period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect a life contingency option, or a noncommutable fixed period certain option of ten years or more.

** If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract.

                          SUMMARY OF CONTRACT FEATURES

WHAT IS THE DELAWARE MEDALLION III VARIABLE ANNUITY?

The Delaware Medallion III variable annuity contract ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family during the accumulation phase;

    - income payments that you can receive for life;

    - issue age up to your 90th birthday (as long as the Annuitant is under age 90.)


The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase. During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among the available Sub-Accounts investing in the Underlying Funds (you may utilize up to seventeen Sub-Accounts at any one time, in addition to the DGPF Cash Reserve Series), to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options.") You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. The Contract's Accumulated Value is based on the investment performance of the Funds and any accumulations in the Guarantee Period and Fixed Accounts. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, the beneficiaries receive certain protections in the event of the Annuitant's death. See discussion below: WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?


WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, the Annuitant can receive income based on several annuity payout options. You choose the annuity payout option and the date for annuity benefit payments to begin. You also decide whether you want variable annuity benefit payments based on the investment performance of certain Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments. Among the payout options available during the annuity payout phase are:

    - periodic payments for the Annuitant's lifetime;

    - periodic payments for the Annuitant's life and the life of another person selected by you;

    - periodic payments for the Annuitant's lifetime with any remaining guaranteed payments continuing to your beneficiary for 10 years in the event that the Annuitant dies before the end of ten years;

    - periodic payments over a specified number of years (1 to 30) -- under the fixed version of this option you may reserve the right to convert remaining payments to a lump-sum payout by electing a "commutable" option. Variable period certain options are automatically commutable.

An optional Minimum Guaranteed Annuity Payout ("M-GAP") Rider is currently available during the accumulation phase in most jurisdictions for a separate monthly charge. If elected, the Rider provides the Annuitant a guaranteed minimum amount of income after the specified waiting period under a life contingent fixed annuity payout option, subject to certain conditions. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base

(less any applicable premium taxes) is the value that will be annuitized should you exercise the Rider. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value, increased by any positive Market Value Adjustment if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined; or

    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any Contract anniversary since the Rider effective date, as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For more details see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except Hawaii and New York) or First Allmerica Financial Life Insurance Company (for contracts issued in Hawaii and New York). Each Contract has an Owner (or an Owner and a Joint Owner, in which case one of the two must be the Annuitant), an Annuitant and one or more beneficiaries. As Owner, you make payments, choose investment allocations and select the Annuitant and beneficiary. The Annuitant is the individual who receives annuity benefit payments under the Contract. The beneficiary is the person who receives any payment on the death of the Owner or Annuitant.

HOW MUCH CAN I INVEST AND HOW OFTEN?


The number and frequency of payments are flexible, subject only to a $5,000 minimum for the initial payment ($2,000 for IRA's) and a $50 minimum for any additional payments. (A lower initial payment amount is permitted where monthly payments are being forwarded directly from a financial institution.) In addition, a minimum of $1,000 is always required to establish a Guarantee Period Account.


WHAT ARE MY INVESTMENT CHOICES?


Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen may be utilized at any one time, in addition to the DGPF Cash Reserve Series), the Guarantee Period Accounts, and the Fixed Account.

VARIABLE ACCOUNT. The following thirty-six Underlying Funds are currently available:



DGPF Balanced Series
DGPF Capital Reserves Series
DGPF Cash Reserve Series
DGPF Convertible Securities Series
DGPF Devon Series
DGPF Emerging Markets Series
DGPF Global Bond Series
DGPF Growth & Income Series
DGPF Growth Opportunities Series
DGPF High Yield Series
DGPF International Equity Series
DGPF REIT Series
DGPF Select Growth Series
DGPF Small Cap Value Series
DGPF Social Awareness Series
DGPF Strategic Income Series
DGPF Technology and Innovation Series
DGPF Trend Series
DGPF U. S. Growth Series
AIM V.I. Growth Fund
AIM V.I. High Yield Fund
AIM V.I. International Equity Fund
AIM V.I. Value Fund
Alger American Leveraged AllCap Portfolio
Alger American MidCap Growth Portfolio
Alger American Small Capitalization Portfolio
Alliance Growth Portfolio
Alliance Growth and Income Portfolio
Alliance Premier Growth Portfolio
Alliance Technology Portfolio
FT VIP Franklin Small Cap Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Growth Securities Fund
FT VIP Templeton International Securities Fund
Pioneer Emerging Markets VCT Portfolio
Pioneer Mid-Cap Value VCT Portfolio


Each Underlying Fund operates pursuant to different investment objectives, discussed below, and this range of investment options enables you to allocate your money among the Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account, except in California where assets are held in the Company's General Account. Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company currently offers nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period. If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the account's value; however, this adjustment will never be applied against your principal. In addition, earnings in the Guarantee Period Accounts after application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS.

THE GUARANTEE PERIOD ACCOUNTS AND/OR SOME OF THE SUB-ACCOUNTS MAY NOT BE AVAILABLE IN ALL STATES.

FIXED ACCOUNT. The Fixed Account is part of the General Account which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. Furthermore, the initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS?


Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Balanced Series, DGPF Capital Reserves Series, DGPF Cash Reserve Series, DGPF Convertible Securities Series, DGPF Devon Series, DGPF Growth & Income Series, DGPF Growth Opportunities Series, DGPF High Yield Series, DGPF REIT Series, DGPF Select Growth Series, DGPF Small Cap Value Series, DGPF Social Awareness Series, DGPF Strategic Income Series, DGPF Technology and Innovation Series, DGPF Trend Series and DGPF U.S. Growth Series. The investment adviser for the DGPF Emerging Markets Series, the DGPF Global Bond Series and the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). A I M Advisors, Inc. is the investment adviser for the AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund and AIM V.I. Value Fund of AIM Variable Insurance Funds. The investment adviser of the Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio and Alger American Small Capitalization Portfolio is Fred Alger Management, Inc. Alliance Capital Management, L.P. serves as the investment adviser to the Alliance Growth Portfolio, Alliance Growth and Income Portfolio, Alliance Premier Growth Portfolio and Alliance Technology Portfolio of Alliance Variable Products
Series Fund, Inc. The investment adviser for FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. The investment adviser to the FT VIP Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC. Templeton Global Advisors Limited is the investment adviser for the FT VIP Templeton Growth Securities Fund. Templeton Investment Counsel, Inc. is the investment adviser of the FT VIP Templeton International Securities Fund. Pioneer Investment Management, Inc. is the investment adviser to the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid-Cap Value VCT Portfolio.


CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?


Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the DGPF Cash Reserve Series, are utilized at any one time. You will incur no current taxes on transfers while your money remains in the Contract. The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25. See "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.


You may also elect at no additional charge Automatic Transfers (Dollar Cost Averaging) to gradually move money to one or more of the Underlying Funds or Automatic Account Rebalancing to ensure assets remain allocated according to your designated percentage allocation mix.

WHAT IF I NEED MY MONEY BEFORE MY ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals any time. A 10% federal tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2. Each calendar year, you can withdraw without a surrender charge the greatest of 100% of Cumulative Earnings, 15% of the Contract's Accumulated Value or, if you are both an Owner and the Annuitant, an amount based on your life expectancy. (Similarly, no surrender charge will apply if an amount is withdrawn based on the Annuitant's life expectancy and the Owner is a trust or other non-natural person.) Additional amounts may be withdrawn at any time but payments that have not been invested in the Contract for more than seven years may be subject to a surrender charge. (A Market Value Adjustment may apply to any withdrawal made from a Guarantee Period Account prior to the expiration of the Guarantee Period.)

In addition, you may withdraw all or a portion of your money without a surrender charge if, after the Contract is issued and before age 65, you become disabled. Also, except in New York and New Jersey where not permitted by state law, you may withdraw money without a surrender charge if, after the contract is issued, you are admitted to a medical care facility or diagnosed with a fatal illness. For details and restrictions, see "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" in "E. Surrender Charge" under CHARGES AND DEDUCTIONS.

WHAT HAPPENS UPON DEATH DURING THE ACCUMULATION PHASE?

If the Annuitant, Owner or Joint Owner should die before the Annuity Date, a death benefit will be paid to the beneficiary. Upon the death of the Annuitant (or an Owner who is also an Annuitant), the death benefit is equal to the greatest of:

    - The Accumulated Value on the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment;

    - Gross payments, with interest compounding daily at an effective annual yield of 5%, starting on the date each payment is applied, and continuing throughout your investments' entire accumulation phase, (5% compounding not available in Hawaii and New York) decreased proportionately to reflect withdrawals; or

    - The death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value (increased by any positive Market Value Adjustment) or (b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments.) The higher of (a) or (b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken.

At the death of an Owner who is not also the Annuitant during the accumulation phase, the death benefit will equal the Accumulated Value on the Valuation Date the Company receives proof of death increased by any positive Market Value Adjustment.

(If the Annuitant dies after the Annuity Date but before all guaranteed annuity benefit payments have been made, the remaining payments will be paid to the beneficiary at least as rapidly as under the annuity option in effect. See "G. Death Benefit.")

WHAT CHARGES WILL I INCUR UNDER MY CONTRACT?

If the Accumulated Value on a Contract anniversary or upon surrender is less than $50,000, the Company will deduct a $30 Contract fee from the Contract. The Contract fee is currently waived for Contracts issued to and maintained by a trustee of a 401(k) plan.

Should you decide to surrender the Contract, make withdrawals, or receive payments under certain annuity payout options, you may be subject to a surrender charge. If applicable, this charge will be between 1% and 7% of payments withdrawn, based on when the payments were originally made.

A deduction for state and local premium taxes, if any, may be made as described in "D. Premium Taxes" under CHARGES AND DEDUCTIONS.

The Company will deduct, on a daily basis, an annual Mortality and Expense Risk Charge and Administrative Expense Charge equal to 1.25% and 0.15%, respectively, of the average daily net assets invested in each Underlying Fund. The Funds will incur certain management fees and expenses which are more fully described in "Other Charges" under "A. Variable Account Deductions" and in the prospectuses of the Underlying Funds which accompany this Prospectus. These charges vary among the Underlying Funds and may change from year to year. In addition, management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For more specific information regarding the existence and effect of any waivers/ reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES.

Subject to state availability, the Company currently offers for an additional charge an optional Minimum Guaranteed Annuity Payout (M-GAP) Rider. If you elect the Rider, a separate monthly charge is deducted from the Contract's Accumulated Value. For a description of this Rider, see "C. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider Charge" under CHARGES AND DEDUCTIONS, and "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT.

CAN I EXAMINE THE CONTRACT?

Yes. The Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be canceled. (There may be a longer period in certain states; see the "Right to Examine" provision on the cover of the Contract.) If you cancel the Contract, you will receive a refund of any amounts allocated to the Fixed and Guarantee Period Accounts and the Accumulated Value of any amounts allocated to the Sub-Accounts (plus any fees or charges that may have been deducted.) However, if state law requires or if the Contract was issued as an Individual Retirement Annuity ("IRA"), you will generally receive a refund of your entire payment. (In certain states this refund may be the greater of (1) your payment or (2) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts, plus any fees or charges previously deducted.) See "B. Right to Cancel Individual Retirement Annuity," and "C. Right to Cancel All Other Contracts" under DESCRIPTION OF THE CONTRACT.

CAN I MAKE FUTURE CHANGES UNDER THE CONTRACT?

You can make several changes after receiving the Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated a beneficiary irrevocably.

    - You may change your allocation of payments.

    - You may make transfers of accumulated value among your current investments without any tax consequences.

    - You may cancel the Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS,
                    AND THE UNDERLYING INVESTMENT COMPANIES


THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2000, Allmerica Financial had over $18 billion in assets and over $27 billion of life insurance in force.


Effective October 1, 1995, Allmerica Financial changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. Allmerica Financial is an indirect wholly owned subsidiary of First Allmerica Financial Life Insurance Company which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").


First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2000, First Allmerica and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, First Allmerica converted from a mutual life insurance company known as State Mutual Life Assurance Company of America to a stock life insurance company and adopted its present name. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


THE VARIABLE ACCOUNTS. Each Company maintains a separate account called Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by vote of the Board of Directors of the Company on November 1, 1990. The Variable Account of First Allmerica was authorized by vote of the Board of Directors of the Company on August 20, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the 1940 Act. This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Company by the SEC.


Each Sub-Account invests in a corresponding investment portfolio. The assets used to fund the variable portions of the Contract are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company. The income, capital gains or capital losses of each Sub-Account, however, are allocated to each Sub-Account, without regard to any other income, capital gains or capital losses of the Company. Obligations under the Contract are obligations of the Company. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company offers other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. The Variable Account also invests in other underlying funds which are not available to the Contract described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES


DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF") is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of DGPF or its separate investment series. DGPF was established to serve as an investment vehicle for various separate accounts supporting variable insurance contracts. DGPF currently has 19 investment portfolios, each issuing a series of shares ("Series"): DGPF Balanced Series, DGPF Capital Reserves Series, DGPF Cash Reserve Series, DGPF Convertible Securities Series, DGPF Devon Series, DGPF Emerging Markets Series, DGPF Global Bond Series, DGPF Growth & Income Series, DGPF Growth Opportunities Series, DGPF High Yield Series, DGPF International Equity Series, DGPF REIT Series, DGPF Select Growth Series, DGPF Small Cap Value Series, DGPF Social Awareness Series, DGPF Strategic Income Series, DGPF Technology and Innovation Series, DGPF Trend Series and DGPF U.S. Growth Series. The assets of each Underlying Fund are held separate from the assets of the other Series. Each Series operates as a separate investment vehicle, and the income or losses of one Series have no effect on the investment performance of another Series. Shares of the Series are not offered to the general public but solely to separate accounts of life insurance companies.



The investment adviser for the DGPF Balanced Series, DGPF Capital Reserves Series, DGPF Cash Reserve Series, DGPF Convertible Securities Series, DGPF Devon Series, DGPF Growth & Income Series, DGPF Growth Opportunities Series, DGPF High Yield Series, DGPF REIT Series, DGPF Select Growth Series, DGPF Small Cap Value Series, DGPF Social Awareness Series, DGPF Strategic Income Series, DGPF Technology and Innovation Series, DGPF Trend Series and DGPF U.S. Growth
Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management"). The investment adviser for the DGPF Emerging Markets Series, the DGPF Global Bond Series and the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International").



AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment adviser for the AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund, and AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.



THE ALGER AMERICAN FUND. The Alger American Fund, is an open-end, diversified management investment company established as a Massachusetts business trust on April 6, 1988 and registered with the SEC under the 1940 Act. Fred Alger Management, Inc. is the investment manager of The Alger American Fund, which includes Alger American Leveraged AllCap, Alger American MidCap Growth, and Alger American Small Capitalization Portfolios.



ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.  Alliance Variable Products
Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. Four of its separate investment portfolios are currently available under the Contract. Alliance Variable Products
Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $226.9 billion (as of December 31, 2000) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. The Mutual Advisers organization became part of the Franklin Templeton organization four years later. The investment adviser to the FT VIP Franklin Small Cap Fund is Franklin Advisers, Inc. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. Templeton

Global Advisors Limited is the investment adviser to the FT VIP Templeton Growth Securities Fund. Templeton Investment Counsel, Inc. is the investment adviser to the FT VIP Templeton International Securities Fund.



PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer may enter into subadvisory agreements with other investment advisers under which a subadviser would manage the day-to-day investments of a portfolio, subject to supervision by Pioneer. Pioneer is a majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.


                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THE PROSPECTUSES OF THE UNDERLYING FUNDS WHICH ACCOMPANY THIS PROSPECTUS, AND SHOULD BE READ CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of payments made under the Contract.

DELAWARE GROUP PREMIUM FUND:


DGPF BALANCED SERIES -- seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities.


DGPF CAPITAL RESERVES SERIES -- seeks a high, stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities.


DGPF CASH RESERVE SERIES -- a money market fund which seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments. The shares of Cash Reserve Series are neither insured nor guaranteed by the U.S. government and there is no assurance that the Series will be able to maintain a stable net asset value of $10.00 per share.


DGPF CONVERTIBLE SECURITIES SERIES -- seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities, which may include privately placed convertible securities.


DGPF DEVON SERIES -- seeks total return. It seeks to achieve its objective by investing primarily in common stocks that the investment manager believes have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency.


DGPF EMERGING MARKETS SERIES -- seeks to achieve long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries.The Series is an international fund. As such, under normal market conditions, at least 65% of the Series' assets will be invested in equity securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in at least three countries that are considered to be emerging or developing.

DGPF GLOBAL BOND SERIES -- seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that also may provide the potential for capital appreciation. At least 65% of the Series' assets will be invested in fixed-income securities of issuers organized or having a majority of their assets in or deriving a majority of the operating income in at least three different countries, one of which may be the United States.


DGPF GROWTH & INCOME SERIES -- seeks capital appreciation with current income as a secondary objective.


DGPF GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.


DGPF HIGH YIELD SERIES -- seeks total return and, as a secondary objective, high current income. This Series invests primarily in high yield corporate bonds. These are commonly known as junk bonds. An investment in this Series may involve greater risks than an investment in a portfolio comprised primarily of investment grade bonds. Please read the Fund's prospectus disclosure regarding the risk factors before investing in the Series.


DGPF INTERNATIONAL EQUITY SERIES -- seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

DGPF REIT SERIES -- seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objective by investing in securities of companies primarily engaged in the real estate industry.

DGPF SELECT GROWTH SERIES -- seeks to provide long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies which the investment manager believes have the potential for high earnings growth.

DGPF SMALL CAP VALUE SERIES -- seeks capital appreciation by investing in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis also will be placed on securities of companies that temporarily may be out of favor or whose value is not yet recognized by the market.

DGPF SOCIAL AWARENESS SERIES -- seeks to achieve long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

DGPF STRATEGIC INCOME SERIES -- seeks high current income and total return. It seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities market: high yield, higher-risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. The Fund also may invest in U.S. equity securities.


DGPF TECHNOLOGY AND INNOVATION SERIES -- seeks to provide long-term capital growth by investing in securities of companies believed to benefit from technological advances and innovations.



DGPF TREND SERIES -- seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies.



DGPF U.S. GROWTH SERIES -- seeks to achieve maximum capital appreciation by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry.

AIM VARIABLE INSURANCE FUNDS:


AIM V.I. GROWTH FUND -- seeks to provide growth of capital.



AIM V.I. HIGH YIELD FUND -- seeks to achieve a high level of current income.



AIM V.I. INTERNATIONAL EQUITY FUND -- seeks to provide long-term growth of capital.



AIM V.I. VALUE FUND -- seeks to achieve long-term growth of capital.


THE ALGER AMERICAN FUND:

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO -- seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size that demonstrate promising growth potential.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO -- seeks long-term capital appreciation. The Portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO -- seeks long-term capital appreciation. The Portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:


ALLIANCE GROWTH PORTFOLIO (CLASS B) -- seeks to provide long-term growth of capital, and only incidentally for current income. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time.



ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.



ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.



ALLIANCE TECHNOLOGY PORTFOLIO (CLASS B) -- Emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.


FRANKIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:


FT VIP FRANKLIN SMALL CAP FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in equity securities of U.S. small cap companies with market cape values of less than $1.5 billion or similar in size to those in the Russell 2000 Index, at the time of purchase.



FT VIP MUTUAL SHARES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).



FT VIP TEMPLETON GROWTH SECURITIES FUND (CLASS 2) -- seeks long-term capital growth. The fund invests primarily in the equity securities of companies located anywhere in the world, including the U.S. and emerging markets.

FT VIP TEMPLETON INTERNATIONAL SECURITIES FUND (CLASS 2) -- seeks long-term capital growth. The fund invests in the equity securities of companies located outside the U.S., including emerging markets.


PIONEER VARIABLE CONTRACTS TRUST:


PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II) -- invests in securities of emerging market issuers for long-term growth of capital.



PIONEER MID-CAP VALUE VCT PORTFOLIO (CLASS II) -- invests in a diversified portfolio of common stocks for capital appreciation.



There is no assurance that the investment objectives of the Underlying Funds will be met. In the event of a material change in the investment policy of a Sub-Account or the Fund in which it invests, you will be notified of the change. No material changes in the investment policy of the Variable Account or any Sub-Accounts will be made without approval pursuant to the applicable state insurance laws. If you have amounts in that Sub-Account, the Company will transfer it without charge, on written request by you, to another Sub-Account or to the General Account. The Company must receive your written request within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of your right to transfer.


                            PERFORMANCE INFORMATION


The Delaware Medallion III Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company in 1996 and by First Allmerica Financial Life Insurance Company in 1997. The Company, however, may advertise "total return" and "average annual total return" performance information based on (1) the periods that the Sub-Accounts have been in existence (Tables 1A and 1B) and (2) the periods that the Underlying Funds have been in existence (Tables 2A and 2B). Performance results in Tables 1A and 2A are calculated with all charges assumed to be those applicable to the Contract, the Sub-Accounts and the Underlying Funds, and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Tables 1B and 2B do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance. All performance tables referenced in this section may be found in the SAI.


The total return of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage.

The average annual total return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the DGPF Cash Reserve Series refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Sub-Account investing in a Fund other than the DGPF Cash Reserve Series refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

Quotations of average annual total return as shown in Table 1A are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 1.40%, the $30 annual Contract fee, the Underlying Fund charges and the surrender charge which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of a Minimum Guaranteed Annuity Payout Rider (M-GAP) Charge.

Quotations of supplemental average total returns, as shown in Table 1B, are calculated in exactly the same manner and for the same periods of time except that they do not reflect the Contract fee and assume that the Contract is not surrendered at the end of the periods shown.

The performance shown in Tables 2A and 2B in the SAI is calculated in exactly the same manner as that in Tables 1A and 1B of Appendix B and C respectively; however, the period of time is based on the Underlying Fund's lifetime, which may predate the Sub-Account's inception date. These performance calculations are based on the assumption that the Sub-Account corresponding to the applicable Underlying Fund was actually in existence throughout the stated period and that the contractual charges and expenses during that period were equal to those currently assessed under the Contract. For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general;
(2) other groups of variable annuity separate accounts or other investment products tracked by Lipper, Inc., a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

                          DESCRIPTION OF THE CONTRACT

A.  PAYMENTS

The Company issues a Contract when its underwriting requirements, which include receipt of the initial payment and allocation instructions by the Company at its Principal Office, are met. These requirements also may include the proper completion of an application; however, where permitted, the Company may issue a Contract without completion of an application for certain classes of annuity Contracts. Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax.

Payments are to be made payable to the Company. A net payment is equal to the payment received less the amount of any applicable premium tax. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all underwriting requirements are properly met. If all underwriting requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. Subsequent payments will be credited as of the Valuation Date received at the Principal Office on the basis of accumulation unit value next determined after receipt.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to payment of the death benefit, subject to certain minimums.


    - Currently, the initial payment must be at least $5,000 ($2,000 for IRA's).



    - Under a monthly automatic payment plan, the minimum initial payment is $50.


    - Each subsequent payment must be at least $50.

    - Where the contribution on behalf of an employee under an employer-sponsored retirement plan is less than $600 but more than $300 annually, the Company may issue a Contract on the employee if the plan's average annual contribution per eligible plan participant is at least $600.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the DGPF Cash Reserve Series.


Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the DGPF Cash Reserve Series.


The Owner may change allocation instructions for new payments pursuant to a written or telephone request. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape recorded.

B.  RIGHT TO CANCEL INDIVIDUAL RETIREMENT ANNUITY

An individual purchasing a Contract intended to qualify as an IRA may cancel the Contract at any time within ten days after receipt of the Contract and receive a refund. In order to cancel the Contract, the Owner must mail or deliver the Contract to the agent through whom the Contract was purchased, to the Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to any local agency of the Company. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

Within seven days the Company will provide a refund equal to gross payment(s) received. In some states, however, the refund may equal the greater of (a) gross payments, or (b) the amounts allocated to the Fixed and Guarantee Period Accounts plus the Accumulated Value of amounts in the Sub-Accounts plus any amounts deducted under the Contract or by the Underlying Funds for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate whether the refund will be equal to gross payments or equal to the greater of (a) or (b) as set forth above.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

C.  RIGHT TO CANCEL ALL OTHER CONTRACTS

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by state law) and receive a refund. In most states, the Company will pay the Owner an amount equal to the sum of (1) the difference between the payment received, including fees, and any amount allocated to the Variable Account, and (2) the Accumulated Value of amounts allocated to the Variable Account as of the date the request is received. If the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the IRA cancellation right described above will be used. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. The Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

D.  TRANSFER PRIVILEGE


At any time prior to the Annuity Date, an Owner may transfer amounts among investment options upon written or telephone request to the Company. Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the DGPF Cash Reserve Series, are utilized at any one time. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.


Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the DGPF Cash Reserve Series. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

The first twelve transfers in a Contract year are guaranteed to be free of any transfer charge. The Company does not currently charge for additional transfers in a Contract year, but reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. The first automatic transfer or rebalancing under an Automatic Transfer (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request is without charge and does not reduce the remaining number of transfers which may be made free of charge in that Contract year.


The Contracts are not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may be disruptive to the Underlying Funds, and may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies. If it appears that there is a pattern of transfers that coincides with a market timing strategy and/or that is disruptive to the Underlying Funds, the Company reserves the right, subject to state law, to refuse transfers or to take other action to prevent or limit the use of such activities.


The Owner may authorize an independent third party to transact allocations and transfers in accordance with an asset allocation strategy or other investment strategy. The Company may provide administrative or other support services to these independent third parties, however, the Company does not engage any third parties to offer allocation or other investment services under this Contract, does not endorse or review any allocation or transfer recommendations and is not responsible for the investment results of such allocations or transfers transacted on the Owner's behalf. In addition, the Company reserves the right to discontinue services or limit the number of Underlying Funds that it may provide such services for. The Company does not charge the Owner for providing additional support services.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING) AND AUTOMATIC ACCOUNT REBALANCING OPTIONS. The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the DGPF Capital Reserves Series, the Sub-Account investing in the DGPF Strategic Income Series or the Sub-Account investing in the DGPF Cash Reserve Series (the "source accounts") to one or more of the available Sub-Accounts. Automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if applicable, the Fund being used as the source account. If an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts. Automatic transfers will continue until the amount in the source account on a transfer date is zero or the Owner's request to terminate the option is received by the Company. If additional amounts are allocated to the source account after its balance has fallen to zero, this option will not restart automatically and the Owner must provide a new request to the Company.


To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to certain initial and/or subsequent payments which are deposited into the Fixed Account when it is being used as the source account from which to process automatic transfers. For more information, see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.


The Owner may request automatic rebalancing of Sub-Account allocations on a monthly, bi-monthly, quarterly, semi-annual or annual basis in accordance with percentage allocations specified by the Owner. As frequently as specified by the Owner, the Company will review the percentage allocations in the Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made. Automatic Account Rebalancing will continue in accordance with the most recent percentage allocation mix received until the Owner's request to terminate or change the option is received by the Company. As such, subsequent payments allocated in a manner different from the percentage allocation mix in effect on the date the payment is received will be reallocated in accordance with the existing mix on the next scheduled date unless the Owner's request to change the mix is received by the Company.

The Company reserves the right to limit the number of Sub-Accounts that may be used for automatic transfers and rebalancing, and to discontinue either option upon advance written notice. Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date.

E.  SURRENDER

At any time prior to the Annuity Date, an Owner may surrender the Contract and receive its Surrender Value, less any tax withholding. The Owner must return the Contract and a signed, written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

Before the Annuity Date, a surrender charge may be deducted if a Contract is surrendered and payments have been credited to the Contract during the last full seven years. See CHARGES AND DEDUCTIONS. The Contract fee may also be deducted.

After the Annuity Date, only Contracts annuitized under a commutable period certain option may be surrendered. The amount payable is the commuted value of any unpaid installments, computed on the basis of the assumed interest rate incorporated in such annuity benefit payments. No surrender charge is imposed after the Annuity Date.

Any amount surrendered is normally payable within seven days following the Company's receipt of the surrender request. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which (1) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (2) the SEC has by order permitted such suspension, or (3) an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of each separate account is not reasonably practicable.

The Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months.

The surrender rights of Owners who are participants under Section 403(b) plans or who are participants in the Texas Optional Retirement Program ("Texas ORP") are restricted; see "Tax-Sheltered Annuities" and "Texas Optional Retirement" Program.

For important tax consequences which may result from surrender, see FEDERAL TAX CONSIDERATIONS.

F.  WITHDRAWALS

At any time prior to the Annuity Date, an Owner may withdraw a portion of the Accumulated Value of his or her Contract, subject to the limits stated below. The Owner must submit a signed, written request for withdrawal, satisfactory to the Company, to the Principal Office. The written request must indicate the dollar amount the Owner wishes to receive and the investment options from which such amount is to be withdrawn. The amount withdrawn equals the amount requested by the Owner plus any applicable surrender charge, as described under CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Where allocations have been made to more than one investment option, a percentage of the withdrawal may be allocated to each option. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn, computed as of the Valuation Date that the request is received at the Principal Office.

Each withdrawal must be a minimum of $100. Except in New York, where no specific balance is required, no withdrawal will be permitted if the Accumulated Value remaining under the Contract would be reduced to less than $1,000. Withdrawals will be paid in accordance with the time limitations described under "E. Surrender" under DESCRIPTION OF THE CONTRACT.

After the Annuity Date, withdrawals are permitted only if the Contract is annuitized under a commutable period certain option. Annuity Units equivalent in value to the amount withdrawn will be cancelled.

For important restrictions on withdrawals which are applicable to Owners who are participants under Section 403(b) plans or under the Texas ORP, see "Tax-Sheltered Annuities" and "Texas Optional Retirement Program." For important tax consequences which may result from withdrawals, see FEDERAL TAX CONSIDERATIONS.

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals ("systematic withdrawals") from amounts in the Sub-Accounts and/or the Fixed Account on a monthly, bi-monthly, quarterly, semi-annual or annual basis. Systematic withdrawals from Guarantee Period Accounts are not available. The minimum amount of each automatic withdrawal is $100, and will be subject to any applicable withdrawal charges. If elected at the time of purchase, the Owner must designate in writing the specific dollar amount of each withdrawal and the percentage of this amount which should be taken from each designated Sub-Account and/or the Fixed Account. Systematic withdrawals then will begin on the date indicated on the application. If elected after the issue date, the Owner may elect, by written request, a specific dollar amount and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account, or the Owner may elect to withdraw a specific percentage of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account. The first withdrawal will take place on the date the written request is received at the Principal Office or, if later, on a date specified by the Owner.

If a withdrawal would cause the remaining Accumulated Value to be less than $1,000, systematic withdrawals may be discontinued. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.


LIFE EXPECTANCY DISTRIBUTIONS. Each calendar year prior to the Annuity Date, an Owner who also is the Annuitant may take without surrender charge a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office.


The Owner may elect monthly, bi-monthly, quarterly, semi-annual, or annual LED distributions, and may terminate the LED option at any time. Under contracts issued in Hawaii and New York, the LED option will terminate automatically on the maximum Annuity Date permitted under the Contract, at which time an Annuity Option must be selected.


If an Owner elects the Company's LED option, (based on the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn without a surrender charge based on the Owner's then life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one) and the denominator of the fraction is the remaining life expectancy of the Owner, as determined annually by the Company. The resulting fraction, expressed as a percentage, is applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. Under the Company's LED option, the amount withdrawn from the Contract changes each year, because life expectancy changes each year that a person lives. For example, actuarial tables indicate that a person age 70 has a life expectancy of 16 years, but a person who attains age 86 has a life expectancy of another 6.5 years. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

(Note: this option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). As such, the withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see FEDERAL TAX CONSIDERATIONS, "C. Taxation of the Contracts" in General. In addition, if the amount necessary to meet the substantially equal periodic payment definition is greater than the Company's LED amount, a surrender charge may apply to the amount in excess of the LED amount.)

The Company may discontinue or change the LED option at any time, but not with respect to election of the option made prior to the date of any change in the LED option.

G.  DEATH BENEFIT

DEATH OF THE ANNUITANT PRIOR TO THE ANNUITY DATE. At the death of the Annuitant (including an Owner who is also the Annuitant), the death benefit is equal to the greatest of (a) the Accumulated Value as of the Valuation Date that the Company receives proof of death, increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% starting on the date each payment is applied and continuing throughout the payment's entire accumulation phase, decreased proportionately to reflect withdrawals (except in Hawaii and New York where (b) equals gross payments decreased proportionately to reflect withdrawals) or (c) the death benefit that would have been payable on the most recent contract anniversary, increased for subsequent payments and decreased proportionately for subsequent withdrawals. For each withdrawal, the proportionate reduction is calculated as the death benefit under this option immediately prior to the withdrawal multiplied by the withdrawal amount and divided by the Accumulated Value immediately prior to the withdrawal.

This guaranteed death benefit works in the following way assuming no withdrawals are made. On the first anniversary, the death benefit will be equal to the greater of (a) the Accumulated Value as of the Valuation Date that the Company receives proof of death (increased by any positive Market Value Adjustment) or
(b) gross payments compounded daily at an effective annual yield of 5% (except in Hawaii and New York where (b) equals gross payments). The higher of (a) or
(b) will then be locked in until the second anniversary, at which time the death benefit will be equal to the greatest of (a) the Contract's then current Accumulated Value increased by any positive Market Value Adjustment; (b) gross payments compounded daily at an effective annual yield of 5% (gross payments in Hawaii and New York) or (c) the locked-in value of the death benefit at the first anniversary. The greatest of (a), (b) or (c) will be locked in until the next Contract anniversary. This calculation will then be repeated on each anniversary while the Contract remains in force and prior to the Annuity Date. As noted above, the values of (b) and (c) will be decreased proportionately if withdrawals are taken. See APPENDIX C -- THE DEATH BENEFIT for specific examples of death benefit calculations.

DEATH OF AN OWNER WHO IS NOT ALSO THE ANNUITANT PRIOR TO THE ANNUITY DATE. If an Owner who is not also the Annuitant dies before the Annuity Date, the death benefit will be the Accumulated Value increased by any positive Market Value Adjustment. The death benefit never will be reduced by a negative Market Value Adjustment.

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum within seven business days of the receipt of due proof of death at the Principal Office unless the Owner has specified a death benefit annuity option. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period not more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the DGPF Cash Reserve Series. The excess, if any, of the death benefit over the Accumulated Value also will be added to the Sub-Account investing in the DGPF Cash Reserve Series. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

With respect to the death benefit, the Accumulated Value will be based on the unit values next computed after due proof of the death has been received.

DEATH OF THE ANNUITANT ON OR AFTER THE ANNUITY DATE. If the Annuitant's death occurs on or after the Annuity Date but before completion of all guaranteed annuity benefit payments, any unpaid amounts or installments will be paid to the beneficiary. The Company must pay out the remaining payments at least as rapidly as under the payment option in effect on the date of the Annuitant's death.

H.  THE SPOUSE OF THE OWNER AS BENEFICIARY

The Owner's spouse, if named as the sole beneficiary, may by written request continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:
(1) any value in the Guarantee Period Accounts will be transferred to the Sub-Account investing in the DGPF Cash Reserve Series; (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the Sub-Account investing in the DGPF Cash Reserve Series. The resulting value will never be subject to a surrender charge when withdrawn. The new Owner may also make additional payments; however, a surrender charge will apply to these amounts if they are withdrawn before they have been invested in the Contract for at least seven years. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of such new Owner will not be entitled to continue the Contract when the new Owner dies.

I.  ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and while the Annuitant is alive. The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment. For important tax consequences which may result from assignments, see FEDERAL TAX CONSIDERATIONS.

J.  ELECTING THE FORM OF ANNUITY AND THE ANNUITY DATE

The Owner selects the Annuity Date. To the extent permitted by law, the Annuity Date may be the first day of any month (1) before the Annuitant's 85th birthday, if the Annuitant's age on the issue date of the Contract is 75 or under; or
(2) within ten years from the issue date of the Contract and before the Annuitant's 90th birthday, if the Annuitant's age on the issue date is between 76 and 90. The Owner may elect to change the Annuity Date by sending a request to the Principal Office at least one month before the Annuity date. The new Annuity Date must be the first day of any month occurring before the Annuitant's 90th birthday, and must be within the life expectancy of the Annuitant. The Company shall determine such life expectancy at the time a change in Annuity Date is requested. In no event will the latest possible annuitization age exceed 90. The Code and the terms of qualified plans impose limitations on the age at which annuity benefit payments may commence and the type of annuity option selected. See FEDERAL TAX CONSIDERATIONS for further information.

Subject to certain restrictions described below, the Owner has the right (1) to select the annuity option under which annuity benefit payments are to be made, and (2) to determine whether payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. Certain annuity options may be commutable or noncommutable. A commutable option provides the Owner with the right to request a lump sum payment of any remaining balance after annuity payments have commenced. Under a noncommutable option, the Owner may not request a lump sum payment. Annuity benefit payments are determined according to the annuity tables in the Contract, by the annuity option selected, and by the investment performance of the account(s) selected. See "Annuity Benefit Payments" in the SAI.

To the extent a fixed annuity is selected, Accumulated Value will be transferred to the Fixed Account of the Company, and the annuity benefit payments will be fixed in amount. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

Under a variable annuity payout option, a payment equal to the value of the fixed number of Annuity Units in the Sub-Accounts is made monthly, quarterly, semi-annually or annually. Since the value of an Annuity Unit in a Sub-Account will reflect the investment performance of the Sub-Account, the amount of each annuity benefit payment will vary.

The annuity payout option selected must produce an initial payment of at least $50 (a lower amount may be required under some state laws). The Company reserves the right to increase these minimum amounts. If the annuity payout option selected does not produce an initial payment which meets this minimum, a single payment will be made. Once the Company begins making annuity benefit payments, the Annuitant cannot make withdrawals or surrender the annuity except in the case where a commutable period certain option has been elected. Beneficiaries entitled to receive remaining payments under either a commutable or noncom-mutable period certain option may elect instead to receive a lump sum settlement.

If the Owner does not elect an option, a variable life annuity with periodic payments guaranteed for ten years will be purchased. Changes in either the Annuity Date or annuity option can be made up to one month prior to the Annuity Date.

If the Owner exercises the M-GAP Rider, annuity benefit payments must be made under a fixed annuity payout option involving a life contingency and must occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

K.  DESCRIPTION OF VARIABLE ANNUITY PAYOUT OPTIONS

The Company provides the variable annuity payout options described below. Currently, variable annuity options may be funded through the DGPF Growth & Income Series, the DGPF Balanced Series, and the DGPF Capital Reserves Series. The Company also provides these same options funded through the Fixed Account (fixed annuity payout option). Regardless of how payments were allocated during the accumulation period, any of the variable annuity payout options or the fixed payout options may be selected, or any of the variable annuity payout options may be selected in combination with any of the fixed annuity payout options. Other annuity options may be offered by the Company.

VARIABLE LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR TEN YEARS -- This is a variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if he or she should die before all payments have been made, the remaining annuity benefit payments will continue to the beneficiary.

VARIABLE LIFE ANNUITY PAYABLE PERIODICALLY DURING THE LIFETIME OF THE ANNUITANT ONLY -- This variable annuity is payable during the Annuitant's life. It would be possible under this option for the Annuitant to receive only one annuity benefit payment if he or she dies prior to the due date of the second annuity benefit payment, two annuity benefit payments if he or she dies before the due date of the third annuity benefit payment, and so on. Payments will continue, however, during the Annuitant's lifetime, no matter how long he or she lives.

UNIT REFUND VARIABLE LIFE ANNUITY -- This is a variable annuity payable periodically during the lifetime of the Annuitant with the guarantee that if
(1) exceeds (2), then periodic variable annuity benefit payments will continue to the beneficiary until the number of such payments equals the number determined in (1).

   Where: (1)  is the dollar amount of the Accumulated Value at annuitization divided by the dollar amount of the first payment, and

          (2) is the number of payments paid prior to the death of the Annuitant.

JOINT AND SURVIVOR VARIABLE LIFE ANNUITY -- This variable annuity is payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing during the lifetime of the survivor. The amount of each payment to the survivor is based on the same number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be either the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

JOINT AND TWO-THIRDS SURVIVOR VARIABLE LIFE ANNUITY -- This is a variable annuity payable jointly to the Annuitant and another individual during their joint lifetime, and then continuing thereafter during the lifetime of the survivor. The amount of each periodic payment to the survivor, however, is based upon two-thirds of the number of Annuity Units which applied during the joint lifetime of the two payees. One of the payees must be the person designated as the Annuitant under the Contract or the beneficiary. There is no minimum number of payments under this option.

PERIOD CERTAIN VARIABLE ANNUITY (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER OF YEARS) -- This variable annuity provides periodic payments for a stipulated number of years ranging from one to 30. If the Annuitant dies before the end of the period, remaining payments will continue to be paid. A fixed period certain annuity may be either commutable or noncommutable. A variable period certain annuity is automatically commutable.

The period certain option does not involve a life contingency. In the computing payments under this option, the Company deducts a charge for annuity rate guarantees, which includes a factor for mortality risks. Although not contractually required to do so, the Company currently follows a practice of permitting persons receiving payments under the period certain option to elect to convert to a variable annuity involving a life contingency. The Company may discontinue or change this practice at any time, but not with respect to elections made prior to the date of any change in this practice. See FEDERAL TAX CONSIDERATIONS for a discussion of the possible adverse tax consequences of selecting a period certain option.

L.  ANNUITY BENEFIT PAYMENTS

DETERMINATION OF THE FIRST VARIABLE ANNUITY BENEFIT PAYMENT. The amount of the first monthly payment depends upon the selected variable annuity option, the sex (however, see "N. NORRIS Decision" below) and age of the Annuitant, and the value of the amount applied under the annuity option ("annuity value"). The Contract provides annuity rates that determine the dollar amount of the first periodic payment under each variable annuity option for each $1,000 of applied value. From time to time, the Company may offer its Owners both fixed and variable annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class.

The dollar amount of the first periodic annuity benefit payment is calculated based upon the type of annuity option chosen, as follows:

    - For life annuity options and noncommutable fixed period certain options of ten years or more (six or more years under New York Contracts), the dollar amount is determined by multiplying (1) the Accumulated Value applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For commutable period certain options, any noncommutable fixed period certain option of less than ten years (less than six years under New York Contracts) and all variable period certain options, the dollar amount is determined by multiplying (1) the Surrender Value less premium taxes, if any, applied under that option (after application of any Market Value Adjustment and less premium tax, if any) divided by $1,000, by (2) the applicable amount of the first monthly payment per $1,000 of value.

    - For a death benefit annuity, the annuity value will be the amount of the death benefit.

The first periodic annuity benefit payment is based upon the Accumulated Value as of a date not more than four weeks preceding the date that the first annuity benefit payment is due. The Company transmits variable annuity benefit payments for receipt by the payee by the first of a month. Variable annuity benefit payments are currently based on unit values as of the 15th day of the preceding month.

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity option. The value of an Annuity Unit in each Sub-Account initially was set at $1.00. The value of an Annuity Unit under a Sub-Account on any Valuation Date thereafter is equal to the value of such unit on the immediately preceding Valuation Date, multiplied by the net investment factor of the Sub-Account for the current Valuation Period and divided by the assumed interest rate for the current Valuation Period. The assumed interest rate, discussed below, is incorporated in the variable annuity options offered in the Contract.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed under all annuity options except the joint and two-thirds survivor annuity option.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. The dollar amount of each periodic variable annuity benefit payment after the first will vary with the value of the Annuity Units of the selected Sub-Account(s). The dollar amount of each subsequent variable annuity benefit payment is determined by multiplying the fixed number of Annuity Units (derived from the dollar amount of the first payment, as described above) with respect to a Sub-Account by the value of an Annuity Unit of that Sub-Account on the applicable Valuation Date.

The variable annuity options offered by the Company are based on a 3.5% assumed interest rate, which affects the amounts of the variable annuity benefit payments. Variable annuity benefit payments with respect to a Sub-Account will increase over periods when the actual net investment result of the Sub-Account exceeds the equivalent of the assumed interest rate. Variable annuity benefit payments will decrease over periods when the actual net investment results are less than the equivalent of the assumed interest rate.

For an illustration of a calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

If the Owner elects the M-GAP Rider, at annuitization the annuity benefit payments provided under the Rider (by applying the guaranteed annuity factors to the Minimum Guaranteed Annuity Payout Benefit Base), are compared to the payments that would otherwise be available with the Rider. If annuity benefit payments under the Rider are higher, the Owner may exercise the Rider, provided that the conditions of the Rider are met. If annuity benefit payments under the Rider are lower, the Owner may choose not to exercise the Rider and instead annuitize under current annuity factors. See "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider," below.

M.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER

An optional M-GAP Rider is currently available in most jurisdictions for a separate monthly charge. The Minimum Guaranteed Annuity Payout Rider provides a guaranteed minimum amount of fixed lifetime income during the annuity payout phase, after a ten-year or fifteen-year waiting period, subject to the conditions described below. On each Contract anniversary a Minimum Guaranteed Annuity Payout Benefit Base is determined. The Minimum Guaranteed Annuity Payout Benefit Base (less any applicable premium taxes) is the value that will be annuitized if the Rider is exercised. In order to exercise the Rider, a fixed annuitization option involving a life contingency must be selected. Annuitization under this Rider will occur at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract. The Minimum Guaranteed Annuity Payout Benefit Base is equal to the greatest of:

    (a) the Accumulated Value increased by any positive Market Value Adjustment, if applicable, on the Contract anniversary that the M-GAP Benefit Base is being determined; or

    (b) the Accumulated Value on the effective date of the Rider compounded daily at an effective annual yield of 5% plus gross payments made thereafter compounded daily at an effective annual yield of 5%, starting on the date each payment is applied, proportionately reduced to reflect withdrawals; or

    (c) the highest Accumulated Value on any prior Contract anniversary since the Rider effective date as determined after being increased for subsequent payments and any positive Market Value Adjustment, if applicable, and proportionately reduced for subsequent withdrawals.

For each withdrawal described in (b) and (c) above, the proportionate reduction is calculated by multiplying the (b) or (c) value, whichever is applicable, determined immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
           ----------------------------------------------------------

        Accumulated Value determined immediately prior to the withdrawal

CONDITIONS ON ELECTING THE M-GAP RIDER.

    - The Owner may elect the M-GAP Rider at Contract issue or at any time thereafter, however, if the Rider is not elected within thirty days after Contract issue or within thirty days after a Contract anniversary date, the effective date of the Rider will be the following Contract anniversary date.

    - The Owner may not elect a Rider with a ten-year waiting period if at the time of election the Annuitant has reached his/her 78th birthday. The Owner may not elect a Rider with a fifteen-year waiting period if at the time of election the Annuitant has reached his/her 73rd birthday.

EXERCISING THE M-GAP RIDER.

    - The Owner may only exercise the M-GAP Rider within thirty days after any Contract anniversary following the expiration of a ten or fifteen-year waiting period from the effective date of the Rider.

    - The Owner may only annuitize under a fixed annuity payout option involving a life contingency as provided under "K. Description of Variable Annuity Payout Options."

    - The Owner may only annuitize at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in the Contract.

TERMINATING THE M-GAP RIDER.

    - The Owner may not terminate the M-GAP Rider prior to the seventh Contract anniversary after the effective date of the Rider, unless such termination
      (1) occurs on or within thirty days after any contract anniversary and
      (2) in conjunction with the repurchase of an M-GAP Rider with a waiting period of equal or greater length at its then current price, if available.

    - The Owner may terminate the Rider at any time after the seventh Contract anniversary following the effective date of the Rider.

    - The Owner may repurchase a Rider with a waiting period equal to or greater than the Rider then in force at the new Rider's then current price, if available, however, repurchase may only occur on or within thirty days of a Contract anniversary.

    - Other than in the event of a repurchase, once terminated the Rider may not be purchased again.

    - The Rider will terminate upon surrender of the Contract or the date that a death benefit is payable if the Contract is not continued under "H. The Spouse of the Owner as Beneficiary" (see DESCRIPTION OF THE CONTRACT).

From time to time the Company may illustrate minimum guaranteed income amounts under the M-GAP Rider for individuals based on a variety of assumptions, including varying rates of return on the value of the Contract during the accumulation phase, annuity payout periods, annuity payout options and M-GAP Rider waiting periods. Any assumed rates of return are for purposes of illustration only and are not intended as a representation of past or future investment rates of return.

For example, the illustration below assumes an initial payment of $100,000 for an Owner age 60 (at issue) and exercise of an M-GAP Rider with a ten-year waiting period. The illustration assumes that no subsequent payments or withdrawals are made and that the annuity payout option is a Life Annuity With Payments Guaranteed For 10 Years. The values below have been computed based on a 5% rate of return and are the guaranteed minimums that would be received under the M-GAP Rider. The minimum guaranteed benefit base amounts are the values that will be annuitized. Minimum guaranteed annual income values are based on a fixed annuity payout.

                  MINIMUM         MINIMUM
 CONTRACT        GUARANTEED      GUARANTEED
ANNIVERSARY       BENEFIT          ANNUAL
AT EXERCISE         BASE         INCOME(1)
-----------      ----------      ----------
    10            $162,889         $12,153
    15            $207,892         $17,695

(1) Other fixed annuity options involving a life contingency other than Life Annuity With Payments Guaranteed for 10 Years are available. See "K. Description of Variable Annuity Payout Options."


The M-GAP Rider does not create Accumulated Value or guarantee performance of any investment option. Because this Rider is based on guaranteed actuarial factors, the level of lifetime income that it guarantees may often be less than the level that would be provided by applying the then current annuity factors. Therefore, the Rider should be regarded as providing a guarantee of a minimum amount of annuity income. As described above, withdrawals will reduce the benefit base. The Company reserves the right to terminate the availability of the M-GAP Rider at any time. Such a termination would not affect M-GAP Riders issued prior to the termination date, but as noted above, Owners would not be able to repurchase a new Rider under the repurchase feature (see above, "Terminating the M-GAP Rider.")

NOTE: Adding the M-GAP Rider after the issue date and/or repurchasing the benefit will impact the Program to Protect Principal and Provide Growth Potential offered under the GPA Accounts since the M-GAP Rider charges are deducted on a pro-rata basis from all accounts including the GPA Accounts. See GUARANTEE PERIOD ACCOUNTS.

N.  NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE v. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the Norris decision will be based on the greater of (1) the Company's unisex Non-Guaranteed Current Annuity Option Rates, or (2) the guaranteed unisex rates described in such Contract, regardless of whether the Annuitant is male or female.

O.  COMPUTATION OF VALUES

THE ACCUMULATION UNIT. Each net payment is allocated to the investment options selected by the Owner. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the net payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date the payment is received at the Principal Office. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was set at $1.00 on the first Valuation Date for each Sub-Account.

Allocations to Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT and GUARANTEE PERIOD ACCOUNTS.

The Accumulated Value under the Contract is determined by (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date, (2) adding the products, and
(3) adding the amount of the accumulations in the Fixed Account, if any.


NET INVESTMENT FACTOR. The Net Investment Factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result from dividing (1) by (2) and subtracting the sum of (3) and (4) where:


    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 1.25% on an annual basis of the daily value of the Sub-Account's assets, and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor. For an illustration of an Accumulation Unit calculation using an hypothetical example see the SAI. Subject to compliance with applicable state and federal law, the Company reserves the right to change the methodology for determining the net investment factor.

                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and the SAIs of the Underlying Funds.

A.  VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant (or other payee) lives, and no matter how long all Annuitants as a class live. Therefore, the mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

The mortality and expense risk charge is assessed daily at an annual rate of 1.25% of each Sub-Account's assets. This charge may not be increased. Since mortality and expense risks involve future contingencies which are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each. The Company estimates that a reasonable allocation might be 0.80% for mortality risk and 0.45% for expense risk.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. This charge may not be increased. The charge is imposed during both the accumulation phase and the annuity payout phase. The daily administrative expense charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account, without profits. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "B. Contract Fee") and for the administrative expense charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses, and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. Management fee waivers and/or reimbursements may be in effect for certain or all of the Underlying Funds. For specific information regarding the existence and effect of any waivers/reimbursements see "Annual Underlying Fund Expenses" under SUMMARY OF FEES AND EXPENSES. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds and should be read in conjunction with the Prospectus.

B.  CONTRACT FEE


A $30 Contract fee is deducted on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $50,000. The Contract fee is currently waived for a Contract issued to and maintained by the trustee of a 401(k) plan. The Company reserves the right to impose a Contract fee up to $30 on Contracts issued to 401(k) plans but only with respect to Contracts issued after the date the waiver is no longer available. Where amounts has been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage which the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the percentage of the charge deducted from that investment option.


Where permitted by law, the Contract fee also may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the class of "eligible persons" as defined in "Reduction or Elimination of Surrender Charge and Additional Amounts Credited" in "E. Surrender Charge" under CHARGES AND DEDUCTIONS.

C.  OPTIONAL MINIMUM GUARANTEED ANNUITY PAYOUT (M-GAP) RIDER CHARGE

The Company currently offers an optional M-GAP Rider that may be elected by the Owner in most jurisdictions. A separate monthly charge is made for the Rider. The charge is made through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts (based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value).

The applicable charge is equal to the Accumulated Value on the last day of each month within which the Rider has been in effect and, if applicable, on the date the Rider is terminated, multiplied by 1/12th of the following annual percentage rates:

Minimum Guaranteed Annuity Payout (M-GAP) Rider with
ten-year waiting period.....................................  0.25%
Minimum Guaranteed Annuity Payout (M-GAP) Rider with
fifteen-year waiting period.................................  0.15%

For a description of the Rider, see "M. Optional Minimum Guaranteed Annuity Payout (M-GAP) Rider" under DESCRIPTION OF THE CONTRACT, above.

D.  PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%.

The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:


    (1) if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for the Contract at the time the payments are received); or


    (2) the premium tax charge is deducted in total when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.


If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contracts Accumulated Value at the time such determination is made.


E.  SURRENDER CHARGE

No charge for sales expense is deducted from payments at the time the payments are made. A surrender charge, however, is deducted from the Accumulated Value of the Contract in the case of surrender and/or withdrawal of the Contract or at the time annuity benefit payments begin, within certain time limits described below.

For purposes of determining the surrender charge, the Accumulated Value is divided into three categories: (1) New Payments -- payments received by the Company during the seven years preceding the date of the surrender; (2) Old Payments -- accumulated payments invested in the Contract for more than seven years; and (3) the amount available under the Withdrawal Without Surrender Charge provision. See "Withdrawal Without Surrender Charge" below. For purposes of determining the amount of any, surrenders will be deemed to be taken first from amounts available as a Withdrawal Without Surrender Charge, if any, then from Old Payments, and then from New Payments. Amounts available as a Withdrawal Without Surrender Charge followed by Old Payments may be withdrawn from the Contract at any time without the imposition of a surrender charge. If a withdrawal is attributable all or in part to New Payments, a surrender charge may apply.

CHARGE FOR SURRENDER AND WITHDRAWAL. If the Contract is surrendered, or if New Payments are withdrawn, while the Contract is in force and before the Annuity Date, a surrender charge may be imposed. The amount of the charge will depend upon the number of years that any New Payments, to which the withdrawal is attributed have remained credited under the Contract.

Amounts withdrawn are deducted first from Old Payments. Then, for the purpose of calculating surrender charges for New Payments, all amounts withdrawn are assumed to be deducted first from the oldest New Payment and then from the next oldest New Payment and so on, until all New Payments have been exhausted pursuant to the first-in-first-out ("FIFO") method of accounting. (See FEDERAL TAX CONSIDERATIONS for a discussion of how withdrawals are treated for income tax purposes.)

The surrender charge is as follows:


    COMPLETE          CHARGE AS PERCENTAGE OF
   YEARS FROM              NEW PAYMENTS
DATE OF PAYMENT              WITHDRAWN
----------------      -----------------------
  Less than 1                    7%
  Less than 2                    6%
  Less than 3                    5%
  Less than 4                    4%
  Less than 5                    3%
  Less than 6                    2%
  Less than 7                    1%
   Thereafter                    0%


The amount withdrawn equals the amount requested by the Owner plus the charge, if any. The charge is applied as a percentage of the New Payments withdrawn, but in no event will the total surrender charge exceed a maximum limit of 7% of total gross New Payments. Such total charge equals the aggregate of all applicable surrender charges for surrender, withdrawals and annuitization.

REDUCTION OR ELIMINATION OF SURRENDER CHARGE AND ADDITIONAL AMOUNTS
CREDITED. Where permitted by state law, the Company will waive the surrender charge in the event that the Owner (or the Annuitant, if the Owner is not an individual) becomes physically disabled after the issue date of the Contract and before attaining age 65. Under New York Contracts, the disability also must exist for a continuous period of at least four months. The Company may require proof of such disability and continuing disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits and reserves the right to obtain an examination by a licensed physician of its choice and at its expense. In addition, except in New York and New Jersey where not permitted by state law, the Company will waive the surrender charge in the event that an Owner (or the Annuitant, if the Owner is not an individual) is: (1) admitted to a medical care facility after the issue date and remains confined there until the later of one year after the issue date or 90 consecutive days or (2) first diagnosed by a licensed physician as having a fatal illness after the issue date of the Contract.

For purposes of the above provision, "medical care facility" means any state-licensed facility (or, in a state that does not require licensing a facility that is operating pursuant to state law), providing medically necessary inpatient care which is prescribed by a licensed "physician" in writing and based on physical limitations which prohibit daily living in a non-institutional setting; "fatal illness" means a condition diagnosed by a licensed physician which is expected to result in death within two years of the diagnosis; and "physician" means a person other than the Owner, Annuitant or a member of one of their families who is state licensed to give medical care or treatment and is acting within the scope of that license.

Where surrender charges have been waived under any of the situations discussed above, no additional payments under the Contract will be accepted unless required by state law.

In addition, from time to time the Company may allow a reduction in or elimination of the surrender charges, the period during which the charge applies, or both, and/or credit additional amounts on the Contract when the Contract is sold to individuals or groups of individuals in a manner that reduces sales expenses. The Company will consider factors such as the following:
(1) the size and type of group or class, and the persistency expected from that group or class; (2) the total amount of payments to be received and the manner in which payments are remitted; (3) the purpose for which the Contract is being purchased and whether that purpose makes it likely that costs and expenses will be reduced; (4) other transactions where sales expenses are likely to be reduced; or (5) the level of commissions paid to selling broker-dealers or certain financial institutions with respect to Contracts within the same group or class (for example, broker-dealers who offer the Contract in connection with financial planning services offered on a fee-for-service basis). The Company also may reduce or waive the contingent sales charge and/or credit additional amounts on the Contract where either the Owner or the Annuitant on the issue date are within the following classes of individuals ("eligible persons"): employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; an employee of the Company, its affiliates or subsidiaries; officers, directors, trustees and employees of any of the Underlying Funds, investment managers or Sub-Advisers of the Underlying Funds; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents. Finally, if permitted under state law, surrender charges may be waived under Section 403(b) Contracts where the amount withdrawn is being contributed to a life insurance policy issued by the Company as part of the individual's Section 403(b) plan.

Any reduction or elimination in the amount or duration of the surrender charge will not discriminate unfairly among purchasers of the Contract. The Company will not make any changes to the charge where prohibited by law.

Pursuant to Section 11 of the 1940 Act and Rule 11a-2 thereunder, the surrender charge is modified to effect certain exchanges of existing annuity contracts issued by the Company for the Contract. See "EXCHANGE OFFER" in the SAI.


WITHDRAWAL WITHOUT SURRENDER CHARGE. In each calendar year, the Company will waive the surrender charge, if any, on an amount ("Withdrawal Without Surrender Charge Amount") equal to the greatest of (1), (2) or (3):



        Where  100% of Cumulative Earnings (calculated as the Accumulated
     (1) is: Value as of the Valuation Date coincident with or next following the date of receipt of the request for withdrawal, reduced by total gross payments not previously withdrawn);

        Where  15% of the Accumulated Value as of the Valuation Date
     (2) is: coincident with or next following the date of receipt of the request for withdrawal, reduced by the total amount of any prior withdrawals made in the same calendar year to which no surrender charge was applied; and

        Where  The amount calculated under the Company's life expectancy
     (3) is: distribution Option (see "Life Expectancy Distributions" above) whether or not the withdrawal was part of such distribution (applies only if Annuitant is also an Owner).


For example, an 81-year-old Owner/Annuitant with an Accumulated Value of $15,000, of which $1,000 is Cumulative Earnings, would have a Withdrawal Without Surrender Charge Amount of $2,250, which is equal to the greatest of:

    (1) Cumulative Earnings ($1,000);

    (2) 15% of Accumulated Value ($2,250); or

    (3) LED of 10.2% of Accumulated Value ($1,530).


The Withdrawal Without Surrender Charge Amount will be deducted first from Cumulative Earnings. If the Withdrawal Without Surrender Charge Amount exceeds Cumulative Earnings, the excess amount will be deemed withdrawn from payments not previously withdrawn on a LIFO (last-in/first-out) basis. This means that the last payments credited to the Contract will be withdrawn first. If more than one withdrawal is made during the year, on each subsequent withdrawal the Company will waive the surrender charge, if any, until the entire Withdrawal Without Surrender Charge Amount has been withdrawn. Amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment.

SURRENDERS. In the case of a complete surrender, the amount received by the Owner is equal to the entire Surrender Value, net of any applicable tax withholding. Subject to the same rules that are applicable to withdrawals, the Company will not assess a surrender charge on an amount equal to the greatest Withdrawal Without Surrender Charge Amount available.

Where an Owner who is trustee under a pension plan surrenders, in whole or in part, a Contract on a terminating employee, the trustee will be permitted to reallocate all or a part of the Accumulated Value under the Contract to other contracts issued by the Company and owned by the trustee, with no deduction for any otherwise applicable surrender charge. Any such reallocation will be at the Accumulation Unit values for the Sub-Accounts as of the valuation date on which a written, signed request is received at the Principal Office.

CHARGE AT THE TIME ANNUITY BENEFIT PAYMENTS BEGIN. If the Owner chooses any commutable period certain option or a non-commutable fixed period certain option for less than ten years (less than six years under New York Contracts), a surrender charge will be deducted from the Accumulated Value of the Contract if the Annuity Date occurs at any time when the surrender charge would still apply had the Contract been surrendered on the Annuity Date.

No surrender charge is imposed at the time of annuitization in any Contract year under an option involving a life contingency or for any noncommutable fixed period certain option for ten years or more (six years or more under New York Contracts). A Market Value Adjustment, however, may apply. See GUARANTEE PERIOD ACCOUNTS. If an owner of an existing fixed annuity contract issued by the Company wishes to elect a variable annuity option, the Company may permit such owner to exchange, at the time of annuitization, the fixed contract for the Contract offered in this Prospectus. The proceeds of the fixed contract, minus any surrender charge applicable under the fixed contract if a period certain option is chosen, will be applied towards the variable annuity option desired by the Owner. The number of Annuity Units under the option will be calculated using the Annuity Unit values as of the 15th of the month preceding the Annuity Date.

F.  TRANSFER CHARGE

The Company currently makes no charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "D. Transfer Privilege" under DESCRIPTION OF THE CONTRACT.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the Securities Act of 1933 ("the 1933 Act") or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this annuity Contract or any benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in this Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, there currently are nine Guarantee Periods available under the Contract with durations of two, three, four, five, six, seven, eight, nine and ten years. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account, except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions; however, once an interest rate is in effect for a Guarantee Period Account, the Company may not change it during the duration of the Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when the Contract initially was issued, and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date (subject to the Fixed Account limitations in some states; see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT). Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the Cash Reserve Series. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days, but not more than 75 days, prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration, unless
(1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) the Guarantee Period would extend beyond the Annuity Date, or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the Cash Reserve Series. Where amounts automatically have been renewed in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. Under Contracts issued in New York, the Company guarantees that it will transfer monies out of the Guarantee Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.


MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or a surrender from a Guarantee Period Account on the expiration of its Guarantee Period. In addition, no negative Market Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "G. Death Benefit" under DESCRIPTION OF THE CONTRACT. No Market Value Adjustment applies to deductions taken for Contract fees or rider charges. A Market Value Adjustment will apply to all other transfers, withdrawals, or a surrender. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account before deduction of any surrender charge by the market value factor. The market value factor for each Guarantee Period Account is equal to:


                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal (for example: 3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years. If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Effective Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value also is affected by the minimum guaranteed rate of 3% such that the amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, see APPENDIX B -- SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT.

PROGRAM TO PROTECT PRINCIPAL AND PROVIDE GROWTH POTENTIAL. Under this feature, the Owner elects a Guarantee Period and one or more Sub-Accounts. The Company then will compute the proportion of the initial payment that must be allocated to the Guarantee Period selected, assuming no transfers or withdrawals, (including withdrawals made as part of a pro-rata deduction for charges under an M-GAP Rider purchased or Repurchased after issue) in order to ensure that on the last day of the Guarantee Period, the value in the Guarantee Period Account will equal the amount of the entire initial payment. The required amount then will be allocated to the pre-selected Guarantee Period Account and the remaining balance to the other investment options selected by the Owner in accordance with the procedures described in "A. Payments" under DESCRIPTION OF THE CONTRACT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "E. Surrender" and "F. Withdrawals" under DESCRIPTION OF THE CONTRACT. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals, including Withdrawals without Surrender Charge, unless made at the end of the Guarantee Period; and (2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted or added to the amount remaining in the Guarantee Period Account. If the entire amount in a Guarantee Period Account is requested, the adjustment will be made to the amount payable. If a surrender charge applies to the withdrawal, it will be calculated as set forth under "D. Surrender Charge" under CHARGES AND DEDUCTIONS after application of the Market Value Adjustment.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the owner, annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with this Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

A.  GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account were a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract and therefore, the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.


INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company, therefore, additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.


B.  QUALIFIED AND NON-QUALIFIED CONTRACTS


From a federal tax viewpoint there are two types of variable annuity contracts:
"qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan which meets the requirements of Sections 401, 403, or 408 of the Code, while a non-qualified contract is one that is not purchased in connection with one of the indicated retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. For more information on the tax provisions applicable to qualified contracts, see "E. Provisions Applicable to Qualified Employer Plans" below.


C.  TAXATION OF THE CONTRACTS IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owners" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract". Such amounts will be treated as gross income subject to federal income taxation. "Investment in the Contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments are commenced under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all investment in the Contract is recovered, the entire payment is taxable. If the Annuitant dies before the investment in the Contract is recovered, a deduction for the difference is allowed on the Annuitant's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals taken on or after age 59 1/2, or if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the Code) or, in the case of the Owner's "total disability" (as defined in the Code). Furthermore, under Section 72 of the Code, this penalty tax will not be imposed, irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee. This requirement is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement that the amount be paid out as one of a series of "substantially equal" periodic payments is met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy (such as under the Contract's LED option), and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions. Where the Owner and Annuitant are different persons, the change of ownership of the Contract to the Annuitant on the Annuity Date, as required under the Contract, is a gift and will be taxable to the Owner as such; however, the Owner will not incur taxable income. Instead, the Annuitant will incur taxable income upon receipt of annuity benefit payments as discussed above.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the issue date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed. With respect to payments made after February 28, 1986, however, a contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72. In addition, plan assets are treated as property of the employer, and are subject to the claims of the employer's general creditors.

D.  TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

The tax treatment of certain withdrawals or surrenders of the non-qualified Contracts offered by this Prospectus will vary according to whether or not the amount withdrawn or surrendered is allocable to an investment in the Contract made before or after certain dates.

E.  PROVISIONS APPLICABLE TO QUALIFIED EMPLOYER PLANS

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your qualified retirement plan.

The tax rules applicable to qualified retirement plans, as defined by the Code, are complex and vary according to the type of plan. Benefits under a qualified plan may be subject to that plan's terms and conditions irrespective of the terms and conditions of any annuity contract used to fund such benefits. As such, the following is simply a general description of various types of qualified plans that may use the Contract. Before purchasing any annuity contract for use in funding a qualified plan, more specific information should be obtained.

A qualified Contract may include special provisions (endorsements) changing or restricting rights and benefits otherwise available to Owners of a non-qualified Contract. Individuals purchasing a qualified Contract should review carefully any such changes or limitations which may include restrictions to ownership, transferability, assignability, contributions, and distributions.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT SHARING PLANS. Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish similar plans for themselves and their employees. Employers intending to use qualified Contracts in connection with such plans should seek competent advice as to the suitability of the Contract to their specific needs and as to applicable Code limitations and tax consequences.

The Company can provide prototype plans for certain pension or profit sharing plans for review by the plan's legal counsel. For information, ask your financial representative.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Section 408 of the Code including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over", on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "B. Right to Cancel Individual Retirement Annuities".

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) or SIMPLE IRA plans for their employees using the employees IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

TAX-SHELTERED ANNUITIES (TSAs). Under the provisions of Section 403(b) of the Code, payments made to annuity Contracts purchased for employees under annuity plans adopted by public school systems and certain organizations which are tax exempt under Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that total annual payments do not exceed the maximum contribution permitted under the Code. Purchasers of TSA contracts should seek competent advice as to eligibility, limitations on permissible payments and other tax consequences associated with the contracts.

Withdrawals or other distributions attributable to salary reduction contributions (including earnings thereon) made to a TSA contract after December 31, 1988, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. In the case of hardship, an Owner may withdraw amounts contributed by salary reduction, but not the earnings on such amounts. Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may be subject to a 10% penalty tax as a premature distribution, in addition to income tax.

TEXAS OPTIONAL RETIREMENT PROGRAM. Distributions under a TSA contract issued to participants in the Texas Optional Retirement Program may not be received except in the case of the participant's death, retirement or termination of employment in the Texas public institutions of higher education. These additional restrictions are imposed under the Texas Government Code and a prior opinion of the Texas Attorney General.

                             STATEMENTS AND REPORTS


An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequent as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to the Owner each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans such as Dollar Cost Averaging may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.


                        LOANS (QUALIFIED CONTRACTS ONLY)

Loans are available to owners of TSA Contracts (i.e., Contracts issued under Section 403(b) of the Code) and to Contracts issued to plans qualified under Sections 401(a) and 401(k) of the Code. Loans are subject to provisions of the Code and to applicable qualified retirement plan rules. Tax advisors and plan fiduciaries should be consulted prior to exercising loan privileges.

Loaned amounts will be withdrawn first from Sub-Account and Fixed Account values on a pro-rata basis until exhausted. Thereafter, any additional amounts will be withdrawn from the Guarantee Period Accounts (pro rata by duration and LIFO within each duration), subject to any applicable Market Value Adjustments. The maximum loan amount will be determined under the Company's maximum loan formula. The minimum loan amount is $1,000. Loans will be secured by a security interest in the Contract and the amount borrowed will be transferred to a loan asset account within the Company's General Account, where it will accrue interest at a specified rate below the then-current loan rate. Generally, loans must be repaid within five years or less, and repayments must be made quarterly and in substantially equal amounts. Repayments will be allocated pro rata in accordance with the most recent payment allocation, except that any allocations to a Guarantee Period Account will be allocated instead to the Cash Reserve Sub-Account.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for, the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may redeem the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other Contracts or permit a conversion between Contracts upon request by an Owner.

The Company also reserves the right to establish additional sub-accounts of the Variable Account, each of which would invest in shares corresponding to a new underlying fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new sub-accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new sub-accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to separate accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Funds also are issued to other unaffiliated insurance companies which issue variable annuities and variable life contracts ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although currently the Company and the underlying investment companies do not foresee any such disadvantages to either variable life insurance owners or variable annuity owners, they intend to monitor events in order to identify any material conflicts between such Owners and to determine what action, if any, should be taken in response thereto. If it were concluded that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or any of its Sub-Accounts to another of the Company's separate accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Underlying Fund shares held by a Sub-Account, in the event that Underlying Fund shares are unavailable for investment, or if the Company determines that further investment in such Underlying Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will be applied uniformly to all Contracts that are affected.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners and, after the Annuity Date, from the Annuitants. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions which are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to the Contract in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner or Annuitant may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share.

During the annuity payout phase, the number of Underlying Fund shares attributable to each Annuitant will be determined by dividing the reserve held in each Sub-Account for the Annuitant's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Annuitant's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from certain independent broker-dealers which are registered under the Securities and Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (the "NASD.") The Contract also is offered through Allmerica Investments, Inc., which is the principal underwriter and distributor of the Contract. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is a registered broker-dealer, a member of the NASD and an indirectly wholly owned subsidiary of First Allmerica.


The Company pays commissions, not to exceed 7.0% of purchase payments, to broker-dealers which sell the Contract. Alternative commission schedules are available with lower initial commission amounts based on payments, plus ongoing annual compensation of up to 1% of Contract's Accumulated Value. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


The Company intends to recoup commissions and other sales expenses through a combination of anticipated surrender charges and profits from the Company's General Account which may include amounts derived from mortality and risk charges. Commissions paid on the Contract, including additional incentives or payments, do not result in any additional charge to Owners or to the Variable Account. Any surrender charge assessed on a Contract will be retained by the Company.

Owners may direct any inquiries to their financial adviser or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-366-1492.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in the Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net purchase payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Under the Contract, the minimum interest which may be credited on amounts allocated to the Fixed Account is 3% compounded annually. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

If a Contract is surrendered, or if an amount in excess of the Withdrawal Without Surrender Charge is withdrawn, while the Contract is in force and before the Annuity Date, a surrender charge is imposed if such event occurs before the payments attributable to the surrender or withdrawal have been credited to the Contract for at least seven full Contract years.

In Massachusetts, payments and transfers to the Fixed Account are subject to the following restrictions:

    If a Contract is issued prior to the Annuitant's 60th birthday, allocations to the Fixed Account will be permitted until the Annuitant's 61st birthday. On and after the Annuitant's 61st birthday, no additional Fixed Account allocations will be accepted. If a Contract is issued on or after the Annuitant's 60th birthday up through and including the Annuitant's 81st birthday, Fixed Account allocations will be permitted during the first Contract year. On and after the first Contract anniversary, no additional allocations to the Fixed Account will be permitted. If a Contract is issued after the Annuitant's 81st birthday, no payments to the Fixed Account will be permitted at any time.

In Oregon, if the Contract is issued after the Annuitant's 81st birthday, no payments or transfers to the Fixed Account will be permitted.

If an allocation designated as a Fixed Account allocation is received at the Principal Office during a period when the Fixed Account is not available due to the limitations outlined above, the monies will be allocated to the Cash Reserve Series.

                                   APPENDIX B
               SURRENDER CHARGES AND THE MARKET VALUE ADJUSTMENT

PART 1: SURRENDER CHARGES

FULL SURRENDER -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the Accumulated Value or the accumulated earnings in the Contract. The table below presents examples of the surrender charge resulting from a full surrender based on hypothetical Accumulated Values:

             HYPOTHETICAL     WITHDRAWAL      SURRENDER
 CONTRACT    ACCUMULATED   WITHOUT SURRENDER    CHARGE    SURRENDER
   YEAR         VALUE        CHARGE AMOUNT    PERCENTAGE   CHARGE
-----------  ------------  -----------------  ----------  ---------
     1        $54,000.00      $ 8,100.00          7%      $3,213.00
     2         58,320.00        8,748.00          6%       2,974.32
     3         62,985.60       12,985.60          5%       2,500.00
     4         68,024.45       18,024.45          4%       2,000.00
     5         73,466.40       23,466.40          3%       1,500.00
     6         79,343.72       29,343.72          2%       1,000.00
     7         85,691.21       35,691.21          1%         500.00
     8         92,546.51       45,546.51          0%           0.00

WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume that the Withdrawal Without Surrender Charge Amount is equal to the greater of 15% of the current Accumulated Value or the accumulated earnings in the Contract and there are withdrawals as detailed below. The table below presents examples of the surrender charge resulting from withdrawals of the Owner's account, based on hypothetical Accumulated Values.

          HYPOTHETICAL                  WITHDRAWAL      SURRENDER
CONTRACT  ACCUMULATED                WITHOUT SURRENDER    CHARGE    SURRENDER
  YEAR       VALUE      WITHDRAWALS    CHARGE AMOUNT    PERCENTAGE   CHARGE
--------  ------------  -----------  -----------------  ----------  ---------
  1        $54,000.00   $     0.00      $ 8,100.00          7%       $  0.00
  2         58,320.00         0.00        8,748.00          6%          0.00
  3         62,985.60         0.00       12,985.60          5%          0.00
  4         68,024.45    30,000.00       18,024.45          4%        479.02
  5         41,066.40    10,000.00        6,159.96          3%        115.20
  6         33,551.72     5,000.00        5,032.76          2%          0.00
  7         30,835.85    10,000.00        4,625.38          1%         53.75
  8         22,502.72    15,000.00        3,375.41          0%          0.00

PART 2: MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

    5. Surrender charges, if any, are calculated in the same manner as shown in the examples in Part 1.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1
                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1
                               =  (.98182) TO THE POWER OF 7 - 1
                               =  -.12054

The market value adjustment    =  the market value factor multiplied by the withdrawal
                               =  -.12054 X $62,985.60
                               =  -$7,592.11

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)*

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.00935) TO THE POWER OF 7 - 1

                               =  .06694

The market value adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06694 X $62,985.60

                               =  $4,216.26

*Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11


    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17454

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17454 X $62,985.60 or -$8,349.25)

                               =  Maximum (-$10,993.51 or -$8,349.25)

                               =  -$8,349.25


POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 6.00% or 0.06

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.06)] TO THE POWER OF 2555/365 - 1

                               =  (1.01887) TO THE POWER OF 7 - 1

                               =  .13981

The market value adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.13981 X $62,985.60 or $8,349.25)

                               =  Minimum of ($8,806.02 or $8,349.25)

                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

                                   APPENDIX C
                               THE DEATH BENEFIT

PART 1: DEATH OF THE ANNUITANT

DEATH BENEFIT ASSUMING NO WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

          HYPOTHETICAL    HYPOTHETICAL
CONTRACT  ACCUMULATED     MARKET VALUE       DEATH        DEATH        DEATH     HYPOTHETICAL
  YEAR       VALUE         ADJUSTMENT     BENEFIT (A)  BENEFIT (B)  BENEFIT (C)  DEATH BENEFIT
--------  ------------  ----------------  -----------  -----------  -----------  -------------
    1      $53,000.00       $  0.00       $53,000.00   $52,500.00   $50,000.00    $53,000.00
    2       53,530.00        500.00        54,030.00    55,125.00    53,000.00     55,125.00
    3       58,883.00          0.00        58,883.00    57,881.25    55,125.00     58,883.00
    4       52,994.70        500.00        53,494.70    60,775.31    58,883.00     60,775.31
    5       58,294.17          0.00        58,294.17    63,814.08    60,775.31     63,814.08
    6       64,123.59        500.00        64,623.59    67,004.78    63,814.08     67,004.78
    7       70,535.95          0.00        70,535.95    70,355.02    67,004.78     70,535.95
    8       77,589.54        500.00        78,089.54    73,872.77    70,535.95     78,089.54
    9       85,348.49          0.00        85,348.49    77,566.41    78,089.54     85,348.49
   10       93,883.34          0.00        93,883.34    81,444.73    85,348.49     93,883.34

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5%, reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

DEATH BENEFIT ASSUMING WITHDRAWALS -- Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are withdrawals as detailed in the table below and that the Death Benefit Effective Annual Yield is equal to 5%. The table below presents examples of the Death Benefit based on the Hypothetical Accumulated Values.

          HYPOTHETICAL                 HYPOTHETICAL
CONTRACT  ACCUMULATED                  MARKET VALUE       DEATH        DEATH        DEATH     HYPOTHETICAL
  YEAR       VALUE      WITHDRAWALS     ADJUSTMENT     BENEFIT (A)  BENEFIT (B)  BENEFIT (C)  DEATH BENEFIT
--------  ------------  -----------  ----------------  -----------  -----------  -----------  -------------
    1      $53,000.00   $     0.00        $ 0.00       $53,000.00   $52,500.00   $50,000.00    $53,000.00
    2       53,530.00         0.00        500.00        54,030.00    55,125.00    53,000.00     55,125.00
    3        3,883.00    50,000.00          0.00         3,883.00     4,171.13     3,972.50      4,171.13
    4        3,494.70         0.00        500.00         3,994.70     4,379.68     4,171.13      4,379.68
    5        3,844.17         0.00          0.00         3,844.17     4,598.67     4,379.68      4,598.67
    6        4,228.59         0.00        500.00         4,728.59     4,828.60     4,598.67      4,828.60
    7        4,651.45         0.00          0.00         4,651.45     5,070.03     4,828.60      5,070.03
    8        5,116.59         0.00        500.00         5,616.59     5,323.53     5,070.03      5,616.59
    9        5,628.25         0.00          0.00         5,628.25     5,589.71     5,616.59      5,628.25
   10          691.07     5,000.00          0.00           691.07       712.70       683.44        712.70

Death Benefit (a) is the Accumulated Value increased by any positive Market Value Adjustment. Death Benefit (b) is the gross payments accumulated daily at the Death Benefit Effective Annual Yield of 5% reduced proportionately to reflect withdrawals. Death Benefit (c) is the death benefit that would have been payable on the most recent Contract anniversary, increased for subsequent payments, and decreased proportionately for subsequent withdrawals.

The Hypothetical Death Benefit is equal to the greatest of Death Benefits (a),
(b), or (c).

PART 2: DEATH OF THE OWNER WHO IS NOT THE ANNUITANT

Assume a payment of $50,000 is made on the issue date and no additional payments are made. Assume there are no withdrawals. The table below presents examples of the death Benefit based on the Hypothetical Accumulated Values.

          HYPOTHETICAL    HYPOTHETICAL
CONTRACT  ACCUMULATED     MARKET VALUE    HYPOTHETICAL
  YEAR       VALUE         ADJUSTMENT     DEATH BENEFIT
--------  ------------  ----------------  -------------
    1      $53,000.00       $  0.00        $53,000.00
    2       53,530.00        500.00         54,030.00
    3       58,883.00          0.00         58,883.00
    4       52,994.70        500.00         53,494.70
    5       58,294.17          0.00         58,294.17
    6       64,123.59        500.00         64,623.59
    7       70,535.95          0.00         70,535.95
    8       77,589.54        500.00         78,089.54
    9       85,348.49          0.00         85,348.49
   10       93,883.34          0.00         93,883.34

The Hypothetical Death Benefit is the Accumulated Value increased by any positive Market Value Adjustment.

                                   APPENDIX D
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K


                                                                 YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
        SUB-ACCOUNT            2000       1999       1998       1997       1996       1995       1994       1993       1992
---------------------------  --------   --------   --------   --------   --------   --------   --------   --------   --------
DGPF BALANCED SERIES
Unit Value:
  Beginning of Period......    2.142      2.357      2.015      1.616      1.414      1.133      1.150      1.078     1.000
  End of Period............    2.046      2.142      2.357      2.015      1.616      1.414      1.133      1.150     1.078
Number of Units Outstanding
 at End of Period (in
 thousands)................   56,070     76,644     81,359     58,759     40,855     37,203     33,332     22,046     3,145

DGPF CAPITAL RESERVES
 SERIES
Unit Value:
  Beginning of Period......    1.371      1.386      1.317      1.241      1.209      1.075      1.120      1.053     1.000
  End of Period............    1.466      1.371      1.386      1.317      1.241      1.209      1.075      1.120     1.053
Number of Units Outstanding
 at End of Period (in
 thousands)................   17,506     25,020     28,066     20,234     20,226     19,818     20,476     16,752     3,828

DGPF CASH RESERVE SERIES
Unit Value:
  Beginning of Period......    1.248      1.207      1.165      1.124      1.087      1.044      1.021      1.010     1.000
  End of Period............    1.304      1.248      1.207      1.165      1.124      1.087      1.044      1.021     1.010
Number of Units Outstanding
 at End of Period (in
 thousands)................   36,106     42,241     32,501     24,014     21,519     11,568     13,998      5,483     1,387

DGPF CONVERTIBLE SECURITIES
 SERIES
Unit Value:
  Beginning of Period......    1.189      1.127      1.156      1.000        N/A        N/A        N/A        N/A       N/A
  End of Period............    1.216      1.189      1.127      1.156      0.000        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................    5,954      5,601      4,793      1,291        N/A        N/A        N/A        N/A       N/A

DGPF DEVON SERIES
Unit Value:
  Beginning of Period......    1.367      1.543      1.261      1.000        N/A        N/A        N/A        N/A       N/A
  End of Period............    1.190      1.367      1.543      1.261        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................   30,319     48,519     42,690     11,585        N/A        N/A        N/A        N/A       N/A

DGPF EMERGING MARKETS
 SERIES
Unit Value:
  Beginning of Period......    0.856      0.586      0.880      1.000        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.645      0.856      0.586      0.880        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................   12,964     10,078      6,662      4,545        N/A        N/A        N/A        N/A       N/A

DGPF GLOBAL BOND SERIES
Unit Value:
  Beginning of Period......    1.114      1.172      1.102      1.107      1.000      1.000        N/A        N/A       N/A
  End of Period............    1.107      1.114      1.172      1.102      1.107      1.000        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................    4,144      5,052      4,991      3,950        886          0        N/A        N/A       N/A

DGPF GROWTH & INCOME SERIES
Unit Value:
  Beginning of Period......    2.556      2.672      2.433      1.883      1.582      1.178      1.197      1.051     1.000
  End of Period............    2.806      2.556      2.672      2.433      1.883      1.582      1.178      1.197     1.051
Number of Units Outstanding
 at End of Period (in
 thousands)................   97,656    136,760    146,009    113,507     65,991     48,305     38,591     25,086     4,208

                                                                 YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
        SUB-ACCOUNT            2000       1999       1998       1997       1996       1995       1994       1993       1992
---------------------------  --------   --------   --------   --------   --------   --------   --------   --------   --------
DGPF GROWTH OPPORTUNITIES
 SERIES
Unit Value:
  Beginning of Period......    3.447      2.145      1.831      1.616      1.432      1.121      1.178      1.070     1.000
  End of Period............    3.109      3.447      2.145      1.831      1.616      1.432      1.121      1.178     1.070
Number of Units Outstanding
 at End of Period (in
 thousands)................   55,376     60,264     58,454     57,025     44,667     35,204     29,100     20,802     4,534

DGPF HIGH YIELD SERIES
Unit Value:
  Beginning of Period......    1.536      1.599      1.652      1.474      1.326      1.164      1.214      1.058     1.000
  End of Period............    1.268      1.536      1.599      1.652      1.474      1.326      1.164      1.214     1.058
Number of Units Outstanding
 at End of Period (in
 thousands)................   37,456     59,311     70,679     56,733     44,760     37,818     31,735     22,281     4,571

DGPF INTERNATIONAL EQUITY
 SERIES
Unit Value:
  Beginning of Period......    2.011      1.762      1.619      1.540      1.301      1.159      1.144      1.000     1.000
  End of Period............    1.993      2.011      1.762      1.619      1.540      1.301      1.159      1.144     1.000
Number of Units Outstanding
 at End of Period (in
 thousands)................   41,323     49,478     51,715     48,813     30,888     21,612     18,761      6,139       182

DGPF REIT SERIES
Unit Value:
  Beginning of Period......    0.865      0.901      1.000        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    1.120      0.865      0.901        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................    4,864      2,775      1,235        N/A        N/A        N/A        N/A        N/A       N/A

DGPP SELECT GROWTH SERIES
Unit Value:
  Beginning of Period......    1.416      1.000        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    1.082      1.416        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................   62,339     36,671        N/A        N/A        N/A        N/A        N/A        N/A       N/A

DGPF SMALL CAP VALUE SERIES
Unit Value:
  Beginning of Period......    1.694      1.806      1.923      1.467      1.214      0.994      1.000      1.000       N/A
  End of Period............    1.974      1.694      1.806      1.923      1.467      1.214      0.994      1.000       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................   37,075     47,718     55,136     43,269     15,725      9,467      6,040          6       N/A

DGPF SOCIAL AWARENESS
 SERIES
Unit Value:
  Beginning of Period......    1.613      1.448      1.272      1.000        N/A        N/A        N/A        N/A       N/A
  End of Period............    1.441      1.613      1.448      1.272        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................   15,905     17,918     17,819      4,515        N/A        N/A        N/A        N/A       N/A

DGPF STRATEGIC INCOME
 SERIES
Unit Value:
  Beginning of Period......    1.015      1.065      1.052      1.000        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.975      1.015      1.065      1.052        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................   14,049     17,658     17,524      5,381        N/A        N/A        N/A        N/A       N/A

DGPF TECHNOLOGY AND
 INNOVATION SERIES
Unit Value:
  Beginning of Period......      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................      N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

                                                                 YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
        SUB-ACCOUNT            2000       1999       1998       1997       1996       1995       1994       1993       1992
---------------------------  --------   --------   --------   --------   --------   --------   --------   --------   --------
DGPF TREND SERIES
Unit Value:
  Beginning of Period......    3.422      2.036      1.779      1.486      1.358      0.989      1.007      1.000       N/A
  End of Period............    3.142      3.422      2.036      1.779      1.486      1.358      0.989      1.007       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................   46,252     42,570     36,571     33,256     21,711     13,410      6,197         50       N/A

DGPF U.S. GROWTH SERIES
Unit Value:
  Beginning of Period......    1.057      1.000        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.999      1.057        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................   26,693      5,522        N/A        N/A        N/A        N/A        N/A        N/A       N/A

AIM V.I. GROWTH FUND
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.734        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................    8,987        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

AIM V.I. HIGH YIELD FUND
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.820        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................    1,183        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

AIM V.I. INTERNATIONAL
 EQUITY FUND
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.793        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................    8,731        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

AIM V.I. VALUE FUND
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.800        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................   26,552        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

ALGER AMERICAN LEVERAGED
 ALLCAP PORTFOLIO
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.748        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................    5,213        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

ALGER AMERICAN MIDCAP
 GROWTH PORTFOLIO
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.951        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................    8,095        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

                                                                 YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
        SUB-ACCOUNT            2000       1999       1998       1997       1996       1995       1994       1993       1992
---------------------------  --------   --------   --------   --------   --------   --------   --------   --------   --------
ALGER AMERICAN SMALL
 CAPITALIZATION PORTFOLIO
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.752        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................    2,165        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

ALLIANCE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.814        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................    5,441        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

ALLIANCE GROWTH AND INCOME
 PORTFOLIO
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    1.076        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................   14,169        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

ALLIANCE PREMIER GROWTH
 PORTFOLIO
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.786        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................   21,392        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

ALLIANCE TECHNOLOGY
 PORTFOLIO
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.646        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................   14,525        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

FT VIP FRANKLIN SMALL CAP
 FUND
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.832        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................    4,420        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

FT VIP MUTUAL SHARES
 SECURITIES FUND
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    1.096        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................    1,180        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

FT VIP TEMPLETON GROWTH
 SECURITIES FUND
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    1.046        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................      771        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

                                                                 YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
        SUB-ACCOUNT            2000       1999       1998       1997       1996       1995       1994       1993       1992
---------------------------  --------   --------   --------   --------   --------   --------   --------   --------   --------
FT VIP TEMPLETON
 INTERNATIONAL SECURITIES
 FUND
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    1.021        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................    2,125        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

PIONEER EMERGING MARKETS
 VCT PORTFOLIO
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    0.677        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................      611        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A

PIONEER MID-CAP VALUE VCT
 PORTFOLIO
Unit Value:
  Beginning of Period......    1.000        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
  End of Period............    1.123        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A
Number of Units Outstanding
 at End of Period (in
 thousands)................    1,722        N/A        N/A        N/A        N/A        N/A        N/A        N/A       N/A


No information is shown above for the Sub-Accounts that commenced operations after December 31, 1999.

                        CONDENSED FINANCIAL INFORMATION
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-K


                                                                      YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                SUB-ACCOUNT                    2000       1999       1998       1997       1996       1995       1994
-------------------------------------------  --------   --------   --------   --------   --------   --------   --------
DGPF BALANCED SERIES
Unit Value:
  Beginning of Period......................   1.875      2.063      1.764      1.415      1.238      0.991      1.000
  End of Period............................   1.791      1.875      2.063      1.764      1.415      1.238      0.991
Number of Units Outstanding at End of
 Period
 (in thousands)............................   1,151      1,290      1,070        420        405        304        173

DGPF CAPITAL RESERVES SERIES
Unit Value:
  Beginning of Period......................   1.264      1.278      1.214      1.144      1.115      0.991      1.000
  End of Period............................   1.351      1.264      1.278      1.214      1.144      1.115      0.991
Number of Units Outstanding at End of
 Period
 (in thousands)............................     865        937      1,069        287        208        195        181

DGPF CASH RESERVE SERIES
Unit Value:
  Beginning of Period......................   1.219      1.179      1.138      1.096      1.059      1.018      1.000
  End of Period............................   1.274      1.219      1.179      1.138      1.096      1.059      1.018
Number of Units Outstanding at End of
 Period
 (in thousands)............................     897      2,558      1,603        401        125        126        302

DGPF CONVERTIBLE SECURITIES SERIES
Unit Value:
  Beginning of Period......................   1.188      1.127      1.156      1.000        N/A        N/A        N/A
  End of Period............................   1.216      1.188      1.127      1.156        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     365        432        375         84        N/A        N/A        N/A

DGPF DEVON SERIES
Unit Value:
  Beginning of Period......................   1.367      1.543      1.261      1.000        N/A        N/A        N/A
  End of Period............................   1.189      1.367      1.543      1.261        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................   1,544      1,871      1,558        106        N/A        N/A        N/A

DGPF EMERGING MARKETS SERIES
Unit Value:
  Beginning of Period......................   0.734      0.502      0.754      1.000        N/A        N/A        N/A
  End of Period............................   0.553      0.734      0.502      0.754        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     759        756        184          1        N/A        N/A        N/A

DGPF GLOBAL BOND SERIES
Unit Value:
  Beginning of Period......................   1.113      1.171      1.102      1.107      1.000        N/A        N/A
  End of Period............................   1.107      1.113      1.171      1.102      1.107        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      86         63         31          7          0        N/A        N/A

                                                                      YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                SUB-ACCOUNT                    2000       1999       1998       1997       1996       1995       1994
-------------------------------------------  --------   --------   --------   --------   --------   --------   --------
DGPF GROWTH & INCOME SERIES
Unit Value:
  Beginning of Period......................   2.183      2.282      2.078      1.608      1.351      1.006      1.000
  End of Period............................   2.396      2.183      2.282      2.078      1.608      1.351      1.006
Number of Units Outstanding at End of
 Period
 (in thousands)............................   3,023      3,250      3,440      1,311      1,044        670        455

DGPF GROWTH OPPORTUNITIES SERIES
Unit Value:
  Beginning of Period......................   3.099      1.929      1.646      1.453      1.287      1.008      1.000
  End of Period............................   2.795      3.099      1.929      1.646      1.453      1.287      1.008
Number of Units Outstanding at End of
 Period
 (in thousands)............................   1,243      1,120        637        355        493        300        149

DGPF HIGH YIELD SERIES
Unit Value:
  Beginning of Period......................   1.293      1.346      1.391      1.240      1.116      0.980      1.000
  End of Period............................   1.067      1.293      1.346      1.391      1.240      1.116      0.980
Number of Units Outstanding at End of
 Period
 (in thousands)............................   2,247      3,190      3,962      1,388      1,003        670        287

DGPF INTERNATIONAL EQUITY SERIES
Unit Value:
  Beginning of Period......................   1.743      1.527      1.403      1.335      1.128      1.004      1.000
  End of Period............................   1.728      1.743      1.527      1.403      1.335      1.128      1.004
Number of Units Outstanding at End of
 Period
 (in thousands)............................   1,050        888        652        554      2,244        358        193

DGPF REIT SERIES
Unit Value:
  Beginning of Period......................   0.955      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period............................   1.237      0.955        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      45         59        N/A        N/A        N/A        N/A        N/A

DGPF SELECT GROWTH SERIES
Unit Value:
  Beginning of Period......................   1.416      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period............................   1.082      1.416        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................   1,870      1,118        N/A        N/A        N/A        N/A        N/A

DGPF SMALL CAP VALUE SERIES
Unit Value:
  Beginning of Period......................   1.707      1.820      1.938      1.478      1.223      1.002      1.000
  End of Period............................   1.989      1.707      1.820      1.938      1.478      1.223      1.002
Number of Units Outstanding at End of
 Period
 (in thousands)............................     829        823        731        235        204        146         82

                                                                      YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                SUB-ACCOUNT                    2000       1999       1998       1997       1996       1995       1994
-------------------------------------------  --------   --------   --------   --------   --------   --------   --------
DGPF SOCIAL AWARENESS SERIES
Unit Value:
  Beginning of Period......................   1.612      1.448      1.272      1.000        N/A        N/A        N/A
  End of Period............................   1.441      1.612      1.448      1.272        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     351        369        394        101        N/A        N/A        N/A

DGPF STRATEGIC INCOME SERIES
Unit Value:
  Beginning of Period......................   1.016      1.065      1.052      1.000        N/A        N/A        N/A
  End of Period............................   0.975      1.016      1.065      1.052        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................   1,550      1,882      1,799        276        N/A        N/A        N/A

DGPF TECHNOLOGY AND INNOVATION SERIES
Unit Value:
  Beginning of Period......................     N/A        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................     N/A        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     N/A        N/A        N/A        N/A        N/A        N/A        N/A

DGPF TREND SERIES
Unit Value:
  Beginning of Period......................   3.537      2.104      1.839      1.536      1.404      1.022      1.000
  End of Period............................   3.247      3.537      2.104      1.839      1.536      1.404      1.022
Number of Units Outstanding at End of
 Period
 (in thousands)............................   1,050      1,269      1,099      1,579        285      1,486        790

DGPF U.S. GROWTH SERIES
Unit Value:
  Beginning of Period......................   1.057      1.000        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.999      1.057        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     564        241        N/A        N/A        N/A        N/A        N/A

AIM V.I. GROWTH FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.734        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     138        N/A        N/A        N/A        N/A        N/A        N/A

                                                                      YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                SUB-ACCOUNT                    2000       1999       1998       1997       1996       1995       1994
-------------------------------------------  --------   --------   --------   --------   --------   --------   --------
AIM V.I. HIGH YIELD FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.820        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      35        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. INTERNATIONAL EQUITY FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.793        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     164        N/A        N/A        N/A        N/A        N/A        N/A

AIM V.I. VALUE FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.800        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     317        N/A        N/A        N/A        N/A        N/A        N/A

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.748        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      94        N/A        N/A        N/A        N/A        N/A        N/A

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.951        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     293        N/A        N/A        N/A        N/A        N/A        N/A

ALGER AMERICAN SMALL CAPITALIZATION
 PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.752        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................       2        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.814        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      21        N/A        N/A        N/A        N/A        N/A        N/A

                                                                      YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                SUB-ACCOUNT                    2000       1999       1998       1997       1996       1995       1994
-------------------------------------------  --------   --------   --------   --------   --------   --------   --------
ALLIANCE GROWTH AND INCOME PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   1.076        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     132        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCE PREMIER GROWTH PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.786        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      36        N/A        N/A        N/A        N/A        N/A        N/A

ALLIANCE TECHNOLOGY PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.646        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      71        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP FRANKLIN SMALL CAP FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.832        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................     108        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   1.096        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      15        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON GROWTH SECURITIES FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   1.046        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................       8        N/A        N/A        N/A        N/A        N/A        N/A

FT VIP TEMPLETON INTERNATIONAL SECURITIES
 FUND
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   1.021        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................      19        N/A        N/A        N/A        N/A        N/A        N/A

                                                                      YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------------
                SUB-ACCOUNT                    2000       1999       1998       1997       1996       1995       1994
-------------------------------------------  --------   --------   --------   --------   --------   --------   --------
PIONEER EMERGING MARKETS VCT PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   0.677        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................       2        N/A        N/A        N/A        N/A        N/A        N/A

PIONEER MID-CAP VALUE VCT PORTFOLIO
Unit Value:
  Beginning of Period......................   1.000        N/A        N/A        N/A        N/A        N/A        N/A
  End of Period............................   1.123        N/A        N/A        N/A        N/A        N/A        N/A
Number of Units Outstanding at End of
 Period
 (in thousands)............................       9        N/A        N/A        N/A        N/A        N/A        N/A


No information is shown above for Sub-Accounts that commenced operations after December 31, 1999.

9. First Allmerica Financial Life Insurance Company first offered the Delaware Medallion I policy to the public in 1994.

Please read this Prospectus carefully before investing and keep it for future reference

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         INDIVIDUAL AND GROUP VARIABLE ANNUITY CONTRACTS FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                              SEPARATE ACCOUNT VA-K

                   INVESTING IN SHARES OF THE UNDERLYING FUNDS



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE DELAWARE MEDALLION PROSPECTUS OF SEPARATE ACCOUNT VA-K DATED MAY 1, 2001 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-2124.




                                DATED MAY 1, 2001



FAFLIC Delaware Medallion

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.............................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY..............3

SERVICES....................................................................3

UNDERWRITERS................................................................3

ANNUITY BENEFIT PAYMENTS....................................................4

EXCHANGE OFFER..............................................................5

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM.................7

PERFORMANCE INFORMATION.....................................................7

FINANCIAL STATEMENTS........................................................F-1


                         GENERAL INFORMATION AND HISTORY

Separate Account VA-K (the "Variable Account") is a separate investment account of First Allmerica Financial Life Insurance Company (the "Company") authorized by vote of its Board of Directors on August 20, 1991. The Company, organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2000, the Company and its subsidiaries had over $24 billion in combined assets and over $34 billion of life insurance in force. Effective October 16, 1995, the Company converted from a mutual life insurance company, known as State Mutual Life Assurance Company of America, to a stock life insurance company and adopted its present name. The Company is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). The Company's principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000.

The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance in Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other state and jurisdictions in which it is licensed to operate.

Currently, 36 Sub-Accounts of the Variable Account are available under the Delaware Medallion III contract (the "Contract") and Delaware Medallion I contract (Form A3019-94-GRC), a predecessor contract no longer being sold. Delaware I and III are referred to collectively as "the contracts." Each Sub-Account invests in a corresponding investment portfolio of Delaware Group Premium Fund ("DGPF"), AIM Variable Insurance Funds ("AVIF"), The Alger American Fund ("Alger"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), and Pioneer Variable Contracts Trust ("Pioneer VCT").


The Fund is an open-end, diversified management investment company. Nineteen different investment series of DGPF are available under the Contract: the DGPF Balanced Series, DGPF Capital Reserves Series, DGPF Cash Reserve Series, DGPF Convertible Securities Series, DGPF Devon Series, DGPF Emerging Markets Series, DGPF Global Bond Series, DGPF Growth & Income Series, DGPF Growth Opportunities Series, DGPF High Yield Series, DGPF International Equity Series, DGPF REIT Series, DGPF Select Growth Series, SGPF Small Cap Value Series, DGPF Social awareness Series, DGPF Strategic Income Series, DGPF Technology and Innovation Series, DGPF Trend Series and DGPF U.S. Growth Series. Four funds of AVIF are available under the Contract: the AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund and AIM V.I. High Yield Fund. Three portfolios of Alger are available under the Contract: the Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio and Alger American Leveraged AllCap Portfolio. Four Alliance portfolios are available under the Contract: the Alliance Premier Growth Portfolio, Alliance Growth and Income Portfolio, Alliance Growth Portfolio and Alliance Technology Portfolio. Four funds of FT VIP are available under the Contract: the Franklin Small Cap Fund, Mutual Shares Securities Fund, Templeton Growth Securities Fund and Templeton International Securities Fund. Two Pioneer VCT portfolios are available under the Contract: the Pioneer Emerging Markets VCT Portfolio and Pioneer Mid-Cap Value VCT Portfolio (together, the "Underlying Funds"). Each Underlying Fund has its own investment objectives and certain attendant risks.


                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the contracts, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the contracts or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Account are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, and the financial statements of Separate Account VA-K of the Company as of December 31, 2000 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly owned subsidiary of the Company, and presently is indirectly wholly owned by the Company.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 7.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services. A Promotional Allowance of 1.0% is paid to Delaware Distributors, Inc. for administrative and support services with respect to the distribution of the Contract; however, Delaware Distributors, Inc. may direct the Company to pay a portion of said allowance to broker-dealers who provide support services directly.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account, in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all Delaware contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000 were $1,339,187, $546,848 and $381,541.70.


No commissions were retained by Allmerica Investments for sales of all Delaware contracts funded by Separate Account VA-K (including contracts not described in the Prospectus) for the years 1998, 1999 and 2000.


                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)   Accumulation Unit Value -- Previous Valuation Period.......................................$  1.135000

(2)   Value of Assets -- Beginning of Valuation Period...........................................$ 5,000,000

(3)   Excess of Investment Income and Net Gains Over Capital Losses................................$   1,675

(4)   Adjusted Gross Investment Rate for the Valuation Period (3) divided by (2)....................0.000335

(5)   Annual Charge (one-day equivalent of 1.40% per annum).........................................0.000039

(6)   Net Investment Rate (4) - (5).................................................................0.000296

(7)   Net Investment Factor 1.000000 + (6)..........................................................1.000296

(8)   Accumulation Unit Value -- Current Period (1) x (7)........................................$  1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains by $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit value of $1.100000 is divided into the first monthly payment the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units upon which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                 EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts issued by Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), described below, to exchange their contracts at net asset value for the variable annuity contracts described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of Elective Payment Variable Annuity contracts issued by AFLIAC on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract, as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and the Prospectus, i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Single Payment Exchanged Contract. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Variable Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract. Therefore, the prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) is no longer a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company's subsidiary, Allmerica Financial Life Insurance and Annuity Company. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed and will vary depending on the investment performance of the Underlying Fund to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Fund. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

      -     must be new payments to the Contract, including the initial payment,

      - must be allocated to the Fixed Account, which will be the source account,

      - must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

      -     will receive the enhanced rate while they remain in the Fixed
            Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

      - The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

      - The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

      - A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission (the "SEC") The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                 (n)
         P(1 + T)     =    ERV

         Where:   P   =    a hypothetical initial payment to the Variable
                           Account  of $1,000

                  T   =    average annual total return

                  n   =    number of years

              ERV     =    the ending redeemable value of the $1,000 payment at
                           the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

                CONTRACT FORM A3019-GRC-94 (DELAWARE MEDALLION I)
                -------------------------------------------------
                      (NO GUARANTEE PERIOD ACCOUNT OPTIONS)

               YEARS FROM DATE OF           CHARGE AS PERCENTAGE OF
               PAYMENT TO DATE OF            NEW PURCHASE PAYMENTS
                   WITHDRAWAL                      WITHDRAWN*
                   ----------                      ----------
                      0-3                              7%
                       4                               6%
                       5                               5%
                       6                               4%
                       7                               3%
                   Thereafter                          0%

               CONTRACT FORM A3025-GRC-96 (DELAWARE MEDALLION III)
               ---------------------------------------------------
                     (WITH GUARANTEE PERIOD ACCOUNT OPTIONS)

               YEARS FROM DATE OF           CHARGE AS PERCENTAGE OF
               PAYMENT TO DATE OF            NEW PURCHASE PAYMENTS
                   WITHDRAWAL                      WITHDRAWN*
                   ----------                      ----------

                      0-1                              7%
                       2                               6%
                       3                               5%
                       4                               4%
                       5                               3%
                       6                               2%
                       7                               1%
                   Thereafter                          0%


* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified period that would equate the initial amount invested to the ending values, according to the following formula:

                 (n)
         P(1 + T)     =    EV

         Where:   P   =    a hypothetical initial payment to the Variable
                           Account of $1,000

                  T   =    average annual total return

                  n   =    number of years

                  EV  =    the ending value of the $1,000 payment at the end of
                           the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Account. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                             DELAWARE MEDALLION III

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                          TOTAL RETURN                   SINCE
                                                        SUB-ACCOUNT      FOR YEAR ENDED               INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND               INCEPTION DATE       12/31/00       5 YEARS    SUB-ACCOUNT
----------------------------------------               --------------       --------       -------    -----------
DGPF Balanced Series.................................      4/20/94          -10.39%          6.99%        8.78%
DGPF Capital Reserves Series.........................      6/23/94            0.47%          3.33%        4.54%
DGPF Cash Reserve Series.............................      4/7/94            -1.77%          3.19%        3.49%
DGPF Convertible Securities Series...................      5/1/97            -3.82%          N/A          4.47%
DGPF Devon Series....................................      5/1/97           -18.38%          N/A          3.70%
DGPF Emerging Markets Series.........................      5/1/97           -29.21%          N/A        -15.78%
DGPF Global Bond Series..............................      5/1/96            -6.48%          N/A          1.63%
DGPF Growth & Income Series..........................      5/1/94             2.76%         11.34%       13.55%
DGPF Growth Opportunities Series.....................      4/20/94          -15.46%         16.19%       16.27%
DGPF High Yield Series...............................      5/23/94          -22.65%         -1.73%        0.54%
DGPF International Equity Series.....................      4/20/94           -6.96%          8.13%        8.06%
DGPF REIT Series.....................................      8/20/99           22.49%          N/A         12.68%
DGPF Select Growth Series............................      5/3/99           -28.22%          N/A          1.49%
DGPF Small Cap Value Series..........................      5/11/94            9.38%          9.60%       10.64%
DGPF Social Awareness Series.........................      5/1/97           -16.02%          N/A          9.57%
DGPF Strategic Income Series.........................      5/1/97            -9.85%          N/A         -1.78%
DGPF Technology and Innovation Series................       N/A*              N/A            N/A          N/A
DGPF Trend Series....................................      5/11/94          -13.94%         17.69%       19.11%
DGPF U.S. Growth Series..............................     11/16/99          -11.15%          N/A         -4.68%
AIM V.I. Growth Fund.................................      5/1/00             N/A            N/A        -30.98%
AIM V.I. High Yield Fund.............................      5/1/00             N/A            N/A        -22.84%
AIM V.I. International Equity Fund...................      5/1/00             N/A            N/A        -25.40%
AIM V.I. Value Fund..................................      5/1/00             N/A            N/A        -24.80%
Alger American Leveraged AllCap Portfolio............      5/1/00             N/A            N/A        -29.67%
Alger American MidCap Growth Portfolio...............      5/1/00             N/A            N/A        -10.60%
Alger American Small Capitalization Portfolio........      5/1/00             N/A            N/A        -29.29%
Alliance Growth Portfolio............................      5/1/00             N/A            N/A        -23.44%
Alliance Growth and Income Portfolio.................      5/1/00             N/A            N/A          1.18%
Alliance Premier Growth Portfolio....................      5/1/00             N/A            N/A        -26.11%
Alliance Technology Portfolio........................      5/1/00             N/A            N/A        -39.20%
FT VIP Franklin Small Cap Fund.......................      5/1/00             N/A            N/A        -21.76%
FT VIP Mutual Shares Securities Fund.................      5/1/00             N/A            N/A          3.11%
FT VIP Templeton Growth Securities Fund..............      5/1/00             N/A            N/A         -1.66%
FT VIP Templeton International Securities Fund.......      5/1/00             N/A            N/A         -4.00%
Pioneer Emerging Markets VCT Portfolio...............      5/1/00             N/A            N/A        -36.34%
Pioneer Mid-Cap Value VCT Portfolio..................      5/1/00             N/A            N/A          5.61%


  * This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)



                                                                         TOTAL RETURN                    SINCE
                                                        SUB-ACCOUNT     FOR YEAR ENDED               INCEPTION OF
                                                       INCEPTION DATE      12/31/00       5 YEARS     SUB-ACCOUNT
                                                       --------------      --------       -------     -----------
DGPF Balanced Series.................................      4/20/94          -4.48%           7.66%        9.09%
DGPF Capital Reserves Series.........................      6/23/94           6.91%           3.92%        4.72%
DGPF Cash Reserve Series.............................      4/7/94            4.50%           3.76%        3.66%
DGPF Convertible Securities Series...................      5/1/97            2.32%           N/A          5.47%
DGPF Devon Series....................................      5/1/97          -12.99%           N/A          4.84%
DGPF Emerging Markets Series.........................      5/1/97          -24.67%           N/A        -14.93%
DGPF Global Bond Series..............................      5/1/96           -0.56%           N/A          2.21%
DGPF Growth & Income Series..........................      5/1/94            9.77%          12.14%       14.00%
DGPF Growth Opportunities Series.....................      4/20/94          -9.80%          16.78%       16.59%
DGPF High Yield Series...............................      5/23/94         -17.48%          -0.89%        0.99%
DGPF International Equity Series.....................      4/20/94          -0.88%           8.90%        8.50%
DGPF REIT Series.....................................      8/20/99          29.49%           N/A         16.87%
DGPF Select Growth Series............................      5/3/99          -23.55%           N/A          4.87%
DGPF Small Cap Value Series..........................      5/11/94          16.53%          10.21%       10.91%
DGPF Social Awareness Series.........................      5/1/97          -10.64%           N/A         10.47%
DGPF Strategic Income Series.........................      5/1/97           -3.99%           N/A         -0.69%
DGPF Technology and Innovation Series................       N/A*              N/A            N/A          N/A
DGPF Trend Series....................................      5/11/94          -8.19%          18.26%       19.41%
DGPF U.S. Growth Series..............................     11/16/99          -5.50%           N/A         -0.09%
AIM V.I. Growth Fund.................................      5/1/00             N/A            N/A        -26.61%
AIM V.I. High Yield Fund.............................      5/1/00             N/A            N/A        -17.96%
AIM V.I. International Equity Fund...................      5/1/00             N/A            N/A        -20.68%
AIM V.I. Value Fund..................................      5/1/00             N/A            N/A        -20.03%
Alger American Leveraged AllCap Portfolio............      5/1/00             N/A            N/A        -25.22%
Alger American MidCap Growth Portfolio...............      5/1/00             N/A            N/A         -4.94%
Alger American Small Capitalization Portfolio........      5/1/00             N/A            N/A        -24.81%
Alliance Growth Portfolio............................      5/1/00             N/A            N/A        -18.60%
Alliance Growth and Income Portfolio.................      5/1/00             N/A            N/A          7.59%
Alliance Premier Growth Portfolio....................      5/1/00             N/A            N/A        -21.43%
Alliance Technology Portfolio........................      5/1/00             N/A            N/A        -35.35%
FT VIP Franklin Small Cap Fund.......................      5/1/00             N/A            N/A        -16.80%
FT VIP Mutual Shares Securities Fund.................      5/1/00             N/A            N/A          9.63%
FT VIP Templeton Growth Securities Fund..............      5/1/00             N/A            N/A          4.56%
FT VIP Templeton International Securities Fund.......      5/1/00             N/A            N/A          2.07%
Pioneer Emerging Markets VCT Portfolio...............      5/1/00             N/A            N/A        -32.31%
Pioneer Mid-Cap Value VCT Portfolio..................      5/1/00             N/A            N/A         12.29%


  * This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                       SINCE INCEPTION OF UNDERLYING FUND
               (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)(1)



                                                        UNDERLYING       TOTAL RETURN                10 YEARS (OR
                                                           FUND         FOR YEAR ENDED              SINCE INCEPTION
                                                       INCEPTION DATE      12/31/00        5 YEARS      IF LESS)
                                                       --------------      --------        -------      --------
DGPF Balanced Series.................................      7/28/88          -10.39%          6.99%        9.88%
DGPF Capital Reserves Series.........................      7/28/88            0.47%          3.33%        4.62%
DGPF Cash Reserve Series.............................      7/28/88           -1.77%          3.19%        3.16%
DGPF Convertible Securities Series...................      5/1/97            -3.82%          N/A          4.47%
DGPF Devon Series....................................      5/1/97           -18.38%          N/A          3.70%
DGPF Emerging Markets Series.........................      5/1/97           -29.21%          N/A        -15.78%
DGPF Global Bond Series..............................      5/1/96            -6.48%          N/A          1.63%
DGPF Growth & Income Series..........................      7/28/88            2.76%         11.34%       12.85%
DGPF Growth Opportunities Series.....................      7/12/91          -15.46%         16.19%       12.81%
DGPF High Yield Series...............................      7/28/88          -22.65%         -1.73%        5.93%
DGPF International Equity Series.....................     10/29/92           -6.96%          8.13%        8.56%
DGPF REIT Series.....................................      5/1/98            22.49%          N/A          2.69%
DGPF Select Growth Series............................      5/3/99           -28.22%          N/A          1.49%
DGPF Small Cap Value Series..........................     12/27/93            9.38%          9.60%       10.30%
DGPF Social Awareness Series.........................      5/1/97           -16.02%          N/A          9.57%
DGPF Strategic Income Series.........................      5/1/97            -9.85%          N/A         -1.78%
DGPF Technology and Innovation Series................      8/31/00            N/A            N/A        -50.58%
DGPF Trend Series....................................     12/27/93          -13.94%         17.69%       17.68%
DGPF U.S. Growth Series..............................     11/16/99          -11.15%          N/A         -4.68%
AIM V.I. Growth Fund.................................      5/3/93           -26.27%         14.69%       14.51%
AIM V.I. High Yield Fund.............................      5/1/98           -24.90%          N/A         -9.65%
AIM V.I. International Equity Fund...................      5/5/93           -31.77%          9.13%       10.07%
AIM V.I. Value Fund..................................      5/5/93           -20.86%         13.91%       15.70%
Alger American Leveraged AllCap Portfolio............     1/25/95           -30.30%         21.17%       28.98%
Alger American MidCap Growth Portfolio...............      5/3/93             1.25%         17.31%       20.89%
Alger American Small Capitalization Portfolio........     9/21/88           -32.50%          4.99%       12.00%
Alliance Growth Portfolio*...........................     9/15/94           -23.73%         16.72%       19.40%
Alliance Growth and Income Portfolio*................     1/14/91             5.35%         17.37%       13.44%
Alliance Premier Growth Portfolio*...................     6/26/92           -22.83%         19.54%       18.37%
Alliance Technology Portfolio*.......................     1/11/96           -27.36%          N/A         19.43%
FT VIP Franklin Small Cap Fund*......................     11/1/95           -21.04%         17.99%       17.92%
FT VIP Mutual Shares Securities Fund*................     11/8/96             4.93%          N/A         10.73%
FT VIP Templeton Growth Securities Fund*.............     3/15/94            -5.98%         10.76%        9.96%
FT VIP Templeton International Securities Fund*......      5/1/92            -9.56%         10.91%       11.24%
Pioneer Emerging Markets VCT Portfolio*..............     10/30/98          -39.16%          N/A          6.23%
Pioneer Mid-Cap Value VCT Portfolio*.................      3/1/95             9.10%         10.69%       11.97%


* These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                      SINCE INCEPTION OF UNDERLYING FUND(1)
              (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO
                                 CONTRACT FEES)



                                                        UNDERLYING       TOTAL RETURN                10 YEARS (OR
                                                           FUND         FOR YEAR ENDED              SINCE INCEPTION
                                                       INCEPTION DATE      12/31/00        5 YEARS      IF LESS)
                                                       --------------      --------        -------      --------
DGPF Balanced Series.................................      7/28/88           -4.48%          7.66%       10.06%
DGPF Capital Reserves Series.........................      7/28/88            6.91%          3.92%        4.67%
DGPF Cash Reserve Series.............................      7/28/88            4.50%          3.76%        3.19%
DGPF Convertible Securities Series...................      5/1/97             2.32%          N/A          5.47%
DGPF Devon Series....................................      5/1/97           -12.99%          N/A          4.84%
DGPF Emerging Markets Series.........................      5/1/97           -24.67%          N/A        -14.93%
DGPF Global Bond Series..............................      5/1/96            -0.56%          N/A          2.21%
DGPF Growth & Income Series..........................      7/28/88            9.77%         12.14%       13.19%
DGPF Growth Opportunities Series.....................      7/12/91           -9.80%         16.78%       13.08%
DGPF High Yield Series...............................      7/28/88          -17.48%         -0.89%        6.15%
DGPF International Equity Series.....................     10/29/92           -0.88%          8.90%        8.95%
DGPF REIT Series.....................................      5/1/98            29.49%          N/A          4.38%
DGPF Select Growth Series............................      5/3/99           -23.55%          N/A          4.87%
DGPF Small Cap Value Series..........................     12/27/93           16.53%         10.21%       10.51%
DGPF Social Awareness Series.........................      5/1/97           -10.64%          N/A         10.47%
DGPF Strategic Income Series.........................      5/1/97            -3.99%          N/A         -0.69%
DGPF Technology and Innovation Series................      8/31/00            N/A            N/A        -47.45%
DGPF Trend Series....................................     12/27/93           -8.19%         18.26%       17.96%
DGPF U.S. Growth Series..............................     11/16/99           -5.50%          N/A         -0.09%
AIM V.I. Growth Fund.................................      5/3/93           -21.60%         15.04%       14.51%
AIM V.I. High Yield Fund.............................      5/1/98           -20.15%          N/A         -8.16%
AIM V.I. International Equity Fund...................      5/5/93           -27.45%          9.55%       10.07%
AIM V.I. Value Fund..................................      5/5/93           -15.85%         14.27%       15.71%
Alger American Leveraged AllCap Portfolio............     1/25/95           -25.89%         21.44%       29.08%
Alger American MidCap Growth Portfolio...............      5/3/93             7.66%         17.62%       20.89%
Alger American Small Capitalization Portfolio........     9/21/88           -28.22%          5.48%       12.00%
Alliance Growth Portfolio*...........................     9/15/94           -18.91%         17.04%       19.46%
Alliance Growth and Income Portfolio*................     1/14/91            12.02%         17.69%       13.44%
Alliance Premier Growth Portfolio*...................     6/26/92           -17.94%         19.83%       18.37%
Alliance Technology Portfolio*.......................     1/11/96           -22.76%          N/A         19.73%
FT VIP Franklin Small Cap Fund*......................     11/1/95           -16.05%         18.29%       18.12%
FT VIP Mutual Shares Securities Fund*................     11/8/96            11.57%          N/A         11.25%
FT VIP Templeton Growth Securities Fund*.............     3/15/94            -0.03%         11.16%       10.04%
FT VIP Templeton International Securities Fund*......      5/1/92            -3.84%         11.30%       11.24%
Pioneer Emerging Markets VCT Portfolio*..............     10/30/98          -35.31%          N/A          8.36%
Pioneer Mid-Cap Value VCT Portfolio*.................      3/1/95            16.00%         11.09%       12.17%


* These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                 DELAWARE MEDALLION I (POLICY FORM A3019-94GRC)

                                    TABLE 1A
         AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT FOR PERIODS ENDING
                                DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                       TOTAL RETURN
                                                                         FOR YEAR                     SINCE
                                                      SUB-ACCOUNT         ENDED                    INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND            INCEPTION DATE       12/31/00       5 YEARS    SUB-ACCOUNT
----------------------------------------            --------------       --------       -------    -----------
DGPF Balanced Series...............................     4/20/94           -10.73%         6.68%        8.59%
DGPF Capital Reserves Series.......................     6/23/94             0.10%         2.97%        4.29%
DGPF Cash Reserve Series...........................      4/7/94            -2.14%         2.83%        3.25%
DGPF Convertible Securities Series.................      5/1/97            -4.18%         N/A          3.98%
DGPF Devon Series..................................      5/1/97           -18.68%         N/A          3.20%
DGPF Emerging Markets Series.......................      5/1/97           -29.47%         N/A        -16.25%
DGPF Global Bond Series............................      5/1/96            -6.83%         N/A          1.19%
DGPF Growth & Income Series........................      5/1/94             2.38%        11.07%       13.40%
DGPF Growth Opportunities Series...................     4/20/94           -15.78%        15.95%       16.15%
DGPF High Yield Series.............................     5/23/94           -22.93%        -2.12%        0.25%
DGPF International Equity Series...................     4/20/94            -7.31%         7.78%        7.87%
DGPF REIT Series...................................     8/20/99            22.49%         N/A         11.96%
DGPF Select Growth Series..........................      5/3/99           -28.48%         N/A          0.72%
DGPF Small Cap Value Series........................     5/11/94             9.30%         9.44%       10.46%
DGPF Social Awareness Series.......................      5/1/97           -16.34%         N/A          9.13%
DGPF Strategic Income Series.......................      5/1/97           -10.18%         N/A         -2.34%
DGPF Technology and Innovation Series..............       N/A*              N/A           N/A          N/A
DGPF Trend Series..................................     5/11/94           -14.26%        17.63%       18.99%
DGPF U.S. Growth Series............................     11/16/99          -11.48%         N/A         -5.75%
AIM V.I. Growth Fund...............................     5/1/00              N/A           N/A        -31.24%
AIM V.I. High Yield Fund...........................     5/1/00              N/A           N/A        -23.13%
AIM V.I. International Equity Fund.................     5/1/00              N/A           N/A        -25.68%
AIM V.I. Value Fund................................     5/1/00              N/A           N/A        -25.08%
Alger American Leveraged AllCap Portfolio..........     5/1/00              N/A           N/A        -29.93%
Alger American MidCap Growth Portfolio.............     5/1/00              N/A           N/A        -10.93%
Alger American Small Capitalization Portfolio......     5/1/00              N/A           N/A        -29.55%
Alliance Growth Portfolio..........................     5/1/00              N/A           N/A        -23.73%
Alliance Growth and Income Portfolio...............     5/1/00              N/A           N/A          0.81%
Alliance Premier Growth Portfolio..................     5/1/00              N/A           N/A        -26.39%
Alliance Technology Portfolio......................     5/1/00              N/A           N/A        -39.43%
FT VIP Franklin Small Cap Fund.....................     5/1/00              N/A           N/A        -22.05%
FT VIP Mutual Shares Securities Fund...............     5/1/00              N/A           N/A          2.72%
FT VIP Templeton Growth Securities Fund............     5/1/00              N/A           N/A         -2.03%
FT VIP Templeton International Securities Fund.....     5/1/00              N/A           N/A         -4.36%
Pioneer Emerging Markets VCT Portfolio.............     5/1/00              N/A           N/A        -36.57%
Pioneer Mid-Cap Value VCT Portfolio................     5/1/00              N/A           N/A          5.29%


  * This is a new Sub-Account so no historical figures are available.

                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                         SINCE INCEPTION OF SUB-ACCOUNT
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)



                                                                     TOTAL RETURN
                                                                       FOR YEAR                     SINCE
                                                    SUB-ACCOUNT          ENDED                  INCEPTION OF
                                                   INCEPTION DATE      12/31/00       5 YEARS    SUB-ACCOUNT
                                                   --------------      --------       -------    -----------
DGPF Balanced Series.............................     4/20/94           -4.48%          7.66%       9.09%
DGPF Capital Reserves Series.....................     6/23/94            6.91%          3.92%       4.72%
DGPF Cash Reserve Series.........................      4/7/94            4.50%          3.76%       3.66%
DGPF Convertible Securities Series...............      5/1/97            2.32%          N/A         5.47%
DGPF Devon Series................................      5/1/97          -12.99%          N/A         4.83%
DGPF Emerging Markets Series.....................      5/1/97          -24.67%          N/A       -14.92%
DGPF Global Bond Series..........................      5/1/96           -0.56%          N/A         2.20%
DGPF Growth & Income Series......................      5/1/94            9.77%         12.14%      14.00%
DGPF Growth Opportunities Series.................     4/20/94           -9.80%         16.78%      16.58%
DGPF High Yield Series...........................     5/23/94          -17.48%         -0.89%       0.99%
DGPF International Equity Series.................     4/20/94           -0.88%          8.90%       8.50%
DGPF REIT Series.................................     8/20/99           29.49%          N/A        16.84%
DGPF Select Growth Series........................      5/3/99          -23.55%          N/A         4.87%
DGPF Small Cap Value Series......................     5/11/94           16.53%         10.21%      10.91%
DGPF Social Awareness Series.....................      5/1/97          -10.64%          N/A        10.46%
DGPF Strategic Income Series.....................      5/1/97           -3.99%          N/A        -0.69%
DGPF Technology and Innovation Series............       N/A*              N/A           N/A         N/A
DGPF Trend Series................................     5/11/94           -8.19%         18.26%      19.40%
DGPF U.S. Growth Series..........................     11/16/99          -5.50%          N/A        -0.09%
AIM V.I. Growth Fund.............................      5/1/00             N/A           N/A       -26.61%
AIM V.I. High Yield Fund.........................      5/1/00             N/A           N/A       -17.96%
AIM V.I. International Equity Fund...............      5/1/00             N/A           N/A       -20.68%
AIM V.I. Value Fund..............................      5/1/00             N/A           N/A       -20.03%
Alger American Leveraged AllCap Portfolio........      5/1/00             N/A           N/A       -25.22%
Alger American MidCap Growth Portfolio...........      5/1/00             N/A           N/A        -4.94%
Alger American Small Capitalization Portfolio....      5/1/00             N/A           N/A       -24.81%
Alliance Growth Portfolio........................      5/1/00             N/A           N/A       -18.60%
Alliance Growth and Income Portfolio.............      5/1/00             N/A           N/A         7.59%
Alliance Premier Growth Portfolio................      5/1/00             N/A           N/A       -21.43%
Alliance Technology Portfolio....................      5/1/00             N/A           N/A       -35.35%
FT VIP Franklin Small Cap Fund...................      5/1/00             N/A           N/A       -16.80%
FT VIP Mutual Shares Securities Fund.............      5/1/00             N/A           N/A         9.63%
FT VIP Templeton Growth Securities Fund..........      5/1/00             N/A           N/A         4.56%
FT VIP Templeton International Securities Fund...      5/1/00             N/A           N/A         2.07%
Pioneer Emerging Markets VCT Portfolio...........      5/1/00             N/A           N/A       -32.31%
Pioneer Mid-Cap Value VCT Portfolio..............      5/1/00             N/A           N/A        12.29%


   * This is a new Sub-Account so no historical figures are available.

                                    TABLE 2A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                      SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)



                                                                    TOTAL RETURN                10 YEARS
                                                    UNDERLYING        FOR YEAR                  (OR SINCE
                                                       FUND            ENDED                    INCEPTION
                                                  INCEPTION DATE      12/31/00       5 YEARS    IF LESS)
                                                  --------------      --------       -------    --------
DGPF Balanced Series..............................    7/28/88          -10.73%          6.68%       9.88%
DGPF Capital Reserves Series......................    7/28/88            0.10%          2.97%       4.62%
DGPF Cash Reserve Series..........................    7/28/88           -2.14%          2.83%       3.16%
DGPF Convertible Securities Series................     5/1/97           -4.18%          N/A         3.98%
DGPF Devon Series.................................     5/1/97          -18.68%          N/A         3.20%
DGPF Emerging Markets Series......................     5/1/97          -29.47%          N/A       -16.25%
DGPF Global Bond Series...........................     5/1/96           -6.83%          N/A         1.19%
DGPF Growth & Income Series.......................    7/28/88            2.38%         11.07%      12.85%
DGPF Growth Opportunities Series..................    7/12/91          -15.78%         15.95%      12.80%
DGPF High Yield Series............................    7/28/88          -22.93%         -2.12%       5.93%
DGPF International Equity Series..................    10/29/92          -7.31%          7.78%       8.56%
DGPF REIT Series..................................     5/1/98           22.49%          N/A         2.00%
DGPF Select Growth Series.........................     5/3/99          -28.48%          N/A         0.72%
DGPF Small Cap Value Series.......................    12/27/93           9.30%          9.44%      10.30%
DGPF Social Awareness Series......................     5/1/97          -16.34%          N/A         9.13%
DGPF Strategic Income Series......................     5/1/97          -10.18%          N/A        -2.34%
DGPF Technology and Innovation Series.............    8/31/00            N/A            N/A       -50.76%
DGPF Trend Series.................................    12/27/93         -14.26%         17.63%      17.68%
DGPF U.S. Growth Series...........................    11/16/99         -11.48%          N/A        -5.75%
 AIM V.I. Growth Fund.............................     5/3/93          -26.55%         14.46%      14.50%
 AIM V.I. High Yield Fund.........................     5/1/98          -25.18%          N/A       -10.37%
 AIM V.I. International Equity Fund...............     5/5/93          -32.02%          8.85%      10.07%
 AIM V.I. Value Fund..............................     5/5/93          -21.15%         13.67%      15.69%
 Alger American Leveraged AllCap Portfolio........    1/25/95          -30.56%         20.98%      28.86%
 Alger American MidCap Growth Portfolio...........     5/3/93            0.87%         17.09%      20.87%
 Alger American Small Capitalization Portfolio....    9/21/88          -32.75%          4.65%      12.00%
 Alliance Growth Portfolio*.......................    9/15/94          -24.02%         16.50%      19.26%
 Alliance Growth and Income Portfolio*............    1/14/91            5.02%         17.16%      13.43%
 Alliance Premier Growth Portfolio*...............    6/26/92          -23.12%         19.35%      18.35%
 Alliance Technology Portfolio*...................    1/11/96          -27.63%          N/A        19.22%
 FT VIP Franklin Small Cap Fund*..................    11/1/95          -21.34%         17.78%      17.72%
 FT VIP Mutual Shares Securities Fund*............    11/8/96            4.57%          N/A        10.37%
 FT VIP Templeton Growth Securities Fund*.........    3/15/94           -6.33%         10.49%       9.78%
 FT VIP Templeton International Securities Fund*..    1/27/92           -9.90%         10.64%      11.23%
 Pioneer Emerging Markets VCT Portfolio*..........    10/30/98         -39.38%          N/A         5.36%
 Pioneer Mid-Cap Value VCT Portfolio*.............     3/1/95            9.00%         10.42%      11.77%


* These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2000
                      SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO
                                   POLICY FEE)



                                                                   TOTAL RETURN                 10 YEARS
                                                     UNDERLYING      FOR YEAR                  (OR SINCE
                                                   FUND INCEPTION      ENDED                   INCEPTION
                                                        DATE         12/31/00      5 YEARS      IF LESS)
                                                        ----         --------      -------      --------
DGPF Balanced Series..............................     7/28/88          -4.48%       7.66%        10.06%
DGPF Capital Reserves Series......................     7/28/88           6.91%       3.92%         4.67%
DGPF Cash Reserve Series..........................     7/28/88           4.50%       3.76%         3.19%
DGPF Convertible Securities Series................      5/1/97           2.32%        N/A          5.47%
DGPF Devon Series.................................      5/1/97         -12.99%        N/A          4.83%
DGPF Emerging Markets Series......................      5/1/97         -24.67%        N/A        -14.92%
DGPF Global Bond Series...........................      5/1/96          -0.56%        N/A          2.20%
DGPF Growth & Income Series.......................     7/28/88           9.77%      12.14%        13.19%
DGPF Growth Opportunities Series..................     7/12/91          -9.80%      16.78%        13.08%
DGPF High Yield Series............................     7/28/88         -17.48%      -0.89%         6.15%
DGPF International Equity Series..................     10/29/92         -0.88%       8.90%         8.94%
DGPF REIT Series..................................      5/1/98          29.49%        N/A          4.38%
DGPF Select Growth Series.........................      5/3/99         -23.55%        N/A          4.87%
DGPF Small Cap Value Series.......................     12/27/93         16.53%      10.21%        10.51%
DGPF Social Awareness Series......................      5/1/97         -10.64%        N/A         10.46%
DGPF Strategic Income Series......................      5/1/97          -3.99%        N/A         -0.69%
DGPF Technology and Innovation Series.............     8/31/00           N/A          N/A        -47.45%
DGPF Trend Series.................................     12/27/93         -8.19%      18.26%        17.96%
DGPF U.S. Growth Series...........................     11/16/99         -5.50%        N/A         -0.09%
AIM V.I. Growth Fund..............................      5/3/93         -21.60%      15.04%        14.50%
AIM V.I. High Yield Fund..........................      5/1/98         -20.15%        N/A         -8.16%
AIM V.I. International Equity Fund................      5/5/93         -27.45%       9.55%        10.07%
AIM V.I. Value Fund...............................      5/5/93         -15.85%      14.27%        15.69%
Alger American Leveraged AllCap Portfolio.........     1/25/95         -25.89%      21.44%        29.05%
Alger American MidCap Growth Portfolio............      5/3/93           7.66%      17.62%        20.87%
Alger American Small Capitalization Portfolio.....      9/21/88        -28.22%       5.48%        12.00%
Alliance Growth Portfolio*........................      9/15/94        -18.91%      17.04%        19.44%
Alliance Growth and Income Portfolio*.............      1/14/91         12.02%      17.69%        13.43%
Alliance Premier Growth Portfolio*................      6/26/92        -17.94%      19.83%        18.36%
Alliance Technology Portfolio*....................      1/11/96        -22.76%        N/A         19.72%
FT VIP Franklin Small Cap Fund*...................      11/1/95        -16.05%      18.29%        18.11%
FT VIP Mutual Shares Securities Fund*.............      11/8/96         11.57%        N/A         11.25%
FT VIP Templeton Growth Securities Fund*..........      3/15/94         -0.03%      11.16%        10.03%
FT VIP Templeton International Securities Fund*...      1/27/92         -3.84%      11.30%        11.23%
Pioneer Emerging Markets VCT Portfolio*...........     10/30/98        -35.31%        N/A          8.34%
Pioneer Mid-Cap Value VCT Portfolio*..............      3/1/95          16.00%      11.09%        12.17%


* These funds include a charge for 12b-1 fees ("Class 2 or Service shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on Class 2 shares performance.


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

YIELD AND EFFECTIVE YIELD - THE DGPF CASH RESERVE SUB-ACCOUNT

Set forth below is yield and effective yield information for the DGPF Cash Reserve Sub-Account investing in the DGPF Cash Reserve Series for the seven-day period ended December 31, 2000:


         Yield                               4.66%
         Effective Yield                     4.77%


The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The DGPF Cash Reserve Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                    (365/7)
         Effective Yield = [(base period return + 1)       ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for First Allmerica Financial Life Insurance Company and for its Separate Account VA-K.

FIRST ALLMERICA
FINANCIAL LIFE
INSURANCE COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2000

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of First Allmerica Financial Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of First Allmerica Financial Life Insurance Company and its subsidiaries (the "Company") at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2001

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2000     1999      1998
 -------------                                    ------  --------  --------
 REVENUES
     Premiums...................................  $  2.2  $  954.5  $1,969.5
     Universal life and investment product
       policy fees..............................   421.1     359.3     296.6
     Net investment income......................   367.8     503.1     593.9
     Net realized investment (losses) gains.....   (62.4)    100.3      60.9
     Other income...............................   104.7     107.3     100.0
                                                  ------  --------  --------
         Total revenues.........................   833.4   2,024.5   3,020.9
                                                  ------  --------  --------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims, losses and loss
       adjustment expenses......................   326.4   1,056.3   1,803.0
     Policy acquisition expenses................    81.8     240.9     449.6
     Sales practice litigation..................    --       --         31.0
     Restructuring costs........................    11.0     --          9.0
     Other operating expenses...................   271.5     346.3     419.7
                                                  ------  --------  --------
         Total benefits, losses and expenses....   690.7   1,643.5   2,712.3
                                                  ------  --------  --------
 Income from continuing operations before
  federal income taxes..........................   142.7     381.0     308.6
                                                  ------  --------  --------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (33.8)     88.7      74.6
     Deferred...................................    50.1       4.3     (15.4)
                                                  ------  --------  --------
         Total federal income tax expense.......    16.3      93.0      59.2
                                                  ------  --------  --------
 Income from continuing operations before
  minority interest.............................   126.4     288.0     249.4
     Minority interest..........................    --       (39.9)    (55.0)
                                                  ------  --------  --------
 Income from continuing operations..............   126.4     248.1     194.4
 Losses from operations of discontinued business
  (less applicable income taxes (benefit) of
  $(10.1) and $(7.0) for the years ended
  December 31, 1999 and 1998 respectively)          --       (17.2)    (13.5)

 Loss on disposal of group life and health
  business, including provision of $72.2 for
  operating losses during phase-out period for
  the year ended December 31, 1999 (less
  applicable income tax benefit of $16.4)           --       (30.5)    --
                                                  ------  --------  --------
 Net income.....................................  $126.4  $  200.4  $  180.9
                                                  ======  ========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2000       1999
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $4,366.3 and $3,721.6)............................  $ 4,338.2  $ 3,660.7
     Equity securities at fair value (cost of $44.1 and
       $27.9)............................................       57.1       51.4
     Mortgage loans......................................      472.7      521.2
     Policy loans........................................      189.6      170.5
     Real estate and other long-term investments.........      190.5      177.0
                                                           ---------  ---------
         Total investments...............................    5,248.1    4,580.8
                                                           ---------  ---------
   Cash and cash equivalents.............................      123.0      279.3
   Accrued investment income.............................       81.1       73.3
   Deferred policy acquisition costs.....................    1,413.3    1,219.5
   Reinsurance receivable on unpaid losses, benefits and
     unearned premiums...................................      466.6      480.3
   Deferred federal income taxes.........................     --           18.1
   Premiums, accounts and notes receivable...............       26.9       81.0
   Other assets..........................................      251.8      199.6
   Closed Block assets...................................      768.0      772.3
   Separate account assets...............................   17,437.4   17,629.6
                                                           ---------  ---------
         Total assets....................................  $25,816.2  $25,333.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,907.2  $ 2,825.0
     Outstanding claims, losses and loss adjustment
       expenses..........................................      151.6      218.8
     Unearned premiums...................................        5.5        6.6
     Contractholder deposit funds and other policy
       liabilities.......................................    2,061.2    2,025.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    5,125.5    5,075.9
                                                           ---------  ---------
   Expenses and taxes payable............................      423.5      512.0
   Reinsurance premiums payable..........................       11.5       17.9
   Deferred federal income taxes.........................       28.1     --
   Trust instruments supported by funding obligations....      621.5       50.6
   Closed Block liabilities..............................      829.7      842.1
   Separate account liabilities..........................   17,437.4   17,628.9
                                                           ---------  ---------
         Total liabilities...............................   24,477.2   24,127.4
                                                           ---------  ---------
   Commitments and contingencies (Notes 16 and 21)
 SHAREHOLDER'S EQUITY
   Common stock, $10 par value, 1 million shares
     authorized, 500,001 shares issued and outstanding...        5.0        5.0
   Additional paid-in capital............................      569.0      569.0
   Accumulated other comprehensive (loss) income.........       (8.7)     (14.9)
   Retained earnings.....................................      773.7      647.3
                                                           ---------  ---------
         Total shareholder's equity......................    1,339.0    1,206.4
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $25,816.2  $25,333.8
                                                           =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2000      1999       1998
 -------------                                    --------  ---------  --------
 COMMON STOCK...................................  $    5.0  $     5.0  $    5.0
                                                  --------  ---------  --------
 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     569.0      444.0     453.7
     Capital contribution from parent...........     --         125.0     --
     Loss on change of interest-Allmerica P&C...     --        --          (9.7)
                                                  --------  ---------  --------
     Balance at end of period...................     569.0      569.0     444.0
                                                  --------  ---------  --------

 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............     (14.9)     169.2     209.3
     Appreciation (depreciation) during the
       period:
       Net appreciation (depreciation) on
         available-for-sale securities..........       9.6     (298.2)    (82.4)
       (Provision) benefit for deferred federal
         income taxes...........................      (3.4)     105.0      28.9
       Minority interest........................     --          31.8      13.4
     Distribution of subsidiaries (Note 3)......     --         (22.7)    --
                                                  --------  ---------  --------
                                                       6.2     (184.1)    (40.1)
                                                  --------  ---------  --------
     Balance at end of period...................      (8.7)     (14.9)    169.2
                                                  --------  ---------  --------
 RETAINED EARNINGS
     Balance at beginning of period.............     647.3    1,698.3   1,567.4
     Net income.................................     126.4      200.4     180.9
     Dividend to shareholder....................     --        --         (50.0)
     Distribution of subsidiaries (Note 3)......     --      (1,251.4)    --
                                                  --------  ---------  --------
     Balance at end of period...................     773.7      647.3   1,698.3
                                                  --------  ---------  --------
         Total shareholder's equity.............  $1,339.0  $ 1,206.4  $2,316.5
                                                  ========  =========  ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2000    1999     1998
 -------------                                 ------  -------  ------
 Net income..................................  $126.4  $ 200.4  $180.9
                                               ------  -------  ------
 Other comprehensive income (loss):
     Net appreciation (depreciation) on
       available-for-sale securities.........     9.6   (298.2)  (82.4)
     (Provision) benefit for deferred federal
       income taxes..........................    (3.4)   105.0    28.9
     Minority interest.......................    --       31.8    13.4
     Distribution of subsidiaries (Note 3)...    --      (22.7)   --
                                               ------  -------  ------
       Other comprehensive income (loss).....     6.2   (184.1)  (40.1)
                                               ------  -------  ------
 Comprehensive income........................  $132.6  $  16.3  $140.8
                                               ======  =======  ======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                   2000       1999       1998
 -------------                                 ---------  ---------  ---------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $   126.4  $   200.4  $   180.9
     Adjustments to reconcile net income to
       net cash provided by operating
       activities:
         Minority interest...................     --           39.9       55.0
         Net realized losses (gains).........       67.8     (100.9)     (62.7)
         Net amortization and depreciation...       18.2       31.5       20.7
         Deferred federal income taxes.......       50.1       20.7      (15.4)
         Sales practice litigation expense...     --         --           31.0
         Loss from exiting reinsurance
           pools.............................     --         --           25.3
         Payment related to exiting
           reinsurance pools.................     --         --          (30.3)
         Loss from disposal of group life and
           health business...................     --           30.5     --
         Change in deferred acquisition
           costs.............................     (213.0)    (181.6)    (185.8)
         Change in premiums and notes
           receivable, net of reinsurance
           payable...........................       47.7      (41.8)      56.7
         Change in accrued investment
           income............................       (7.8)       8.3        0.8
         Change in policy liabilities and
           accruals, net.....................      (20.9)     (15.6)     168.1
         Change in reinsurance receivable....       13.7      (46.3)    (115.4)
         Change in expenses and taxes
           payable...........................      (96.3)      79.4       (3.3)
         Separate account activity, net......        0.7        5.5      (48.5)
         Other, net..........................        5.0       18.5      (63.8)
                                               ---------  ---------  ---------
             Net cash (used in) provided by
               operating activities..........       (8.4)      48.5       13.3
                                               ---------  ---------  ---------
 CASH FLOWS FROM INVESTING ACTIVITIES
         Proceeds from disposals and
           maturities of available-for-sale
           fixed maturities..................    1,694.9    2,801.0    1,715.2
         Proceeds from disposals of equity
           securities........................        4.1      422.9      285.3
         Proceeds from disposals of other
           investments.......................       28.9       30.3      120.8
         Proceeds from mortgages matured or
           collected.........................      119.2      131.2      171.2
         Purchase of available-for-sale fixed
           maturities........................   (2,417.9)  (2,227.3)  (2,374.5)
         Purchase of equity securities.......      (16.2)     (78.9)    (119.9)
         Purchase of other investments.......     (128.0)    (140.6)    (274.4)
         Capital expenditures................      (13.2)     (29.2)     (22.3)
         Purchase of minority interest in
           Citizens Corporation..............     --         --         (195.9)
         Purchase of company owned life
           insurance.........................      (64.9)    --         --
         Distribution of subsidiaries........     --         (202.2)    --
         Other investing activities, net.....     --         --           26.7
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               investing activities..........     (793.1)     707.2     (667.8)
                                               ---------  ---------  ---------

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

               CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)

 CASH FLOWS FROM FINANCING ACTIVITIES
         Deposits and interest credited to
           contractholder deposit funds......      990.3    1,514.6    1,419.2
         Withdrawals from contractholder
           deposit funds.....................     (936.7)  (2,037.5)    (625.0)
         Change in trust instruments
           supported by funding
           obligations.......................      570.9       50.6     --
         Change in short-term debt...........     --         (180.9)     188.3
         Change in long-term debt............     --         --           (2.6)
         Dividend paid to shareholder........     --         --          (50.0)
         Contribution from parent............     --           36.0     --
         Subsidiary treasury stock purchased,
           at cost...........................     --         (350.0)      (1.0)
                                               ---------  ---------  ---------
             Net cash provided by (used in)
               financing activities..........      624.5     (967.2)     928.9
                                               ---------  ---------  ---------
 Net change in cash and cash equivalents.....     (177.0)    (211.5)     274.4
 Net change in cash held in the Closed
  Block......................................       20.7      (13.2)      15.7
 Cash and cash equivalents, beginning of
  period.....................................      279.3      504.0      213.9
                                               ---------  ---------  ---------
 Cash and cash equivalents, end of period....  $   123.0  $   279.3  $   504.0
                                               =========  =========  =========
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $     1.9  $     3.1  $     7.3
     Income taxes (refunded) paid............  $   (12.3) $    24.0  $   135.3

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

First Allmerica Financial Life Insurance Company ("FAFLIC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC").

Prior to July 1, 1999, the consolidated financial statements of FAFLIC included the accounts of its wholly-owned life insurance subsidiary Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), its non-insurance subsidiaries (principally brokerage and investment advisory services), Allmerica Property and Casualty Companies, Inc. ("Allmerica P&C") (an 84.5%-owned non-insurance holding company), and various other non-insurance subsidiaries.

Effective July 1, 1999, AFC made certain changes to its corporate structure (Note 3). These changes included the transfer of the Company's ownership of Allmerica P&C and its subsidiaries, as well as several other non-insurance subsidiaries from the Company to AFC. In exchange, AFC contributed capital to the Company and agreed to maintain the Company's statutory surplus at specified levels during the following 6 years. Comparability between current and prior period financial statements and footnotes has been significantly impacted by the Company's divestiture of these subsidiaries during 1999, as disclosed in
Note 3.

The Closed Block (Note 1B) assets and liabilities at December 31, 2000 and 1999 are presented in the consolidated balance sheets as single line items. The contribution from the Closed Block is included in the consolidated statements of income in other income. Unless specifically stated, all disclosures contained herein supporting the consolidated financial statements exclude the Closed Block related amounts.

All significant intercompany accounts and transactions have been eliminated.

On or about December 3, 1998, the Company acquired all of the outstanding common stock of Citizens Corporation (formerly an 82.5% owned non-insurance subsidiary of The Hanover Insurance Company ("Hanover"), a wholly-owned subsidiary of Allmerica P&C) that it did not already own in exchange for cash of $195.9 million (Note 4). The acquisition has been recognized as a purchase. The minority interest acquired totaled $158.5 million. A total of $40.8 million representing the excess of the purchase price over the fair values of the net assets acquired, net of deferred taxes, has been allocated to goodwill and is being amortized over a 40-year period.

Prior to the July 1, 1999 changes in AFC's corporate structure, minority interest relates to the Company's investment in Allmerica P&C and its only significant subsidiary, Hanover. Hanover's wholly-owned subsidiary is Citizens Corporation, the holding company for Citizens. Minority interest also includes an amount related to the minority interest in Citizens Corporation.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  CLOSED BLOCK

The Company established and began operating a closed block ("the Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Commonwealth of Massachusetts Insurance Commissioner ("the Insurance Commissioner") consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and income allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2000, there were no real estate properties in the Company's investment portfolio. Real estate held at December 31, 1999 was carried at the estimated fair value less costs of disposal. Depreciation was not recorded on this asset while it was held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

D.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts and interest rate futures contracts. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

Derivative financial instruments are accounted for under three different methods: fair value accounting, deferral accounting and accrual accounting. Interest rate swap contracts used to hedge interest rate risk are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge the foreign currency exchange risk associated with investment securities are accounted for using a combination of the fair value method and accrual method, with changes in fair value reported in unrealized gains and losses in equity consistent with the underlying hedged security, and the net payment or receipt on the swaps reported in net investment income. Foreign currency swap contracts used to hedge foreign currency exchange risk associated with trust obligations backed by funding agreements are accounted for using the fair value method, with changes in fair value reported in other operating income consistent with the underlying hedged trust obligation. Futures contracts used to hedge interest rate risk are accounted for using the deferral method, with gains and losses deferred in unrealized gains and losses in equity and recognized in earnings in conjunction with the earnings recognition of the underlying hedged item. Default swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value, if any, reported in realized investment gains and losses in earnings. Premium paid to the Company on default swap contracts is reported in net investment income in earnings. Other swap contracts entered into for investment purposes are accounted for using the fair value method, with changes in fair value reported in realized

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

investment gains and losses in earnings. Any ineffective swaps or futures hedges are recognized currently in realized investment gains and losses in earnings.

E.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

F.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Property and casualty insurance business acquisition costs are deferred and amortized over the terms of the insurance policies. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product and property and casualty line of business are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

G.  PROPERTY AND EQUIPMENT

Property, equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets which generally range from 3 to 30 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

H.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

I.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2 1/2% to 9 1/2% for annuities. Estimated liabilities are established for group life and health policies that contain experience rating provisions. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on property and casualty and health insurance for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. Estimated amounts of salvage and subrogation on unpaid property and casualty losses are deducted from the liability for unpaid claims.

Premiums for property and casualty insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts ("GICs"), deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

J.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Property and casualty insurance premiums are recognized as revenue over the related contract periods. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

K.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

L.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2000, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 00-3, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATION AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS ("SoP No. 00-3"). SoP No. 00-3 requires that closed block assets, liabilities, revenues and expenses be displayed together with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. In addition, SoP No. 00-3 provides guidance on the accounting for participating contracts issued before and after the date of demutualization, recording of closed block earnings and related policyholder dividend liabilities, and the accounting treatment for expenses and equity balances at the date of demutualization. This statement is effective for fiscal years beginning after December 15, 2000. The adoption of SoP No. 00-3 did not have a material impact on the Company's financial position or results of operations.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement is effective for fiscal years beginning after June 15, 2000. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

In December 1997, the AICPA issued Statement of Position 97-3, ACCOUNTING BY INSURANCE AND OTHER ENTERPRISES FOR INSURANCE-RELATED ASSESSMENTS ("SoP
No. 97-3"). SoP No. 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement became effective for fiscal years beginning after December 15, 1998. The adoption of SoP No. 97-3 did not have a material effect on the results of operations or financial position of the Company.

M.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  DISCONTINUED OPERATIONS

During the second quarter of 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During the third quarter of 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in the Consolidated Statements of Income as discontinued operations in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS -- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTION'S ("APB Opinion No. 30"). In the third quarter of 1999, the operating results from the discontinued segment were adjusted to reflect the recording of additional reserves related to accident claims from prior years. The Company also recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to a measurement date of June 30, 1999, approximately $18.6 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver and received consideration of approximately $22 million, based on renewal rights for existing policies. Additional consideration may be received in 2001, based on premium in force as of March 2001. However, the Company retained policy liabilities estimated at $153.0 million at December 31, 2000 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2000 and 1999, the discontinued segment had assets of approximately $487.1 million and $531.5 million, respectively, consisting primarily of invested assets, premiums and fees receivable, and reinsurance recoverables, and liabilities of approximately $449.2

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

million and $482.5 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $199.7 million, $361.5 million and $398.5 million for the years ended December 31, 2000, 1999 and 1998, respectively.

3.  REORGANIZATION OF AFC CORPORATE STRUCTURE

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes included transfer of the Company's ownership of Allmerica P&C and all of its subsidiaries, as well as certain other non-insurance subsidiaries, from FAFLIC to AFC, referred to as the "distribution of subsidiaries". The Company retained its ownership of its primary insurance subsidiary, AFLIAC, and certain broker dealer and investment management and advisory subsidiaries. AFC contributed capital to FAFLIC in the amount of $125.0 million, consisting of cash and securities of $36.0 million and $89.0 million, respectively, and agreed to maintain the Company's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commonwealth of Massachusetts Insurance Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the subsidiaries transferred from FAFLIC on July 1, 1999 was $1,274.1 million. As of June 30, 1999, the transferred subsidiaries had total assets of $5,334.1 million, including cash and cash equivalents of $202.2 million, and total revenue of $1,196.5 million.

The Company's consolidated results of operations in 1999 include $107.2 million of net income associated with these subsidiaries through June 30, 1999. The unaudited pro forma information below presents consolidated results of operations as if the reorganization had occurred at the beginning of 1999.

The following unaudited pro forma information is not necessarily indicative of the consolidated results of operations of the Company had the transfer occurred at the beginning on 1998, nor is it necessarily indicative of future results.

(UNAUDITED)
FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Revenue.....................................................  $828.0  $750.2
                                                              ======  ======
Net realized capital (losses) gains included in revenue.....   (11.8)   19.6
                                                              ======  ======
Income from continuing operations before taxes..............   192.1   141.2
Income taxes................................................    51.2    41.2
                                                              ------  ------
Net income from continuing operations.......................   140.9   100.0
(Loss) from operations of discontinued business (less
 applicable income tax benefit of $10.4 million and $7.0
 million for the years ended December 31, 1999 and 1998
 respectively)..............................................   (17.2)  (13.5)
(Loss) on disposal of group life and health business,
 including provision of $72.2 million for operating losses
 during phase-out period for the year ended December 31,
 1999 (less applicable income tax benefit of $16.4
 million)...................................................   (30.5)   --
                                                              ------  ------
Net income..................................................  $ 93.2  $ 86.5
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  SIGNIFICANT TRANSACTIONS

During 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of the Company's restructuring plan, it recognized a pre-tax charge of $11.0 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. Approximately $1.9 million of this charge relates to severance and other employee related costs. Approximately $9.1 million of this charge relates to one-time project costs. As of December 31, 2000, the Company has made payments of approximately $9.1 million related to this restructuring plan, of which approximately $1.6 million relates to severance and other employee related costs.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement with a highly rated reinsurer. The reinsurance agreement provides accident year coverage for the three years 1999 to 2001 for the Company's property and casualty business, and is subject to cancellation or commutation annually at the Company's option. The program covers losses and allocated loss adjustment expenses, including those incurred but not yet reported, in excess of a specified whole account loss and allocated LAE ratio. The annual and aggregate coverage limits for losses and allocated LAE are $150.0 million. The effect of this agreement on results of operations in each reporting period is based on losses and allocated LAE ceded, reduced by a sliding scale premium of 50.0-67.5% depending on the size of the loss, and increased by a ceding commission of 20.0% of ceded premium. In addition, net investment income is reduced for amounts credited to the reinsurer. Prior to the AFC corporate reorganization, the Company recognized a net benefit of $16.9 million as a result of this agreement based on year-to-date and annual estimates of losses and allocated loss adjustment expenses for accident year 1999.

On October 29, 1998, the Company announced that it had adopted a formal restructuring plan for its Risk Management business. As part of this initiative, the segment consolidated its property and casualty field support activities from fourteen regional branches into three hub locations. As a result of the Company's restructuring initiative, it recognized a pretax loss of $9.0 million, in the fourth quarter of 1998. The Company made payments of approximately $4.2 million and $0.1 million through June 30, 1999 and in 1998, respectively, related to this restructuring initiative.

Effective July 1, 1998, the Company entered into a reinsurance agreement that cedes current and future underwriting losses, including unfavorable development of prior year reserves, up to a $40.0 million maximum, relating to the Company's reinsurance pool business. These pools consist primarily of the Company's assumed stop loss business, small group managed care pools, long-term disability and long-term care pools, student accident and special risk business. The agreement is consistent with management's decision to exit this line of business. As a result of this transaction, the Company recognized a $25.3 million pre-tax loss in the third quarter of 1998. This loss is reported as part of the discontinued operations of the Company.

In 1999 and 1998 Allmerica P&C redeemed 8,662.7 and 3,289.5 respectively, of its issued and outstanding common stock owned by AFC for $350.0 million and $125.0 million respectively, thereby increasing the Company's total ownership to 84.5% as of June 30, 1999. The increases in the Company's ownership of Allmerica P&C through June 30, 1999 and for 1998 were 14.5% and 4.3% respectively. The 1999 transaction consisted of cash and cash equivalents. The 1998 transaction consisted of $124.0 million of securities and $1.0 million of cash.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   34.3     $  2.6      $--       $   36.9
States and political subdivisions.......      10.4        0.3       --           10.7
Foreign governments.....................      43.2        1.5         0.6        44.1
Corporate fixed maturities..............   3,818.9       93.5       138.0     3,774.4
Mortgage-backed securities..............     459.5       14.7         2.1       472.1
                                          --------     ------      ------    --------
Total fixed maturities..................  $4,366.3     $112.6      $140.7    $4,338.2
                                          ========     ======      ======    ========
Equity securities.......................  $   44.1     $ 20.2      $  7.2    $   57.1
                                          ========     ======      ======    ========

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $   62.6     $  1.0      $  0.5    $   63.1
States and political subdivisions.......      13.5        0.1         0.1        13.5
Foreign governments.....................      80.0        2.1         0.1        82.0
Corporate fixed maturities..............   3,206.5       63.2       116.9     3,152.8
Mortgage-backed securities..............     359.0        1.3        11.0       349.3
                                          --------     ------      ------    --------
Total fixed maturities..................  $3,721.6     $ 67.7      $128.6    $3,660.7
                                          ========     ======      ======    ========
Equity securities.......................  $   27.9     $ 24.7      $  1.2    $   51.4
                                          ========     ======      ======    ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2000, the amortized cost and market value of these assets on deposit in New York were $186.7 million and $189.8 million, respectively. At December 31, 1999, the amortized cost and market value of assets on deposit were $196.4 million and $193.0 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $21.2 million and $18.3 million were on deposit with various state and governmental authorities at December 31, 2000 and 1999, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2000.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2000
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  235.1   $  233.7
Due after one year through five years.......................   2,100.9    2,073.4
Due after five years through ten years......................   1,237.9    1,231.7
Due after ten years.........................................     792.4      799.4
                                                              --------   --------
Total.......................................................  $4,366.3   $4,338.2
                                                              ========   ========

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)   TOTAL
-------------                                                 ----------  -------------  -------
2000
Net appreciation (depreciation), beginning of year..........   $ (30.4)      $  15.5     $ (14.9)
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      48.9          (3.2)       45.7
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........     (36.1)       --           (36.1)
(Provision) benefit for deferred federal income taxes.......      (4.5)          1.1        (3.4)
                                                               -------       -------     -------
                                                                   8.3          (2.1)        6.2
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $ (22.1)      $  13.4     $  (8.7)
                                                               =======       =======     =======

1999
Net appreciation (depreciation), beginning of year..........   $  79.0       $  90.2     $ 169.2
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................    (254.4)       (122.3)     (376.7)
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........      78.5        --            78.5
(Provision) benefit for deferred federal income taxes and
 minority interest..........................................      72.1          64.7       136.8
Distribution of subsidiaries (See Note 3)...................      (5.6)        (17.1)      (22.7)
                                                               -------       -------     -------
                                                                (109.4)        (74.7)     (184.1)
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $ (30.4)      $  15.5     $ (14.9)
                                                               =======       =======     =======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)   TOTAL
-------------                                                 ----------  -------------  -------
1998
Net appreciation (depreciation), beginning of year..........   $ 122.6       $  86.7     $ 209.3
                                                               -------       -------     -------
Net appreciation (depreciation) on available-for-sale
 securities.................................................     (99.3)          4.4       (94.9)
Appreciation (depreciation ) due to Allmerica P&C purchase
 of minority interest of Citizens...........................      10.7          10.7        21.4
Net appreciation (depreciation) from the effect on deferred
 policy acquisition costs and on policy liabilities.........       6.3        --             6.3
(Provision) benefit for deferred federal income taxes and
 minority interest..........................................      38.7         (11.6)       27.1
                                                               -------       -------     -------
                                                                 (43.6)          3.5       (40.1)
                                                               -------       -------     -------
Net appreciation (depreciation), end of year................   $  79.0       $  90.2     $ 169.2
                                                               =======       =======     =======

(1) Includes net appreciation (depreciation) on other investments of $1.5 million, $(1.1) million, and $0.8 million, in 2000, 1999, and 1998, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

FAFLIC's mortgage loans and real estate are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made. At December 31, 2000, there were no real estate properties in the Company's investment portfolio. Previously, real estate investments were obtained primarily through foreclosures.

The carrying values of mortgage loans and real estate investments net of applicable reserves were $472.7 million and $533.6 million at December 31, 2000 and 1999, respectively. Reserves for mortgage loans were $4.4 million and $5.8 million at December 31, 2000 and 1999, respectively.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000, 1999 and 1998.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2000.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Property type:
  Office building...........................................  $269.5  $301.5
  Industrial / warehouse....................................    82.2    83.6
  Retail....................................................    81.9    92.2
  Residential...............................................    32.5    50.3
  Other.....................................................    11.0    11.8
  Valuation allowances......................................    (4.4)   (5.8)
                                                              ------  ------
Total.......................................................  $472.7  $533.6
                                                              ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000    1999
-------------                                                 ------  ------
Geographic region:
  Pacific...................................................  $138.7  $133.6
  South Atlantic............................................   128.3   132.2
  East North Central........................................    60.4    62.5
  New England...............................................    53.7    90.8
  West South Central........................................    41.4    40.7
  Middle Atlantic...........................................    35.7    50.3
  Other.....................................................    18.9    29.3
  Valuation allowances......................................    (4.4)   (5.8)
                                                              ------  ------
Total.......................................................  $472.7  $533.6
                                                              ======  ======

At December 31, 2000, scheduled mortgage loan maturities were as follows:
2001 -- $47.4 million; 2002 -- $43.0 million; 2003 -- $39.2 million; 2004 --
$74.9 million; 2005 -- $27.4 million; and $240.8 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2000, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  MORTGAGE LOANS INVESTMENT VALUATION ALLOWANCES

Mortgage loans investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2000   1999   1998
-------------                                                 -----  -----  -----
Balance at beginning of year................................  $ 5.8  $11.5  $20.7
Provisions..................................................   (1.3)  (2.4)  (6.8)
Write-offs..................................................   (0.1)  (3.3)  (2.4)
                                                              -----  -----  -----
Balance at end of year......................................  $ 4.4  $ 5.8  $11.5
                                                              =====  =====  =====

Provisions on mortgages during 2000, 1999 and 1998 reflect the release of redundant specific reserves.

The carrying value of impaired loans was $3.4 million and $18.0 million, with related reserves of $0.4 million and $0.8 million as of December 31, 2000 and 1999, respectively. All impaired loans were reserved for as of December 31, 2000 and 1999.

The average carrying value of impaired loans was $12.1 million, $21.0 million and $26.1 million, with related interest income while such loans were impaired, of $1.4 million, $2.1 million and $3.2 million as of December 31, 2000, 1999 and 1998, respectively.

D.  FUTURES CONTRACTS

The Company purchases long futures contracts and sells short futures contracts on margin to hedge against interest rate fluctuations associated with the sale of Guaranteed Investment Contracts ("GICs") and other funding agreements, as well as the reinvestment of fixed maturities. The Company is exposed to interest rate risk from the time of sale of the GIC until the receipt of the deposit and purchase of the underlying asset to back the liability. Similarly, the Company is exposed to interest rate risk on reinvestments of fixed maturities

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

from the time of maturity until the purchase of new fixed maturities. The Company only trades futures contracts with nationally recognized brokers, which the Company believes have adequate capital to ensure that there is minimal danger of default. The Company does not require collateral or other securities to support financial instruments with credit risk.

The notional amount of futures contracts outstanding was $87.5 million and $37.1 million, at December 31, 2000 and 1999, respectively. The notional amounts of the contracts represent the extent of the Company's investment but not future cash requirements, as the Company generally settles open positions prior to maturity. The maturity of all futures contracts outstanding are less than one year. The fair value of futures contracts outstanding was $88.7 million and $36.8 million at December 31, 2000 and 1999, respectively.

Gains and losses on hedge contracts related to interest rate fluctuations are deferred and recognized in income over the period being hedged corresponding to related guaranteed investment contracts and fixed maturities purchases. If instruments being hedged by futures contracts are disposed, any unamortized gains or losses on such contracts are included in the determination of the gain or loss from the disposition. Deferred hedging losses were $3.6 million and $0.9 million in 2000 and 1999, respectively. Gains and losses on hedge contracts that are deemed ineffective by the Company are realized immediately. There were $0.3 million and $0.1 million of gains realized on ineffective hedges in 2000 and 1998, respectively. There were no gains or losses in 1999.

A reconciliation of the notional amount of futures contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 ---------  ---------  ---------
Contracts outstanding, beginning of year....................  $    37.1  $    92.7  $  --
New contracts...............................................    1,539.1      947.0    1,117.5
Contracts terminated........................................   (1,488.7)  (1,002.6)  (1,024.8)
                                                              ---------  ---------  ---------
Contracts outstanding, end of year..........................  $    87.5  $    37.1  $    92.7
                                                              =========  =========  =========

E.  FOREIGN CURRENCY SWAP CONTRACTS

The Company enters into foreign currency swap contracts with swap counterparties to hedge foreign currency exposure on specific fixed maturities. Additionally, the Company enters into compound foreign currency/ interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust obligations backed by funding agreements. Under these swap contracts, the Company agrees to exchange interest and principal related to foreign fixed maturities and trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S dollars translated at a specific currency exchange rate. The primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. The Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999, was a net receivable of $5.7 million and a net payable of $0.2 million, respectively.

The fair values of the foreign currency swap contracts and compound foreign currency/interest rate swap contracts outstanding were $(35.9) million and $(4.7) million at December 31, 2000 and 1999, respectively. Changes in the fair value of contracts hedging fixed maturities are reported as an unrealized gain or loss, consistent with the underlying hedged security. Changes in the foreign currency portion of the fair value of

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

contracts hedging trust obligations backed by funding agreements are reported as other operating income, consistent with the underlying hedged liability. Changes in the interest rate portion of the fair value of contracts hedging trust obligations backed by funding agreements are reported as unrealized gains and losses, consistent with the hedged item. The net decrease in other operating income related to the change in the foreign currency portion of the fair value of these contracts was $8.9 million in 2000 and $2.6 million in 1999. The change in unrealized gains and losses related to the change in both the interest rate portion of the fair value of the contracts hedging trust obligations backed by funding agreements, as well as the change in the fair value of the contracts hedging foreign fixed maturities, was $(22.2) million and $(3.4) million in 2000 and 1999, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

The difference between amounts paid and received on foreign currency and compound swap contracts is reflected in the net investment income related to the underlying assets. This amount was $(10.0) million in 2000 and was not material in 1999 and 1998. Any gain or loss on the termination of swap contracts is deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on foreign currency and compound swap contracts in 2000 or 1999.

A reconciliation of the notional amount of foreign currency and compound swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999   1998
-------------                                                 ------  ------  -----
Contracts outstanding, beginning of year....................  $ 71.5  $ 42.6  $42.6
New contracts...............................................   544.4    52.9   --
Contracts expired...........................................    (8.3)  (24.0)  --
                                                              ------  ------  -----
Contracts outstanding, end of year..........................  $607.6  $ 71.5  $42.6
                                                              ======  ======  =====

Expected maturities of such foreign currency and compound swap contracts outstanding at December 31, 2000 are $143.9 million in 2001, $91.4 million in 2003, $347.7 million in 2005 and $24.6 million thereafter. There are no expected maturities of such foreign currency and compound swap contracts in 2002 and 2004.

F.  INTEREST RATE SWAP CONTRACTS

The Company enters into interest rate swap contracts to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company manages the interest rate risk by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount. As with foreign currency swap contracts, the primary risk associated with these transactions is the inability of the counterparty to meet its obligation. The Company regularly assesses the financial strength of its counterparties and generally enters into forward or swap agreements with counterparties rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999 were net payables of $12.0 million and $4.2 million, respectively. The Company does not require collateral or other security to support financial instruments with credit risk.

The net amount receivable or payable is recognized over the life of the swap contract as an adjustment to net investment income. The increase (decrease) in net investment income related to interest rate swap contracts was $4.4 million, $(7.0) million and $(2.8) million for the years ended December 31, 2000, 1999 and 1998,

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

respectively. The fair value of interest rate swap contracts outstanding was $(22.8) million and $33.1 million at December 31, 2000 and 1999, respectively. Changes in the fair value of contracts are reported as an unrealized gain or loss, consistent with the underlying hedged security. Any gain or loss on the termination of interest rate swap contracts accounted for as hedges are deferred and recognized with any gain or loss on the hedged transaction. The Company had no deferred gain or loss on interest rate swap contracts in 2000 or 1999.

A reconciliation of the notional amount of interest rate swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000      1999      1998
-------------                                                 --------  --------  --------
Contracts outstanding, beginning of year....................  $1,025.9  $1,112.6  $  244.1
New contracts...............................................     630.0     905.4     873.5
Contracts terminated........................................    (236.0)   (888.5)    --
Contracts expired...........................................     --        (80.0)     (5.0)
Distribution of subsidiaries (Note 3).......................     --        (23.6)    --
                                                              --------  --------  --------
Contracts outstanding, end of year..........................  $1,419.9  $1,025.9  $1,112.6
                                                              ========  ========  ========

Expected maturities of such interest rate swap contracts outstanding at December 31, 2000 are $43.1 million in 2001, $233.5 million in 2002, $391.0 million in 2003, $307.3 million in 2004, $425.0 million in 2005 and $20.0 million thereafter.

G.  OTHER SWAP CONTRACTS

The Company enters into insurance portfolio-linked and credit default swap contracts for investment purposes. Under the insurance portfolio-linked swap contracts, the Company agrees to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. As with interest rate swap contracts, the primary risk associated with insurance portfolio-linked swap contracts is the inability of the counterparty to meet its obligation. Under the terms of the credit default swap contracts, the Company assumes the default risk of a specific high credit quality issuer in exchange for a stated annual premium. In the case of default, the Company will pay the counterparty par value for a pre-determined security of the issuer. The primary risk associated with these transactions is the default risk of the underlying companies. The Company regularly assesses the financial strength of its counterparties and the underlying companies in default swap contracts, and generally enters into forward or swap agreements with companies rated "A" or better by nationally recognized rating agencies. Because the underlying principal of swap contracts is not exchanged, the Company's maximum exposure to counterparty credit risk is the difference in payments exchanged, which at December 31, 2000 and 1999, was not material to the Company. The Company does not require collateral or other security to support financial instruments with credit risk.

The swap contracts are marked to market with any gain or loss recognized currently. The fair values of swap contracts outstanding were $(0.3) million at December 31, 2000 and 1999. The net amount receivable or payable under insurance portfolio-linked swap contracts is recognized when the contracts are marked to market. The net (decrease) increase in realized investment gains related to these contracts was $(0.7) million, $(0.2) million and $1.0 million for the years ended December 31, 2000, 1999 and 1998, respectively.

The stated annual premium under credit default swap contracts is recognized currently in net investment income. The net increase to investment income related to credit default swap contracts was $0.2 million, $0.4 million and $0.2 million for the years ended December 31, 2000, 1999 and 1998, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

A reconciliation of the notional amount of other swap contracts is as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  ------
Contracts outstanding, beginning of year....................  $ 190.0  $ 255.0  $ 15.0
New contracts...............................................    --        50.0   266.3
Contracts expired...........................................    --      (115.0)  (26.3)
Contracts terminated........................................   (150.0)   --       --
                                                              -------  -------  ------
Contracts outstanding, end of year..........................  $  40.0  $ 190.0  $255.0
                                                              =======  =======  ======

At December 31, 2000, all other swap contracts are expected to mature in 2001.

H.  OTHER

At December 31, 2000 and 1999, FAFLIC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

6.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $304.3  $415.7  $509.6
Mortgage loans..............................................    40.8    45.5    57.6
Equity securities...........................................     1.1     1.7     7.2
Policy loans................................................    14.3    12.7    11.9
Other long-term investments.................................    11.3    14.4     7.0
Short-term investments......................................     7.5    26.6    15.6
                                                              ------  ------  ------
Gross investment income.....................................   379.3   516.6   608.9
Less investment expenses....................................   (11.5)  (13.5)  (15.0)
                                                              ------  ------  ------
Net investment income.......................................  $367.8  $503.1  $593.9
                                                              ======  ======  ======

The Company had fixed maturities with a carrying value of $2.9 million and $1.0 million on non-accrual status at December 31, 2000 and 1999, respectively. There were no mortgage loans on non-accrual status at December 31, 2000 and 1999. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $1.6 million and $1.4 million in 2000 and 1999, respectively, and had no impact in 1998.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million and $18.8 million at December 31, 2000 and 1999, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.7 million, $2.5 million and $3.3 million in 2000, 1999 and 1998, respectively. Actual interest income on these loans included in net investment income aggregated $1.4 million, $1.8 million and $3.3 million in 2000, 1999 and 1998, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

There were no mortgage loans which were non-income producing for the years ended December 31, 2000 and 1999. There were, however, fixed maturities with a carrying value of $0.8 million and $0.3 million which were non-income producing for the years ended December 31, 2000 and 1999, respectively.

Included in other long-term investments is income from limited partnerships of $7.8 million and $6.6 million in 2000 and 1999, respectively, and losses of $6.3 million in 1998.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(71.7) $(52.0) $(11.6)
Mortgage loans..............................................     1.3     2.5     8.8
Equity securities...........................................     2.0   141.3    63.7
Other long-term investments.................................     6.0     8.5    --
                                                              ------  ------  ------
Net realized investment (losses) gains......................  $(62.4) $100.3  $ 60.9
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2000
Fixed maturities............................................    $1,044.6     $ 4.0  $(47.3)
Equity securities...........................................         2.1       2.0    --

1999
Fixed maturities............................................    $1,480.5     $ 9.2  $ 27.1
Equity securities...........................................       421.2     149.0     7.6

1998
Fixed maturities............................................    $  979.2     $17.9  $ 11.3
Equity securities...........................................       258.7      72.8     9.0

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999     1998
-------------                                                 ------  -------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period,
 (net of tax (benefit) in 2000 of $(21.5) million, including
 $22.7 million resulting from the distribution of
 subsidiaries in 1999, net of tax (benefit) and minority
 interest of $(103.3) million and $(26.8) million in 1999
 and 1998 respectively).....................................  $(40.2) $(121.9) $ (6.8)
Less: reclassification adjustment for (losses) gains
 included in net income (net of tax (benefit) in 2000 of
 $(24.9) million in 2000 and net of tax (benefit) and
 minority interest of $33.5 million and $21.5 million in
 1999 and 1998 respectively)................................   (46.4)   (62.2)   33.3
                                                              ------  -------  ------
Other comprehensive income (loss) income....................  $  6.2  $(184.1) $(40.1)
                                                              ======  =======  ======

7.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality. Included in the fair value of fixed maturities are swap contracts used to hedge fixed maturities with a fair value of $(47.1) million and $31.1 million at December 31, 2000 and 1999, respectively. In addition, the Company held futures contracts with a carrying value of $(3.6) million and $(0.9) million at December 31, 2000 and 1999, respectively. The fair value of these contracts was $88.7 million and $36.8 million at December 31, 2000 and 1999, respectively.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. Fair values of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

COMPANY OWNED LIFE INSURANCE

Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The estimated fair values of the financial instruments were as follows:

                                                                     2000                1999
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  123.0  $  123.0  $  279.3  $  279.3
  Fixed maturities..........................................   4,338.2   4,338.2   3,660.7   3,660.7
  Equity securities.........................................      57.1      57.1      51.4      51.4
  Mortgage loans............................................     472.7     490.1     521.2     521.9
  Policy loans..............................................     189.6     189.6     170.5     170.5
  Company owned life insurance..............................      65.6      65.6     --        --
                                                              --------  --------  --------  --------
                                                              $5,246.2  $5,263.6  $4,683.1  $4,683.8
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Guaranteed investment contracts...........................  $1,636.5  $1,663.3  $1,316.0  $1,341.4
  Supplemental contracts without life contingencies.........      40.7      40.7      48.8      48.8
  Dividend accumulations....................................      88.5      88.5      88.1      88.1
  Other individual contract deposit funds...................      45.0      44.9      48.4      48.2
  Other group contract deposit funds........................     323.1     319.0     602.9     583.5
  Individual fixed annuity contracts........................   1,026.1     991.7   1,092.5   1,057.1
  Trust instruments supported by funding obligations........     621.5     620.5      50.6      49.6
                                                              --------  --------  --------  --------
                                                              $3,781.4  $3,768.6  $3,247.3  $3,216.7
                                                              ========  ========  ========  ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.  CLOSED BLOCK

Included in other income in the Consolidated Statements of Income in 2000, 1999 and 1998 is a net pre-tax contribution from the Closed Block of $6.3 million, $13.8 million and $10.4 million, respectively. Summarized financial information of the Closed Block as of December 31, 2000 and 1999 and for the periods ended December 31, 2000, 1999 and 1998 is as follows:

DECEMBER 31,
(IN MILLIONS)                                                                 2000    1999
-------------                                                                ------  ------
Assets
  Fixed maturities, at fair value (amortized cost of $400.3
    and $387.4 respectively)...............................................  $397.5  $372.9
  Mortgage loans...........................................................   144.9   136.3
  Policy loans.............................................................   191.7   201.1
  Cash and cash equivalents................................................     1.9    22.6
  Accrued investment income................................................    14.6    14.0
  Deferred policy acquisition costs........................................    11.0    13.1
  Other assets.............................................................     6.4    12.3
                                                                             ------  ------
Total assets...............................................................  $768.0  $772.3
                                                                             ======  ======
Liabilities
  Policy liabilities and accruals..........................................  $828.9  $835.2
  Other liabilities........................................................     0.8     6.9
                                                                             ------  ------
Total liabilities..........................................................  $829.7  $842.1
                                                                             ======  ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                                2000    1999    1998
-------------                                                                -----  ------  ------
Revenues
  Premiums and other income................................................  $49.9  $ 52.1  $ 55.4
  Net investment income....................................................   53.6    53.8    53.3
  Realized investment (losses) gains.......................................   (5.4)   (0.6)    0.1
                                                                             -----  ------  ------
Total revenues.............................................................   98.1   105.3   108.8
                                                                             -----  ------  ------
Benefits and expenses
  Policy benefits..........................................................   89.5    88.9    95.0
  Policy acquisition expenses..............................................    2.1     2.5     2.7
  Other operating expenses.................................................    0.2     0.1     0.7
                                                                             -----  ------  ------
Total benefits and expenses................................................   91.8    91.5    98.4
                                                                             -----  ------  ------
Contribution from the Closed Block.........................................  $ 6.3  $ 13.8  $ 10.4
                                                                             =====  ======  ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000     1999     1998
-------------                                                 -------  -------  -------
Cash flows
  Cash flows from operating activities:
  Contribution from the Closed Block........................  $   6.3  $  13.8  $  10.4
  Change in:
    Deferred policy acquisition costs, net..................      2.1      2.5      2.6
    Policy liabilities and accruals.........................    (12.0)   (13.1)   (13.5)
    Accrued investment income...............................     (0.6)     0.1    --
    Other assets............................................      5.9     (8.3)     2.4
    Expenses and taxes payable..............................    (10.1)    (2.9)    (2.9)
    Other, net..............................................      5.3      0.8      0.3
                                                              -------  -------  -------
  Net cash used in operating activities.....................     (3.1)    (7.1)    (0.7)
  Cash flows from investing activities:
    Sales, maturities and repayments of investments.........    133.3    139.0     83.6
    Purchases of investments................................   (160.3)  (128.5)  (106.5)
    Other, net..............................................      9.4      9.8      7.9
                                                              -------  -------  -------
  Net cash (used in) provided by investing activities.......    (17.6)    20.3    (15.0)
                                                              -------  -------  -------
Net (decrease) increase in cash and cash equivalents........    (20.7)    13.2    (15.7)
Cash and cash equivalents, beginning of year................     22.6      9.4     25.1
                                                              -------  -------  -------
Cash and cash equivalents, end of year......................  $   1.9  $  22.6  $   9.4
                                                              =======  =======  =======

There were no valuation allowances on mortgage loans at December 31, 2000, 1999 and 1998, respectively.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

9.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2000    1999    1998
-------------                                                 ------  ------  ------
Federal income tax expense (benefit)
  Current...................................................  $(33.8) $88.7   $ 74.6
  Deferred..................................................    50.1    4.3    (15.4)
                                                              ------  -----   ------
Total.......................................................  $ 16.3  $93.0   $ 59.2
                                                              ======  =====   ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000     1999    1998
-------------                                                 --------  ------  ------
Expected federal income tax expense.........................   $ 49.9   $133.4  $108.0
  Tax-exempt interest.......................................    --       (24.2)  (38.9)
  Dividend received deduction...............................     (6.9)    --      (5.1)
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................    (13.3)    --      --
  Changes in tax reserve estimates..........................     (4.0)    (8.7)    2.3
  Tax credits...............................................    (10.3)    (8.5)   (8.5)
  Other, net................................................      0.9      1.0     1.4
                                                               ------   ------  ------
Federal income tax expense..................................   $ 16.3   $ 93.0  $ 59.2
                                                               ======   ======  ======

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Deferred tax (assets) liabilities
  AMT and low income housing credit carryforwards...........  $ (20.2)   $ (10.8)
  Loss reserve discounting..................................   (264.8)    (283.5)
  Deferred acquisition costs................................    416.6      355.7
  Employee benefit plans....................................    (51.6)     (52.0)
  Investments, net..........................................    (28.9)      (8.7)
  Litigation reserve........................................     (8.1)      (6.0)
  Discontinued operations...................................    (11.9)     (11.7)
  Other, net................................................     (3.0)      (1.1)
                                                              -------    -------
Deferred tax liability (asset), net.........................  $  28.1    $ (18.1)
                                                              =======    =======

Gross deferred income tax assets totaled $441.8 million and $515.8 millions at December 31, 2000 and 1999, respectively. Gross deferred income tax liabilities totaled $469.9 million and $497.7 million at December 31, 2000 and 1999, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2000, there are available alternative minimum tax credit carryforwards and low income housing credit carryforwards of $2.8 million and $17.4 million, respectively. The alternative minimum tax credit carryforwards have no expiration date, whereas the low income housing credit carryforwards will expire beginning in 2018.

The Company's federal income tax returns are routinely audited by the Internal Revenue Services ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

IRS has also examined the former Allmerica P&C consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the federal income tax returns for 1992, 1993 and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

10.  PENSION PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple benefit plans to employees and agents of these affiliated Companies, including retirement plans. The salaries of employees and agents covered by these plans and the expenses of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

FAFLIC provides retirement benefits to substantially all of its employees under a defined benefit pension plan. This plan is based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each eligible employee based on a percentage of that employee's salary, similar to a defined contribution plan arrangement. The 2000, 1999 and 1998 allocations were based on 7.0% of each eligible employee's salary. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Service cost -- benefits earned during the year.............   $ 18.5     $ 19.3     $ 19.0
Interest cost...............................................     28.6       26.5       25.5
Expected return on plan assets..............................    (43.1)     (38.9)     (34.9)
Recognized net actuarial gain...............................    (11.2)      (0.4)      (0.8)
Amortization of transition asset............................     (2.2)      (2.3)      (2.2)
Amortization of prior service cost..........................     (3.1)      (3.3)      (2.9)
                                                               ------     ------     ------
  Net periodic pension (benefit) cost.......................   $(12.5)    $  0.9     $  3.7
                                                               ======     ======     ======

The Company, allocated approximately $(2.7) million and $1.7 million of the net periodic pension (benefit) cost to its affiliated companies in 2000 and 1999, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The following table summarizes the status of the plan. At December 31, 2000, the projected benefit obligations exceeded the plans' assets while at December 31,1999 the plans' assets exceeded their projected benefit obligations.

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Change in benefit obligations:
  Projected benefit obligation at beginning of year.........   $392.7     $414.2
  Service cost -- benefits earned during the year...........     18.5       19.3
  Interest cost.............................................     28.6       26.5
  Actuarial losses (gains)..................................     37.7      (44.4)
  Benefits paid.............................................    (26.6)     (22.9)
                                                               ------     ------
    Projected benefit obligation at end of year.............    450.9      392.7
                                                               ------     ------
Change in plan assets:
  Fair value of plan assets at beginning of year............    470.6      441.6
  Actual return on plan assets..............................     (2.5)      51.9
  Benefits paid.............................................    (26.6)     (22.9)
                                                               ------     ------
    Fair value of plan assets at end of year................    441.5      470.6
                                                               ------     ------
  Funded status of the plan.................................     (9.4)      77.9
  Unrecognized transition obligation........................    (19.4)     (21.6)
  Unamortized prior service cost............................     (8.9)     (12.0)
  Unrecognized net actuarial gains..........................     (6.4)    (101.6)
                                                               ------     ------
    Net pension liability...................................   $(44.1)    $(57.3)
                                                               ======     ======

As a result of AFC's merger with Allmerica P&C, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $7.5 million and $8.9 million in 2000 and 1999, respectively, which reflects fair value, net of applicable amortization.

Determination of the projected benefit obligations was based on weighted average discount rates of 7.25% and 7.75% in 2000 and 1999, respectively, and the assumed long-term rate of return on plan assets was 9.5% in 2000 and 9.0% in 1999. The actuarial present value of the projected benefit obligations was determined using assumed rates of increase in future compensation levels ranging from 5.0% to 5.5%. Plan assets are invested primarily in various separate accounts and the general account of FAFLIC. Plan assets also include 796,462 shares of AFC Common Stock at December 31, 2000 and 1999, with a market value of $57.7 million and $44.3 million at December 31, 2000 and 1999, respectively.

The Company has a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2000, 1999, and 1998, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $6.1 million, $5.9 million and $5.6 million in 2000, 1999 and 1998, respectively. The Company allocated approximately $2.9 million and $1.4 million of the 401(k) expense to its affiliated companies in 2000 and 1999 respectively. In addition to this plan, the Company has a defined contribution plan for substantially all of its agents. The plan expense in 2000, 1999 and 1998 was $3.2 million, $3.1 million and $3.0 million, respectively.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

On January 1, 1998, substantially all of the defined benefit and defined contribution 401(k) plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $5.9 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

11.  OTHER POSTRETIREMENT BENEFIT PLANS

FAFLIC, as the common employer for all AFC Companies ("affiliated Companies"), provides multiple postretirement medical and death benefit plans to employees, agents and retirees of these affiliated Companies. The costs of these plans are charged to the affiliated Companies in accordance with an intercompany cost sharing agreement.

Generally, employees become eligible at age 55 with at least 15 years of service. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical, and a payment at death equal to retirees' final compensation up to certain limits. Effective
January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments and to restrict eligibility to current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The plans' funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   2000       1999
-------------                                                 --------   --------
Change in benefit obligation:
Accumulated postretirement benefit obligation at beginning
  of year...................................................   $ 66.8     $ 84.0
Service cost................................................      1.9        2.9
Interest cost...............................................      4.9        4.6
Actuarial losses (gains)....................................      5.6      (21.2)
Benefits paid...............................................     (3.7)      (3.5)
                                                               ------     ------
  Accumulated postretirement benefit obligation at end of
    year....................................................     75.5       66.8
                                                               ------     ------
Fair value of plan assets at end of year....................    --         --
                                                               ------     ------
Funded status of the plan...................................    (75.5)     (66.8)
Unamortized prior service cost..............................     (7.6)      (9.8)
Unrecognized net actuarial gains............................     (7.7)     (13.8)
                                                               ------     ------
  Accumulated postretirement benefit costs..................   $(90.8)    $(90.4)
                                                               ======     ======

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Service cost................................................   $  1.9     $  2.9     $  3.1
Interest cost...............................................      4.9        4.6        5.1
Recognized net actuarial (gain)loss.........................     (0.5)       0.1        0.1
Amortization of prior service cost..........................     (2.2)      (2.3)      (2.4)
                                                               ------     ------     ------
Net periodic postretirement benefit cost....................   $  4.1     $  5.3     $  5.9
                                                               ======     ======     ======

The Company allocated approximately $1.2 million and $1.1 million of the net periodic postretirement cost to its affiliated companies in 2000 and 1999 respectively.

As a result of AFC's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $3.9 million and $4.6 million in 2000 and 1999, respectively, which reflects fair value, net of applicable amortization.

For purposes of measuring the accumulated postretirement benefit obligation at December 31, 2000, health care costs were assumed to increase 8.5% in 2001, declining thereafter until the ultimate rate of 5.5% is reached in 2007 and remains at that level thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2000 by $4.8 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $0.5 million. Conversely, decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2000 by $4.2 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $0.4 million.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 7.25% and 7.75% at December 31, 2000 and 1999, respectively. In addition, the actuarial present value of the accumulated postretirement benefit obligation was determined using an assumed rate of increase in future compensation levels of 5.5% for FAFLIC agents.

On January 1, 1998, substantially all of the postretirement medical and death benefits plans previously provided by the affiliated Companies were merged with the existing benefit plans of FAFLIC. The merger of benefit plans resulted in a $3.8 million change of interest adjustment to additional paid-in capital during 1998. The change of interest adjustment arose from FAFLIC's forgiveness of certain Allmerica P&C benefit plan liabilities attributable to Allmerica P&C's minority interest.

12.  DIVIDEND RESTRICTIONS

Massachusetts and Delaware have enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of FAFLIC and AFLIAC, respectively.

Massachusetts' statute limits the dividends an insurer may pay in any twelve month period, without the prior permission of the Commonwealth of Massachusetts Insurance Commissioner (" the Commissioner ") , to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company), or its net income for the preceding calendar year (if such insurer is not a life company). In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. During 2000 and 1999, no dividends were declared by FAFLIC to AFC. During 1998, FAFLIC paid dividends of $50.0 million to AFC. As of July 1, 1999, FAFLIC's ownership of Allmerica P&C, as well as several non-insurance subsidiaries, was transferred from FAFLIC to AFC. Under an agreement with the Commissioner any dividend from FAFLIC to AFC for 2001 would require the prior approval of the Commissioner and may require AFC to make additional capital contributions to FAFLIC.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding
December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance. No dividends were declared by AFLIAC to FAFLIC during 2000, 1999 or 1998. During 2001, AFLIAC could pay dividends of $28.2 million to FAFLIC without prior approval.

13.  SEGMENT INFORMATION

The Company offers Asset Accumulation financial products and services. Prior to the AFC corporate reorganization, the Company offered financial products and services in two major areas: Risk Management and Asset Accumulation. Within these broad areas, the Company conducted business principally in three operating segments. These segments were Risk Management, Allmerica Financial Services and Allmerica Asset Management. In accordance with Statement No. 131, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

In 1999, the Company reorganized its Property and Casualty business and Corporate Risk Management Services operations within the Risk Management segment. Under the new structure, the Risk Management segment manages its business through five distribution channels identified as Hanover North, Hanover South, Citizens Midwest, Allmerica Voluntary Benefits and Allmerica Specialty. During the second quarter of 1999, the Company approved a plan to exit its group life and health business, consisting of its EBS business, its AGU business and its reinsurance pool business. Results of operations from this business, relating to both the current and the prior periods, have been segregated and reported as a component of discontinued operations in the Consolidated Statements of Income. Operating results from this business were previously reported in the Allmerica Voluntary Benefits and Allmerica Specialty distribution channels. Prior to 1999, results of the group life and health business were included in the Corporate Risk Management Services segment, while all other Risk Management business was reflected in the Property and Casualty segment.

The Risk Management segment's property and casualty business is offered primarily through the Hanover North, Hanover South and Citizens Midwest distribution channels utilizing the Company's independent agent network primarily in the Northeast, Midwest and Southeast United States, maintaining a strong regional focus. Allmerica Voluntary Benefits focuses on worksite distribution, which offers discounted property and

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

casualty products through employer sponsored programs, and affinity group property and casualty business. Allmerica Specialty offers special niche property and casualty products in selected markets. On July 1, 1999, AFC made certain changes to its corporate structure as discussed in Note 3. As a result, FAFLIC distributed its interest in the property and casualty business after that date.

The Asset Accumulation group includes two segments: Allmerica Financial Services and Allmerica Asset Management. The Allmerica Financial Services segment includes variable annuities, variable universal life and traditional life insurance products, as well as group retirement products, such as defined benefit and 401(k) plans and tax-sheltered annuities. Allmerica Financial Services also includes brokerage and non-institutional investment advisory services. Through its Allmerica Asset Management segment, the Company offers its customers the option of investing in GICs, such as long-term and short-term funding agreements. Short-term funding agreements are investment contracts issued to institutional buyers, such as money market funds, corporate cash management programs and securities lending collateral programs, which typically have short maturities and periodic interest rate resets based on an index such as LIBOR. Long-term funding agreements are investment contracts issued to various business or charitable trusts, which are used to support debt issued by the trust to foreign and domestic institutional buyers, such as banks, insurance companies and pension plans. These funding agreements have long maturities and may be issued with a fixed or variable interest rate based on an index such as LIBOR. This segment is also a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients. As a result of the aforementioned change in the AFC corporate structure, FAFLIC distributed its ownership of certain investment advisory business as of July 1, 1999.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those generated by certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax and pre-minority interest basis. Segment income is determined by adjusting net income for net realized investment gains and losses, net gains and losses on disposals of businesses, discontinued operations, extraordinary items, the cumulative effect of accounting changes and certain other items which management believes are not indicative of overall operating trends. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income enhances understanding of the Company's results of operations by highlighting net income attributable to the normal, recurring operations of the business. However, segment income should not be construed as a substitute for net income determined in accordance with generally accepted accounting principles.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Segment revenues:
  Risk Management...........................................   $--       $1,075.2   $2,220.8
  Asset Accumulation
    Allmerica Financial Services............................    855.2       797.0      721.2
    Allmerica Asset Management..............................    137.8       144.5      121.7
                                                               ------    --------   --------
        Subtotal............................................    993.0       941.5      842.9
                                                               ------    --------   --------
  Corporate.................................................    --            0.4        2.3
  Intersegment revenues.....................................    --           (0.8)      (7.6)
                                                               ------    --------   --------
    Total segment revenues including Closed Block...........    993.0     2,016.3    3,058.4
                                                               ------    --------   --------
  Adjustment to segment revenues:
      Adjustment for Closed Block...........................    (97.2)      (92.1)     (98.4)
      Net realized gains....................................    (62.4)      100.3       60.9
                                                               ------    --------   --------
  Total revenues............................................   $833.4    $2,024.5   $3,020.9
                                                               ======    ========   ========

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                       2000       1999       1998
-------------                                                     --------   --------   --------
Segment income (loss) before income taxes and minority interest:
  Risk Management.............................................     $--       $   85.1   $  149.7
  Asset Accumulation
    Allmerica Financial Services..............................      224.4       207.1      169.0
    Allmerica Asset Management................................       17.3        21.3       23.7
                                                                   ------    --------   --------
        Subtotal..............................................      241.7       228.4      192.7
                                                                   ------    --------   --------
  Corporate...................................................      (30.5)      (38.6)     (45.2)
                                                                   ------    --------   --------
    Segment income before income taxes and minority interest...     211.2       274.9      297.2
                                                                   ------    --------   --------
  Adjustments to segment income:
    Net realized investment gains, net of amortization........      (57.5)      106.1       52.2
    Sales practice litigation expense.........................      --          --         (31.0)
    Restructuring costs.......................................      (11.0)      --          (9.0)
    Other items...............................................      --          --          (0.8)
                                                                   ------    --------   --------
  Income before taxes and minority interest...................     $142.7    $  381.0   $  308.6
                                                                   ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31
(IN MILLIONS)                                     2000        1999          2000           1999
-------------                                   ---------   ---------   ------------   ------------
                                                 IDENTIFIABLE ASSETS    DEFERRED ACQUISITION COSTS
Risk Management...............................  $   462.6   $   542.0    $     3.3      $     6.0
Asset Accumulation
  Allmerica Financial Services................   23,132.3    23,410.7      1,409.8        1,213.1
  Allmerica Asset Management..................    2,221.3     1,381.1          0.2            0.4
                                                ---------   ---------    ---------      ---------
      Total...................................  $25,816.2   $25,333.8    $ 1,413.3      $ 1,219.5
                                                =========   =========    =========      =========

14.  LEASE COMMITMENTS

Rental expenses for operating leases, including those related to the discontinued operations of the Company, amounted to $11.7 million, $22.2 million and $34.9 million in 2000, 1999, and 1998, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2000, future minimum rental payments under non-cancelable operating leases were approximately $34.6 million, payable as follows: 2001 -- $16.2 million; 2002 -- $8.5 million; 2003 -- $6.0 million; 2004 -- $2.9 million, and $1.0 million thereafter. It is expected that, in the normal course of business, leases that expire will be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments will not be less than the amounts shown for 2001.

15.  REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT DURATION AND LONG DURATION CONTRACTS.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective January 1, 1999, Allmerica P&C entered into a whole account aggregate excess of loss reinsurance agreement (See Note 4). Prior to the AFC corporate reorganization, the Company was subject to concentration of risk with respect to this reinsurance agreement, which represented 10% or more of the Company's reinsurance business. Net premiums earned and losses and loss adjustment expenses ceded under this agreement in 1999 were $21.9 million and $35.0 million, respectively. In addition, the Company was subject to concentration of risk with respect to reinsurance ceded to various residual market mechanisms. As a condition to the ability to conduct certain business in various states, the Company was required to participate in various residual market mechanisms and pooling arrangements which provide various insurance coverages to individuals or other entities that are otherwise unable to purchase such coverage voluntarily provided by

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

private insurers. These market mechanisms and pooling arrangements included the Massachusetts Commonwealth Automobile Reinsurers ("CAR"), the Maine Workers' Compensation Residual Market Pool ("MWCRP") and the Michigan Catastrophic Claims Association ("MCCA"). Prior to the AFC corporate reorganization, both CAR and MCCA represented 10% or more of the Company's reinsurance business. As a servicing carrier in Massachusetts, the Company ceded a significant portion of its private passenger and commercial automobile premiums to CAR. Net premiums earned and losses and loss adjustment expenses ceded to CAR in 1999 and 1998 were $20.4 million and $21.4 million and $38.1 million and $32.3million respectively. The Company ceded to MCCA premiums earned and losses and loss adjustment expenses in 1999 and 1998 of $1.8 million and $30.6 million, $3.7 million and $18.0 million , respectively.

On June 2, 1998, the Company recorded a $124.2 million one-time reduction of its direct and ceded written premiums as a result of a return of excess surplus from MCCA. This transaction had no impact on the total net premiums recorded by the Company in 1998.

Because the MCCA is supported by assessments permitted by statute, and all amounts billed by the Company to CAR, MWCRP and MCCA have been paid when due, the Company believes that it has no significant exposure to uncollectible reinsurance balances.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Life and accident and health insurance premiums:
  Direct....................................................   $ 41.8    $   53.5   $   51.4
  Assumed...................................................      0.7         0.7        0.7
  Ceded.....................................................    (40.3)      (50.0)     (47.8)
                                                               ------    --------   --------
Net premiums................................................   $  2.2    $    4.2   $    4.3
                                                               ======    ========   ========
Property and casualty premiums written:
  Direct....................................................   $--       $1,089.0   $1,970.4
  Assumed...................................................    --           27.3       58.8
  Ceded.....................................................    --         (135.4)     (74.1)
                                                               ------    --------   --------
Net premiums................................................   $--       $  980.9   $1,955.1
                                                               ======    ========   ========
Property and casualty premiums earned:
  Direct....................................................   $--       $1,047.3   $1,966.8
  Assumed...................................................    --           30.3       64.5
  Ceded.....................................................    --         (127.3)     (66.1)
                                                               ------    --------   --------
Net premiums................................................   $--       $  950.3   $1,965.2
                                                               ======    ========   ========
Life insurance and other individual policy benefits, claims,
  Losses and loss adjustment expenses:
  Direct....................................................   $361.5    $  391.9   $  359.5
  Assumed...................................................      0.3         0.1        0.3
  Ceded.....................................................    (35.4)      (39.2)     (49.5)
                                                               ------    --------   --------
Net policy benefits, claims, losses and loss adjustment
  expenses..................................................   $326.4    $  352.8   $  310.3
                                                               ======    ========   ========

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Property and casualty benefits, claims, losses and loss
  Adjustment expenses:
  Direct....................................................   $--       $  805.6   $1,588.2
  Assumed...................................................                 25.9       62.7
  Ceded.....................................................               (128.0)    (158.2)
                                                               ------    --------   --------
Net policy benefits, claims, losses, and loss adjustment
  expenses..................................................   $--       $  703.5   $1,492.7
                                                               ======    ========   ========

16.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Balance at beginning of year................................  $1,219.5   $1,161.2   $  965.5
Acquisition expenses deferred...............................     297.5      419.2      638.2
Amortized to expense during the year........................     (81.8)    (240.9)    (449.6)
Adjustment for discontinued operations......................      (2.7)       3.4       (0.2)
Adjustment to equity during the year........................     (19.2)      39.3        7.3
Adjustment due to distribution of subsidiaries..............     --        (162.7)     --
                                                              --------   --------   --------
Balance at end of year......................................  $1,413.3   $1,219.5   $1,161.2
                                                              ========   ========   ========

17.  LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its estimates of liabilities for outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its property and casualty and its accident and health lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's accident and health business was $520.7 million and $601.3 million at December 31, 2000 and 1999, respectively. Accident and health claim liabilities were re-estimated for all prior years and were decreased by $18.6 million in 2000 and increased by $51.2 million in 1999. The decrease in 2000 primarily resulted from the Company's entrance into a reinsurance agreement which provided for the cession of the Company's long-term group disability reserves, partially offset by reserve strengthening in the reinsurance pool business. The 1999 increase resulted from the Company's reserve strengthening primarily in the EBS and reinsurance pool business.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The table below provides a reconciliation of the beginning and ending reserves for unpaid losses and LAE relating to the Company's property and casualty business prior to the AFC corporate reorganization.

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999        1998
-------------                                                 ---------   --------
Reserve for losses and LAE, beginning of the year...........  $ 2,597.3   $2,615.4
Incurred losses and LAE, net of reinsurance recoverable:
  Provision for insured events of the current year..........      795.6    1,609.0
  Decrease in provision for insured events of prior years...      (96.1)    (127.2)
                                                              ---------   --------
Total incurred losses and LAE...............................      699.5    1,481.8
                                                              ---------   --------
Payments, net of reinsurance recoverable:
  Losses and LAE attributable to insured events of current
    year....................................................      342.1      871.9
  Losses and LAE attributable to insured events of prior
    years...................................................      424.2      643.0
                                                              ---------   --------
Total payments                                                    766.3    1,514.9
                                                              ---------   --------
Change in reinsurance recoverable on unpaid losses..........       44.3       15.0
Distribution of subsidiaries................................   (2,574.8)     --
                                                              ---------   --------
Reserve for losses and LAE, end of year.....................  $  --       $2,597.3
                                                              =========   ========

As part of an ongoing process, the reserves were re-estimated for all prior accident years and were decreased by $96.1 million and $127.2 million in 1999 and 1998 respectively, reflecting increased favorable development on reserves for both losses and loss adjustment expenses.

Favorable development on prior years' loss reserves was $52.0 million and $58.9 million for the years ended December 31, 1999 and 1998 respectively. Favorable development on prior year's loss adjustment expense reserves was $44.1 million and $68.3 million prior to the AFC corporate reorganization in 1999 and for the year ended December 31, 1998. The increase in favorable development 1998 was primarily attributable to claims process improvement initiatives taken by the Company. The Company has lowered claim settlement costs through increased utilization of in-house attorneys and consolidation of claim offices.

This favorable development reflected the Company's reserving philosophy consistently applied over these periods. Conditions and trends that have affected development of the loss and LAE reserves in the past may not necessarily occur in the future.

Due to the nature of the business written by the Risk Management segment, the exposure to environmental liabilities was relatively small and therefore its reserves were relatively small compared to other types of liabilities. Loss and LAE reserves related to environmental damage and toxic tort liability, included in the reserve for losses and LAE, were $49.9 million, net of reinsurance of $14.2 million in 1998. The Company does not specifically underwrite policies that include this coverage, but as case law expands policy provisions and insurers' liability beyond the intended coverage, the Company may be required to defend such claims. The Company estimated its ultimate liability for these claims based upon currently known facts, reasonable assumptions where the facts are not known, current law and methodologies currently available. Although these outstanding claims were not significant, their existence gives rise to uncertainty and were discussed because of the possibility, however remote, that they may become significant. The Company believes that, notwithstanding the evolution of case law expanding liability in environmental claims, recorded reserves related to these claims were adequate. In addition, the Company is not aware of any litigation or pending

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

claims that may result in additional material liabilities in excess of recorded reserves. The environmental liability could be revised in the near term if the estimates used in determining the liability are revised.

18.  MINORITY INTEREST

As a result of the Company's divestiture of certain of its subsidiaries including its 84.5% ownership of the outstanding shares of the common stock of Allmerica P&C effective July 1, 1999, there is no minority interest reflected in the Consolidated Balance Sheets as of December 31, 2000 and 1999. The Company's interest in Allmerica P&C was represented by ownership of 70.0% of the outstanding shares of common stock at December 31, 1998. Earnings and shareholder's equity attributable to minority shareholders are included in minority interest in the consolidated financial statements through the period ended June 30, 1999 and for the year ended December 31, 1998.

19.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries, including FAFLIC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. FAFLIC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

20.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         (A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. As of December 31, 2000, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position.

Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   2000       1999       1998
-------------                                                 --------   --------   --------
Statutory Net Income (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $322.6    $  180.7
  Life and Health Companies.................................    (43.6)     239.0        86.4

Statutory Shareholder's Surplus (Combined)
  Property and Casualty Companies (See Note 3)..............   $--        $--       $1,269.3
  Life and Health Companies.................................    528.5      590.1     1,164.1

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of First Allmerica Financial Life Insurance Company and the Contractowners of Separate Account VA-K of First Allmerica Financial Life Insurance Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account VA-K of First Allmerica Financial Life Insurance Company at December 31, 2000, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of First Allmerica Financial Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
March 16, 2001

                             SEPARATE ACCOUNT VA-K

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                                                            GROWTH
                                              GROWTH          HIGH           CAPITAL         CASH       OPPORTUNITIES
                                             & INCOME      YIELD (a)        RESERVES        RESERVE           (a)       BALANCED (a)
                                          --------------  -------------  --------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Delaware
  Group Premium Fund (DGPF) ............   $  7,242,084    $ 2,397,372    $  1,167,561    $ 1,141,091    $ 3,475,596    $ 2,060,378
Investments in shares of AIM
  Variable Insurance Funds .............              -              -               -              -              -              -
Investments in shares of The
  Alger American Fund ..................              -              -               -              -              -              -
Investments in shares of Alliance
  Variable Products Series Fund, Inc. ..              -              -               -              -              -              -
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust .............              -              -               -              -              -              -
Investments in shares of Pioneer
  Variable Contracts Trust .............              -              -               -              -              -              -
Investment income receivable ...........              -              -           1,778          1,717              -              -
                                          --------------  -------------  --------------  -------------  -------------  -------------
    Total assets .......................      7,242,084      2,397,372       1,169,339      1,142,808      3,475,596      2,060,378

LIABILITIES:                                          -              -               -              -              -              -
                                          --------------  -------------  --------------  -------------  -------------  -------------
    Net assets .........................   $  7,242,084    $ 2,397,372    $  1,169,339    $ 1,142,808    $ 3,475,596    $ 2,060,378
                                          ==============  =============  ==============  =============  =============  =============

Net asset distribution by category:
  Variable annuity contracts ...........   $  7,242,084    $ 2,397,372    $  1,169,339    $ 1,142,808    $ 3,475,596    $ 2,060,378
Value of investment by First
  Allmerica Financial Life Insurance
  Company (Sponsor) ....................              -              -               -              -              -              -
                                          --------------  -------------  --------------  -------------  -------------  -------------
                                           $  7,242,084    $ 2,397,372    $  1,169,339    $ 1,142,808    $ 3,475,596    $ 2,060,378
                                          ==============  =============  ==============  =============  =============  =============

Units outstanding, December 31, 2000 ...      3,022,628      2,246,512         865,331        897,269      1,243,358      1,150,549
Net asset value per unit,
  December 31, 2000 ....................   $   2.395956    $  1.067153    $   1.351320    $  1.273651    $  2.795329    $  1.790777

                                                              SMALL
                                           INTERNATIONAL       CAP
                                              EQUITY          VALUE          TREND
                                          --------------  -------------  --------------
ASSETS:
Investments in shares of Delaware
  Group Premium Fund (DGPF) ............   $  1,814,379    $ 1,649,670    $  3,410,190
Investments in shares of AIM
  Variable Insurance Funds .............              -              -               -
Investments in shares of The
  Alger American Fund ..................              -              -               -
Investments in shares of Alliance
  Variable Products Series Fund, Inc. ..              -              -               -
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust .............              -              -               -
Investments in shares of Pioneer
  Variable Contracts Trust .............              -              -               -
Investment income receivable ...........              -              -               -
                                          --------------  -------------  --------------
    Total assets .......................      1,814,379      1,649,670       3,410,190

LIABILITIES:                                          -              -               -
                                          --------------  -------------  --------------
    Net assets .........................   $  1,814,379    $ 1,649,670    $  3,410,190
                                          ==============  =============  ==============

Net asset distribution by category:
  Variable annuity contracts ...........   $  1,814,379    $ 1,649,670    $  3,410,190
Value of investment by First
  Allmerica Financial Life Insurance
  Company (Sponsor) ....................              -              -               -
                                          --------------  -------------  --------------
                                           $  1,814,379    $ 1,649,670    $  3,410,190
                                          ==============  =============  ==============

Units outstanding, December 31, 2000 ...      1,050,198        829,288       1,050,166
Net asset value per unit,
  December 31, 2000 ....................   $   1.727655    $  1.989261    $   3.247288

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                              GLOBAL         STATEGIC                       EMERGING     CONVERTIBLE       SOCIAL
                                               BOND           INCOME         DEVON           MARKETS      SECURITIES     AWARENESS
                                          --------------  -------------  --------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Delaware
  Group Premium Fund (DGPF) ............   $     95,167    $ 1,511,104    $  1,836,682    $   419,512    $   443,251    $   505,680
Investments in shares of AIM
  Variable Insurance Funds .............              -              -               -              -              -              -
Investments in shares of The
  Alger American Fund ..................              -              -               -              -              -              -
Investments in shares of Alliance
  Variable Products Series Fund, Inc. ..              -              -               -              -              -              -
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust .............              -              -               -              -              -              -
Investments in shares of Pioneer
  Variable Contracts Trust .............              -              -               -              -              -              -
Investment income receivable ...........              -              -               -              -              -              -
                                          --------------  -------------  --------------  -------------  -------------  -------------
    Total assets .......................         95,167      1,511,104       1,836,682        419,512        443,251        505,680

LIABILITIES:                                          -              -               -              -              -              -
                                          --------------  -------------  --------------  -------------  -------------  -------------
    Net assets .........................   $     95,167    $ 1,511,104    $  1,836,682    $   419,512    $   443,251    $   505,680
                                          ==============  =============  ==============  =============  =============  =============

Net asset distribution by category:
  Variable annuity contracts ...........   $     95,167    $ 1,511,104    $  1,836,682    $   419,512    $   443,251    $   505,680
Value of investment by First
  Allmerica Financial Life Insurance
  Company (Sponsor) ....................              -              -               -              -              -              -
                                          --------------  -------------  --------------  -------------  -------------  -------------
                                           $     95,167    $ 1,511,104    $  1,836,682    $   419,512    $   443,251    $   505,680
                                          ==============  =============  ==============  =============  =============  =============

Units outstanding, December 31, 2000 ...         85,952      1,549,735       1,544,448        759,146        364,544        350,965
Net asset value per unit,
  December 31, 2000 ....................   $   1.107212    $  0.975072    $   1.189216    $  0.552611    $  1.215907    $  1.440828

                                                              SELECT
                                               REIT         GROWTH (a)     U.S. GROWTH
                                          --------------  -------------  --------------
ASSETS:
Investments in shares of Delaware
  Group Premium Fund (DGPF) ............   $     55,453    $ 2,024,404    $    563,420
Investments in shares of AIM
  Variable Insurance Funds .............              -              -               -
Investments in shares of The
  Alger American Fund ..................              -              -               -
Investments in shares of Alliance
  Variable Products Series Fund, Inc. ..              -              -               -
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust .............              -              -               -
Investments in shares of Pioneer
  Variable Contracts Trust .............              -              -               -
Investment income receivable ...........              -              -               -
                                          --------------  -------------  --------------
    Total assets .......................         55,453      2,024,404         563,420

LIABILITIES:                                          -              -               -
                                          --------------  -------------  --------------
    Net assets .........................   $     55,453    $ 2,024,404    $    563,420
                                          ==============  =============  ==============

Net asset distribution by category:
  Variable annuity contracts ...........   $     55,453    $ 2,024,404    $    563,420
Value of investment by First
  Allmerica Financial Life Insurance
  Company (Sponsor) ....................              -              -               -
                                          --------------  -------------  --------------
                                           $     55,453    $ 2,024,404    $    563,420
                                          ==============  =============  ==============

Units outstanding, December 31, 2000 ...         44,831      1,870,380         563,971
Net asset value per unit,
  December 31, 2000 ....................   $   1.236938    $  1.082349    $   0.999023

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                                            ALGER          ALGER
                                                                             AIM V.I.                      AMERICAN       AMERICAN
                                              AIM V.I.       AIM V.I.     INTERNATIONAL     AIM V.I.      LEVERAGED        MIDCAP
                                               GROWTH       HIGH YIELD       EQUITY          VALUE          ALLCAP         GROWTH
                                          --------------  -------------  --------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Delaware
  Group Premium Fund (DGPF) ............      $       -       $      -       $       -       $      -       $      -       $      -
Investments in shares of AIM
  Variable Insurance Funds .............        101,502         28,320         130,114        253,842              -              -
Investments in shares of The
  Alger American Fund ..................              -              -               -              -         69,947        278,121
Investments in shares of Alliance
  Variable Products Series Fund, Inc. ..              -              -               -              -              -              -
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust .............              -                              -              -              -              -
Investments in shares of Pioneer
  Variable Contracts Trust .............              -              -               -              -              -              -
Investment income receivable ...........              -              -               -              -              -              -
                                          --------------  -------------  --------------  -------------  -------------  -------------
    Total assets .......................        101,502         28,320         130,114        253,842         69,947        278,121

LIABILITIES:                                          -              -               -              -              -              -
                                          --------------  -------------  --------------  -------------  -------------  -------------
    Net assets .........................    $   101,502     $   28,320     $   130,114     $  253,842     $   69,947     $  278,121
                                          ==============  =============  ==============  =============  =============  =============

Net asset distribution by category:
  Variable annuity contracts ...........    $   101,502     $   26,679     $   130,114     $  253,842     $   68,451     $  278,121
Value of investment by First
  Allmerica Financial Life Insurance
  Company (Sponsor) ....................              -          1,641               -              -          1,496              -
                                          --------------  -------------  --------------  -------------  -------------  -------------
                                            $   101,502     $   28,320     $   130,114     $  253,842     $   69,947     $  278,121
                                          ==============  =============  ==============  =============  =============  =============

Units outstanding, December 31, 2000 ...        138,304         34,520         164,038        317,432         93,535        292,559
Net asset value per unit,
  December 31, 2000 ....................   $   0.733904    $  0.820371     $  0.793194    $  0.799673    $  0.747815    $  0.950649

                                               ALGER                        ALLIANCE
                                             AMERICAN        ALLIANCE        GROWTH
                                               SMALL          GROWTH       AND INCOME
                                          CAPITALIZATION     CLASS B         CLASS B
                                          --------------  -------------  --------------
ASSETS:
Investments in shares of Delaware
  Group Premium Fund (DGPF) ............   $          -    $         -    $          -
Investments in shares of AIM
  Variable Insurance Funds .............              -              -               -
Investments in shares of The
  Alger American Fund ..................          1,504              -               -
Investments in shares of Alliance
  Variable Products Series Fund, Inc. ..              -         17,052         141,567
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust .............              -              -               -
Investments in shares of Pioneer
  Variable Contracts Trust .............              -              -               -
Investment income receivable ...........              -              -               -
                                          --------------  -------------  --------------
    Total assets .......................          1,504         17,052         141,567

LIABILITIES:                                          -              -               -
                                          --------------  -------------  --------------
    Net assets .........................   $      1,504    $    17,052    $    141,567
                                          ==============  =============  ==============

Net asset distribution by category:
  Variable annuity contracts ...........   $          -    $    15,424    $    141,567
Value of investment by First
  Allmerica Financial Life Insurance
  Company (Sponsor) ....................          1,504          1,628               -
                                          --------------  -------------  --------------
                                           $      1,504    $    17,052    $    141,567
                                          ==============  =============  ==============

Units outstanding, December 31, 2000 ...          2,000         20,948         131,586
Net asset value per unit,
  December 31, 2000 ....................   $   0.751871    $  0.814031    $   1.075856

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                               DECEMBER 31, 2000

                                                                                             MUTUAL       TEMPLETON      TEMPLETON
                                             ALLIANCE       ALLIANCE        FRANKLIN         SHARES         GROWTH     INTERNATIONAL
                                          PREMIER GROWTH   TECHNOLOGY       SMALL CAP     SECURITIES      SECURITIES    SECURITIES
                                              CLASS B        CLASS B         CLASS 2        CLASS 2        CLASS 2        CLASS 2
                                          --------------  -------------  --------------  -------------  -------------  -------------
ASSETS:
Investments in shares of Delaware
  Group Premium Fund (DGPF) ............   $          -    $         -    $          -    $         -    $         -    $         -
Investments in shares of AIM
  Variable Insurance Funds .............              -              -               -              -              -              -
Investments in shares of The
  Alger American Fund ..................              -              -               -              -              -              -
Investments in shares of Alliance
  Variable Products Series Fund, Inc. ..         28,566         46,090               -              -              -              -
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust .............              -              -          89,621         16,376          8,769         19,099
Investments in shares of Pioneer
  Variable Contracts Trust .............              -              -               -              -              -              -
Investment income receivable ...........              -              -               -              -              -              -
                                          --------------  -------------  --------------  -------------  -------------  -------------
    Total assets .......................         28,566         46,090          89,621         16,376          8,769         19,099

LIABILITIES:                                          -              -               -              -              -              -
                                          --------------  -------------  --------------  -------------  -------------  -------------
    Net assets .........................   $     28,566    $    46,090    $     89,621    $    16,376    $     8,769    $    19,099
                                          ==============  =============  ==============  =============  =============  =============

Net asset distribution by category:
  Variable annuity contracts ...........   $     26,995    $    44,797    $     89,621    $    14,183    $     6,678    $    17,058
Value of investment by First
  Allmerica Financial Life Insurance
  Company (Sponsor) ....................          1,571          1,293               -          2,193          2,091          2,041
                                          --------------  -------------  --------------  -------------  -------------  -------------
                                           $     28,566    $    46,090    $     89,621    $    16,376    $     8,769    $    19,099
                                          ==============  =============  ==============  =============  =============  =============

Units outstanding, December 31, 2000 ...         36,359         71,293         107,724         14,938          8,386         18,711
Net asset value per unit,
  December 31, 2000 ....................   $   0.785657    $  0.646482    $   0.831952    $  1.096323    $  1.045607    $  1.020721

                                                 PIONEER        PIONEER
                                                EMERGING        MID-CAP
                                             MARKETS VCT      VALUE VCT
                                                CLASS II       CLASS II
                                          --------------  -------------
ASSETS:
Investments in shares of Delaware
  Group Premium Fund (DGPF) ............   $          -    $         -
Investments in shares of AIM
  Variable Insurance Funds .............              -              -
Investments in shares of The
  Alger American Fund ..................              -              -
Investments in shares of Alliance
  Variable Products Series Fund, Inc. ..
Investments in shares of
  Franklin Templeton Variable
  Insurance Products Trust .............              -              -
Investments in shares of Pioneer
  Variable Contracts Trust .............          1,354          9,869
Investment income receivable ...........              -              -
                                          --------------  -------------
    Total assets .......................          1,354          9,869

LIABILITIES:                                          -              -
                                          --------------  -------------
    Net assets .........................   $      1,354    $     9,869
                                          ==============  =============

Net asset distribution by category:
  Variable annuity contracts ...........   $          -    $     7,623
Value of investment by First
  Allmerica Financial Life Insurance
  Company (Sponsor) ....................          1,354          2,246
                                          --------------  -------------
                                           $      1,354    $     9,869
                                          ==============  =============

Units outstanding, December 31, 2000 ...          2,000          8,789
Net asset value per unit,
  December 31, 2000 ....................   $   0.676922    $  1.122920

(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2000

                                                               GROWTH        HIGH         CAPITAL         CASH          GROWTH
                                                              & INCOME     YIELD (a)     RESERVES       RESERVE    OPPORTUNITIES (a)
                                                            ------------ ------------- ------------  ------------  -----------------
INVESTMENT INCOME:
  Dividends ...............................................  $  122,610   $   122,159   $   72,850    $  117,749    $             -
                                                            ------------ ------------- ------------  ------------  -----------------

EXPENSES:
  Mortality and expense risk fees .........................      84,402        36,419       14,504        25,730             51,406
  Administrative expense fees .............................      10,431         4,502        1,793         3,180              6,354
                                                            ------------ ------------- ------------  ------------  -----------------
    Total expenses ........................................      94,833        40,921       16,297        28,910             57,760
                                                            ------------ ------------- ------------  ------------  -----------------
    Net investment income (loss) ..........................      27,777        81,238       56,553        88,839            (57,760)
                                                            ------------ ------------- ------------  ------------  -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Realized gain distributions from portfolio sponsors .....     603,298             -            -             -            389,435
  Net realized gain (loss) from sales of investments ......    (271,408)     (547,328)     (29,562)            -            235,438
                                                            ------------ ------------- ------------  ------------  -----------------
    Net realized gain (loss) ..............................     331,890      (547,328)     (29,562)            -            624,873
  Net unrealized gain (loss) ..............................     277,347       (61,950)      51,557             -         (1,027,906)
                                                            ------------ ------------- ------------  ------------  -----------------
    Net realized and unrealized  gain (loss) ..............     609,237      (609,278)      21,995             -           (403,033)
                                                            ------------ ------------- ------------  ------------  -----------------
    Net increase (decrease) in net assets from operations..  $  637,014   $  (528,040)  $   78,548    $   88,839    $      (460,793)
                                                            ============ ============= ============  ============  =================


                                                                                                      SMALL
                                                                                  INTERNATIONAL        CAP
                                                                  BALANCED (a)        EQUITY           VALUE           TREND
                                                                ---------------  ----------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends ..................................................   $      60,524    $       37,498    $    17,378    $           -
                                                                ---------------  ----------------  -------------  ---------------

EXPENSES:
  Mortality and expense risk fees ............................          27,552            21,913         18,341           55,616
  Administrative expense fees ................................           3,405             2,709          2,267            6,874
                                                                ---------------  ----------------  -------------  ---------------
    Total expenses ...........................................          30,957            24,622         20,608           62,490
                                                                ---------------  ----------------  -------------  ---------------
    Net investment income (loss) .............................          29,567            12,876         (3,230)         (62,490)
                                                                ---------------  ----------------  -------------  ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Realized gain distributions from portfolio sponsors ........         145,256            30,739         21,699          266,517
  Net realized gain (loss) from sales of investments .........         (78,695)           18,329        (10,120)         655,024
                                                                ---------------  ----------------  -------------  ---------------
    Net realized gain (loss) .................................          66,561            49,068         11,579          921,541
  Net unrealized gain (loss) .................................        (208,973)          (65,435)       227,648       (1,180,968)
                                                                ---------------  ----------------  -------------  ---------------
    Net realized and unrealized  gain (loss) .................        (142,412)          (16,367)       239,227         (259,427)
                                                                ---------------  ----------------  -------------  ---------------
    Net increase (decrease) in net assets from operations ....   $    (112,845)   $       (3,491)   $   235,997    $    (321,917)
                                                                ===============  ================  =============  ===============

* For the period 5/1/00 (date of initial investment) to 12/31/00.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2000

                                                               GLOBAL      STATEGIC                     EMERGING     CONVERTIBLE
                                                                BOND        INCOME          DEVON        MARKETS     SECURITIES
                                                             ----------  ------------  --------------  -----------  -------------
INVESTMENT INCOME:
  Dividends ...............................................   $    673    $  167,550    $     25,071   $   11,107    $    21,078
                                                             ----------  ------------  --------------  -----------  -------------

EXPENSES:
  Mortality and expense risk fees .........................      1,020        21,008          27,078        6,741          6,234
  Administrative expense fees .............................        126         2,596           3,347          833            771
                                                             ----------  ------------  --------------  -----------  -------------
    Total expenses ........................................      1,146        23,604          30,425        7,574          7,005
                                                             ----------  ------------  --------------  -----------  -------------
    Net investment income (loss) ..........................       (473)      143,946          (5,354)       3,533         14,073
                                                             ----------  ------------  --------------  -----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Realized gain distributions from portfolio sponsors .....          -            -                -            -              -
  Net realized gain (loss) from sales of investments ......       (356)     (88,656)         (76,100)       7,000          4,019
                                                             ----------  ------------  --------------  -----------  -------------
    Net realized gain (loss) ..............................       (356)     (88,656)         (76,100)       7,000          4,019
  Net unrealized gain (loss) ..............................      1,498     (128,756)        (232,046)    (161,132)        (6,542)
                                                             ----------  ------------  --------------  -----------  -------------
    Net realized and unrealized  gain (loss) ..............      1,142     (217,412)        (308,146)    (154,132)        (2,523)
                                                             ----------  ------------  --------------  -----------  -------------
    Net increase (decrease) in net assets from operations..   $    669    $ (73,466)    $   (313,500)  $ (150,599)   $    11,550
                                                             ==========  ============  ==============  ===========  =============


                                                                             SOCIAL                     SELECT
                                                                           AWARENESS        REIT      GROWTH (a)    U.S. GROWTH
                                                                         -------------  -----------  ------------  -------------
INVESTMENT INCOME:
  Dividends ..........................................................    $     1,569    $   1,099    $    1,275    $       499
                                                                         -------------  -----------  ------------  -------------
EXPENSES:
  Mortality and expense risk fees ....................................          7,443          709        32,324          7,312
  Administrative expense fees ........................................            920           87         3,995            904
                                                                         -------------  -----------  ------------  -------------
    Total expenses ...................................................          8,363          796        36,319          8,216
                                                                         -------------  -----------  ------------  -------------
    Net investment income (loss) .....................................         (6,794)         303       (35,044)        (7,717)
                                                                         -------------  -----------  ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Realized gain distributions from portfolio sponsors ................              -            -        51,892              -
  Net realized gain (loss) from sales of investments .................         14,235        2,640        28,617          6,538
                                                                         -------------  -----------  ------------  -------------
    Net realized gain (loss) .........................................         14,235        2,640        80,509          6,538
  Net unrealized gain (loss) .........................................        (69,902)       9,187      (744,813)       (50,635)
                                                                         -------------  -----------  ------------  -------------
    Net realized and unrealized  gain (loss) .........................        (55,667)      11,827      (664,304)       (44,097)
                                                                         -------------  -----------  ------------  -------------
    Net increase (decrease) in net assets from operations ............    $   (62,461)   $  12,130    $ (699,348)   $   (51,814)
                                                                         =============  ===========  ============  =============


* For the period 5/1/00 (date of initial investment) to 12/31/00.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2000

                                                                                                                           ALGER
                                                                                            AIM V.I.                     AMERICAN
                                                                AIM V.I.     AIM V.I.     INTERNATIONAL     AIM V.I.     LEVERAGED
                                                                 GROWTH*    HIGH YIELD*      EQUITY*         VALUE*       ALLCAP*
                                                               ----------  ------------  ---------------  -----------  ------------
INVESTMENT INCOME:
  Dividends .................................................   $     10    $    3,652    $         332    $     323    $        -
                                                               ----------  ------------  ---------------  -----------  ------------

EXPENSES:
  Mortality and expense risk fees ...........................        435           129              789        1,227           497
  Administrative expense fees ...............................         53            16               98          152            61
                                                               ----------  ------------  ---------------  -----------  ------------
    Total expenses ..........................................        488           145              887        1,379           558
                                                               ----------  ------------  ---------------  -----------  ------------
    Net investment income (loss) ............................       (478)        3,507             (555)      (1,056)         (558)
                                                               ----------  ------------  ---------------  -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Realized gain distributions from portfolio sponsors .......      3,483             -            8,501       11,233           186
  Net realized gain (loss) from sales of investments ........      1,107           (18)            (623)        (440)          (52)
                                                               ----------  ------------  ---------------  -----------  ------------
    Net realized gain (loss) ................................      4,590           (18)           7,878       10,793           134
  Net unrealized gain (loss) ................................    (26,974)       (7,327)         (34,001)     (42,967)      (20,855)
                                                               ----------  ------------  ---------------  -----------  ------------
    Net realized and unrealized  gain (loss) ................    (22,384)       (7,345)         (26,123)     (32,174)      (20,721)
                                                               ----------  ------------  ---------------  -----------  ------------
    Net increase (decrease) in net assets from operations ...   $(22,862)   $   (3,838)   $     (26,678)   $ (33,230)   $  (21,279)
                                                               ==========  ============  ===============  ===========  ============


                                                                            ALGER          ALGER                       ALLIANCE
                                                                          AMERICAN       AMERICAN         ALLIANCE      GROWTH
                                                                           MIDCAP          SMALL           GROWTH     AND INCOME
                                                                           GROWTH*     CAPITALIZATION*    CLASS B*      CLASS B*
                                                                        ------------   ---------------  -----------  -------------
INVESTMENT INCOME:
  Dividends ..........................................................   $        -     $           -    $       1    $        12
                                                                        ------------   ---------------  -----------  -------------

EXPENSES:
  Mortality and expense risk fees ....................................        1,464                15           86            676
  Administrative expense fees ........................................          181                 2           11             84
                                                                        ------------   ---------------  -----------  -------------
    Total expenses ...................................................        1,645                17           97            760
                                                                        ------------   ---------------  -----------  -------------
    Net investment income (loss) .....................................       (1,645)              (17)         (96)          (748)
                                                                        ------------   ---------------  -----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Realized gain distributions from portfolio sponsors ................          238               714          190            129
  Net realized gain (loss) from sales of investments .................           29                (9)         (66)            70
                                                                        ------------   ---------------  -----------  -------------
    Net realized gain (loss) .........................................          267               705          124            199
  Net unrealized gain (loss) .........................................      (23,262)           (1,184)      (3,649)         7,578
                                                                        ------------   ---------------  -----------  -------------
    Net realized and unrealized  gain (loss) .........................      (22,995)             (479)      (3,525)         7,777
                                                                        ------------   ---------------  -----------  -------------
    Net increase (decrease) in net assets from operations ............   $  (24,640)    $        (496)   $  (3,621)   $     7,029
                                                                        ============   ===============  ===========  =============


* For the period 5/1/00 (date of initial investment) to 12/31/00.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2000

                                                                                                                        MUTUAL
                                                                         ALLIANCE        ALLIANCE       FRANKLIN        SHARES
                                                                      PREMIER GROWTH    TECHNOLOGY      SMALL CAP     SECURITIES
                                                                         CLASS B*        CLASS B*       CLASS 2*        CLASS 2*
                                                                     ----------------  ------------  --------------  ------------
INVESTMENT INCOME:
  Dividends .......................................................   $            -    $        -    $          -    $        -
                                                                     ----------------  ------------  --------------  ------------

EXPENSES:
  Mortality and expense risk fees .................................              131           281             574            65
  Administrative expense fees .....................................               16            35              71             8
                                                                     ----------------  ------------  --------------  ------------
    Total expenses ................................................              147           316             645            73
                                                                     ----------------  ------------  --------------  ------------
    Net investment income (loss) ..................................             (147)         (316)           (645)         (73)
                                                                     ----------------  ------------  --------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Realized gain distributions from portfolio sponsors .............               99           105               -             -
  Net realized gain (loss) from sales of investments ..............              (54)       (1,837)           (239)           16
                                                                     ----------------  ------------  --------------  ------------
    Net realized gain (loss) ......................................               45        (1,732)           (239)           16
  Net unrealized gain (loss) ......................................           (6,422)      (23,044)        (17,995)        1,244
                                                                     ----------------  ------------  --------------  ------------
    Net realized and unrealized  gain (loss) ......................           (6,377)      (24,776)        (18,234)        1,260
                                                                     ----------------  ------------  --------------  ------------
    Net increase (decrease) in net assets from operations .........   $       (6,524)   $  (25,092)   $    (18,879)   $    1,187
                                                                     ================  ============  ==============  ============


                                                                        TEMPLETON      TEMPLETON       PIONEER        PIONEER
                                                                         GROWTH      INTERNATIONAL     EMERGING       MID-CAP
                                                                       SECURITIES     SECURITIES      MARKETS VCT    VALUE VCT
                                                                         CLASS 2*       CLASS 2*       CLASS II*     CLASS II*
                                                                      ------------  ---------------  -------------  -----------
INVESTMENT INCOME:
  Dividends ........................................................   $        -    $           -    $         -    $      15
                                                                      ------------  ---------------  -------------  -----------

EXPENSES:
  Mortality and expense risk fees ..................................           39               52             14           49
  Administrative expense fees ......................................            5                7              2            6
                                                                      ------------  ---------------  -------------  -----------
    Total expenses .................................................           44               59             16           55
                                                                      ------------  ---------------  -------------  -----------
    Net investment income (loss) ...................................          (44)             (59)           (16)         (40)
                                                                      ------------  ---------------  -------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
  Realized gain distributions from portfolio sponsors ..............            -                -             37          129
  Net realized gain (loss) from sales of investments ...............            5               10             (4)           2
                                                                      ------------  ---------------  -------------  -----------
    Net realized gain (loss) .......................................            5               10             33          131
  Net unrealized gain (loss) .......................................          534              892           (663)         761
                                                                      ------------  ---------------  -------------  -----------
    Net realized and unrealized  gain (loss) .......................          539              902           (630)         892
                                                                      ------------  ---------------  -------------  -----------
    Net increase (decrease) in net assets from operations ..........   $      495    $         843    $      (646)   $     852
                                                                      ============  ===============  =============  ===========


* For the period 5/1/00 (date of initial investment) to 12/31/00.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           GROWTH & INCOME                    HIGH YIELD (a)
                                                                       YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                     -----------------------------   ---------------------------
                                                                        2000            1999            2000          1999
                                                                     -------------   -------------   ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..................................  $     27,777    $     44,649    $     81,238  $    412,396
    Net realized gain (loss) ......................................       331,890         613,612        (547,328)     (437,557)
    Net unrealized gain (loss) ....................................       277,347      (1,019,631)        (61,950)     (158,819)
                                                                     -------------   -------------   ------------- -------------
    Net increase (decrease)  in net assets from operations ........       637,014        (361,370)       (528,040)     (183,980)
                                                                     -------------   -------------   ------------- -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments .........................................       610,260       1,592,922          49,351       465,972
    Withdrawals ...................................................      (897,604)       (453,693)       (314,297)     (477,789)
    Contract benefits .............................................      (160,191)       (184,220)       (293,957)     (162,744)
    Contract charges ..............................................        (2,085)         (2,328)         (1,186)       (1,541)
    Transfers between sub-accounts (including fixed account), net .      (378,957)     (1,568,466)       (685,623)   (1,145,727)
    Other transfers from (to) the General Account .................       340,705         220,466          46,040       296,574
    Net increase (decrease) in investment by Sponsor ..............             -               -               -             -
                                                                     -------------   -------------   ------------- -------------
    Net increase (decrease) in net assets from contract
       transactions ...............................................      (487,872)       (395,319)     (1,199,672)   (1,025,255)
                                                                     -------------   -------------   ------------- -------------
    Net increase (decrease) in net assets .........................       149,142        (756,689)     (1,727,712)   (1,209,235)

NET ASSETS:
  Beginning of year ...............................................     7,092,942       7,849,631       4,125,084     5,334,319
                                                                     -------------   -------------   ------------- -------------
  End of year .....................................................  $  7,242,084    $  7,092,942    $  2,397,372  $  4,125,084
                                                                     =============   =============   ============= =============


                                                                         CAPITAL RESERVES                    CASH RESERVE
                                                                      YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                    -----------------------------  -----------------------------
                                                                       2000            1999            2000           1999
                                                                    -------------  --------------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .................................  $     56,553   $      60,711   $      88,839   $     80,812
    Net realized gain (loss) .....................................       (29,562)        (24,751)              -              -
    Net unrealized gain (loss) ...................................        51,557         (54,917)              -              -
                                                                    -------------  --------------  --------------  -------------
    Net increase (decrease)  in net assets from operations .......        78,548         (18,957)         88,839         80,812
                                                                    -------------  --------------  --------------  -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ........................................       415,830         750,951       1,086,647      1,198,545
    Withdrawals ..................................................      (145,395)        (77,509)       (899,677)      (137,113)
    Contract benefits ............................................      (207,193)        (98,005)        (43,619)        (4,404)
    Contract charges .............................................          (200)           (240)           (388)          (367)
    Transfers between sub-accounts (including fixed account), net.      (216,921)       (819,257)     (2,010,761)       201,241
    Other transfers from (to) the General Account ................        60,349          81,814        (196,239)      (111,220)
    Net increase (decrease) in investment by Sponsor .............             -               -               -              -
                                                                    -------------  --------------  --------------  -------------
    Net increase (decrease) in net assets from contract
       transactions ..............................................       (93,530)       (162,246)     (2,064,037)     1,146,682
                                                                    -------------  --------------  --------------  -------------
    Net increase (decrease) in net assets ........................       (14,982)       (181,203)     (1,975,198)     1,227,494

NET ASSETS:
  Beginning of year ..............................................     1,184,321       1,365,524       3,118,006      1,890,512
                                                                    -------------  --------------  --------------  -------------
  End of year ....................................................  $  1,169,339   $   1,184,321   $   1,142,808   $  3,118,006
                                                                    =============  ==============  ==============  =============


                                                                     GROWTH OPPORTUNITIES (a)
                                                                      YEAR ENDED DECEMBER 31,
                                                                    ------------------------------
                                                                       2000             1999
                                                                    -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .................................  $    (57,760)  $      (26,473)
    Net realized gain (loss) .....................................       624,873          137,510
    Net unrealized gain (loss) ...................................    (1,027,906)       1,094,520
                                                                    -------------  ---------------
    Net increase (decrease)  in net assets from operations .......      (460,793)       1,205,557
                                                                    -------------  ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ........................................       319,872          315,852
    Withdrawals ..................................................      (400,100)        (105,672)
    Contract benefits ............................................      (168,482)         (18,312)
    Contract charges .............................................        (1,190)            (739)
    Transfers between sub-accounts (including fixed account), net.       643,594          749,154
    Other transfers from (to) the General Account ................        71,598           97,083
    Net increase (decrease) in investment by Sponsor .............             -                -
                                                                    -------------  ---------------
    Net increase (decrease) in net assets from contract
       transactions ..............................................       465,292        1,037,366
                                                                    -------------  ---------------
    Net increase (decrease) in net assets ........................         4,499        2,242,923

NET ASSETS:
  Beginning of year ..............................................     3,471,097        1,228,174
                                                                    -------------  ---------------
  End of year ....................................................  $  3,475,596   $    3,471,097
                                                                    =============  ===============

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K


                                                                          BALANCED (a)                  INTERNATIONAL EQUITY
                                                                    YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                                  ------------------------------   -------------------------------
                                                                     2000             1999             2000             1999
                                                                  -------------   --------------   --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
   Net investment income (loss) ................................. $     29,567    $      13,571    $      12,876   $        3,521
   Net realized gain (loss) .....................................       66,561          110,889           49,068           47,630
   Net unrealized gain (loss) ...................................     (208,973)        (356,807)         (65,435)         106,481
                                                                  -------------   --------------   --------------  ---------------
   Net increase (decrease)  in net assets from operations .......     (112,845)        (232,347)          (3,491)         157,632
                                                                  -------------   --------------   --------------  ---------------

FROM CONTRACT TRANSACTIONS:
   Net purchase payments ........................................      254,831          543,696          261,066          442,531
   Withdrawals ..................................................     (420,119)         (95,276)        (206,902)         (95,457)
   Contract benefits ............................................     (150,942)         (86,559)         (15,087)         (55,715)
   Contract charges .............................................         (890)            (924)            (487)            (468)
   Transfers between sub-accounts (including fixed account), net.       (5,546)         (26,702)         162,462           27,726
   Other transfers from (to) the General Account ................       78,411          107,093           68,545           75,740
   Net increase (decrease) in investment by Sponsor .............            -                -                -                -
                                                                  -------------   --------------   --------------  ---------------
   Net increase (decrease) in net assets from contract
      transactions ..............................................     (244,255)         441,328          269,597          394,357
                                                                  -------------   --------------   --------------  ---------------
   Net increase (decrease) in net assets ........................     (357,100)         208,981          266,106          551,989

NET ASSETS:
 Beginning of year ..............................................    2,417,478        2,208,497        1,548,273          996,284
                                                                  -------------   --------------   --------------  ---------------
 End of year .................................................... $  2,060,378    $   2,417,478    $   1,814,379   $    1,548,273
                                                                  =============   ==============   ==============  ===============


                                                                               SMALL
                                                                             CAP VALUE                         TREND
                                                                      YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                    ------------------------------  ------------------------------
                                                                       2000             1999           2000             1999
                                                                    -------------  ---------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .................................  $     (3,230)  $       (3,166)  $    (62,490)  $      (43,397)
    Net realized gain (loss) .....................................        11,579          (32,545)       921,541          471,227
    Net unrealized gain (loss) ...................................       227,648          (89,282)    (1,180,968)       1,345,295
                                                                    -------------  ---------------  -------------  ---------------
    Net increase (decrease)  in net assets from operations .......       235,997         (124,993)      (321,917)       1,773,125
                                                                    -------------  ---------------  -------------  ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ........................................       126,572          367,777        433,798          229,544
    Withdrawals ..................................................      (143,242)         (77,305)    (1,608,983)        (933,942)
    Contract benefits ............................................       (44,177)         (27,302)       (14,700)        (114,130)
    Contract charges .............................................          (503)            (488)        (1,188)            (746)
    Transfers between sub-accounts (including fixed account), net.        25,624         (117,134)       417,270        1,192,948
    Other transfers from (to) the General Account ................        45,121           53,821         18,823           27,044
    Net increase (decrease) in investment by Sponsor .............             -                -              -                -
                                                                    -------------  ---------------  -------------  ---------------
    Net increase (decrease) in net assets from contract
       transactions ..............................................         9,395          199,369       (754,980)         400,718
                                                                    -------------  ---------------  -------------  ---------------
    Net increase (decrease) in net assets ........................       245,392           74,376     (1,076,897)       2,173,843

NET ASSETS:
  Beginning of year ..............................................     1,404,278        1,329,902      4,487,087        2,313,244
                                                                    -------------  ---------------  -------------  ---------------
  End of year ....................................................  $  1,649,670   $    1,404,278   $  3,410,190   $    4,487,087
                                                                    =============  ===============  =============  ===============


                                                                            GLOBAL BOND
                                                                        YEAR ENDED DECEMBER 31,
                                                                     -----------------------------
                                                                       2000             1999
                                                                     ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ................................... $      (473)   $       2,771
    Net realized gain (loss) .......................................        (356)          (2,826)
    Net unrealized gain (loss) .....................................       1,498           (4,475)
                                                                     ------------   --------------
    Net increase (decrease)  in net assets from operations .........         669           (4,530)
                                                                     ------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................           -           61,893
    Withdrawals ....................................................      (1,291)          (2,171)
    Contract benefits ..............................................           -          (35,273)
    Contract charges ...............................................          (6)              (5)
    Transfers between sub-accounts (including fixed account), net ..      12,326           17,252
    Other transfers from (to) the General Account ..................      13,492           (3,847)
    Net increase (decrease) in investment by Sponsor ...............           -                -
                                                                     ------------   --------------
    Net increase (decrease) in net assets from contract
       transactions ................................................      24,521           37,849
                                                                     ------------   --------------
    Net increase (decrease) in net assets ..........................      25,190           33,319

NET ASSETS:
  Beginning of year ................................................      69,977           36,658
                                                                     ------------   --------------
  End of year ...................................................... $    95,167    $      69,977
                                                                     ============   ==============

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                            SEPARATE ACCOUNT VA-K

                                                                            STATEGIC INCOME                      DEVON
                                                                         YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                       -------------------------------  ---------------------------
                                                                          2000              1999           2000          1999
                                                                       -------------    --------------  ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $    143,946     $      83,740   $     (5,354) $    (21,613)
    Net realized gain (loss) .......................................        (88,656)          (29,076)       (76,100)       31,518
    Net unrealized gain (loss) .....................................       (128,756)         (151,476)      (232,046)     (326,940)
                                                                       -------------    --------------  ------------- -------------
    Net increase (decrease)  in net assets from operations .........        (73,466)          (96,812)      (313,500)     (317,035)
                                                                       -------------    --------------  ------------- -------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         60,032           324,332        132,973       417,684
    Withdrawals ....................................................       (205,130)         (206,609)       (62,622)      (35,920)
    Contract benefits ..............................................        (93,372)          (79,956)       (70,557)       (9,154)
    Contract charges ...............................................           (429)             (511)          (477)         (501)
    Transfers between sub-accounts (including fixed account), net ..        (97,043)          (39,115)      (474,019)      (31,762)
    Other transfers from (to) the General Account ..................          8,803            94,431         67,105       131,179
    Net increase (decrease) in investment by Sponsor ...............              -                 -              -             -
                                                                       -------------    --------------  ------------- -------------
    Net increase (decrease) in net assets from contract
       transactions ................................................       (327,139)           92,572       (407,597)      471,526
                                                                       -------------    --------------  ------------- -------------
    Net increase (decrease) in net assets ..........................       (400,605)           (4,240)      (721,097)      154,491

NET ASSETS:
  Beginning of year ................................................      1,911,709         1,915,949      2,557,779     2,403,288
                                                                       -------------    --------------  ------------- -------------
  End of year ......................................................   $  1,511,104     $   1,911,709   $  1,836,682  $  2,557,779
                                                                       =============    ==============  ============= =============

                                                                           EMERGING MARKETS            CONVERTIBLE SECURITIES
                                                                        YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       --------------------------  ------------------------------
                                                                         2000          1999           2000             1999
                                                                       ------------  ------------  -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $     3,533   $    (2,878)  $     14,073   $        9,533
    Net realized gain (loss) .......................................         7,000        58,805          4,019           (2,239)
    Net unrealized gain (loss) .....................................      (161,132)      134,668         (6,542)          19,115
                                                                       ------------  ------------  -------------  ---------------
    Net increase (decrease)  in net assets from operations .........      (150,599)      190,595         11,550           26,409
                                                                       ------------  ------------  -------------  ---------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................        19,978       179,259         11,116          137,502
    Withdrawals ....................................................       (24,506)       (6,953)       (94,341)         (67,314)
    Contract benefits ..............................................             -             -        (46,932)               -
    Contract charges ...............................................           (80)         (163)          (141)            (103)
    Transfers between sub-accounts (including fixed account), net ..         3,904        74,926         25,032          (30,589)
    Other transfers from (to) the General Account ..................        16,042        24,753         23,910           24,584
    Net increase (decrease) in investment by Sponsor ...............             -             -              -                -
                                                                       ------------  ------------  -------------  ---------------
    Net increase (decrease) in net assets from contract
       transactions ................................................        15,338       271,822        (81,356)          64,080
                                                                       ------------  ------------  -------------  ---------------
    Net increase (decrease) in net assets ..........................      (135,261)      462,417        (69,806)          90,489

NET ASSETS:
  Beginning of year ................................................       554,773        92,356        513,057          422,568
                                                                       ------------  ------------  -------------  ---------------
  End of year ......................................................   $   419,512   $   554,773   $    443,251   $      513,057
                                                                       ============  ============  =============  ===============


                                                                            SOCIAL AWARENESS
                                                                          YEAR ENDED DECEMBER 31,
                                                                       -----------------------------
                                                                         2000             1999
                                                                       ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ...................................   $    (6,794)   $      (5,920)
    Net realized gain (loss) .......................................        14,235           23,438
    Net unrealized gain (loss) .....................................       (69,902)          48,152
                                                                       ------------   --------------
    Net increase (decrease)  in net assets from operations .........       (62,461)          65,670
                                                                       ------------   --------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ..........................................         7,859          140,249
    Withdrawals ....................................................       (34,866)         (18,010)
    Contract benefits ..............................................       (40,626)         (21,294)
    Contract charges ...............................................          (149)            (142)
    Transfers between sub-accounts (including fixed account), net ..        35,513         (153,762)
    Other transfers from (to) the General Account ..................         5,875           10,622
    Net increase (decrease) in investment by Sponsor ...............             -                -
                                                                       ------------   --------------
    Net increase (decrease) in net assets from contract
       transactions ................................................       (26,394)         (42,337)
                                                                       ------------   --------------
    Net increase (decrease) in net assets ..........................       (88,855)          23,333

NET ASSETS:
  Beginning of year ................................................       594,535          571,202
                                                                       ------------   --------------
  End of year ......................................................   $   505,680    $     594,535
                                                                       ============   ==============

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K


                                                                                            REIT
                                                                                YEAR ENDED        PERIOD FROM
                                                                             DECEMBER 31, 2000  8/20/99* TO 12/31/99
                                                                             -----------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .........................................   $           303    $              (141)
    Net realized gain (loss) .............................................              2,640                    (9)
    Net unrealized gain (loss) ...........................................              9,187                (1,160)
                                                                             -----------------  --------------------
    Net increase (decrease)  in net assets from operations ...............             12,130                 (1,310)
                                                                             -----------------  --------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ................................................                  -                 28,944
    Withdrawals ..........................................................            (33,881)                     -
    Contract benefits ....................................................                  -                      -
    Contract charges .....................................................                 (4)                     -
    Transfers between sub-accounts (including fixed account), net ........             37,937                    309
    Other transfers from (to) the General Account ........................             11,328                      -
    Net increase (decrease) in investment by Sponsor .....................                  -                      -
                                                                             -----------------  --------------------
    Net increase (decrease) in net assets from contract transactions .....             15,380                 29,253
                                                                             -----------------  --------------------
    Net increase (decrease) in net assets ................................             27,510                 27,943

NET ASSETS:
  Beginning of year ......................................................             27,943                      -
                                                                             -----------------  --------------------
  End of year ............................................................   $         55,453   $             27,943
                                                                             =================  ====================


                                                                                        SELECT GROWTH (a)
                                                                                                     PERIOD FROM
                                                                                 YEAR ENDED           5/3/99* TO
                                                                              DECEMBER 31, 2000       12/31/99
                                                                              ------------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .........................................    $         (35,044)  $        (3,054)
    Net realized gain (loss) .............................................               80,509             8,792
    Net unrealized gain (loss) ...........................................             (744,813)          279,499
                                                                              ------------------  ----------------
    Net increase (decrease)  in net assets from operations ...............             (699,348)          285,237
                                                                              ------------------  ----------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ................................................              507,578            10,984
    Withdrawals ..........................................................             (127,991)           (5,378)
    Contract benefits ....................................................              (29,322)                -
    Contract charges .....................................................                 (601)              (20)
    Transfers between sub-accounts (including fixed account), net ........              768,600         1,382,384
    Other transfers from (to) the General Account ........................               22,865           (90,557)
    Net increase (decrease) in investment by Sponsor .....................                    -               (27)
                                                                              ------------------  ----------------
    Net increase (decrease) in net assets from contract transactions .....            1,141,129         1,297,386
                                                                              ------------------  ----------------
    Net increase (decrease) in net assets ................................              441,781         1,582,623

NET ASSETS:
  Beginning of year ......................................................            1,582,623                 -
                                                                              ------------------  ----------------
  End of year ............................................................    $       2,024,404   $     1,582,623
                                                                              ==================  ================


                                                                                            U.S. GROWTH
                                                                                                        PERIOD FROM
                                                                                    YEAR ENDED          11/16/99* TO
                                                                                 DECEMBER 31, 2000        12/31/99
                                                                                -------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .........................................      $           (7,717)  $           (127)
    Net realized gain (loss) .............................................                   6,538                  -
    Net unrealized gain (loss) ...........................................                 (50,635)             6,423
                                                                                -------------------  -----------------
    Net increase (decrease)  in net assets from operations ...............                 (51,814)             6,296
                                                                                -------------------  -----------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ................................................                  38,756                  -
    Withdrawals ..........................................................                (162,464)              (355)
    Contract benefits ....................................................                       -                  -
    Contract charges .....................................................                     (85)                 -
    Transfers between sub-accounts (including fixed account), net ........                 486,170            247,254
    Other transfers from (to) the General Account ........................                      63                  -
    Net increase (decrease) in investment by Sponsor .....................                  (2,401)             2,000
                                                                                -------------------  -----------------
    Net increase (decrease) in net assets from contract transactions .....                 360,039            248,899
                                                                                -------------------  -----------------
    Net increase (decrease) in net assets ................................                 308,225            255,195

NET ASSETS:
  Beginning of year ......................................................                 255,195                  -
                                                                                -------------------  -----------------
  End of year ............................................................      $          563,420   $        255,195
                                                                                ===================  =================

                                                                                                       AIM V.I.
                                                                                  AIM V.I. GROWTH     HIGH YIELD
                                                                                    PERIOD FROM       PERIOD FROM
                                                                                    5/1/00* TO         5/1/00* TO
                                                                                     12/31/00          12/31/00
                                                                                  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .........................................        $          (478)  $         3,507
    Net realized gain (loss) .............................................                  4,590               (18)
    Net unrealized gain (loss) ...........................................                (26,974)           (7,327)
                                                                                  ----------------  ----------------
    Net increase (decrease)  in net assets from operations ...............                (22,862)           (3,838)
                                                                                  ----------------  ----------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments ................................................                 38,331             8,739
    Withdrawals ..........................................................                      -                 -
    Contract benefits ....................................................                      -                 -
    Contract charges .....................................................                      -                 -
    Transfers between sub-accounts (including fixed account), net ........                 72,408            21,419
    Other transfers from (to) the General Account ........................                 13,128                 -
    Net increase (decrease) in investment by Sponsor .....................                    497             2,000
                                                                                  ----------------  ----------------
    Net increase (decrease) in net assets from contract transactions .....                124,364            32,158
                                                                                  ----------------  ----------------
    Net increase (decrease) in net assets ................................                101,502            28,320

NET ASSETS:
  Beginning of year ......................................................                      -                 -
                                                                                  ----------------  ----------------
  End of year ............................................................        $       101,502   $        28,320
                                                                                  ================  ================


                                                                                        AIM V.I.
                                                                                  INTERNATIONAL EQUITY
                                                                                       PERIOD FROM
                                                                                   5/1/00* TO 12/31/00
                                                                                  ----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..........................................       $                (555)
    Net realized gain (loss) ..............................................                       7,878
    Net unrealized gain (loss) ............................................                     (34,001)
                                                                                  ----------------------
    Net increase (decrease)  in net assets from operations ................                     (26,678)
                                                                                  ----------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments .................................................                      11,631
    Withdrawals ...........................................................                        (222)
    Contract benefits .....................................................                           -
    Contract charges ......................................................                           -
    Transfers between sub-accounts (including fixed account), net .........                     145,289
    Other transfers from (to) the General Account .........................                           -
    Net increase (decrease) in investment by Sponsor ......................                          94
                                                                                  ----------------------
    Net increase (decrease) in net assets from contract transactions ......                     156,792
                                                                                  ----------------------
    Net increase (decrease) in net assets .................................                     130,114

NET ASSETS:
  Beginning of year .......................................................                           -
                                                                                  ----------------------
  End of year .............................................................       $             130,114
                                                                                  ======================

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K


                                                                                                             ALGER
                                                                                                            AMERICAN
                                                                                                           LEVERAGED
                                                                                      AIM V.I. VALUE         ALLCAP
                                                                                        PERIOD FROM       PERIOD FROM
                                                                                        5/1/00* TO         5/1/00* TO
                                                                                         12/31/00           12/31/00
                                                                                      ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..........................................           $        (1,056)  $           (558)
    Net realized gain (loss) ..............................................                    10,793                134
    Net unrealized gain (loss) ............................................                   (42,967)           (20,855)
                                                                                      ----------------  -----------------
    Net increase (decrease)  in net assets from operations ................                   (33,230)           (21,279)
                                                                                      ----------------  -----------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments .................................................                    87,504                  -
    Withdrawals ...........................................................                      (912)                 -
    Contract benefits .....................................................                         -                  -
    Contract charges ......................................................                       (11)                 -
    Transfers between sub-accounts (including fixed account), net .........                   200,362             89,226
    Other transfers from (to) the General Account .........................                         -                  -
    Net increase (decrease) in investment by Sponsor ......................                       129              2,000
                                                                                      ----------------  -----------------
    Net increase (decrease) in net assets from contract transactions ......                   287,072             91,226
                                                                                      ----------------  -----------------
    Net increase (decrease) in net assets .................................                   253,842             69,947

NET ASSETS:
  Beginning of year .......................................................                         -                  -
                                                                                      ----------------  -----------------
  End of year .............................................................           $       253,842   $         69,947
                                                                                      ================  =================


                                                                                             ALGER              ALGER
                                                                                           AMERICAN           AMERICAN
                                                                                            MIDCAP              SMALL
                                                                                            GROWTH         CAPITALIZATION
                                                                                          PERIOD FROM        PERIOD FROM
                                                                                           5/1/00* TO         5/1/00* TO
                                                                                            12/31/00           12/31/00
                                                                                        ----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..........................................             $        (1,645)  $             (17)
    Net realized gain (loss) ..............................................                         267                 705
    Net unrealized gain (loss) ............................................                     (23,262)             (1,184)
                                                                                        ----------------  ------------------
    Net increase (decrease)  in net assets from operations ................                     (24,640)               (496)
                                                                                        ----------------  ------------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments .................................................                      35,118                   -
    Withdrawals ...........................................................                      (2,097)                  -
    Contract benefits .....................................................                           -                   -
    Contract charges ......................................................                          (5)                  -
    Transfers between sub-accounts (including fixed account), net .........                     269,837                   -
    Other transfers from (to) the General Account .........................                           -                   -
    Net increase (decrease) in investment by Sponsor ......................                         (92)              2,000
                                                                                        ----------------  ------------------
    Net increase (decrease) in net assets from contract transactions ......                     302,761               2,000
                                                                                        ----------------  ------------------
    Net increase (decrease) in net assets .................................                     278,121               1,504

NET ASSETS:
  Beginning of year .......................................................                           -                   -
                                                                                        ----------------  ------------------
  End of year .............................................................             $       278,121   $           1,504
                                                                                        ================  ==================


                                                                                                                 ALLIANCE
                                                                                              ALLIANCE            GROWTH
                                                                                               GROWTH           AND INCOME
                                                                                               CLASS B            CLASS B
                                                                                             PERIOD FROM        PERIOD FROM
                                                                                             5/1/00* TO         5/1/00* TO
                                                                                              12/31/00            12/31/00
                                                                                          ------------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..........................................               $             (96)  $          (748)
    Net realized gain (loss) ..............................................                             124               199
    Net unrealized gain (loss) ............................................                          (3,649)            7,578
                                                                                          ------------------  ----------------
    Net increase (decrease)  in net assets from operations ................                          (3,621)            7,029
                                                                                          ------------------  ----------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments .................................................                               -            12,879
    Withdrawals ...........................................................                            (476)             (634)
    Contract benefits .....................................................                               -                 -
    Contract charges ......................................................                               -                (6)
    Transfers between sub-accounts (including fixed account), net .........                          19,149           110,882
    Other transfers from (to) the General Account .........................                               -            11,486
    Net increase (decrease) in investment by Sponsor ......................                           2,000               (69)
                                                                                          ------------------  ----------------
    Net increase (decrease) in net assets from contract transactions ......                          20,673           134,538
                                                                                          ------------------  ----------------
    Net increase (decrease) in net assets .................................                          17,052           141,567

NET ASSETS:
  Beginning of year .......................................................                               -                 -
                                                                                          ------------------  ----------------
  End of year .............................................................               $          17,052   $       141,567
                                                                                          ==================  ================


                                                                                                ALLIANCE           ALLIANCE
                                                                                             PREMIER GROWTH       TECHNOLOGY
                                                                                                 CLASS B            CLASS B
                                                                                               PERIOD FROM        PERIOD FROM
                                                                                                5/1/00* TO         5/1/00* TO
                                                                                                 12/31/00          12/31/00
                                                                                            ------------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ..........................................                 $            (147)  $          (316)
    Net realized gain (loss) ..............................................                                45            (1,732)
    Net unrealized gain (loss) ............................................                            (6,422)          (23,044)
                                                                                            ------------------  ----------------
    Net increase (decrease)  in net assets from operations ................                            (6,524)          (25,092)
                                                                                            ------------------  ----------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments .................................................                             4,479            12,820
    Withdrawals ...........................................................                              (422)           (5,730)
    Contract benefits .....................................................                                 -                 -
    Contract charges ......................................................                               (10)              (21)
    Transfers between sub-accounts (including fixed account), net .........                            29,043            62,113
    Other transfers from (to) the General Account .........................                                 -                 -
    Net increase (decrease) in investment by Sponsor ......................                             2,000             2,000
                                                                                            ------------------  ----------------
    Net increase (decrease) in net assets from contract transactions ......                            35,090            71,182
                                                                                            ------------------  ----------------
    Net increase (decrease) in net assets .................................                            28,566            46,090

NET ASSETS:
  Beginning of year .......................................................                                 -                 -
                                                                                            ------------------  ----------------
  End of year .............................................................                 $          28,566   $        46,090
                                                                                            ==================  ================

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                             SEPARATE ACCOUNT VA-K


                                                                                                                   MUTUAL
                                                                                                FRANKLIN           SHARES
                                                                                                SMALL CAP        SECURITIES
                                                                                                 CLASS 2           CLASS 2
                                                                                               PERIOD FROM       PERIOD FROM
                                                                                                5/1/00* TO        5/1/00* TO
                                                                                                 12/31/00          12/31/00
                                                                                             ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ......................................................      $          (645)  $           (73)
    Net realized gain (loss) ..........................................................                 (239)               16
    Net unrealized gain (loss) ........................................................              (17,995)            1,244
                                                                                             ----------------  ----------------
    Net increase (decrease)  in net assets from operations ............................              (18,879)            1,187
                                                                                             ----------------  ----------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments .............................................................                8,739            12,879
    Withdrawals .......................................................................                 (129)             (336)
    Contract benefits .................................................................                    -                 -
    Contract charges ..................................................................                    -                 -
    Transfers between sub-accounts (including fixed account), net .....................               99,931               646
    Other transfers from (to) the General Account .....................................                    -                 -
    Net increase (decrease) in investment by Sponsor ..................................                  (41)            2,000
                                                                                             ----------------  ----------------
    Net increase (decrease) in net assets from contract transactions ..................              108,500            15,189
                                                                                             ----------------  ----------------
    Net increase (decrease) in net assets .............................................               89,621            16,376

NET ASSETS:
  Beginning of year ...................................................................                    -                 -
                                                                                             ----------------  ----------------
  End of year .........................................................................      $        89,621   $        16,376
                                                                                             ================  ================


                                                                                                  TEMPLETON         TEMPLETON
                                                                                                   GROWTH         INTERNATIONAL
                                                                                                 SECURITIES        SECURITIES
                                                                                                   CLASS 2           CLASS 2
                                                                                                 PERIOD FROM       PERIOD FROM
                                                                                                 5/1/00* TO         5/1/00* TO
                                                                                                  12/31/00           12/31/00
                                                                                               ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ......................................................        $           (44)  $           (59)
    Net realized gain (loss) ..........................................................                      5                10
    Net unrealized gain (loss) ........................................................                    534               892
                                                                                               ----------------  ----------------
    Net increase (decrease)  in net assets from operations ............................                    495               843
                                                                                               ----------------  ----------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments .............................................................                  6,440            16,720
    Withdrawals .......................................................................                   (166)                -
    Contract benefits .................................................................                      -                 -
    Contract charges ..................................................................                      -                 -
    Transfers between sub-accounts (including fixed account), net .....................                      -              (464)
    Other transfers from (to) the General Account .....................................                      -                 -
    Net increase (decrease) in investment by Sponsor ..................................                  2,000             2,000
                                                                                               ----------------  ----------------
    Net increase (decrease) in net assets from contract transactions ..................                  8,274            18,256
                                                                                               ----------------  ----------------
    Net increase (decrease) in net assets .............................................                  8,769            19,099

NET ASSETS:
  Beginning of year ...................................................................                      -                 -
                                                                                               ----------------  ----------------
  End of year .........................................................................        $         8,769   $        19,099
                                                                                               ================  ================


                                                                                                     PIONEER           PIONEER
                                                                                                    EMERGING           MID-CAP
                                                                                                   MARKETS VCT        VALUE VCT
                                                                                                    CLASS II          CLASS II
                                                                                                   PERIOD FROM       PERIOD FROM
                                                                                                   5/1/00* TO         5/1/00* TO
                                                                                                    12/31/00           12/31/00
                                                                                                 ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ......................................................          $           (16)  $           (40)
    Net realized gain (loss) ..........................................................                       33               131
    Net unrealized gain (loss) ........................................................                     (663)              761
                                                                                                 ----------------  ----------------
    Net increase (decrease)  in net assets from operations ............................                     (646)              852
                                                                                                 ----------------  ----------------

  FROM CONTRACT TRANSACTIONS:
    Net purchase payments .............................................................                        -                 -
    Withdrawals .......................................................................                        -              (235)
    Contract benefits .................................................................                        -                 -
    Contract charges ..................................................................                        -                 -
    Transfers between sub-accounts (including fixed account), net .....................                        -             7,252
    Other transfers from (to) the General Account .....................................                        -                 -
    Net increase (decrease) in investment by Sponsor ..................................                    2,000             2,000
                                                                                                 ----------------  ----------------
    Net increase (decrease) in net assets from contract transactions ..................                    2,000             9,017
                                                                                                 ----------------  ----------------
    Net increase (decrease) in net assets .............................................                    1,354             9,869

NET ASSETS:
  Beginning of year ...................................................................                        -                 -
                                                                                                 ----------------  ----------------
  End of year .........................................................................          $         1,354   $         9,869
                                                                                                 ================  ================

* Date of initial investment.
(a) Name changed.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                              SEPARATE ACCOUNT VA-K
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account VA-K, which funds the Delaware Medallion variable annuity contracts (the Delaware contracts) in addition to other contracts (the Allmerica Advantage, ExecAnnuity Plus and Allmerica Immediate Advantage variable annuity contracts), is a separate investment account of First Allmerica Financial Life Insurance Company (the Company), established on April 1, 1994 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Separate Account VA-K are clearly identified and distinguished from the other assets and liabilities of the Company. Separate Account VA-K cannot be charged with liabilities arising out of any other business of the Company.

     Separate Account VA-K is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Separate Account VA-K currently offers thirty-five Sub-Accounts under the Delaware contracts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Delaware Group Premium Fund (DGPF), managed by Delaware Management Company, or Delaware International Advisers Ltd.; or of the AIM Variable Insurance Funds
(AVIF) managed by A I M Advisors, Inc.; or of The Alger American Fund (Alger) managed by Fred Alger Management, Inc.; or of the Alliance Variable Products Series Fund (Alliance), managed by Alliance Capital Management, L.P.; or of the Franklin Templeton Variable Insurance Products Trust (FT VIP) managed by Templeton Global Advisors Limited or Templeton Investment Counsel, Inc.; or of the Pioneer Variable Contracts Trust (Pioneer VCT) managed by Pioneer Investment Management, Inc.. DGPF, AVIF, Alger, Alliance, FT VIP, and Pioneer VCT (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

     Effective May 1, 2000, Delchester was renamed High Yield, Delcap was renamed Growth Opportunities, Delaware Balanced was renamed Balanced, and Aggressive Growth was renamed Select Growth.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by Separate Account VA-K in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return. The Company anticipates no tax liability resulting from the operations of Separate Account VA-K. Therefore, no provision for income taxes has been charged against Separate Account VA-K.

                              SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 - INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 2000 were as follows:

                                                                       PORTFOLIO INFORMATION
                                                       ----------------------------------------------------
                                                                                               NET ASSET
                                                          NUMBER OF          AGGREGATE           VALUE
INVESTMENT PORTFOLIO                                        SHARES              COST           PER SHARE
--------------------                                   ----------------  ----------------  ----------------
Growth & Income ..................................              428,526   $     7,312,454   $        16.900
High Yield (a) ...................................              399,562         3,116,947             6.000
Capital Reserves .................................              122,514         1,166,202             9.530
Cash Reserve .....................................              114,109         1,141,091            10.000
Growth Opportunities (a) .........................              144,877         3,219,912            23.990
Balanced (a) .....................................              135,107         2,320,700            15.250
International Equity .............................              101,136         1,655,205            17.940
Small Cap Value ..................................               93,466         1,435,743            17.650
Trend ............................................              114,436         2,996,039            29.800
Global Bond ......................................                9,781            98,146             9.730
Strategic Income .................................              177,568         1,781,370             8.510
Devon ............................................              154,603         2,125,159            11.880
Emerging Markets .................................               66,484           479,969             6.310
Convertible Securities ...........................               38,644           431,561            11.470
Social Awareness .................................               34,191           489,511            14.790
REIT .............................................                5,032            47,426            11.020
Select Growth (a) ................................              185,896         2,489,718            10.890
U. S. Growth .....................................               55,564           607,632            10.140
AIM V.I. Growth ..................................                4,090           128,476            24.820
AIM V.I. High Yield ..............................                4,453            35,647             6.360
AIM V.I. International Equity ....................                6,467           164,115            20.120
AIM V.I. Value ...................................                9,295           296,809            27.310
Alger American Leveraged AllCap ..................                1,803            90,802            38.800
Alger American MidCap Growth .....................                9,083           301,383            30.620
Alger American Small Capitalization ..............                   64             2,688            23.490
Alliance Growth Class B ..........................                  682            20,701            24.990
Alliance Growth and Income Class B ...............                6,139           133,989            23.060
Alliance Premier Growth Class B ..................                  895            34,988            31.930
Alliance Technology Class B ......................                1,851            69,134            24.900
Franklin Small Cap Class 2 .......................                4,239           107,616            21.140
Mutual Shares Securities Class 2 .................                1,152            15,132            14.220
Templeton Growth Securities Class 2 ..............                  640             8,235            13.700
Templeton International Securities Class 2 .......                1,023            18,207            18.670
Pioneer Emerging Markets VCT Class II ............                  112             2,017            12.080
Pioneer Mid-Cap Value VCT Class II ...............                  556             9,108            17.750

(a) Name changed.  See Note 1.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     A contract fee is currently deducted on the contract anniversary and upon full surrender of the contract when the accumulated value is $50,000 or less on contracts issued on Form A3019-94 and Form A3022-93 (Delaware Medallion I & II) and less than $50,000 on contracts issued on Form A3025-96 (Delaware Medallion
III). The fee is currently waived for the above contracts issued to and maintained by the trustee of a 401(k) plan.

     Allmerica Investments, Inc., (Allmerica Investments), an indirect wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Separate Account VA-K, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of Allmerica Investments and to certain independent broker-dealers. The Delaware Medallion I, II, and III products have a contingent deferred sales charge and no deduction is made for sales charges at the time of sale.

                              SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:

                                                                    YEAR ENDED DECEMBER 31,
                                                          2000                                  1999
                                           ----------------------------------    ----------------------------------
                                                 UNITS             AMOUNT             UNITS              AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
Growth & Income
  Issuance of Units ....................           880,060    $     1,818,780          1,409,110    $     3,198,360
  Redemption of Units ..................        (1,107,041)        (2,306,652)        (1,599,773)        (3,593,679)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............          (226,981)   $      (487,872)          (190,663)   $      (395,319)
                                           ===============    ===============    ===============    ===============

High Yield (a)
  Issuance of Units ....................           949,778    $     1,207,209          2,042,797    $     2,688,612
  Redemption of Units ..................        (1,893,159)        (2,406,881)        (2,815,392)        (3,713,867)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............          (943,381)   $    (1,199,672)          (772,595)   $    (1,025,255)
                                           ===============    ===============    ===============    ===============

Capital Reserves
  Issuance of Units ....................           641,887    $       823,452            761,067    $       967,941
  Redemption of Units ..................          (713,566)          (916,982)          (892,640)        (1,130,187)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............           (71,679)   $       (93,530)          (131,573)   $      (162,246)
                                           ===============    ===============    ===============    ===============

Cash Reserves
  Issuance of Units ....................         2,455,610    $     3,033,693          5,120,948    $     6,099,027
  Redemption of Units ..................        (4,116,689)        (5,097,730)        (4,166,078)        (4,952,345)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............        (1,661,079)   $    (2,064,037)           954,870    $     1,146,682
                                           ===============    ===============    ===============    ===============

Growth Opportunities (a)
  Issuance of Units ....................           415,979    $     1,439,139            707,027    $     1,559,337
  Redemption of Units ..................          (292,624)          (973,847)          (223,737)          (521,971)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............           123,355    $       465,292            483,290    $     1,037,366
                                           ===============    ===============    ===============    ===============

Balanced (a)
  Issuance of Units ....................           338,898    $       619,098            607,092    $     1,199,317
  Redemption of Units ..................          (477,895)          (863,353)          (387,918)          (757,989)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............          (138,997)   $      (244,255)           219,174    $       441,328
                                           ===============    ===============    ===============    ===============

International Equity
  Issuance of Units ....................           366,701    $       608,209            538,825    $       848,836
  Redemption of Units ..................          (204,819)          (338,612)          (302,943)          (454,479)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............           161,882    $       269,597            235,882    $       394,357
                                           ===============    ===============    ===============    ===============

Small Cap Value
  Issuance of Units ....................           306,843    $       523,104            711,142    $     1,192,795
  Redemption of Units ..................          (300,166)          (513,709)          (619,326)          (993,426)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............             6,677    $         9,395             91,816    $       199,369
                                           ===============    ===============    ===============    ===============

Trend
  Issuance of Units ....................           361,979    $     1,452,357            942,814    $     2,701,540
  Redemption of Units ..................          (580,420)        (2,207,337)          (773,397)        (2,300,822)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............          (218,441)   $      (754,980)           169,417    $       400,718
                                           ===============    ===============    ===============    ===============

Global Bond
  Issuance of Units ....................            26,096    $        27,742            141,216    $       136,784
  Redemption of Units ..................            (2,994)            (3,221)          (109,661)           (98,935)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............            23,102    $        24,521             31,555    $        37,849
                                           ===============    ===============    ===============    ===============

Strategic Income
  Issuance of Units ....................           290,784    $       285,121            617,030    $       669,157
  Redemption of Units ..................          (623,462)          (612,260)          (533,672)          (576,585)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............          (332,678)   $      (327,139)            83,358    $        92,572
                                           ===============    ===============    ===============    ===============

                              SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                    YEAR ENDED DECEMBER 31,
                                                          2000                                  1999
                                           ----------------------------------    ----------------------------------
                                                 UNITS             AMOUNT             UNITS              AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
Devon
  Issuance of Units ....................           487,080    $       623,795          1,293,851    $     1,832,033
  Redemption of Units ..................          (813,969)        (1,031,392)          (980,535)        (1,360,507)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............          (326,889)   $      (407,597)           313,316    $       471,526
                                           ===============    ===============    ===============    ===============

Emerging Markets
  Issuance of Units ....................           173,310    $       150,914          1,918,546    $     1,110,189
  Redemption of Units ..................          (170,383)          (135,576)        (1,346,384)          (838,367)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............             2,927    $        15,338            572,162    $       271,822
                                           ===============    ===============    ===============    ===============

Convertible Securities
  Issuance of Units ....................            49,610    $        61,493            227,308    $       261,127
  Redemption of Units ..................          (116,799)          (142,849)          (170,605)          (197,047)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............           (67,189)   $       (81,356)            56,703    $        64,080
                                           ===============    ===============    ===============    ===============

Social Awareness
  Issuance of Units ....................            73,660    $       108,571            162,138    $       237,968
  Redemption of Units ..................           (91,414)          (134,965)          (187,808)          (280,305)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............           (17,754)   $       (26,394)           (25,670)   $       (42,337)
                                           ===============    ===============    ===============    ===============

REIT
  Issuance of Units ....................            50,400    $        54,883             29,253    $        29,253
  Redemption of Units ..................           (34,822)           (39,503)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............            15,578    $        15,380             29,253    $        29,253
                                           ===============    ===============    ===============    ===============

Select Growth (a)
  Issuance of Units ....................         1,181,739    $     1,742,961          1,229,182    $     1,417,037
  Redemption of Units ..................          (429,256)          (601,832)          (111,285)          (119,651)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............           752,483    $     1,141,129          1,117,897    $     1,297,386
                                           ===============    ===============    ===============    ===============

U.S. Growth
  Issuance of Units ....................           475,192    $       530,915            241,748    $       249,254
  Redemption of Units ..................          (152,619)          (170,876)              (350)              (355)
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............           322,573    $       360,039            241,398    $       248,899
                                           ===============    ===============    ===============    ===============

AIM V.I. Growth
  Issuance of Units ....................           194,266    $       177,545                  -    $             -
  Redemption of Units ..................           (55,962)           (53,181)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............           138,304    $       124,364                  -    $             -
                                           ===============    ===============    ===============    ===============

AIM V.I. High Yield
  Issuance of Units ....................            55,648    $        52,941                  -    $             -
  Redemption of Units ..................           (21,128)           (20,783)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............            34,520    $        32,158                  -    $             -
                                           ===============    ===============    ===============    ===============

AIM V.I. International Equity
  Issuance of Units ....................           227,646    $       215,610                  -    $             -
  Redemption of Units ..................           (63,608)           (58,818)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............           164,038    $       156,792                  -    $             -
                                           ===============    ===============    ===============    ===============

AIM V.I. Value
  Issuance of Units ....................           406,655    $       368,257                  -    $             -
  Redemption of Units ..................           (89,223)           (81,185)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............           317,432    $       287,072                  -    $             -
                                           ===============    ===============    ===============    ===============

                              SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (CONTINUED)

                                                                    YEAR ENDED DECEMBER 31,
                                                          2000                                  1999
                                           ----------------------------------    ----------------------------------
                                                 UNITS             AMOUNT             UNITS              AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
Alger American Leveraged AllCap
  Issuance of Units ....................           104,079    $       100,651                  -    $             -
  Redemption of Units ..................           (10,544)            (9,425)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............           93,535    $         91,226                  -    $             -
                                           ===============    ===============    ===============    ===============

Alger American MidCap Growth
  Issuance of Units ....................           335,902    $       345,393                  -    $             -
  Redemption of Units ..................           (43,343)           (42,632)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............           292,559    $       302,761                  -    $             -
                                           ===============    ===============    ===============    ===============

Alger American Small Capitalization
  Issuance of Units ....................             2,000    $         2,000                  -    $             -
  Redemption of Units ..................                 -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............             2,000    $         2,000                  -    $             -
                                           ===============    ===============    ===============    ===============

Alliance Growth Class B
  Issuance of Units ....................            21,467    $        21,149                  -    $             -
  Redemption of Units ..................              (519)              (476)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............            20,948    $        20,673                  -    $             -
                                           ===============    ===============    ===============    ===============

Alliance Growth and Income Class B
  Issuance of Units ....................           150,416    $       154,097                  -    $             -
  Redemption of Units ..................           (18,830)           (19,559)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............           131,586    $       134,538                  -    $             -
                                           ===============    ===============    ===============    ===============

Alliance Premier Growth Class B
  Issuance of Units ....................            36,820    $        35,522                  -    $             -
  Redemption of Units ..................              (461)              (432)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............            36,359    $        35,090                  -    $             -
                                           ===============    ===============    ===============    ===============

Alliance Technology Class B
  Issuance of Units ....................            79,003    $        76,933                  -    $             -
  Redemption of Units ..................            (7,710)            (5,751)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............            71,293    $        71,182                  -    $             -
                                           ===============    ===============    ===============    ===============

Franklin Small Cap
  Issuance of Units ....................           170,028    $       168,143                  -    $             -
  Redemption of Units ..................           (62,304)           (59,643)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............           107,724    $       108,500                  -    $             -
                                           ===============    ===============    ===============    ===============

Mutual Shares Securities Class 2
  Issuance of Units ....................            15,256    $        15,526                  -    $             -
  Redemption of Units ..................              (318)              (337)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............            14,938    $        15,189                  -    $             -
                                           ===============    ===============    ===============    ===============

Templeton Growth Securities Class 2
  Issuance of Units ....................             8,552    $         8,440                  -    $             -
  Redemption of Units ..................              (166)              (166)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............             8,386    $         8,274                  -    $             -
                                           ===============    ===============    ===============    ===============

Templeton International Securities Class 2
  Issuance of Units ....................            19,179    $        18,720                  -    $             -
  Redemption of Units ..................              (468)              (464)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............            18,711    $         18,256                 -    $             -
                                           ===============    ===============    ===============    ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units ....................             2,000    $         2,000                  -    $             -
  Redemption of Units ..................                 -                  -                  -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............             2,000    $         2,000                  -    $             -
                                           ===============    ===============    ===============    ===============

Pioneer Mid Cap Value VCT Class II
  Issuance of Units ....................             9,013    $         9,252                  -    $             -
  Redemption of Units ..................              (224)              (235)                 -                  -
                                           ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) ............             8,789    $         9,017                  -    $             -
                                           ===============    ===============    ===============    ===============

(a)  Name changed.  See Note 1.

                              SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Separate Account VA-K satisfies the current requirements of the regulations, and it intends that Separate Account VA-K will continue to meet such requirements.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of shares of the Funds by Separate Account VA-K during the year ended December 31, 2000 were as follows:

Investment Portfolio                                             Purchases           Sales
--------------------                                          ---------------   ---------------
Growth & Income ..........................................    $     2,049,905   $     1,906,210
High Yield (a) ...........................................          1,222,481         2,327,851
Capital Reserves .........................................            877,145           908,763
Cash Reserve .............................................          2,839,353         4,811,396
Growth Opportunities (a) .................................          1,646,184           849,217
Balanced (a) .............................................            659,448           727,938
International Equity .....................................            618,902           305,690
Small Cap Value ..........................................            522,800           494,936
Trend ....................................................          1,539,215         2,090,168
Global Bond ..............................................             27,819             3,771
Strategic Income .........................................            395,232           578,425
Devon ....................................................            584,626           997,577
Emerging Markets .........................................            150,939           132,068
Convertible Securities ...................................             77,956           145,239
Social Awareness .........................................            105,829           139,017
REIT .....................................................             55,880            40,197
Select Growth (a)  .......................................          1,747,298           589,321
U. S. Growth .............................................            528,656           176,334
AIM V.I. Growth ..........................................            183,030            55,661
AIM V.I. High Yield ......................................             56,593            20,928
AIM V.I. International Equity ............................            186,836            22,098
AIM V.I. Value ...........................................            342,080            44,831
Alger American Leveraged AllCap ..........................             91,413               559
Alger American MidCap Growth .............................            326,080            24,726
Alger American Small Capitalization ......................              2,714                17
Alliance Growth Class B ..................................             21,340               573
Alliance Growth and Income Class B .......................            137,123             3,204
Alliance Premier Growth Class B ..........................             35,616               574
Alliance Technology Class B ..............................             76,830             5,859
Franklin Small Cap Class 2 ...............................            130,401            22,546
Mutual Shares Securities Class 2 .........................             15,525               409
Templeton Growth Securities Class 2 ......................              8,440               210
Templeton International Securities Class 2 ...............             18,720               523
Pioneer Emerging Markets VCT Class II ....................              2,037                16
Pioneer Mid-Cap Value VCT Class II .......................              9,394               288
                                                              ---------------   ---------------
  Totals .................................................    $    17,293,840   $    17,427,140
                                                              ===============   ===============

(a) Name changed.  See Note 1.

NOTE 8 - ACCOUNTING PRONOUNCEMENTS

     In November of 2000, a revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide, Audits of Investment Companies, was issued and effective for fiscal years beginning after December 15, 2000. The impact of this guide is not considered to be significant.

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

       (a) FINANCIAL STATEMENTS

           Financial Statements Included in Part A
           None

           Financial Statements Included in Part B

           Financial Statements for First Allmerica Financial Life Insurance Company and
           Financial Statements for Separate Account VA-K of First Allmerica Financial Life Insurance Company

           Financial Statements Included in Part C
           None

       (b) EXHIBITS

              EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated August 20, 1991 was previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

              EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the registrant NOT pursuant to a trust indenture or other such instrument.

              EXHIBIT 3  (a) Underwriting and Administrative Services
                             Agreement was previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

                         (b) Sales Agreements with Commission Schedule were
                             previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and are incorporated by reference herein.

                         (c) General Agent's Agreement was previously filed in
                             Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

                         (d) Career Agent Agreement was previously filed in
                             Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

                         (e) Registered Representative's Agreement was
                             previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein.

              EXHIBIT 4 Policy Form A was previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein. Policy Form B was previously filed on March 1, 1996 in Post-Effective Amendment No. 5, and is incorporated by reference herein.

              EXHIBIT 5 Application Form was previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and is incorporated by reference herein. Application Form B was previously filed on March 1, 1996 in Post-Effective Amendment No. 5, and is incorporated by reference herein.

              EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on October 12, 1995 in Post-Effective Amendment No. 4, and are incorporated by reference herein. Revised Bylaws were previously filed on May 1, 1996 in Post-Effective Amendment No. 6, and are incorporated by reference herein.

              EXHIBIT 7      Not Applicable.

              EXHIBIT 8  (a) Fidelity Service Agreement was previously filed on
                             April 29, 1996 in Post-Effective Amendment No. 6, and is incorporated by reference herein.

                         (b) An Amendment to the Fidelity Service Agreement,
                             effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 8, and is incorporated by reference herein.

                         (c) Fidelity Service Contract was previously filed on
                             May 1, 1997 in Post-Effective Amendment No. 8, and is incorporated by reference herein.

                         (d) BFDS Agreements for lockbox and mailroom services
                             were previously filed in Post-Effective Amendment No. 9 on April 24, 1998, and are incorporated by reference herein.

                         (e) Directors' Power of Attorney is filed herewith.

              EXHIBIT 9      Opinion of Counsel is filed herewith.

              EXHIBIT 10 Consent of Independent Accountants is filed herewith.

              EXHIBIT 11     None.

              EXHIBIT 12     None.

              EXHIBIT 13     Schedule for Computation of Performance
                             Quotations was previously filed on October 18, 1994 in a post-effective amendment, and is incorporated by reference herein.

              EXHIBIT 14       Not Applicable.

              EXHIBIT 15 (a) Form of Amendment dated May 1, 2001 to the
                             Delaware Group Premium Fund Participation
                             Agreement was previously filed in April 2001 in Post-Effective Amendment No. 19 of Registration Statement No. 33-39702/811-6293, and is
                             incorporated by reference herein. Form of Amendment to Delaware Participation Agreement was previously filed in December 2000 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71054/811-8114, and is
                             incorporated by reference herein. Form of Participation Agreement with Delaware Group Premium Fund and Amendment were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-71054/811-8114, and are incorporated by reference herein.

                         (b) Form of Amendment #6 to the AIM Participation
                             Agreement was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is
                             incorporated by reference herein. Form of Amendment to AIM Participation Agreement was previously filed in December 2000 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71054/811-8114, and is
                             incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 in Registration Statement No. 333-16929/811-7747, and is
                             incorporated by reference herein.

                         (c) Amendment dated May 31, 2000 with Alger is filed
                             herewith. Participation Agreement with Alger was previously filed in April 2000 in Post-Effective Amendment No. 6 of Registration Statement No. 333-10285/811-7769, and is incorporated by reference herein.

                         (d) Form of Amendment dated May 1, 2001 to the Amended
                             and Restated Participation Agreement, Merger and Consolidated Agreement, and the Amended and Restated Participation Agreement with Alliance were previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and are
                             incorporated by reference herein. Form of Participation Agreement with Alliance was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114, and is incorporated by reference herein.

                         (e) Form of Amendment dated May 1, 2001 and the
                             Franklin Templeton Participation Agreement dated March 1, 2000 were previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and are
                             incorporated by reference herein. Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114, and is
                             incorporated by reference herein.

                         (f) Amendment dated October 24, 2000 to the Pioneer
                             Participation Agreement was previously filed in April 2001 in Post-Effective Amendment No. 13 of Registration Statement No. 33-71052/811-8114, and is incorporated by reference herein. Form of Amendment to Pioneer Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 8 of Registration Statement No. 33-86664/811-8872, and is
                             incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996) and Vice President (since 1984) of
    Director and Vice President             First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since
    Vice President and Corporate            1998) of First Allmerica
    Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First
    Director and Vice President             Allmerica

Charles F. Cronin                           Secretary and Counsel (since 2000) of First Allmerica;
    Secretary and Counsel                   Counsel (since 1996) of First Allmerica; Attorney (1991-1996)
                                            of Nutter, McClennen & Fish

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
J. Kendall Huber                            Director, Vice President and General Counsel (since 2000)
    Director, Vice President and            of First Allmerica; Vice President (1999) of Promos Hotel
    General Counsel                         Corporation; Vice President and Deputy General Counsel
                                            (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                            General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice
    Director, Vice President and            President (since 1991) of First Allmerica; Director (since 1996)
    Chief Investment Officer                and President (since 1995) of Allmerica Asset Management, Inc.

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
    Vice President and Treasurer            Allmerica; Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of
    Director, President and                 First Allmerica
    Chief Executive Officer

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice
    Director, Vice President and            President (since 1993) and Treasurer (1993-2000) of First
    Chief Financial Officer                 Allmerica

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First
    Director and Vice President             Allmerica; Director (since 1990), President and Chief
                                            Executive Officer (since 1995) of Allmerica Financial Life
                                            Insurance and Annuity Company; Director and President (since 1998)
                                            of Allmerica Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica;
    Director and Vice President             Chief Executive Officer (1996 to 1998) of Travelers
                                            Property & Casualty; Senior Vice President (1993 to 1996)
                                            of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of
    Director and Vice President             First Allmerica

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica;
    Director and Vice President             Vice President (1996-1998) of Travelers Property & Casualty;
                                            Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

 FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

             NAME                                      ADDRESS                        TYPE OF BUSINESS
             ----                                      -------                        ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth & Income Fund, L.P.                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

Advantage Insurance Network, Inc.                 440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

             NAME                                      ADDRESS                        TYPE OF BUSINESS
             ----                                      -------                        ----------------
Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company)                                                    annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
Known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

             NAME                                      ADDRESS                        TYPE OF BUSINESS
             ----                                      -------                        ----------------
Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46240

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles, Inc.                          5421 Avenida Encinas            Computer software company
                                                  Suite A
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

             NAME                                      ADDRESS                        TYPE OF BUSINESS
             ----                                      -------                        ----------------
The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Parkway            Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 NationsBank Tower               Multi-line property and casualty
                                                  15301 Dallas Parkway            insurance
                                                  Dallas TX 75248

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2001, there were 157 Contract holders of qualified Contracts and 459 Contract holders of non-qualified Contracts.

ITEM 28.      INDEMNIFICATION

     To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

     1. for and breach of the director's duty of loyalty to the Company or its policyholders;

     2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

     3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B
         Section 62;

     4. for any transactions from which the director derived an improper personal benefit.

ITEM 29.      PRINCIPAL UNDERWRITERS

      (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

            - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

            - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Separate Account SPVL, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

            -     Allmerica Investment Trust

      (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
            440 Lincoln Street
            Worcester, Massachusetts 01653

         NAME                  POSITION OR OFFICE WITH UNDERWRITER
         ----                  -----------------------------------
Margaret L. Abbott             Vice President

Emil J. Aberizk, Jr.           Vice President

Edward T. Berger               Vice President and Chief Compliance Officer

Michael J. Brodeur             Vice President Operations

Mark R. Colborn                Vice President

Charles F. Cronin              Secretary/Clerk

Claudia J. Eckels              Vice President

Philip L. Heffernan            Vice President

J. Kendall Huber               Director

Mark C. McGivney               Treasurer

William F. Monroe, Jr.         President, Director and Chief Executive Officer

         NAME                  POSITION OR OFFICE WITH UNDERWRITER
         ----                  -----------------------------------
K. David Nunley                Vice President

Stephen Parker                 Vice President and Director

Richard M. Reilly              Director and Chairman of the Board

Eric A. Simonsen               Director

      (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

      Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

      The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

      (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

      (c) The registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

      (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinionof its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

      (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

      Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

      1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

      2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

      3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
            Section 403(b)(11) to the attention of potential participants.

      4.    A signed statement acknowledging the participant's understanding of
            (i) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

      Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 2nd day of April, 2001.

                            SEPARATE ACCOUNT VA-K OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                            By: /s/ Charles F. Cronin
                          Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                               TITLE                                                         DATE
----------                               -----                                                         ----
/s/ Warren E. Barnes                     Vice President and Corporate Controller                       April 2, 2001
------------------------------------
Warren E. Barnes

Edward J. Parry*                         Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                       Director and Vice President
------------------------------------

John F. O'Brien*                         Director, President  and Chief Executive Officer
------------------------------------

Bruce C. Anderson*                       Director and Vice President
------------------------------------

Mark R. Colborn*                         Director and Vice President
------------------------------------

John P. Kavanaugh*                       Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                        Director, Vice President and General Counsel
------------------------------------

Robert P. Restrepo, Jr.*                 Director and Vice President
------------------------------------

Eric A. Simonsen*                        Director and Vice President
------------------------------------

Gregory D. Tranter*                      Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
-------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-71054)

                                  EXHIBIT TABLE

Exhibit 8(e)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants

Exhibit 15(c)     Amendment dated May 31, 2000 with Alger